    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2013

                                                  FILE NOS. 033-76334; 811-5343

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 41                            [X]

                             AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 295                                            [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 6610 W. BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

          -------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to the Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2013 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                               FORM P1150 10/98
                                FORM P1143 4/94

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                 HOME OFFICE:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2013, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") for individuals and some qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

THE ALGER PORTFOLIOS:
Alger Large Cap Growth Portfolio -- Class I-2 Shares
Alger Small Cap Growth Portfolio -- Class I-2 Shares

FEDERATED INSURANCE SERIES:

Federated High Income Bond Fund II -- Primary Shares
Federated Managed Tail Risk Fund II -- Primary Shares (formerly, Federated Capital Appreciation Fund II -- Primary Shares)
Federated Managed Volatility Fund II


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Asset Manager/SM/ Portfolio -- Initial Class
VIP Contrafund(R) Portfolio -- Initial Class
VIP Equity-Income Portfolio -- Initial Class
VIP Growth Portfolio -- Initial Class
VIP Growth & Income Portfolio -- Initial Class
VIP Growth Opportunities Portfolio -- Initial Class
VIP Mid Cap Portfolio -- Service Class 2
VIP Overseas Portfolio -- Initial Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Templeton Foreign Securities Fund -- Class 1 Shares
Templeton Global Bond Securities Fund -- Class 1 Shares

GE INVESTMENTS FUNDS, INC.:
Income Fund -- Class 1 Shares


Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares
S&P 500(R) Index Fund
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares
U.S. Equity Fund -- Class 1 Shares

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Large Cap Value Fund
Goldman Sachs Mid Cap Value Fund

Goldman Sachs Money Market Fund -- Service Shares


JANUS ASPEN SERIES:
Balanced Portfolio -- Institutional Shares
Enterprise Portfolio -- Institutional Shares
Flexible Bond Portfolio -- Institutional Shares
Forty Portfolio -- Institutional Shares

Global Research Portfolio -- Institutional Shares (formerly, Worldwide
  Portfolio -- Institutional Shares)

Global Technology Portfolio -- Service Shares
Janus Portfolio -- Institutional Shares
Overseas Portfolio -- Institutional Shares

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

ClearBridge Variable Equity Income Portfolio -- Class II (formerly, Legg Mason
  ClearBridge Variable Equity Income Builder Portfolio -- Class I)
ClearBridge Variable Large Cap Value Portfolio -- Class I (formerly, Legg Mason
  ClearBridge Variable Large Cap Value Portfolio -- Class I)


LEGG MASON PARTNERS VARIABLE INCOME TRUST:

Western Asset Variable Strategic Bond Portfolio -- Class I (formerly, Legg
  Mason Western Asset Variable Strategic Bond Portfolio -- Class I)


OPPENHEIMER VARIABLE ACCOUNT FUNDS:


Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares

Oppenheimer Capital Income Fund/VA (formerly, Oppenheimer Balanced Fund/VA --
  Non-Service Shares)

Oppenheimer Core Bond Fund/VA -- Non-Service Shares

Oppenheimer Discovery Mid Cap Growth Fund/VA (formerly, Oppenheimer Small- &
  Mid-Cap Growth Fund/VA -- Non-Service Shares)
Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares (formerly,
  Oppenheimer High Income Fund/VA -- Non-Service Shares)


PIMCO VARIABLE INSURANCE TRUST:
Total Return Portfolio -- Administrative Class Shares

EFFECTIVE THE CLOSE OF BUSINESS DECEMBER 31, 2010, WE WILL NO LONGER ACCEPT ALLOCATIONS OF PURCHASE PAYMENTS OR CONTRACT VALUE TO THE SUBACCOUNTS INVESTING IN THE FOLLOWING PORTFOLIOS:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Growth and Income Portfolio -- Class B

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) New Discovery Series -- Service Class Shares

Not all of these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of the contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.


A Statement of Additional Information, dated May 1, 2013, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS.................................................  5

FEE TABLES..................................................  6
   Examples.................................................  8

SYNOPSIS....................................................  8

CONDENSED FINANCIAL INFORMATION............................. 10

THE COMPANY................................................. 10

FINANCIAL CONDITION OF THE COMPANY.......................... 10

THE SEPARATE ACCOUNT........................................ 11
   The Portfolios........................................... 12
   Subaccounts.............................................. 13
   Voting Rights............................................ 18

THE GUARANTEE ACCOUNT....................................... 18

CHARGES AND OTHER DEDUCTIONS................................ 19
   Transaction Expenses..................................... 19
       Surrender Charge..................................... 19
       Exceptions to the Surrender Charge................... 20
   Deductions from the Separate Account..................... 20
   Charges for the Death Benefit Rider Options.............. 20
   Other Charges............................................ 21

THE CONTRACT................................................ 21
   Ownership................................................ 22
   Assignment............................................... 22
   Premium Payments......................................... 23
   Valuation Day and Valuation Period....................... 23
   Allocation of Premium Payments........................... 23
   Valuation of Accumulation Units.......................... 23

TRANSFERS................................................... 24
   Transfers Before the Maturity Date....................... 24
   Transfers from the Guarantee Account to the Subaccounts.. 24
   Transfers from the Subaccounts to the Guarantee Account.. 24
   Transfers Among the Subaccounts.......................... 24
   Telephone/Internet Transactions.......................... 25
   Confirmation of Transactions............................. 25
   Special Note on Reliability.............................. 25
   Transfers by Third Parties............................... 26
   Special Note on Frequent Transfers....................... 26
   Dollar Cost Averaging Program............................ 28
   Portfolio Rebalancing Program............................ 28

SURRENDERS AND PARTIAL SURRENDERS........................... 29
   Surrenders and Partial Surrenders........................ 29
   Restrictions on Distributions from Certain Contracts..... 29
   Systematic Withdrawal Program............................ 30

THE DEATH BENEFIT.....................................................  31
   Death Benefit at Death of Annuitant Before the Maturity Date.......  31
   Basic Death Benefit................................................  31
   Optional Guaranteed Minimum Death Benefit..........................  31
   Optional Death Benefit.............................................  32
   Optional Enhanced Death Benefit....................................  33
   When We Calculate the Death Benefit................................  34
   Death of an Owner or Joint Owner Before the Maturity Date..........  34
   Death of Owner, Joint Owner, or Annuitant On or After the Maturity
     Date.............................................................  35

INCOME PAYMENTS.......................................................  35
   Optional Payment Plans.............................................  36
   Variable Income Payments...........................................  37
   Transfers After the Maturity Date..................................  38

TAX MATTERS...........................................................  39
   Introduction.......................................................  39
   Taxation of Non-Qualified Contracts................................  39
   Section 1035 Exchanges.............................................  41
   Qualified Retirement Plans.........................................  42
   Federal Income Tax Withholding.....................................  45
   State Income Tax Withholding.......................................  45
   Tax Status of the Company..........................................  45
   Federal Estate, Gift and Generation-Skipping Transfer Taxes........  45
   Federal Defense of Marriage Act....................................  46
   Annuity Purchases by Residents of Puerto Rico......................  46
   Annuity Purchases by Nonresident Aliens and Foreign Corporations...  46
   Foreign Tax Credits................................................  46
   Changes in the Law.................................................  46

REQUESTING PAYMENTS...................................................  46

DISTRIBUTION OF THE CONTRACTS.........................................  47

ADDITIONAL INFORMATION................................................  48
   Owner Questions....................................................  48
   Return Privilege...................................................  48
   State Regulation...................................................  48
   Evidence of Death, Age, Gender, Marital Status or Survival.........  48
   Records and Reports................................................  48
   Other Information..................................................  49
   Legal Proceedings..................................................  49

APPENDIX A -- CONTRACT FORM P1143 4/94................................ A-1

APPENDIX B -- THE DEATH BENEFIT (EXAMPLES FOR POLICY FORM P1150)...... B-1

APPENDIX C -- CONDENSED FINANCIAL INFORMATION......................... C-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments begin.

ANNUITANT -- The person named in the contract upon whose age and, where appropriate, gender, we use to determine monthly income benefits. The Annuitant cannot be older than age 85 at the time the contract is issued, unless we approve a different age.

ANNUITY UNIT -- An accounting unit of measure we use to calculate of the amount of the second and each subsequent variable income payment.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown on your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amount you hold in the Guarantee Account.

FUND -- Any open-end management investment company or any unit investment trust in which a Subaccount invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

HOME OFFICE -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

MATURITY DATE -- The date on which income payments will commence, if the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or in all markets.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, contract charge, any optional death benefit charge and any surrender charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Full and        Surrender Charge as
 payments partially or totally surrendered)/1/     Partially Completed Years a Percentage of the
                                                   Since We Received the     Premium Payment
                                                   Premium Payment           Partially or Totally or
                                                                             Surrendered
                                                   -------------------------------------------------
                                                               1                       6%
                                                               2                       6%
                                                               3                       6%
                                                               4                       6%
                                                               5                       4%
                                                               6                       2%
                                                           7 or more                   0%
----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/2/
----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount surrendered unless otherwise requested.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer after the first transfer in a calendar month.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------
Annual Contract Charge                   $25.00/1/
---------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A
 PERCENTAGE OF YOUR AVERAGE DAILY NET
 ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------
 Mortality and Expense Risk Charge           1.25%
---------------------------------------------------
 Administrative Expense Charge               0.15%
---------------------------------------------------
OPTIONAL BENEFITS/2/
---------------------------------------------------
 Optional Guaranteed Minimum Death
   Benefit                                0.35%/3/
---------------------------------------------------
 Optional Death Benefit                   0.25%/4/
---------------------------------------------------
 Optional Enhanced Death Benefit          0.35%/5/
---------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES                                 2.35%/6/
---------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $75,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/This charge is a percentage of the prior contract year's average benefit amount. We currently charge 0.25% of the prior contract year's average benefit amount. This may be referred to as the "Six Percent
   EstateProtector/SM/" in our marketing materials.

/4/This charge is a percentage of the Contract Value at the time the charge is taken. We currently charge 0.10% of your Contract Value at the time of the deduction. This may be referred to as the "Annual EstateProtector/SM/" in our marketing materials.

/5/This charge is a percentage of your prior contract year's average Contract
   Value. We currently charge 0.20% of the prior contract year's average Contract Value. This may be referred to as the "EarningsProtector" in our marketing materials.

/6/The Maximum Total Separate Account expenses assume that the owner elects all the Optional Benefits. If only one Optional Benefit is elected, or if no Optional Benefit is elected, the Total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Distribution of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.43%   2.25%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2012, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.38% and 1.38%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Death Benefit rider, the Optional Enhanced Death Benefit rider and the Optional Guaranteed Minimum Death Benefit rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,030      $2,012      $2,815       $4,920


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $367       $1,347      $2,330       $4,797


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $489       $1,469      $2,452       $4,920


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.40% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and

  . a maximum charge of 0.95% for the Optional Death Benefit, Optional Enhanced Death Benefit and Optional Guaranteed Minimum Death Benefit riders. If one or a combination of the death benefit rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT DO I HAVE? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit. Holders of this contract should have this contract for a reason other than tax deferral if purchased as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? During the accumulation period you can use your premium payments to buy Accumulation Units under the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, in accordance with your instructions, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge on any amounts surrendered that represent gain. You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.40% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.25%. There is also a $25 annual contract charge which we waive if the Contract Value is more than $75,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, as applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Distribution of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account that invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE MATURITY DATE? Before the Maturity Date, if an owner, joint owner, or if the Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision of this prospectus for more information.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE
ACCOUNT? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Maturity Date" and "Guarantee Account" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL SURRENDERS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of the Separate Account charges. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix C for tables of Accumulation Unit values.

THE COMPANY


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.


FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments in an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.


HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or contracts of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate premium payments. You currently may change your future premium allocation without penalty or charges. There are, however, limitations on the number of transfers that may be made each Policy year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR NET PREMIUM PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate premium payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.



                                 PORTFOLIO                                     INVESTMENT OBJECTIVE
                                 ------------------------------------------------------------------------------
THE ALGER PORTFOLIOS             ALGER LARGE CAP GROWTH PORTFOLIO    Seeks long-term capital appreciation.
                                 -- CLASS I-2 SHARES
                                 ------------------------------------------------------------------------------
                                 ALGER SMALL CAP GROWTH              Seeks long-term capital appreciation.
                                 PORTFOLIO -- CLASS I-2 SHARES
                                 ------------------------------------------------------------------------------
FEDERATED                        FEDERATED HIGH INCOME BOND          Seeks high current income by
INSURANCE SERIES                 FUND II -- PRIMARY SHARES           investing in a diversified portfolio of
                                                                     high yield, lower-rated corporate
                                                                     bonds, commonly referred to as
                                                                     "junk bonds."
                                 ------------------------------------------------------------------------------
                                 FEDERATED MANAGED TAIL RISK         The Fund's investment objective is
                                 FUND II -- PRIMARY SHARES           capital appreciation.
                                 (FORMERLY, FEDERATED CAPITAL
                                 APPRECIATION FUND II -- PRIMARY
                                 SHARES)
                                 ------------------------------------------------------------------------------
                                 FEDERATED MANAGED VOLATILITY        Seeks high current income and
                                 FUND II                             moderate capital appreciation.


                                 ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE             VIP ASSET MANAGER/SM/ PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS               INITIAL CLASS                       reduced risk over the long term by
FUND                                                                 allocating its assets among stocks,
                                                                     bonds, and short-term instruments.









                                 ------------------------------------------------------------------------------
                                 VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital appreciation.
                                 INITIAL CLASS

                                 ------------------------------------------------------------------------------
                                 VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income. The fund
                                 INITIAL CLASS                       will also consider the potential for
                                                                     capital appreciation. The fund's goal is
                                                                     to achieve a yield which exceeds the
                                                                     composite yield on the securities
                                                                     comprising the S&P 500(R) Index.
                                 ------------------------------------------------------------------------------
                                 VIP GROWTH PORTFOLIO -- INITIAL     Seeks to achieve capital appreciation.
                                 CLASS

                                 ------------------------------------------------------------------------------
                                 VIP GROWTH & INCOME                 Seeks high total return through a
                                 PORTFOLIO -- INITIAL CLASS          combination of current income and
                                                                     capital appreciation.
                                 ------------------------------------------------------------------------------
                                 VIP GROWTH OPPORTUNITIES            Seeks to provide capital growth.
                                 PORTFOLIO -- INITIAL CLASS

                                 ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.

------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.

------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high yield, lower-rated corporate
bonds, commonly referred to as
"junk bonds."
------------------------------------------------------------------------------
The Fund's investment objective is        Federated Equity Management
capital appreciation.                     Company of Pennsylvania
       (subadvised by Federated Investment
       Management Company)

------------------------------------------------------------------------------
Seeks high current income and             Federated Global Investment
moderate capital appreciation.            Management Corp. (subadvised by
                                          Federated Investment Management
                                          Company)
------------------------------------------------------------------------------
Seeks to obtain high total return with    Fidelity Management & Research
reduced risk over the long term by        Company (FMR) (subadvised by
allocating its assets among stocks,       Fidelity Investments Money
bonds, and short-term instruments.        Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
       FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------
Seeks to provide capital growth.          FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------


                                 PORTFOLIO                                    INVESTMENT OBJECTIVE
                                 ------------------------------------------------------------------------------
                                 VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                                 SERVICE CLASS 2

                                 ------------------------------------------------------------------------------
                                 VIP OVERSEAS PORTFOLIO -- INITIAL  Seeks long-term growth of capital.
                                 CLASS

                                 ------------------------------------------------------------------------------
FRANKLIN TEMPLETON               TEMPLETON FOREIGN SECURITIES FUND  Seeks long-term capital growth. The
VARIABLE INSURANCE               -- CLASS 1 SHARES                  fund normally invests at least 80% of
PRODUCTS TRUST                                                      its net assets in investments of issuers
                                                                    located outside the U.S., including
                                                                    those in emerging markets.
                                 ------------------------------------------------------------------------------
                                 TEMPLETON GLOBAL BOND SECURITIES   Seeks high current income, consistent
                                 FUND -- CLASS 1 SHARES             with preservation of capital, with
                                                                    capital appreciation as a secondary
                                                                    consideration. The fund normally
                                                                    invests at least 80% of its net assets in
                                                                    bonds, which include debt securities of
                                                                    any maturity, such as bonds, notes,
                                                                    bills and debentures.
                                 ------------------------------------------------------------------------------
GE INVESTMENTS                   INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
FUNDS, INC.                                                         with prudent investment management
                                                                    and the preservation of capital.
                                 ------------------------------------------------------------------------------
                                 PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                                 CLASS 1 SHARES                     future income rather than current
                                                                    income.
                                 ------------------------------------------------------------------------------
                                 REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                                 CLASS 1 SHARES                     current income and capital
                                                                    appreciation.
                                 ------------------------------------------------------------------------------
                                 S&P 500(R) INDEX FUND/1/           Seeks growth of capital and
                                                                    accumulation of income that
                                                                    corresponds to the investment return of
                                                                    the S&P 500(R) Composite Stock Index.
                                 ------------------------------------------------------------------------------
                                 SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                                 SHARES






                                 ------------------------------------------------------------------------------
                                 TOTAL RETURN FUND -- CLASS 1       Seeks the highest total return,
                                 SHARES                             composed of current income and
                                                                    capital appreciation, as is consistent
                                                                    with prudent investment risk.
                                 ------------------------------------------------------------------------------
                                 U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                                 SHARES
                                 ------------------------------------------------------------------------------
GOLDMAN SACHS                    GOLDMAN SACHS LARGE CAP VALUE      Seeks long-term capital appreciation.
VARIABLE INSURANCE               FUND
TRUST
                                 ------------------------------------------------------------------------------
                                 GOLDMAN SACHS MID CAP VALUE        Seeks long-term capital appreciation.
                                 FUND
                                 ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FMR
                                           (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                           and FIJ)
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
-------------------------------------------------------------------------------
Seeks high current income, consistent      Franklin Advisers, Inc.
with preservation of capital, with
capital appreciation as a secondary
consideration. The fund normally
invests at least 80% of its net assets in
bonds, which include debt securities of
any maturity, such as bonds, notes,
bills and debentures.
-------------------------------------------------------------------------------
Seeks maximum income consistent            GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income rather than current
income.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-------------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
the S&P 500(R) Composite Stock Index.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP, Kennedy Capital
                                           Management, Inc., Palisade Capital
                                           Management, L.L.C. and
                                           SouthernSun Asset Management,
                                           LLC)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by BlackRock
capital appreciation, as is consistent     Investment Management, LLC)
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management
                                           Incorporated
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
                                           L.P.

-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
                                           L.P.
-------------------------------------------------------------------------------



                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                       PORTFOLIO                                      INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------------
                       GOLDMAN SACHS MONEY MARKET           Maximize current income consistent
                       FUND -- SERVICE SHARES               with the preservation of capital.
                       --------------------------------------------------------------------------------
JANUS ASPEN SERIES     BALANCED PORTFOLIO -- INSTITUTIONAL  Seeks long-term capital growth,
                       SHARES                               consistent with preservation of capital
                                                            and balanced by current income.
                       --------------------------------------------------------------------------------
                       ENTERPRISE PORTFOLIO --              Seeks long-term growth of capital.
                       INSTITUTIONAL SHARES
                       --------------------------------------------------------------------------------
                       FLEXIBLE BOND PORTFOLIO --           Seeks to obtain maximum total return,
                       INSTITUTIONAL SHARES                 consistent with preservation of capital.
                       --------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- INSTITUTIONAL     A non-diversified portfolio/1/ that seeks
                       SHARES                               long-term growth of capital.
                       --------------------------------------------------------------------------------
                       GLOBAL RESEARCH PORTFOLIO --         Seeks long-term growth of capital.
                       INSTITUTIONAL SHARES (FORMERLY,
                       WORLDWIDE PORTFOLIO --
                       INSTITUTIONAL SHARES
                       --------------------------------------------------------------------------------
                       GLOBAL TECHNOLOGY PORTFOLIO --       Seeks long-term growth of capital.
                       SERVICE SHARES
                       --------------------------------------------------------------------------------
                       JANUS PORTFOLIO -- INSTITUTIONAL     Seeks long-term growth of capital.
                       SHARES
                       --------------------------------------------------------------------------------
                       OVERSEAS PORTFOLIO -- INSTITUTIONAL  Seeks long-term growth of capital.
                       SHARES
                       --------------------------------------------------------------------------------
LEGG MASON PARTNERS    CLEARBRIDGE VARIABLE ALL CAP         Seeks long-term growth of capital.
VARIABLE EQUITY TRUST  VALUE PORTFOLIO -- CLASS I           Current income is a secondary
                       (FORMERLY, LEGG MASON                objective.
                       CLEARBRIDGE VARIABLE LARGE CAP
                       VALUE PORTFOLIO -- CLASS I)
                       --------------------------------------------------------------------------------
                       CLEARBRIDGE VARIABLE EQUITY          Seeks a high level of current income.
                       INCOME PORTFOLIO -- CLASS II         Long-term capital appreciation is a
                       (FORMERLY, LEGG MASON                secondary objective.
                       CLEARBRIDGE VARIABLE EQUITY
                       INCOME BUILDER PORTFOLIO --
                       CLASS I)
                       --------------------------------------------------------------------------------
LEGG MASON PARTNERS    WESTERN ASSET VARIABLE STRATEGIC     Seeks to maximize total return,
VARIABLE INCOME TRUST  BOND PORTFOLIO -- CLASS I            consistent with the preservation of
                       (FORMERLY, LEGG MASON WESTERN        capital.
                       ASSET VARIABLE STRATEGIC BOND
                       PORTFOLIO -- CLASS I)
                       --------------------------------------------------------------------------------
Oppenheimer Variable   OPPENHEIMER CAPITAL                  The Fund seeks capital appreciation.
ACCOUNT FUNDS          APPRECIATION FUND/VA --
                       NON-SERVICE SHARES
                       --------------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL INCOME           The Fund seeks total return.
                       FUND/VA -- SERVICE SHARES
                       (FORMERLY, OPPENHEIMER BALANCED
                       FUND/VA -- NON-SERVICE SHARES)
                       --------------------------------------------------------------------------------
                       OPPENHEIMER CORE BOND                The Fund seeks total return.
                       FUND/VA -- NON-SERVICE SHARES
                       --------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Maximize current income consistent         Goldman Sachs Asset Management,
with the preservation of capital.          L.P.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks to obtain maximum total return,      Janus Capital Management LLC
consistent with preservation of capital.
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC



-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
objective.                                 Investments, LLC)


-----------------------------------------------------------------------------
Seeks a high level of current income.      Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a        LLC (subadvised by ClearBridge
secondary objective.                       Investments, LLC)



-----------------------------------------------------------------------------
Seeks to maximize total return,            Legg Mason Partners Fund Advisor,
consistent with the preservation of        LLC (subadvised by Western Asset
capital.                                   Management Company and Western
 Asset Management Company
 Limited)
-----------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.


-----------------------------------------------------------------------------
The Fund seeks total return.               OFI Global Asset Management, Inc.



-----------------------------------------------------------------------------
The Fund seeks total return.               OFI Global Asset Management, Inc.

-----------------------------------------------------------------------------


                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                            ADVISER (AND SUB-ADVISER(S),
                 PORTFOLIO                                INVESTMENT OBJECTIVE                     AS APPLICABLE)
                 -----------------------------------------------------------------------------------------------------------
                 OPPENHEIMER DISCOVERY MID CAP   The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
                 GROWTH FUND/VA -- SERVICE
                 SHARES (FORMERLY, OPPENHEIMER
                 SMALL- & MID-CAP GROWTH FUND/
                 VA -- NON-SERVICE SHARES)
                 -----------------------------------------------------------------------------------------------------------
                 OPPENHEIMER GLOBAL STRATEGIC    The Fund seeks total return.             OFI Global Asset Management, Inc.
                 INCOME FUND/VA -- NON-SERVICE
                 SHARES OPPENHEIMER HIGH INCOME
                 FUND/VA -- NON-SERVICE SHARES
                 -----------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   TOTAL RETURN PORTFOLIO --       Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST  ADMINISTRATIVE CLASS SHARES     consistent with preservation of capital  Company LLC
                                                 and prudent investment management.
                 -----------------------------------------------------------------------------------------------------------


Effective the close of business December 31, 2010, we will no longer accept allocations of purchase payments or Contract Value to the Subaccounts investing in the following Portfolios:

                                                                                           ADVISER (AND SUB-ADVISER(S),
                   PORTFOLIO                              INVESTMENT OBJECTIVE                   AS APPLICABLE)
                   -------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN GROWTH AND   Long-term growth of capital.           AllianceBernstein, L.P.
VARIABLE PRODUCTS  INCOME PORTFOLIO -- CLASS B
SERIES FUND, INC.
                   -------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) NEW DISCOVERY SERIES -- The fund's investment objective is to  Massachusetts Financial Services
INSURANCE TRUST    SERVICE CLASS SHARES           seek capital appreciation.             Company
                   -------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender, and partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolio may have higher fees and charges than the Portfolio it replaced. No substitution of the shares attributable to your contract may take place without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The amount of the payments is based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor. If we do, we may use such profit for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the Fund Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2012 ranged from 0.15% to 0.20% of annualized average daily net assets. The Portfolios that pay a service fee to us are GE Investment Funds, Inc. -- Total Return Fund -- Class 1 Shares and PIMCO Variable Insurance Trust -- Total Return Portfolio -- Administrative Class Shares.

As noted above, an investment adviser or sub-adviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2012 ranged from 0.076% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AllianceBernstein Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Golman Sachs Variable Insurance Trust Janus Aspen Series, and MFS(R) Variable Insurance Trust. See the "Fee Tables" provision of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new one-year interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right, at any time, to offer interest rate guarantee periods that differ from those available when we issued the contract and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar-Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We will sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Distribution of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial and full surrenders of premium payments taken within the first seven years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs. If your contract form is P1143 4/94, your surrender charge provisions may vary from those discussed below. Please see "Appendix A" for additional information on contract form P1143 4/94.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you surrender premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the

Separate Account, we will deduct the charge proportionally from all assets in the Guarantee Account. The surrender charge is as follows:

NUMBER OF FULL AND    SURRENDER CHARGE
PARTIALLY COMPLETED  AS A PERCENTAGE OF
  YEARS SINCE WE     THE SURRENDERED OR
   RECEIVED THE     PARTIALLY SURRENDERED
  PREMIUM PAYMENT      PREMIUM PAYMENT
-----------------------------------------
         1                   6%
         2                   6%
         3                   6%
         4                   6%
         5                   4%
         6                   2%
     7 or more               0%
-----------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial surrenders taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender or partially surrender any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders (including surrender charges) previously taken;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.40% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.25%. These deductions from the Separate Account are reflected in your Contract Value.

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

Charge for Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider. We deduct this charge against your assets in the Separate Account and Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is currently 0.10% of your Contract Value at the time of the deduction. We reserve the right, however, to charge up to 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider. We deduct this charge against your assets in the Separate Account and Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Enhanced Death Benefit Rider is currently 0.20% of your prior year's Contract Value. We reserve the right, however, to charge up to 0.35% of your prior year's Contract Value.

Charge for the Optional Guaranteed Minimum Death Benefit

We charge you for expenses related to the Guaranteed Minimum Death Benefit Rider. We deduct this charge against your assets in the Separate Account and Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Guaranteed Minimum Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Guaranteed Minimum Death Benefit Rider is currently 0.25% of your prior contract year's average benefit amount. We reserve the right, however, to charge up to 0.35% of your prior contract year's average benefit amount.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $75,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or your Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include partial and total surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these charges, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer for each transfer made after the first transfer in a calendar month. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

The discussion about the contract in this prospectus relates to contracts that use contract form P1150 10/98. If your contract form is P1143 4/94, your death benefit and surrender charge may vary from the descriptions found in this prospectus. Please SEE Appendix A for a description of the features in your contract.

This contract is no longer available for new sales, although additional premium payments may be made in accordance with the terms of the contract and as described in the "Premium Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider the contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE.   Section
1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Maturity Date, you may change:

  . your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfer" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary, and contingent annuitant upon written notice to the Home Office, if you reserved this right, and the Annuitant is living at the time of the request. If you change a beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

An Annuitant cannot be changed.

We must receive your request for a change at our Home Office and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PREMIUM PAYMENTS

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments to the Subaccounts PLUS the Guarantee Account at any one time. The percentage of any premium payment which you can put into any one Subaccount or guarantee period must be a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payments at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our Home Office.

VALUATION OF ACCUMULATION UNITS

Partial surrenders, total surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial surrender, total surrender or payment of the death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of the Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE MATURITY DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Maturity Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the

Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) an Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS


We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or for systematic transactions not reported on a trade confirmation, the quarterly statement.


SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owners of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to the transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.


You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.


To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and/or interest rate guarantee period with each transfer.


The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or


  . when the assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.


If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO REBALANCING PROGRAM

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

SURRENDERS AND PARTIAL SURRENDERS

We will allow you to surrender your contract or to partially surrender your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after the deduction of charges for any optional death benefit rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccount(s) or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro-rata basis, in proportion to your assets allocated to the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial surrender, any applicable surrender charge and/or applicable premium tax will be taken from the amount surrendered unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that a partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

Surrenders and partial surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date the contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or from our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premium payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may surrender free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial surrender.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawals and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

THE DEATH BENEFIT

DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE THE MATURITY DATE

If your contract form is P1143 4/94, please see Appendix A for a description of certain provisions of your death benefit. If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the death benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere in the prospectus.

The death benefit equals the sum of (a) and (b) where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit (as defined below) as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution.

The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age on the date we issued the contract and on the number of contract years elapsed since the contract was issued.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract was issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

If any Annuitant dies before their sixth contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (2) the Contract Value as of the date of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the unadjusted death benefit will be the greatest of:

   (1) the greater sum of (a) and (b), where:

      (a) the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken since the applicable six-year period; and

   (2) The Contract Value as of the date of the Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the unadjusted death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (2) the Contract Value as of the date of the Annuitant's death.

The first six-year period begins on the date the contract is issued and ends on the sixth contract anniversary. The second six-year period begins on the first Valuation Day after the sixth contract anniversary and ends on the twelfth contract anniversary and so on.

We will adjust the death benefit for partial surrenders in the same proportion as the percentage that the partial surrender (including surrender charges and premium taxes assessed) reduces the Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

Please refer to Appendix B in this prospectus for an example of the death benefit calculation.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

The Optional Guaranteed Minimum Death Benefit is available to contracts with an Annuitant age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum

Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments received, multiplied by two, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) prior to or during that Valuation Period; and


   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available Goldman Sachs Variable Insurance Trust -- Money Market Fund; PLUS any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) during the current Valuation Period.


We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.


For assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund, the increase factor is equal to the lesser of:


   (1) the net investment factor of the Subaccount for Valuation Period, MINUS one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the date the contract is issued (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first contract anniversary and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

OPTIONAL DEATH BENEFIT

The Optional Death Benefit may also be referred to in our marketing materials as the "Annual EstateProtector/SM/."

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders taken (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) The greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death.

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

We charge you for this benefit. This charge will not exceed 0.25% of your Contract Value at the time of the deduction.

OPTIONAL ENHANCED DEATH BENEFIT

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) your Contract Value at the beginning of the previous contract year; and

   (2) your Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of your average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your Optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) MINUS (b), where:

   (a) is your Contract Value as of the date we receive due proof of death; and

   (b) is premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) MINUS (b), where:

   (a) is your Contract Value on the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero, where:

   (a) is your Contract Value on the date we receive your partial surrender request;

   (b) is the total of any partial surrenders, excluding surrender charges, previously taken;

   (c) is the total of premiums paid; and

   (d) is the total of any gain previously surrendered.

Please refer to Appendix B for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the charges for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the Basic Death Benefit, Optional Guaranteed Minimum Death Benefit, Optional Death Benefit and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or the Guarantee Account in accordance with your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

  . the Annuitant, if the owner is a non-natural entity (such as a trust or corporation).

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) the owner or joint owners;

   (2) the primary beneficiary;

   (3) the contingent beneficiary; or

   (4) the owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

DISTRIBUTION RULES: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued indefinitely. Instead, upon the death of any owner (or Annuitant, if any owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

   (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

   (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

   (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2 (for a period of 5 or more years). The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

AMOUNT OF THE PROCEEDS: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                              AMOUNT OF
     PERSON WHO DIED         PROCEEDS PAID
--------------------------------------------
Owner or Joint Owner        Surrender Value
(who is not the Annuitant)
--------------------------------------------
Owner or Joint Owner        Death Benefit
(who is the Annuitant)
--------------------------------------------
Annuitant                   Death Benefit
--------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE MATURITY DATE

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments to any date at least 10 years after the date of the last premium payment and within one year of the last Maturity Date, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan, using the gender and settlement age of the Annuitant instead of the payee, unless you make another election as described below. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payment level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payments will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . Your Surrender Value on the Valuation Day immediately preceding your Maturity Date;

  . The settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  The specific payment plan you choose; and

  . If you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plans 2, 3 or 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2, 3, and 4 may not satisfy minimum required distribution rules. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Maturity Date multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the non-natural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's premiums paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL AND FULL SURRENDERS. A partial surrender occurs when you receive less than the total amount of the Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A full surrender occurs when you receive the total amount of the Surrender Value. In the case of a full surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit received due to an optional rider. It is possible that all or a portion of these charges could be treated as a partial surrender(s) from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving a payment equal to your Contract Value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFITS. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date.

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Maturity Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL SURRENDERS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  a beneficiary receives on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.


MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions
(e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.


SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a full surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within six months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.

Under the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option generally will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein, in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSEMENT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, described in this prospectus, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO
ANOTHER.   ROLLOVERS AND TRANSFERS:  In many circumstances, you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

DIRECT ROLLOVERS: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA CONVERSIONS: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES


While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2013, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


FEDERAL DEFENSE OF MARRIAGE ACT


The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act ("DOMA") currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Courts of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is expected to hear two cases on DOMA in 2013. Therefore, it is currently uncertain as to whether spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.


ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or full surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Subaccount's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a surrender or partial surrender for up to six months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

DISTRIBUTION OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts. The contracts are no longer issued for new sales, although new premium payments may be made by existing contract owners under the terms of the contract. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.

Capital Brokerage Corporation was organized as a corporation under the laws of the State of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commission in the states in which it operates and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, the NASD).

Capital Brokerage Corporation offered the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with us.

Capital Brokerage Corporation also entered into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts (although these contracts are no longer offered for new sales). The registered representatives of the selling firms were (and still may be) registered with FINRA and the states in which they do business, are (or were when the contracts were sold) licensed as insurance agents in the state in which they do business and are (or were when the contracts were sold) appointed with us.

When the contracts were sold, we paid compensation to Capital Brokerage Corporation. This compensation consisted of a sales commission to both the wholesaler of Capital Brokerage Corporation and the brokerage firm of the registered representative who sold you your contract. The maximum commission paid to Capital Brokerage Corporation for this aggregate compensation was 8.0% of your aggregate premium payments. Compensation may still be paid for any subsequent premium payments received.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract is employed, and an amount paid to the selling firm for marketing allowances. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 6.5% of premium payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm is 1.0% of premium payments received.

We do not offer this contract for new sales. Therefore, we do not offer sales incentives and other special promotions for the sale of this product.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions paid come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary as a result of such payments to such selling firms.


During 2012, 2011 and 2010, $51.2 million, $49.5 million and $59.7 million, respectively, was paid to Capital Brokerage Corporation for new premium payments received. In 2012, 2011 and 2010, no underwriting commissions were paid to Capital Brokerage Corporation. This contract is no longer offered or sold.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract PLUS any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your premium payments, the amount of the refund will equal the premium payments made less any partial surrenders you have previously taken. In certain states, you may have more than 10 days to return the contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL PROCEEDINGS


We face a the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


In June 2011, Genworth North America Corporation received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

CONTRACT FORM P1143 4/94

The purpose of this Appendix A is to show certain benefits for contracts issued on contract Form P1143 4/94.

DEATH BENEFIT AT DEATH OF ANNUITANT

For contracts issued prior to May 1, 1997 (or prior to the date contract changes were approved by the applicable state regulations), the following Basic Death Benefit applies.

If the Annuitant is age 80 or younger on the date the contract is issued, and he or she dies prior to the Maturity Date while the contract is in force, the designated beneficiary may elect a death benefit within 90 days of the date of such death.

BASIC DEATH BENEFIT

The Basic Death Benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If any Annuitant dies before their sixth contract anniversary, the death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greatest of:

   (1) the greatest sum of (a) and (b) where:

      (a) is the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken since the applicable six-year period; and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

For contracts issued on or after the later of May 1, 1997, or the date on which applicable state insurance authorities approve such changes, the following Basic Death Benefit Applies:

BASIC DEATH BENEFIT

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If any Annuitant dies before their sixth contract anniversary, the death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greatest of:

   (1) the greater sum of (a) and (b) where:

      (a) is the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed) since the applicable six-year period; and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

In order to receive the death benefit as stated above, we must be notified of the election to receive the death benefit within 90 days of the Annuitant's death. (This election may not be available in all states.) If notification occurs more than 90 days after the date of the Annuitant's death, we will pay the Surrender Value of the contract. Surrender charges will apply if the designated beneficiary surrenders the contract more than 90 days after the death of the Annuitant, without regard to whether or not the Contract Value has increased or decreased.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

If an Annuitant dies before the Maturity Date while the Optional Guaranteed Minimum Death Benefit is in effect, the designated beneficiary may elect the death benefit described below within 90 days of the date of such death. If we pay this death benefit, the contract will terminate, and we will have no further obligation under the contract. The Optional Guaranteed Minimum Death Benefit may not be available in all states or markets.

The Optional Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greatest of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit; and

   (3) the Contract Value as of the date we receive due proof of the Annuitant's death (or a later date, if you request).

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the Contract Anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and


   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor") (this does not include assets allocated to the Subaccount investing in the available Goldman Sachs Variable Insurance Trust -- Money Market Fund), PLUS any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) during the current Valuation Period.

For assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund, the increase factor is equal to the lesser of:


   (1) the net investment factor of the Subaccount for Valuation Period, MINUS one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

OPTIONAL DEATH BENEFIT

The Optional Death Benefit may also be referred to in our marketing materials at the "Annual EstateProtector/SM/". The Optional Death Benefit Rider provides for an annual step-up in the death benefit. If an Annuitant dies before the Maturity Date while the Optional Death Benefit Rider is in effect, the designated beneficiary may elect the death benefit described below within 90 days of the date of such death. If we pay this death benefit, the contract will terminate, and we will have no further obligation under the contract. The Optional Death Benefit Rider may not be available in all states or markets.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the death benefit will be equal to the greater of:

   (1) your the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) The greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed) since the applicable contract anniversary.

   (2) your Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the surrender value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and any premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

We charge you for this benefit. This charge will not exceed 0.25% of your Contract Value at the time of the deduction.

SURRENDER CHARGE

For contracts issued prior to May 1, 1998, or prior to the date all necessary endorsements are approved, we deduct surrender charges from the amount surrendered. All or part of the amount surrendered may be subject to a charge. We consider any amount subject to charge a surrender of premium payments. We determine surrender charges using the assumption that premium payments are surrendered on a first-in first-out basis, up to the amount surrendered. For each such premium payment, the charge is a percentage of the premium payment (or portion thereof) surrendered.

REDUCED CHARGES ON CERTAIN SURRENDERS

For contracts issued prior to May 1, 1998, or prior to the date all necessary endorsements are approved, if later, no surrender charge applies to the first surrender of the contract year, if the amount surrendered is not more than 10% of the Contract Value at the end of the Valuation Period during which the surrender request is received. If the first surrender of the contract year is a full surrender, or a partial surrender of more than 10% of the Contract Value, no surrender charge will apply to a portion of the amount surrendered equal to 10% of the Contract Value. Any remaining portion of the amount surrendered may be subject to surrender charges, as described above and in the "Surrenders and Partial Surrenders" provision of the prospectus. If the first surrender of the contract year is less than an amount equal to 10% of the Contract Value, you may elect to receive additional partial surrenders without surrender charges until the total amount surrendered during that contract year reaches that amount. For instance, if your Contract Value is $10,000 and you take a partial surrender of $500, you may surrender an additional $500 during that year without surrender charge. The amount subject to charge will not exceed the amount surrendered.

WAIVER OF SURRENDER CHARGES IN THE EVENT OF HOSPITAL OR NURSING FACILITY CONFINEMENT

We will waive surrender charges arising from a full surrender or one or more partial surrenders occurring before income payments begin if:

  . an Annuitant is or has been confined to a state licensed or legally operated hospital or inpatient nursing facility for at least 30 consecutive days;

  .  such confinement begins at least one year after the contract issue date;

  .  an Annuitant is age 80 or younger on the date the contract is issued; and

  . we receive the request for the full or partial surrender, together with proof of such confinement at our Home Office, while the Annuitant is confined or within 90 days after discharge from the facility.

For purposes of this provision, Annuitant means either the Annuitant, or Joint Annuitant, whichever is applicable.

The waiver of surrender charges in the event of hospital or nursing facility confinement may not be available in all states or all markets.

APPENDIX B

THE DEATH BENEFIT (EXAMPLES FOR POLICY FORM P1150)

BASIC DEATH BENEFIT EXAMPLE

THE FOLLOWING EXAMPLE OF THE BASIC DEATH BENEFIT IS FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 15, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 70 on the date the contract is issued, then:

                   ANNUITANT'S END OF CONTRACT  UNADJUSTED
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       71         1   $110,000   $110,000
                       72         2     90,000    100,000
                       73         3     80,000    100,000
                       74         4    120,000    120,000
                       75         5    130,000    130,000
                       76         6    150,000    150,000
                       77         7    160,000    160,000
                       78         8    130,000    130,000
                       79         9     90,000    100,000
                       80        10    170,000    170,000
                       81        11    140,000    140,000
                       82        12    135,000    135,000
                       83        13    120,000    120,000
                   -----------------------------------------

Partial surrenders will reduce the Basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

                             PREMIUM CONTRACT     BASIC
                      DATE   PAYMENT  VALUE   DEATH BENEFIT
                     --------------------------------------
                     3/31/02 $20,000 $20,000     $20,000
                     3/31/18          20,000      20,000
                     3/31/19          14,000      20,000
                     --------------------------------------

If a partial surrender of $7,000 is made on March 31, 2019, the Basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of death of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

BASIC DEATH BENEFIT EXAMPLE

THE FOLLOWING EXAMPLE OF THE BASIC DEATH BENEFIT IS FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001 OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 80 or younger on the Contract Date, then:

                                  CONTRACT  UNADJUSTED
                       ISSUE YEAR  VALUE   DEATH BENEFIT
                       ---------------------------------
                         Issue    $100,000   $100,000
                             1     110,000    110,000
                             2      90,000    100,000
                             3      80,000    100,000
                             4     120,000    120,000
                             5     130,000    130,000
                             6     150,000    150,000
                             7     160,000    160,000
                             8     130,000    130,000
                             9      90,000    100,000
                            10     170,000    170,000
                            11     140,000    140,000
                            12     135,000    135,000
                            13     120,000    120,000
                       ---------------------------------

The purpose of this example is to show how the unadjusted death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any applicable premium tax) reduces the Contract Value. For example:

                             PREMIUM CONTRACT  UNADJUSTED
                      DATE   PAYMENT  VALUE   DEATH BENEFIT
                     --------------------------------------
                     3/31/01 $20,000 $20,000     $20,000
                     3/31/18          20,000      20,000
                     3/31/19          14,000      20,000
                     --------------------------------------

If a partial surrender of $7,000 is made on March 31, 2019, the unadjusted death benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL ENHANCED DEATH BENEFIT EXAMPLE

The purpose of the following example is to show how the Optional Enhanced Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract. This example assumes a contract is purchased with an Annuitant age 65 at the time of issue. No partial surrenders are made prior to the death of the Annuitant.

                 PREMIUM  CONTRACT           DEATH   OPTIONAL ENHANCED
          DATE   PAYMENT   VALUE     GAIN   BENEFIT    DEATH BENEFIT
         -------------------------------------------------------------
         8/01/02 $100,000 $100,000 $      0 $100,000      $     0
         8/01/17           300,000  200,000  300,000       70,000
         -------------------------------------------------------------

If the Annuitant's death and our receipt of due proof of the death occurs on August 1, 2017, the Optional Enhanced Death Benefit will equal $70,000. This amount is determined by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under the applicable age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

APPENDIX C

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessments of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:


                    WITH SEPARATE ACCOUNT EXPENSES OF 1.40%



                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------
  Alger Large Cap Growth Portfolio -- Class I-2 Shares             $19.76            $21.41         694,175   2012
                                                                    20.11             19.76         816,367   2011
                                                                    17.99             20.11         969,029   2010
                                                                    12.36             17.99       1,115,412   2009
                                                                    23.29             12.36       1,297,947   2008
                                                                    19.69             23.29       1,627,907   2007
                                                                    18.99             19.69       2,195,107   2006
                                                                    17.19             18.99       2,996,876   2005
                                                                    16.53             17.19       4,076,760   2004
                                                                    12.40             16.53       5,240,099   2003
------------------------------------------------------------------------------------------------------------------
  Alger Small Cap Growth Portfolio -- Class I-2 Shares             $14.01            $15.54         864,702   2012
                                                                    14.68             14.01       1,006,170   2011
                                                                    11.88             14.68       1,175,828   2010
                                                                     8.28             11.88       1,353,757   2009
                                                                    15.73              8.28       1,603,680   2008
                                                                    13.61             15.73       2,115,323   2007
                                                                    11.50             13.61       2,778,024   2006
                                                                     9.98             11.50       3,538,739   2005
                                                                     8.68              9.98       4,647,542   2004
                                                                     6.18              8.68       5,505,639   2003
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B         $13.40            $15.49         136,139   2012
                                                                    12.81             13.40         171,688   2011
                                                                    11.52             12.81         206,851   2010
                                                                     9.70             11.52         248,597   2009
                                                                    16.60              9.70         315,333   2008
                                                                    16.05             16.60         454,543   2007
                                                                    13.92             16.05         579,560   2006
                                                                    13.49             13.92         789,685   2005
                                                                    12.30             13.49         895,916   2004
                                                                    10.00             12.30         849,572   2003
------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------
  Federated Capital Appreciation Fund II -- Primary Shares         $10.05            $10.92         514,610   2012
                                                                    10.76             10.05         593,595   2011
                                                                    10.00             10.76         716,598   2010
------------------------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Primary Shares         $26.23            $29.67         429,378   2012
                                                                25.30             26.23         463,989   2011
                                                                22.36             25.30         540,048   2010
                                                                14.84             22.36         625,953   2009
                                                                20.34             14.84         629,869   2008
                                                                19.94             20.34         839,991   2007
                                                                18.25             19.94       1,133,600   2006
                                                                18.03             18.25       1,524,408   2005
                                                                16.55             18.03       2,097,969   2004
                                                                13.74             16.55       2,601,314   2003
--------------------------------------------------------------------------------------------------------------
  Federated Managed Volatility Fund II                         $19.37            $21.68         240,750   2012
                                                                18.75             19.37         259,550   2011
                                                                16.96             18.75         285,726   2010
                                                                13.41             16.96         339,319   2009
                                                                17.08             13.41         406,546   2008
                                                                16.65             17.08         529,499   2007
                                                                14.61             16.65         686,080   2006
                                                                13.94             14.61         868,137   2005
                                                                12.86             13.94       1,163,501   2004
                                                                10.81             12.86       1,408,669   2003
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Initial Class             $34.87            $38.67         249,772   2012
                                                                36.29             34.87         283,714   2011
                                                                32.21             36.29         322,930   2010
                                                                25.30             32.21         389,601   2009
                                                                36.00             25.30         453,866   2008
                                                                31.61             36.00         564,265   2007
                                                                29.87             31.61         743,479   2006
                                                                29.12             29.87       1,009,622   2005
                                                                28.00             29.12       1,410,311   2004
                                                                24.07             28.00       1,775,764   2003
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Initial Class                 $40.66            $46.67       1,377,729   2012
                                                                42.30             40.66       1,577,511   2011
                                                                36.60             42.30       1,870,605   2010
                                                                27.35             36.60       2,185,483   2009
                                                                48.26             27.35       2,605,432   2008
                                                                41.63             48.26       3,326,382   2007
                                                                37.79             41.63       4,446,448   2006
                                                                32.77             37.79       5,636,513   2005
                                                                28.78             32.77       6,621,151   2004
                                                                22.72             28.78       7,357,431   2003
--------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Initial Class                 $49.58            $57.35         922,563   2012
                                                                49.80             49.58       1,063,949   2011
                                                                43.86             49.80       1,256,104   2010
                                                                34.16             43.86       1,472,200   2009
                                                                60.42             34.16       1,804,985   2008
                                                                60.36             60.42       2,355,703   2007
                                                                50.93             60.36       3,075,543   2006
                                                                48.79             50.93       3,952,399   2005
                                                                44.37             48.79       5,113,728   2004
                                                                34.52             44.37       6,331,222   2003
--------------------------------------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                           ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                          UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                             BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Initial Class              $16.30            $19.06         591,153   2012
                                                               16.27             16.30         681,358   2011
                                                               14.37             16.27         821,448   2010
                                                               11.46             14.37         935,388   2009
                                                               19.93             11.46       1,085,256   2008
                                                               18.03             19.93       1,400,177   2007
                                                               16.15             18.03       1,928,462   2006
                                                               15.22             16.15       2,667,841   2005
                                                               14.59             15.22       3,629,570   2004
                                                               11.95             14.59       4,272,753   2003
-------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Initial Class         $11.88            $14.01         368,658   2012
                                                               11.78             11.88         424,896   2011
                                                                9.65             11.78         480,115   2010
                                                                6.71              9.65         546,674   2009
                                                               15.13              6.71         676,256   2008
                                                               12.46             15.13         780,046   2007
                                                               11.98             12.46         963,360   2006
                                                               11.16             11.98       1,333,956   2005
                                                               10.56             11.16       1,746,788   2004
                                                                8.25             10.56       2,221,579   2003
-------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Initial Class                       $51.55            $58.29         411,456   2012
                                                               52.17             51.55         478,974   2011
                                                               42.61             52.17         558,642   2010
                                                               33.69             42.61         665,014   2009
                                                               64.67             33.69         794,696   2008
                                                               51.66             64.67         993,913   2007
                                                               49.03             51.66       1,326,721   2006
                                                               47.00             49.03       1,796,607   2005
                                                               46.11             47.00       2,388,667   2004
                                                               35.20             46.11       2,964,851   2003
-------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                    $22.97            $25.95         398,005   2012
                                                               26.13             22.97         428,159   2011
                                                               20.61             26.13         500,183   2010
                                                               14.96             20.61         509,636   2009
                                                               25.12             14.96         629,029   2008
                                                               22.09             25.12         885,593   2007
                                                               19.93             22.09       1,306,409   2006
                                                               17.13             19.93       1,535,617   2005
                                                               13.94             17.13       1,271,151   2004
                                                               10.00             13.94         624,783   2003
-------------------------------------------------------------------------------------------------------------
  VIP Overseas Portfolio -- Initial Class                     $24.81            $29.54         270,806   2012
                                                               30.38             24.81         300,834   2011
                                                               27.23             30.38         378,775   2010
                                                               21.83             27.23         446,719   2009
                                                               39.40             21.83         567,966   2008
                                                               34.06             39.40         774,762   2007
                                                               29.26             34.06       1,032,850   2006
                                                               24.92             29.26       1,243,254   2005
                                                               22.24             24.92       1,509,088   2004
                                                               15.73             22.24       1,377,002   2003
-------------------------------------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 1 Shares             $11.52            $13.47         298,946   2012
                                                                   13.05             11.52         337,600   2011
                                                                   12.18             13.05         378,106   2010
                                                                    8.99             12.18         370,648   2009
                                                                   15.26              8.99         376,613   2008
                                                                   13.37             15.26         542,010   2007
                                                                   11.14             13.37         572,269   2006
                                                                   10.23             11.14         527,506   2005
                                                                   10.00             10.23           2,616   2004
-----------------------------------------------------------------------------------------------------------------
  Templeton Global Bond Securities Fund -- Class 1 Shares         $16.20            $18.42         528,232   2012
                                                                   16.53             16.20         591,027   2011
                                                                   14.62             16.53         603,585   2010
                                                                   12.46             14.62         561,863   2009
                                                                   11.87             12.46         504,271   2008
                                                                   10.82             11.87         535,841   2007
                                                                    9.70             10.82         642,921   2006
                                                                   10.13              9.70         758,677   2005
                                                                   10.00             10.13             634   2004
-----------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                   $16.14            $16.82         446,211   2012
                                                                   15.27             16.14         651,409   2011
                                                                   14.40             15.27         726,104   2010
                                                                   13.54             14.40         794,940   2009
                                                                   14.47             13.54         945,170   2008
                                                                   14.00             14.47       1,268,366   2007
                                                                   13.60             14.00       1,673,988   2006
                                                                   13.52             13.60       2,428,796   2005
                                                                   13.26             13.52       3,280,372   2004
                                                                   12.98             13.26       4,842,584   2003
-----------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                    $10.67            $12.72         341,656   2012
                                                                   10.77             10.67         383,709   2011
                                                                    9.79             10.77         491,714   2010
                                                                    7.16              9.79         577,260   2009
                                                                   11.46              7.16         685,067   2008
                                                                   11.03             11.46         878,588   2007
                                                                   10.26             11.03       1,203,107   2006
                                                                   10.27             10.26       1,915,054   2005
                                                                    9.73             10.27       2,509,440   2004
                                                                    7.66              9.73       2,927,017   2003
-----------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                   $51.23            $59.00         267,735   2012
                                                                   47.30             51.23         287,493   2011
                                                                   37.20             47.30         321,521   2010
                                                                   27.79             37.20         367,179   2009
                                                                   44.06             27.79         454,097   2008
                                                                   52.49             44.06         624,627   2007
                                                                   40.01             52.49         987,343   2006
                                                                   36.30             40.01       1,262,046   2005
                                                                   27.82             36.30       1,626,289   2004
                                                                   20.53             27.82       1,816,419   2003
-----------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                              $50.26            $57.34         809,931   2012
                                                                      50.12             50.26         939,903   2011
                                                                      44.26             50.12       1,113,407   2010
                                                                      35.54             44.26       1,281,648   2009
                                                                      57.59             35.54       1,466,957   2008
                                                                      55.58             57.59       1,894,647   2007
                                                                      48.83             55.58       2,576,869   2006
                                                                      47.38             48.83       3,600,985   2005
                                                                      43.51             47.38       4,819,647   2004
                                                                      34.40             43.51       5,998,454   2003
--------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                            $18.01            $20.34         122,943   2012
                                                                      17.71             18.01         136,600   2011
                                                                      14.09             17.71         146,345   2010
                                                                      10.92             14.09         184,914   2009
                                                                      17.74             10.92         216,607   2008
                                                                      17.58             17.74         306,701   2007
                                                                      15.74             17.58         448,382   2006
                                                                      14.57             15.74         631,069   2005
                                                                      12.83             14.57         601,344   2004
                                                                      10.00             12.83         249,684   2003
--------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                $44.36            $49.23         262,352   2012
                                                                      46.31             44.36         312,468   2011
                                                                      42.84             46.31         384,733   2010
                                                                      35.96             42.84         457,127   2009
                                                                      51.58             35.96         549,073   2008
                                                                      46.84             51.58         722,272   2007
                                                                      41.76             46.84         967,755   2006
                                                                      40.85             41.76       1,265,035   2005
                                                                      38.30             40.85       1,628,597   2004
                                                                      32.28             38.30       1,844,210   2003
--------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                 $12.05            $13.75         245,477   2012
                                                                      12.58             12.05         300,224   2011
                                                                      11.57             12.58         353,953   2010
                                                                       8.92             11.57         434,088   2009
                                                                      14.14              8.92         500,680   2008
                                                                      13.28             14.14         702,748   2007
                                                                      11.60             13.28       1,031,605   2006
                                                                      11.47             11.60       1,638,963   2005
                                                                      10.76             11.47       2,182,423   2004
                                                                       8.85             10.76       2,794,306   2003
--------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Large Cap Value Fund -- Institutional Shares         $ 9.10            $10.69         369,178   2012
                                                                       9.93              9.10         446,851   2011
                                                                       9.06              9.93         499,903   2010
                                                                       7.77              9.06         654,364   2009
                                                                      12.03              7.77         802,512   2008
                                                                      12.02             12.03       1,143,147   2007
                                                                       9.94             12.02       1,550,406   2006
                                                                       9.70              9.94       1,706,934   2005
                                                                       8.28              9.70       1,871,250   2004
                                                                       6.75              8.28       1,361,195   2003
--------------------------------------------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                          $21.18            $24.74         777,990   2012
                                                             22.94             21.18         907,743   2011
                                                             18.61             22.94       1,059,259   2010
                                                             14.18             18.61       1,310,292   2009
                                                             22.84             14.18       1,653,718   2008
                                                             22.45             22.84       2,320,041   2007
                                                             19.60             22.45       3,288,809   2006
                                                             17.62             19.60       4,527,366   2005
                                                             14.19             17.62       5,165,930   2004
                                                             11.21             14.19       5,479,805   2003
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $10.00            $ 9.94       3,129,823   2012
-----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Institutional Shares                $34.06            $38.15       1,231,877   2012
                                                             33.98             34.06       1,440,669   2011
                                                             31.80             33.98       1,692,590   2010
                                                             25.62             31.80       2,017,072   2009
                                                             30.87             25.62       2,421,286   2008
                                                             28.33             30.87       3,252,063   2007
                                                             25.95             28.33       4,630,915   2006
                                                             24.37             25.95       6,317,560   2005
                                                             22.78             24.37       8,479,346   2004
                                                             20.26             22.78      10,934,729   2003
-----------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Institutional Shares              $38.05            $44.00         562,148   2012
                                                             39.15             38.05         658,639   2011
                                                             31.55             39.15         768,942   2010
                                                             22.09             31.55         869,146   2009
                                                             39.81             22.09         998,945   2008
                                                             33.09             39.81       1,244,653   2007
                                                             29.53             33.09       1,619,409   2006
                                                             26.67             29.53       2,148,579   2005
                                                             22.40             26.67       2,713,116   2004
                                                             16.82             22.40       3,364,771   2003
-----------------------------------------------------------------------------------------------------------
  Flexible Bond Portfolio -- Institutional Shares           $24.95            $26.65         412,107   2012
                                                             23.70             24.95         463,596   2011
                                                             22.26             23.70         551,029   2010
                                                             19.94             22.26         610,218   2009
                                                             19.08             19.94         614,433   2008
                                                             18.08             19.08         794,756   2007
                                                             17.59             18.08       1,082,829   2006
                                                             17.49             17.59       1,422,389   2005
                                                             17.06             17.49       1,963,528   2004
                                                             16.26             17.06       2,837,045   2003
-----------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Institutional Shares                   $28.75            $35.20         484,368   2012
                                                             31.25             28.75         587,600   2011
                                                             29.69             31.25         720,872   2010
                                                             20.58             29.69         870,991   2009
                                                             37.37             20.58       1,031,035   2008
                                                             27.67             37.37       1,238,437   2007
                                                             25.66             27.67       1,625,372   2006
                                                             23.06             25.66       2,419,481   2005
                                                             19.78             23.06       3,136,169   2004
                                                             16.64             19.78       4,019,152   2003
-----------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                                      $ 4.65            $ 5.46         305,380
                                                                                       5.16              4.65         348,887
                                                                                       4.21              5.16         405,040
                                                                                       2.72              4.21         414,681
                                                                                       4.92              2.72         419,259
                                                                                       4.10              4.92         525,938
                                                                                       3.86              4.10         719,532
                                                                                       3.51              3.86         998,116
                                                                                       3.54              3.51       1,303,335
                                                                                       2.45              3.54       1,563,963
--------------------------------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Institutional Shares                                            $23.56            $27.55         875,231
                                                                                      25.23             23.56       1,008,187
                                                                                      22.35             25.23       1,192,247
                                                                                      16.62             22.35       1,407,777
                                                                                      27.96             16.62       1,629,119
                                                                                      24.64             27.96       2,052,999
                                                                                      22.44             24.64       2,684,644
                                                                                      21.82             22.44       3,611,870
                                                                                      21.17             21.82       4,950,350
                                                                                      16.30             21.17       6,546,740
--------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Institutional Shares                                         $33.62            $37.61         683,509
                                                                                      50.26             33.62         796,134
                                                                                      40.68             50.26         969,099
                                                                                      22.98             40.68       1,129,219
                                                                                      48.66             22.98       1,291,111
                                                                                      38.47             48.66       1,654,108
                                                                                      26.53             38.47       2,168,917
                                                                                      20.34             26.53       2,439,999
                                                                                      17.34             20.34       2,794,013
                                                                                      13.04             17.34       3,397,023
--------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Institutional Shares                                        $26.30            $31.14         955,970
                                                                                      30.92             26.30       1,113,147
                                                                                      27.07             30.92       1,294,988
                                                                                      19.94             27.07       1,473,980
                                                                                      36.55             19.94       1,732,258
                                                                                      33.81             36.55       2,156,901
                                                                                      29.01             33.81       2,854,393
                                                                                      27.79             29.01       3,779,689
                                                                                      26.90             27.79       5,164,746
                                                                                      22.00             26.90       6,883,378
--------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I         $ 9.16            $10.31         190,588
                                                                                       8.61              9.16         156,709
                                                                                       7.78              8.61         150,771
                                                                                       6.42              7.78         176,659
                                                                                      10.02              6.42         232,797
                                                                                      10.00             10.02         299,405
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I               $16.88            $19.40         187,135
                                                                                      16.32             16.88         207,948
                                                                                      15.12             16.32         242,798
                                                                                      12.31             15.12         288,099
                                                                                      19.40             12.31         372,170
                                                                                      18.94             19.40         511,503
                                                                                      16.24             18.94         712,932
                                                                                      15.46             16.24         957,769
                                                                                      14.21             15.46       1,306,174
                                                                                      10.89             14.21       1,461,744
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                                2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Janus Portfolio -- Institutional Shares                                      2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Overseas Portfolio -- Institutional Shares                                   2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Worldwide Portfolio -- Institutional Shares                                  2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
-----------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I   2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I         2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------

                                                                                                           NUMBER OF
                                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
---------------------------------------------------------------------------------------------------------------------------
  Western Asset Variable Strategic Bond Portfolio -- Class I                $17.11            $18.18         264,350   2012
                                                                             16.23             17.11         322,581   2011
                                                                             14.72             16.23         338,522   2010
                                                                             12.26             14.72         400,752   2009
                                                                             14.98             12.26         492,911   2008
                                                                             14.90             14.98         725,210   2007
                                                                             14.39             14.90         942,250   2006
                                                                             14.24             14.39       1,251,780   2005
                                                                             13.54             14.24       1,498,797   2004
                                                                             12.13             13.54       1,754,459   2003
---------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                       $17.58            $20.95          52,545   2012
                                                                             19.92             17.58          78,560   2011
                                                                             14.86             19.92         106,804   2010
                                                                              9.25             14.86          78,905   2009
                                                                             15.51              9.25          64,390   2008
                                                                             15.39             15.51          86,914   2007
                                                                             13.82             15.39         138,419   2006
                                                                             13.34             13.82         205,364   2005
                                                                             12.74             13.34         269,542   2004
                                                                             10.00             12.74         292,034   2003
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Non-Service Shares                        $31.81            $35.23         178,098   2012
                                                                             32.03             31.81         209,373   2011
                                                                             28.77             32.03         248,076   2010
                                                                             23.93             28.77         289,463   2009
                                                                             42.94             23.93         361,476   2008
                                                                             41.97             42.94         513,077   2007
                                                                             38.29             41.97         685,067   2006
                                                                             37.38             38.29         932,081   2005
                                                                             34.43             37.38       1,138,438   2004
                                                                             27.95             34.43       1,238,532   2003
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares            $52.17            $58.70         302,460   2012
                                                                             53.52             52.17         343,358   2011
                                                                             49.61             53.52         412,652   2010
                                                                             34.81             49.61         508,772   2009
                                                                             64.81             34.81         609,065   2008
                                                                             57.59             64.81         792,959   2007
                                                                             54.10             57.59       1,088,018   2006
                                                                             52.20             54.10       1,438,763   2005
                                                                             49.51             52.20       1,902,210   2004
                                                                             38.35             49.51       2,337,843   2003
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Core Bond Fund/VA -- Non-Service Shares                       $22.52            $24.49         358,150   2012
                                                                             21.09             22.52         398,288   2011
                                                                             19.20             21.09         483,231   2010
                                                                             17.76             19.20         565,840   2009
                                                                             29.56             17.76         685,287   2008
                                                                             28.72             29.56         909,937   2007
                                                                             27.66             28.72       1,123,372   2006
                                                                             27.35             27.66       1,489,206   2005
                                                                             26.29             27.35       1,878,913   2004
                                                                             24.97             26.29       2,465,032   2003
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares         $10.00            $10.15         349,772   2012
---------------------------------------------------------------------------------------------------------------------------

                                                                                                           NUMBER OF
                                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares         $42.82            $49.16         247,455   2012
                                                                             42.95             42.82         280,667   2011
                                                                             34.17             42.95         320,046   2010
                                                                             26.14             34.17         367,662   2009
                                                                             52.04             26.14         432,286   2008
                                                                             49.64             52.04         549,970   2007
                                                                             48.90             49.64         739,731   2006
                                                                             44.15             48.90         972,262   2005
                                                                             37.38             44.15       1,226,474   2004
                                                                             30.19             37.38       1,610,893   2003
---------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                     $14.66            $15.84       1,229,775   2012
                                                                             14.35             14.66       1,475,005   2011
                                                                             13.46             14.35       1,574,637   2010
                                                                             11.97             13.46       1,577,964   2009
                                                                             11.58             11.97       1,349,594   2008
                                                                             10.81             11.58       1,020,375   2007
                                                                             10.55             10.81       1,296,588   2006
                                                                             10.45             10.55       1,445,746   2005
                                                                             10.10             10.45       1,667,680   2004
                                                                             10.00             10.10       1,121,194   2003
---------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION


THE COMPANY............................................................................ B-3

THE SEPARATE ACCOUNT................................................................... B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT..................................... B-3

THE CONTRACTS.......................................................................... B-4
   Transfer of Annuity Units........................................................... B-4
   Net Investment Factor............................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS................................................ B-4

CALCULATION OF PERFORMANCE DATA........................................................ B-5
   Subaccount Investing in Goldman Sachs Variable Insurance Trust -- Money Market Fund. B-5
   Other Subaccounts................................................................... B-6
   Other Performance Data.............................................................. B-6

TAX MATTERS............................................................................ B-7
   Taxation of Genworth Life and Annuity Insurance Company............................. B-7
   IRS Required Distributions.......................................................... B-7

GENERAL PROVISIONS..................................................................... B-7
   Using the Contracts as Collateral................................................... B-7
   The Beneficiary..................................................................... B-8
   Non-Participating................................................................... B-8
   Misstatement of Age or Gender....................................................... B-8
   Incontestability.................................................................... B-8
   Statement of Values................................................................. B-8
   Trust as Owner or Beneficiary....................................................... B-8
   Written Notice...................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.......................... B-8

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY.............................. B-8

EXPERTS................................................................................ B-8

FINANCIAL STATEMENTS................................................................... B-9


 Genworth Life and Annuity Insurance Company 6610 West Broad Street Richmond,
                                Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for Genworth Life & Annuity VA Separate Account 1, Contract Form P1150 10/98 or P1143 4/94 (CVA
Plus) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                State                                     Zip

Signature of Requestor _________________________________________________________
                                                 Date

                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                               FORM P1150 10/98
                                FORM P1143 4/94

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2013, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2013.

TABLE OF CONTENTS


THE COMPANY............................................................................ B-3

THE SEPARATE ACCOUNT................................................................... B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT..................................... B-3

THE CONTRACTS.......................................................................... B-4
   Transfer of Annuity Units........................................................... B-4
   Net Investment Factor............................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS................................................ B-4

CALCULATION OF PERFORMANCE DATA........................................................ B-5
   Subaccount Investing in Goldman Sachs Variable Insurance Trust -- Money Market Fund. B-5
   Other Subaccounts................................................................... B-6
   Other Performance Data.............................................................. B-6

TAX MATTERS............................................................................ B-7
   Taxation of Genworth Life and Annuity Insurance Company............................. B-7
   IRS Required Distributions.......................................................... B-7

GENERAL PROVISIONS..................................................................... B-7
   Using the Contracts as Collateral................................................... B-7
   The Beneficiary..................................................................... B-8
   Non-Participating................................................................... B-8
   Misstatement of Age or Gender....................................................... B-8
   Incontestability.................................................................... B-8
   Statement of Values................................................................. B-8
   Trust as Owner or Beneficiary....................................................... B-8
   Written Notice...................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.......................... B-8

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY.............................. B-8

EXPERTS................................................................................ B-8

FINANCIAL STATEMENTS................................................................... B-8

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").


On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

On January 16, 2013, Genworth announced a proposed legal entity reorganization that would involve the creation of a new holding company over Genworth with Genworth becoming a direct, wholly-owned subsidiary of the new holding company. Following the completion of the reorganization, Genworth will continue to own its existing businesses except the U.S. mortgage insurance subsidiaries.


Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.



We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment and financial solutions to more than 15 million customers, with a presence in more than 25 countries. In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. LIFE INSURANCE. Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market.

  . RUNOFF. Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our variable annuity, variable life insurance, group variable annuities offered through retirement plans and other products. Our other products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreement backed notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities. On May 1, 2008, we discontinued the sales of variable life insurance policies. We continue to service existing policies.

We also have Corporate and Other activities, which include interest and other debt financing expenses, other corporate income and expenses not allocated to the segments.



We do business in all states, except New York, the District of Columbia, and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred once per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the amount remaining in addition to the amount requested. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount available under the contracts for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes, (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

          (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

          (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

THE ALGER PORTFOLIOS. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by any of the parties upon 180 days written notice to the other parties.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter time is agreed to by the parties.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. This agreement may be terminated at the option of any party upon one-year advance written notice.

LEGG MASON PARTNERS VARIABLE INCOME TRUST. The agreement may be terminated by the parties upon one-year advance written notice.

MFS(R) VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed upon by the parties.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.


Subaccount Investing in Goldman Sachs Variable Insurance Trust --
Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period of the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $25 annual contract charge, the administrative expense charge of 0.15%, and the mortality and expense risk charge of 1.25% of the daily net assets of the Separate Account. For purposes of calculating current yields for a contract, an average per unit annual contract charge is used. Current Yield will be calculated according to the following formula:


Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.


The effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:


Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.


The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund actual yield is affected by changes in interest rates on money market securities, average

Portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Money Market Fund, the types and quality of securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be lower than the yield for its corresponding portfolio.



Current Yield:    -1.51% as of December 31, 2012
Effective Yield:  -1.50% as of December 31, 2012


Yield calculations do not take into account the surrender charges imposed under the contract or charges for the optional death benefit riders.

PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge, optional death benefit charges and the surrender charge as described below:

   (1) We calculate unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio changes and expenses, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of your assets in the Separate Account), and the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of your assets in the Separate Account)).

   (2) The annual contract charge is $25, deducted at the beginning of each contract year after the first contract year. For purposes of calculating average annual total return, an average contract charge (currently 0.25% of Contract Value attributable to the hypothetical investment) is used. This charge will be waived if the Contract Value is more than $75,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return also considers charges for all the optional death benefits.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on partially surrendered amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Maturity Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Maturity Date, the entire interest in the contract will be distributed

      (1) within five years after the date of that owner's death, or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The basic benefits of the contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, premium payments and charges made during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect. We will have no obligation to verify that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee will release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with the Company.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

EXPERTS


The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2012 and 2011, and for each of the years in the three-year period ended December 31, 2012, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2012 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries dated April 8, 2013 refers to the retrospective adoption of guidance relating to the presentation of comprehensive income and a change in accounting for costs associated with acquiring and renewing insurance contracts, as well as a retrospective change in the method of accounting for the liability of future policy benefits for level premium term life insurance policies. In addition, our report refers to a change in the method of accounting for embedded credit derivatives and variable interest entities in 2010.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2012

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2012

                                                                            PAGE
                                                                            ----
Report of Independent Registered Public Accounting Firm....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-19

Statements of Changes in Net Assets........................................ F-35

Notes to Financial Statements.............................................. F-66

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Appreciation Fund -- Series I shares, Invesco V.I. Capital Development Fund -- Series I shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Global Real Estate Fund -- Series II shares, Invesco V.I. Government Securities Fund -- Series I shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Technology Fund -- Series I shares, Invesco V.I. Utilities Fund -- Series I shares, Invesco Van Kampen V.I. American Franchise Fund -- Series I shares, Invesco Van Kampen V.I. American Franchise Fund -- Series II shares, Invesco Van Kampen V.I. Comstock Fund -- Series II shares, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares, Invesco Van Kampen V.I. Mid Cap Growth Fund -- Series I shares, Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1, Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2; DWS Variable Series I -- DWS Capital Growth VIP -- Class B Shares; DWS Variable Series II -- DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Large Cap Value VIP -- Class B Shares, Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federated Capital Appreciation Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares, Federated Managed Volatility Fund II; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Opportunities Portfolio -- Service Class 2, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Growth Stock Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Enhanced International Index Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value Fund; Goldman Sachs Money Market Fund -- Service Shares, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1,

JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I, Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio --
Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares, SP International Growth Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2012, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate
Account 1 as of December 31, 2012, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 10, 2013

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2012


                                             -------------------------

                                             INVESCO V.I. INVESCO V.I.
                                               CAPITAL      CAPITAL
                                             APPRECIATION DEVELOPMENT
                                               FUND --      FUND --
                               CONSOLIDATED    SERIES I     SERIES I
                                  TOTAL         SHARES       SHARES
                              -------------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............ $7,803,375,846      --           --
Dividend receivable..........      1,737,674      --           --
Receivable for units sold....      3,312,066      --           --
                              --------------      --           --
       Total assets..........  7,808,425,586      --           --
                              --------------      --           --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....      1,075,885      --           --
Payable for units
  withdrawn..................      8,354,497      --           --
                              --------------      --           --
       Total liabilities.....      9,430,382      --           --
                              --------------      --           --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  7,547,792,097      --           --
   Variable annuity
     contract owners in
     the annuitization
     period..................    251,203,107      --           --
                              --------------      --           --
       Net assets............ $7,798,995,204      --           --
                              ==============      ==           ==
Investments in
  securities at cost......... $7,301,944,438      --           --
                              ==============      ==           ==
Shares outstanding...........                     --           --
                                                  ==           ==

                               AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                              -------------------------------------------------------------------------------------------
                                                                                                             INVESCO VAN
                              INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.                            KAMPEN V.I.
                                  CORE     GLOBAL REAL   GOVERNMENT  INTERNATIONAL INVESCO V.I. INVESCO V.I.  AMERICAN
                                 EQUITY       ESTATE     SECURITIES     GROWTH      TECHNOLOGY   UTILITIES    FRANCHISE
                                FUND --      FUND --      FUND --       FUND --      FUND --      FUND --      FUND --
                                SERIES I    SERIES II     SERIES I     SERIES II     SERIES I     SERIES I    SERIES I
                                 SHARES       SHARES       SHARES       SHARES        SHARES       SHARES      SHARES
                              ------------ ------------ ------------ ------------- ------------ ------------ -----------
ASSETS:
Investments at fair
  value (note 2b)............  10,364,281    241,143       3,613      56,722,165      1,241        3,545      7,206,414
Dividend receivable..........          --         --          --              --         --           --             --
Receivable for units sold....          --         --          --              --         --           --          3,188
                               ----------    -------       -----      ----------      -----        -----      ---------
       Total assets..........  10,364,281    241,143       3,613      56,722,165      1,241        3,545      7,209,602
                               ----------    -------       -----      ----------      -----        -----      ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       1,309         35          --           7,825         --           --            899
Payable for units
  withdrawn..................         330        432           1          70,646         --           --             --
                               ----------    -------       -----      ----------      -----        -----      ---------
       Total liabilities.....       1,639        467           1          78,471         --           --            899
                               ----------    -------       -----      ----------      -----        -----      ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  10,362,642    202,521       3,612      54,603,017      1,241        3,545      7,208,703
   Variable annuity
     contract owners in
     the annuitization
     period..................          --     38,155          --       2,040,677         --           --             --
                               ----------    -------       -----      ----------      -----        -----      ---------
       Net assets............  10,362,642    240,676       3,612      56,643,694      1,241        3,545      7,208,703
                               ==========    =======       =====      ==========      =====        =====      =========
Investments in
  securities at cost.........   8,622,419    205,334       3,504      50,251,053        880        3,976      7,383,209
                               ==========    =======       =====      ==========      =====        =====      =========
Shares outstanding...........     343,871     15,959         291       1,911,124         74          219        198,633
                               ==========    =======       =====      ==========      =====        =====      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                          AIM VARIABLE INSURANCE FUNDS
                                 (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                          ------------------------------------------------------------- -----------------
                          INVESCO VAN             INVESCO VAN INVESCO VAN  INVESCO VAN
                          KAMPEN V.I. INVESCO VAN KAMPEN V.I. KAMPEN V.I.  KAMPEN V.I.
                           AMERICAN   KAMPEN V.I.   EQUITY      MID CAP       VALUE     ALLIANCEBERNSTEIN
                           FRANCHISE   COMSTOCK   AND INCOME    GROWTH    OPPORTUNITIES  BALANCED WEALTH
                            FUND --     FUND --     FUND --     FUND --      FUND --        STRATEGY
                           SERIES II   SERIES II   SERIES II   SERIES I     SERIES II     PORTFOLIO --
                            SHARES      SHARES      SHARES      SHARES       SHARES          CLASS B
                          ----------- ----------- ----------- ----------- ------------- -----------------
ASSETS:
Investments at fair
 value (note 2b)......... $5,711,736  35,371,692  13,779,220     2,004      7,417,709      20,477,181
Dividend receivable......         --          --          --        --             --              --
Receivable for units sold         --          --       2,139        --         11,704              --
                          ----------  ----------  ----------     -----      ---------      ----------
    Total assets.........  5,711,736  35,371,692  13,781,359     2,004      7,429,413      20,477,181
                          ----------  ----------  ----------     -----      ---------      ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        703       4,505       2,211        --            953           2,986
Payable for units
 withdrawn...............      1,236       8,353          --        --             --          11,921
                          ----------  ----------  ----------     -----      ---------      ----------
    Total liabilities....      1,939      12,858       2,211        --            953          14,907
                          ----------  ----------  ----------     -----      ---------      ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  5,709,797  35,336,225  13,042,888     2,004      7,428,460      18,684,607
 Variable annuity
   contract owners in
   the annuitization
   period................         --      22,609     736,260        --             --       1,777,667
                          ----------  ----------  ----------     -----      ---------      ----------
    Net assets........... $5,709,797  35,358,834  13,779,148     2,004      7,428,460      20,462,274
                          ==========  ==========  ==========     =====      =========      ==========
Investments in
 securities at cost...... $4,112,335  30,927,214  11,937,385     1,943      8,315,270      18,475,058
                          ==========  ==========  ==========     =====      =========      ==========
Shares outstanding.......    160,668   2,675,620     915,563       511      1,049,181       1,705,011
                          ==========  ==========  ==========     =====      =========      ==========

                           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ------------------------------------------------------------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                               GROWTH            INCOME             VALUE            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........     3,574,305        48,866,572        82,924,404        11,221,695
Dividend receivable......            --                --                --                --
Receivable for units sold            --                --                --                --
                              ---------        ----------        ----------        ----------
    Total assets.........     3,574,305        48,866,572        82,924,404        11,221,695
                              ---------        ----------        ----------        ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           445             6,113            11,569             1,425
Payable for units
 withdrawn...............         1,191             5,762           331,078             7,511
                              ---------        ----------        ----------        ----------
    Total liabilities....         1,636            11,875           342,647             8,936
                              ---------        ----------        ----------        ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     3,572,669        48,790,140        79,099,312        11,212,759
 Variable annuity
   contract owners in
   the annuitization
   period................            --            64,557         3,482,445                --
                              ---------        ----------        ----------        ----------
    Net assets...........     3,572,669        48,854,697        82,581,757        11,212,759
                              =========        ==========        ==========        ==========
Investments in
 securities at cost......     3,389,005        45,677,786        85,206,289         8,912,593
                              =========        ==========        ==========        ==========
Shares outstanding.......       217,680         2,365,275         6,458,287           369,378
                              =========        ==========        ==========        ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                              AMERICAN
                          ALLIANCEBERNSTEIN   CENTURY
                          VARIABLE PRODUCTS   VARIABLE
                          SERIES FUND, INC.  PORTFOLIOS
                             (CONTINUED)      II, INC.     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                          ----------------- ------------ ----------------------------------------------

                          ALLIANCEBERNSTEIN
                              SMALL CAP     VP INFLATION VP INCOME &      VP
                               GROWTH        PROTECTION    GROWTH    INTERNATIONAL VP ULTRA(R) VP VALUE
                            PORTFOLIO --      FUND --      FUND --      FUND --      FUND --   FUND --
                               CLASS B        CLASS II     CLASS I      CLASS I      CLASS I   CLASS I
                          ----------------- ------------ ----------- ------------- ----------- --------
ASSETS:
Investments at fair
 value (note 2b).........    $13,367,685     84,640,129    83,739      1,033,522     53,847     88,683
Dividend receivable......             --             --        --             --         --         --
Receivable for units sold          5,482        120,892        --             --         --         --
                             -----------     ----------    ------      ---------     ------     ------
    Total assets.........     13,373,167     84,761,021    83,739      1,033,522     53,847     88,683
                             -----------     ----------    ------      ---------     ------     ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          1,653         11,968        11            149          8         10
Payable for units
 withdrawn...............             --             --        --          1,121          1         --
                             -----------     ----------    ------      ---------     ------     ------
    Total liabilities....          1,653         11,968        11          1,270          9         10
                             -----------     ----------    ------      ---------     ------     ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     13,371,514     81,205,212    83,728        880,958     53,838     88,673
 Variable annuity
   contract owners in
   the annuitization
   period................             --      3,543,841        --        151,294         --         --
                             -----------     ----------    ------      ---------     ------     ------
    Net assets...........    $13,371,514     84,749,053    83,728      1,032,252     53,838     88,673
                             ===========     ==========    ======      =========     ======     ======
Investments in
 securities at cost......    $11,854,165     78,298,646    78,292        962,083     45,106     90,922
                             ===========     ==========    ======      =========     ======     ======
Shares outstanding.......        728,087      7,035,755    12,136        115,736      4,986     13,602
                             ===========     ==========    ======      =========     ======     ======




                                    BLACKROCK VARIABLE SERIES FUNDS, INC.
                          ----------------------------------------------------------
                                              BLACKROCK     BLACKROCK    BLACKROCK
                             BLACKROCK         GLOBAL       LARGE CAP      VALUE
                          BASIC VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES
                              FUND --          FUND --       FUND --   V.I. FUND --
                             CLASS III        CLASS III     CLASS III    CLASS III
                               SHARES          SHARES        SHARES       SHARES
                          ---------------- --------------- ----------- -------------
ASSETS:
Investments at fair
 value (note 2b).........    11,533,657      430,834,618    3,231,854   10,386,929
Dividend receivable......            --               --           --           --
Receivable for units sold            --               --           27           --
                             ----------      -----------    ---------   ----------
    Total assets.........    11,533,657      430,834,618    3,231,881   10,386,929
                             ----------      -----------    ---------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         1,473           65,146          402        1,302
Payable for units
 withdrawn...............         1,973          110,566           --          318
                             ----------      -----------    ---------   ----------
    Total liabilities....         3,446          175,712          402        1,620
                             ----------      -----------    ---------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    11,530,211      402,959,200    3,231,479   10,376,472
 Variable annuity
   contract owners in
   the annuitization
   period................            --       27,699,706           --        8,837
                             ----------      -----------    ---------   ----------
    Net assets...........    11,530,211      430,658,906    3,231,479   10,385,309
                             ==========      ===========    =========   ==========
Investments in
 securities at cost......    10,869,052      408,892,048    3,097,052    9,483,719
                             ==========      ===========    =========   ==========
Shares outstanding.......       905,311       30,044,255      281,275      653,266
                             ==========      ===========    =========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                         DWS
                           COLUMBIA FUNDS VARIABLE    VARIABLE
                              INSURANCE TRUST I       SERIES I   DWS VARIABLE SERIES II                  DREYFUS
                          -------------------------- ----------- ---------------------- ---------------------------
                                         COLUMBIA
                            COLUMBIA     VARIABLE
                            VARIABLE   PORTFOLIO --              DWS DREMAN     DWS        DREYFUS       DREYFUS
                          PORTFOLIO --    MARSICO    DWS CAPITAL SMALL MID     LARGE      INVESTMENT     VARIABLE
                            MARSICO    INTERNATIONAL   GROWTH    CAP VALUE   CAP VALUE    PORTFOLIOS    INVESTMENT
                             GROWTH    OPPORTUNITIES   VIP --      VIP --     VIP --     MIDCAP STOCK    FUND --
                            FUND --       FUND --      CLASS B    CLASS B     CLASS B    PORTFOLIO --  MONEY MARKET
                            CLASS 1       CLASS 2      SHARES      SHARES     SHARES    INITIAL SHARES  PORTFOLIO
                          ------------ ------------- ----------- ----------  ---------  -------------- ------------
ASSETS:
Investments at fair
 value (note 2b)......... $25,965,116   53,362,908      6,116      50,536     71,825        83,169       688,192
Dividend receivable......          --           --         --          --         --            --            --
Receivable for units sold          --           --         --          --         --            --            --
                          -----------   ----------      -----      ------     ------        ------       -------
    Total assets.........  25,965,116   53,362,908      6,116      50,536     71,825        83,169       688,192
                          -----------   ----------      -----      ------     ------        ------       -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       3,251        7,215          1           6         11            10           189
Payable for units
 withdrawn...............      10,576       98,407          1           1         --            --             1
                          -----------   ----------      -----      ------     ------        ------       -------
    Total liabilities....      13,827      105,622          2           7         11            10           190
                          -----------   ----------      -----      ------     ------        ------       -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  25,951,289   51,885,398      6,114      50,529     71,814        83,159       688,002
 Variable annuity
   contract owners in
   the annuitization
   period................          --    1,371,888         --          --         --            --            --
                          -----------   ----------      -----      ------     ------        ------       -------
    Net assets........... $25,951,289   53,257,286      6,114      50,529     71,814        83,159       688,002
                          ===========   ==========      =====      ======     ======        ======       =======
Investments in
 securities at cost...... $20,822,487   52,606,326      5,973      50,823     71,788        82,360       688,103
                          ===========   ==========      =====      ======     ======        ======       =======
Shares outstanding.......   1,170,127    3,447,216        287       3,954      5,764         5,304       688,192
                          ===========   ==========      =====      ======     ======        ======       =======

                                                           FEDERATED
                                           EATON VANCE     INSURANCE
                                          VARIABLE TRUST     SERIES
                          ------------------------------- ------------


                           THE DREYFUS                     FEDERATED
                             SOCIALLY                       CAPITAL
                           RESPONSIBLE                    APPRECIATION
                              GROWTH                       FUND II --
                          FUND, INC. --  VT FLOATING-RATE   PRIMARY
                          INITIAL SHARES   INCOME FUND       SHARES
                          -------------- ---------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........   3,850,963       64,155,911     9,361,283
Dividend receivable......          --          228,809            --
Receivable for units sold         160           14,568            --
                            ---------       ----------     ---------
    Total assets.........   3,851,123       64,399,288     9,361,283
                            ---------       ----------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         473            8,889         1,097
Payable for units
 withdrawn...............          --               --        28,539
                            ---------       ----------     ---------
    Total liabilities....         473            8,889        29,636
                            ---------       ----------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   3,850,650       62,257,013     9,331,647
 Variable annuity
   contract owners in
   the annuitization
   period................          --        2,133,386            --
                            ---------       ----------     ---------
    Net assets...........   3,850,650       64,390,399     9,331,647
                            =========       ==========     =========
Investments in
 securities at cost......   3,326,988       63,210,013     8,864,708
                            =========       ==========     =========
Shares outstanding.......     115,853        6,781,809     1,497,805
                            =========       ==========     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    FEDERATED INSURANCE SERIES (CONTINUED)
                              --------------------------------------------------- ------------

                              FEDERATED HIGH FEDERATED HIGH FEDERATED              VIP ASSET
                               INCOME BOND    INCOME BOND    KAUFMANN  FEDERATED  MANAGER/SM/
                                FUND II --     FUND II --   FUND II --  MANAGED   PORTFOLIO --
                                 PRIMARY        SERVICE      SERVICE   VOLATILITY   INITIAL
                                  SHARES         SHARES       SHARES    FUND II      CLASS
                              -------------- -------------- ---------- ---------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  $23,765,636     39,982,661   21,195,374 8,753,212   60,160,031
Dividend receivable..........           --             --           --        --           --
Receivable for units sold....           --             --           --        --           --
                               -----------     ----------   ---------- ---------   ----------
       Total assets..........   23,765,636     39,982,661   21,195,374 8,753,212   60,160,031
                               -----------     ----------   ---------- ---------   ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        2,840          5,020        2,633     1,017        6,023
Payable for units
  withdrawn..................       17,191          3,470        7,057       476       39,406
                               -----------     ----------   ---------- ---------   ----------
       Total liabilities.....       20,031          8,490        9,690     1,493       45,429
                               -----------     ----------   ---------- ---------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   23,745,605     39,969,094   21,185,684 8,749,278   60,048,464
   Variable annuity
     contract owners in
     the annuitization
     period..................           --          5,077           --     2,441       66,138
                               -----------     ----------   ---------- ---------   ----------
       Net assets............  $23,745,605     39,974,171   21,185,684 8,751,719   60,114,602
                               ===========     ==========   ========== =========   ==========
Investments in
  securities at cost.........  $22,042,355     36,922,350   18,767,249 8,297,693   57,486,557
                               ===========     ==========   ========== =========   ==========
Shares outstanding...........    3,314,594      5,607,666    1,433,088   915,608    3,965,724
                               ===========     ==========   ========== =========   ==========

                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                              -------------------------------------------------------------------
                                                                                    VIP DYNAMIC
                               VIP ASSET       VIP                         VIP        CAPITAL
                              MANAGER/SM/    BALANCED        VIP      CONTRAFUND(R) APPRECIATION
                              PORTFOLIO -- PORTFOLIO -- CONTRAFUND(R) PORTFOLIO --  PORTFOLIO --
                                SERVICE      SERVICE    PORTFOLIO --     SERVICE      SERVICE
                                CLASS 2      CLASS 2    INITIAL CLASS    CLASS 2      CLASS 2
                              ------------ ------------ ------------- ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  12,839,238   75,119,530   123,481,819   267,821,011   2,111,123
Dividend receivable..........          --           --            --            --          --
Receivable for units sold....          --           --            --            --          --
                               ----------   ----------   -----------   -----------   ---------
       Total assets..........  12,839,238   75,119,530   123,481,819   267,821,011   2,111,123
                               ----------   ----------   -----------   -----------   ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       1,912       11,555        14,335        36,175         263
Payable for units
  withdrawn..................       1,251        9,819        67,100       165,114           1
                               ----------   ----------   -----------   -----------   ---------
       Total liabilities.....       3,163       21,374        81,435       201,289         264
                               ----------   ----------   -----------   -----------   ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  12,744,162   70,780,499   123,292,108   258,681,741   2,110,859
   Variable annuity
     contract owners in
     the annuitization
     period..................      91,913    4,317,657       108,276     8,937,981          --
                               ----------   ----------   -----------   -----------   ---------
       Net assets............  12,836,075   75,098,156   123,400,384   267,619,722   2,110,859
                               ==========   ==========   ===========   ===========   =========
Investments in
  securities at cost.........  11,979,752   69,393,705   112,927,668   246,522,361   1,806,224
                               ==========   ==========   ===========   ===========   =========
Shares outstanding...........     860,539    4,837,059     4,670,265    10,300,808     214,763
                               ==========   ==========   ===========   ===========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                                                      FIDELITY(R) VARIABLE
                                                                              INSURANCE PRODUCTS FUND (CONTINUED)
                              ---------------------------------------------------------------------------------------------
                                                             VIP          VIP                         VIP
                                            VIP EQUITY-    GROWTH &     GROWTH &        VIP         GROWTH         VIP
                               VIP EQUITY-     INCOME       INCOME       INCOME       GROWTH     OPPORTUNITIES    GROWTH
                                 INCOME     PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- OPPORTUNITIES PORTFOLIO --  PORTFOLIO --
                              PORTFOLIO --    SERVICE      INITIAL      SERVICE    PORTFOLIO --     SERVICE      INITIAL
                              INITIAL CLASS   CLASS 2       CLASS       CLASS 2    INITIAL CLASS    CLASS 2       CLASS
                              ------------- ------------ ------------ ------------ ------------- ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............ $100,507,375  135,774,508   23,159,263   14,615,710    9,642,225    29,276,857    59,930,584
Dividend receivable..........           --           --           --           --           --            --            --
Receivable for units sold....       92,424           --           --           --       28,049           467            --
                              ------------  -----------   ----------   ----------    ---------    ----------    ----------
       Total assets..........  100,599,799  135,774,508   23,159,263   14,615,710    9,670,274    29,277,324    59,930,584
                              ------------  -----------   ----------   ----------    ---------    ----------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       11,315       18,418        2,732        1,833        1,128         4,061         6,570
Payable for units
  withdrawn..................           --      140,432       44,017       10,329           --            --        19,627
                              ------------  -----------   ----------   ----------    ---------    ----------    ----------
       Total liabilities.....       11,315      158,850       46,749       12,162        1,128         4,061        26,197
                              ------------  -----------   ----------   ----------    ---------    ----------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  100,457,024  131,451,536   23,099,975   14,603,548    9,643,203    27,920,569    59,880,565
   Variable annuity
     contract owners in
     the annuitization
     period..................      131,460    4,164,122       12,539           --       25,943     1,352,694        23,822
                              ------------  -----------   ----------   ----------    ---------    ----------    ----------
       Net assets............ $100,588,484  135,615,658   23,112,514   14,603,548    9,669,146    29,273,263    59,904,387
                              ============  ===========   ==========   ==========    =========    ==========    ==========
Investments in
  securities at cost......... $105,742,138  135,398,523   20,606,566   12,942,319    7,600,518    27,403,714    49,321,121
                              ============  ===========   ==========   ==========    =========    ==========    ==========
Shares outstanding...........    5,040,490    6,920,209    1,587,338    1,018,516      442,304     1,355,410     1,425,222
                              ============  ===========   ==========   ==========    =========    ==========    ==========


                              ---------------------------------------
                                               VIP          VIP
                                  VIP         GROWTH     INVESTMENT
                                 GROWTH       STOCK      GRADE BOND
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                SERVICE      SERVICE      SERVICE
                                CLASS 2      CLASS 2      CLASS 2
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  17,689,107   38,820,116  142,295,964
Dividend receivable..........          --           --           --
Receivable for units sold....       2,345           --      216,485
                               ----------   ----------  -----------
       Total assets..........  17,691,452   38,820,116  142,512,449
                               ----------   ----------  -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       2,240        5,477       20,091
Payable for units
  withdrawn..................          --        6,983           --
                               ----------   ----------  -----------
       Total liabilities.....       2,240       12,460       20,091
                               ----------   ----------  -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  17,689,212   36,781,435  136,445,649
   Variable annuity
     contract owners in
     the annuitization
     period..................          --    2,026,221    6,046,709
                               ----------   ----------  -----------
       Net assets............  17,689,212   38,807,656  142,492,358
                               ==========   ==========  ===========
Investments in
  securities at cost.........  14,756,171   35,591,022  142,987,319
                               ==========   ==========  ===========
Shares outstanding...........     424,810    2,469,473   11,125,564
                               ==========   ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              -------------------------------------------------------- ---------------


                                  VIP            VIP           VIP        VIP VALUE
                                MID CAP        MID CAP       OVERSEAS     STRATEGIES   FRANKLIN INCOME
                              PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --    SECURITIES
                                INITIAL        SERVICE       INITIAL       SERVICE         FUND --
                                 CLASS         CLASS 2        CLASS        CLASS 2     CLASS 2 SHARES
                              ------------   ------------  ------------  ------------  ---------------
ASSETS:
Investments at fair
  value (note 2b)............   $27,118      170,633,685    23,496,526    4,495,803      541,704,584
Dividend receivable..........        --               --            --           --               --
Receivable for units sold....        --               --            --           --               --
                                -------      -----------    ----------    ---------      -----------
       Total assets..........    27,118      170,633,685    23,496,526    4,495,803      541,704,584
                                -------      -----------    ----------    ---------      -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         2           22,432         2,598          568           87,840
Payable for units
  withdrawn..................        --          179,996        15,929          765          855,754
                                -------      -----------    ----------    ---------      -----------
       Total liabilities.....         2          202,428        18,527        1,333          943,594
                                -------      -----------    ----------    ---------      -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    27,116      166,323,505    23,430,830    4,494,470      508,560,941
   Variable annuity
     contract owners in
     the annuitization
     period..................        --        4,107,752        47,169           --       32,200,049
                                -------      -----------    ----------    ---------      -----------
       Net assets............   $27,116      170,431,257    23,477,999    4,494,470      540,760,990
                                =======      ===========    ==========    =========      ===========
Investments in
  securities at cost.........   $23,746      166,091,331    24,443,100    3,934,598      539,368,698
                                =======      ===========    ==========    =========      ===========
Shares outstanding...........       888        5,691,584     1,460,319      402,129       35,945,891
                                =======      ===========    ==========    =========      ===========

                              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                              -------------------------------------------------------------------
                               FRANKLIN
                              LARGE CAP                                    TEMPLETON  TEMPLETON
                                GROWTH   FRANKLIN TEMPLETON                 FOREIGN    FOREIGN
                              SECURITIES    VIP FOUNDING    MUTUAL SHARES  SECURITIES SECURITIES
                               FUND --    FUNDS ALLOCATION    SECURITIES    FUND --    FUND --
                               CLASS 2        FUND --          FUND --      CLASS 1    CLASS 2
                                SHARES     CLASS 2 SHARES   CLASS 2 SHARES   SHARES     SHARES
                              ---------- ------------------ -------------- ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............  332,271      106,227,904       20,500,144   10,000,344 1,691,508
Dividend receivable..........       --               --               --           --        --
Receivable for units sold....       --               --               --           --        --
                               -------      -----------       ----------   ---------- ---------
       Total assets..........  332,271      106,227,904       20,500,144   10,000,344 1,691,508
                               -------      -----------       ----------   ---------- ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       40           16,502            2,591        1,191       248
Payable for units
  withdrawn..................       --           58,149          510,026        1,123     3,040
                               -------      -----------       ----------   ---------- ---------
       Total liabilities.....       40           74,651          512,617        2,314     3,288
                               -------      -----------       ----------   ---------- ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  332,231       94,125,991       19,875,101    9,998,030 1,422,395
   Variable annuity
     contract owners in
     the annuitization
     period..................       --       12,027,262          112,426           --   265,825
                               -------      -----------       ----------   ---------- ---------
       Net assets............  332,231      106,153,253       19,987,527    9,998,030 1,688,220
                               =======      ===========       ==========   ========== =========
Investments in
  securities at cost.........  326,889       98,949,835       17,973,819    9,564,695 1,636,223
                               =======      ===========       ==========   ========== =========
Shares outstanding...........   20,511       12,482,715        1,190,485      683,551   117,711
                               =======      ===========       ==========   ========== =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                FRANKLIN TEMPLETON
                                VARIABLE INSURANCE
                                  PRODUCTS TRUST
                                   (CONTINUED)                                      GE INVESTMENTS FUNDS, INC.
                              ---------------------- -----------------------------------------------------------------
                              TEMPLETON
                                GLOBAL    TEMPLETON
                                 BOND       GROWTH   CORE VALUE            INTERNATIONAL MID-CAP
                              SECURITIES  SECURITIES   EQUITY    INCOME       EQUITY     EQUITY
                               FUND --     FUND --    FUND --    FUND --      FUND --    FUND -- MONEY  PREMIER GROWTH
                               CLASS 1     CLASS 2    CLASS 1    CLASS 1      CLASS 1    CLASS 1 MARKET EQUITY FUND --
                                SHARES      SHARES     SHARES    SHARES       SHARES     SHARES   FUND  CLASS 1 SHARES
                              ----------- ---------- ---------- ---------- ------------- ------- ------ --------------
ASSETS:
Investments at fair
  value (note 2b)............ $12,384,002 13,182,264 13,565,230 38,072,418      --         --      --     30,796,195
Dividend receivable..........          --         --         --         --      --         --      --             --
Receivable for units sold....          --         --         --         --      --         --      --             --
                              ----------- ---------- ---------- ----------      --         --      --     ----------
       Total assets..........  12,384,002 13,182,264 13,565,230 38,072,418      --         --      --     30,796,195
                              ----------- ---------- ---------- ----------      --         --      --     ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       1,373      1,677      1,700      4,690      --         --      --          3,781
Payable for units
  withdrawn..................       8,991     96,781      9,043     13,291      --         --      --         34,545
                              ----------- ---------- ---------- ----------      --         --      --     ----------
       Total liabilities.....      10,364     98,458     10,743     17,981      --         --      --         38,326
                              ----------- ---------- ---------- ----------      --         --      --     ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  12,373,638 12,932,279 13,554,487 38,054,437      --         --      --     30,670,787
   Variable annuity
     contract owners in
     the annuitization
     period..................          --    151,527         --         --      --         --      --         87,082
                              ----------- ---------- ---------- ----------      --         --      --     ----------
       Net assets............ $12,373,638 13,083,806 13,554,487 38,054,437      --         --      --     30,757,869
                              =========== ========== ========== ==========      ==         ==      ==     ==========
Investments in
  securities at cost......... $11,026,622 12,846,024 12,632,399 37,769,750      --         --      --     24,502,088
                              =========== ========== ========== ==========      ==         ==      ==     ==========
Shares outstanding...........     619,200  1,101,275  1,402,816  3,251,274      --         --      --        358,137
                              =========== ========== ========== ==========      ==         ==      ==     ==========




                              ------------------------


                              REAL ESTATE
                              SECURITIES
                                FUND --
                                CLASS 1   S&P 500(R)
                                SHARES    INDEX FUND
                              ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............ 64,744,458  150,734,746
Dividend receivable..........         --           --
Receivable for units sold....         --           --
                              ----------  -----------
       Total assets.......... 64,744,458  150,734,746
                              ----------  -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....      8,085       18,136
Payable for units
  withdrawn..................    355,540       30,576
                              ----------  -----------
       Total liabilities.....    363,625       48,712
                              ----------  -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 63,685,222  150,668,098
   Variable annuity
     contract owners in
     the annuitization
     period..................    695,611       17,936
                              ----------  -----------
       Net assets............ 64,380,833  150,686,034
                              ==========  ===========
Investments in
  securities at cost......... 55,705,449  129,090,381
                              ==========  ===========
Shares outstanding...........  4,879,010    5,960,251
                              ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   GE INVESTMENTS FUNDS, INC. (CONTINUED)
                              ------------------------------------------------- -----------------


                                                                                GENWORTH GENWORTH
                               SMALL-CAP                                        CALAMOS  DAVIS NY
                                EQUITY    TOTAL RETURN TOTAL RETURN U.S. EQUITY  GROWTH  VENTURE
                                FUND --     FUND --      FUND --      FUND --   FUND --  FUND --
                                CLASS 1     CLASS 1      CLASS 3      CLASS 1   SERVICE  SERVICE
                                SHARES       SHARES       SHARES      SHARES     SHARES   SHARES
                              ----------- ------------ ------------ ----------- -------- --------
ASSETS:
Investments at fair
  value (note 2b)............ $36,828,747 995,537,146  997,850,291  25,838,703     --       --
Dividend receivable..........          --          --           --          --     --       --
Receivable for units sold....          --          --           --          --     --       --
                              ----------- -----------  -----------  ----------     --       --
       Total assets..........  36,828,747 995,537,146  997,850,291  25,838,703     --       --
                              ----------- -----------  -----------  ----------     --       --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       4,581     134,384      157,874       3,189     --       --
Payable for units
  withdrawn..................      37,137     415,708      169,628      36,097     --       --
                              ----------- -----------  -----------  ----------     --       --
       Total liabilities.....      41,718     550,092      327,502      39,286     --       --
                              ----------- -----------  -----------  ----------     --       --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  36,787,029 962,289,955  940,737,122  25,795,668     --       --
   Variable annuity
     contract owners in
     the annuitization
     period..................          --  32,697,099   56,785,667       3,749     --       --
                              ----------- -----------  -----------  ----------     --       --
       Net assets............ $36,787,029 994,987,054  997,522,789  25,799,417     --       --
                              =========== ===========  ===========  ==========     ==       ==
Investments in
  securities at cost......... $33,255,697 924,961,369  955,334,540  23,279,314     --       --
                              =========== ===========  ===========  ==========     ==       ==
Shares outstanding...........   2,754,581  57,379,663   57,679,208     735,307     --       --
                              =========== ===========  ===========  ==========     ==       ==

                              GENWORTH VARIABLE INSURANCE TRUST
                              --------------------------------------------------
                              GENWORTH                  GENWORTH     GENWORTH
                                EATON     GENWORTH       GOLDMAN    LEGG MASON
                                VANCE     ENHANCED        SACHS     CLEARBRIDGE
                              LARGE CAP INTERNATIONAL   ENHANCED    AGGRESSIVE
                                VALUE       INDEX       CORE BOND     GROWTH
                               FUND --     FUND --    INDEX FUND --   FUND --
                               SERVICE     SERVICE       SERVICE      SERVICE
                               SHARES      SHARES        SHARES       SHARES
                              --------- ------------- ------------- -----------
ASSETS:
Investments at fair
  value (note 2b)............    --          --            --           --
Dividend receivable..........    --          --            --           --
Receivable for units sold....    --          --            --           --
                                 --          --            --           --
       Total assets..........    --          --            --           --
                                 --          --            --           --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....    --          --            --           --
Payable for units
  withdrawn..................    --          --            --           --
                                 --          --            --           --
       Total liabilities.....    --          --            --           --
                                 --          --            --           --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    --          --            --           --
   Variable annuity
     contract owners in
     the annuitization
     period..................    --          --            --           --
                                 --          --            --           --
       Net assets............    --          --            --           --
                                 ==          ==            ==           ==
Investments in
  securities at cost.........    --          --            --           --
                                 ==          ==            ==           ==
Shares outstanding...........    --          --            --           --
                                 ==          ==            ==           ==

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                GENWORTH VARIABLE
                                 INSURANCE TRUST            GOLDMAN SACHS VARIABLE
                                   (CONTINUED)                  INSURANCE TRUST
                              --------------------- --------------------------------------- ------------
                                          GENWORTH     GOLDMAN
                               GENWORTH  PYRAMIS(R)     SACHS                                 JPMORGAN
                                PIMCO    SMALL/MID    LARGE CAP    GOLDMAN      GOLDMAN      INSURANCE
                              STOCKSPLUS  CAP CORE      VALUE       SACHS     SACHS MONEY      TRUST
                               FUND --    FUND --      FUND --     MID CAP   MARKET FUND --  CORE BOND
                               SERVICE    SERVICE   INSTITUTIONAL   VALUE       SERVICE     PORTFOLIO --
                                SHARES     SHARES      SHARES       FUND         SHARES       CLASS 1
                              ---------- ---------- ------------- ---------- -------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............    $--         --       9,407,488   53,861,384  204,208,461    4,551,103
Dividend receivable..........     --         --              --           --        1,044           --
Receivable for units sold....     --         --           1,696           --           --        2,591
                                 ---         --       ---------   ----------  -----------    ---------
       Total assets..........     --         --       9,409,184   53,861,384  204,209,505    4,553,694
                                 ---         --       ---------   ----------  -----------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....     --         --           1,114        6,454       26,194          661
Payable for units
  withdrawn..................     --         --              --      119,421    2,574,326           --
                                 ---         --       ---------   ----------  -----------    ---------
       Total liabilities.....     --         --           1,114      125,875    2,600,520          661
                                 ---         --       ---------   ----------  -----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     --         --       9,408,070   53,685,236  201,540,052    3,883,218
   Variable annuity
     contract owners in
     the annuitization
     period..................     --         --              --       50,273       68,933      669,815
                                 ---         --       ---------   ----------  -----------    ---------
       Net assets............    $--         --       9,408,070   53,735,509  201,608,985    4,553,033
                                 ===         ==       =========   ==========  ===========    =========
Investments in
  securities at cost.........    $--         --       9,293,912   47,507,714  204,208,461    4,292,897
                                 ===         ==       =========   ==========  ===========    =========
Shares outstanding...........     --         --         874,302    3,513,463  204,208,461      386,342
                                 ===         ==       =========   ==========  ===========    =========


                                      JPMORGAN INSURANCE TRUST
                              -----------------------------------------------------
                                             JPMORGAN      JPMORGAN     JPMORGAN
                                JPMORGAN     INSURANCE    INSURANCE    INSURANCE
                               INSURANCE       TRUST        TRUST        TRUST
                                 TRUST     INTERNATIONAL   INTREPID     INTREPID
                              EQUITY INDEX    EQUITY        GROWTH      MID CAP
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                                CLASS 1       CLASS 1      CLASS 1      CLASS 1
                              ------------ ------------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  1,581,169      83,095       671,905      507,245
Dividend receivable..........         --          --            --           --
Receivable for units sold....        394          --           874           --
                               ---------      ------       -------      -------
       Total assets..........  1,581,563      83,095       672,779      507,245
                               ---------      ------       -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        243          13           104           79
Payable for units
  withdrawn..................         --           2            --          191
                               ---------      ------       -------      -------
       Total liabilities.....        243          15           104          270
                               ---------      ------       -------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  1,244,535      83,080       523,516      394,072
   Variable annuity
     contract owners in
     the annuitization
     period..................    336,785          --       149,159      112,903
                               ---------      ------       -------      -------
       Net assets............  1,581,320      83,080       672,675      506,975
                               =========      ======       =======      =======
Investments in
  securities at cost.........  1,304,624      68,822       569,837      420,591
                               =========      ======       =======      =======
Shares outstanding...........    127,514       7,899        38,176       28,854
                               =========      ======       =======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                     JPMORGAN INSURANCE TRUST (CONTINUED)
                              --------------------------------------------------- --------------------------
                                JPMORGAN     JPMORGAN     JPMORGAN
                               INSURANCE    INSURANCE    INSURANCE     JPMORGAN
                                 TRUST        TRUST        TRUST      INSURANCE
                                MID CAP      MID CAP     SMALL CAP    TRUST U.S.    BALANCED      BALANCED
                                 GROWTH       VALUE         CORE        EQUITY    PORTFOLIO --  PORTFOLIO --
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL   SERVICE
                                CLASS 1      CLASS 1      CLASS 1      CLASS 1       SHARES        SHARES
                              ------------ ------------ ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   $498,050     103,926       47,324     1,501,218    97,327,719   129,596,565
Dividend receivable..........         --          --           --            --            --            --
Receivable for units sold....         68          --           --           302            --            --
                                --------     -------       ------     ---------    ----------   -----------
       Total assets..........    498,118     103,926       47,324     1,501,520    97,327,719   129,596,565
                                --------     -------       ------     ---------    ----------   -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         78          15            6           234        11,388        18,863
Payable for units
  withdrawn..................         --           1           --            --        60,279        71,426
                                --------     -------       ------     ---------    ----------   -----------
       Total liabilities.....         78          16            6           234        71,667        90,289
                                --------     -------       ------     ---------    ----------   -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    385,158     103,910       47,318     1,163,635    97,195,268   124,025,902
   Variable annuity
     contract owners in
     the annuitization
     period..................    112,882          --           --       337,651        60,784     5,480,374
                                --------     -------       ------     ---------    ----------   -----------
       Net assets............   $498,040     103,910       47,318     1,501,286    97,256,052   129,506,276
                                ========     =======       ======     =========    ==========   ===========
Investments in
  securities at cost.........   $400,372      72,194       36,459     1,245,396    90,014,123   123,151,451
                                ========     =======       ======     =========    ==========   ===========
Shares outstanding...........     27,350      12,720        2,785        85,103     3,582,176     4,560,048
                                ========     =======       ======     =========    ==========   ===========

                                   JANUS ASPEN SERIES
                              -------------------------------------------------------


                                                           FLEXIBLE
                               ENTERPRISE    ENTERPRISE      BOND          FORTY
                              PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                              INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL
                                 SHARES        SHARES       SHARES        SHARES
                              ------------- ------------ ------------- -------------
ASSETS:
Investments at fair
  value (note 2b)............  49,317,543    4,422,786    21,711,068    41,392,712
Dividend receivable..........          --           --            --            --
Receivable for units sold....          --           --        13,134            --
                               ----------    ---------    ----------    ----------
       Total assets..........  49,317,543    4,422,786    21,724,202    41,392,712
                               ----------    ---------    ----------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       5,735          552         2,547         4,918
Payable for units
  withdrawn..................       8,792        9,914            --         7,575
                               ----------    ---------    ----------    ----------
       Total liabilities.....      14,527       10,466         2,547        12,493
                               ----------    ---------    ----------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  49,247,570    4,412,320    21,721,655    41,184,138
   Variable annuity
     contract owners in
     the annuitization
     period..................      55,446           --            --       196,081
                               ----------    ---------    ----------    ----------
       Net assets............  49,303,016    4,412,320    21,721,655    41,380,219
                               ==========    =========    ==========    ==========
Investments in
  securities at cost.........  34,568,711    3,124,818    21,303,100    29,602,677
                               ==========    =========    ==========    ==========
Shares outstanding...........   1,101,576      102,427     1,723,101     1,010,811
                               ==========    =========    ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


                                                                     JANUS ASPEN SERIES (CONTINUED)
                              -----------------------------------------------------------------------------------------------



                                                GLOBAL
                                              TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE
                                  FORTY      PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                               PORTFOLIO --    SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL
                              SERVICE SHARES    SHARES       SHARES        SHARES       SHARES        SHARES       SHARES
                              -------------- ------------ ------------- ------------ ------------- ------------ -------------
ASSETS:
Investments at fair
  value (note 2b)............  $52,732,573    5,799,747    49,985,070    3,889,349    50,352,045    6,305,042    51,866,239
Dividend receivable..........           --           --            --           --            --           --            --
Receivable for units sold....           --           --            --           --            --           --         7,052
                               -----------    ---------    ----------    ---------    ----------    ---------    ----------
       Total assets..........   52,732,573    5,799,747    49,985,070    3,889,349    50,352,045    6,305,042    51,873,291
                               -----------    ---------    ----------    ---------    ----------    ---------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        7,195          684         5,715          488         5,890          786         5,881
Payable for units
  withdrawn..................       35,193          436        35,108       49,542        31,745       12,549            --
                               -----------    ---------    ----------    ---------    ----------    ---------    ----------
       Total liabilities.....       42,388        1,120        40,823       50,030        37,635       13,335         5,881
                               -----------    ---------    ----------    ---------    ----------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   50,655,258    5,798,627    49,928,052    3,839,319    50,253,563    6,291,707    51,820,262
   Variable annuity
     contract owners in
     the annuitization
     period..................    2,034,927           --        16,195           --        60,847           --        47,148
                               -----------    ---------    ----------    ---------    ----------    ---------    ----------
       Net assets............  $52,690,185    5,798,627    49,944,247    3,839,319    50,314,410    6,291,707    51,867,410
                               ===========    =========    ==========    =========    ==========    =========    ==========
Investments in
  securities at cost.........  $43,399,368    4,447,096    40,760,781    3,009,615    53,878,615    5,087,270    49,960,256
                               ===========    =========    ==========    =========    ==========    =========    ==========
Shares outstanding...........    1,309,150      941,517     1,889,795      148,846     1,326,450      170,268     1,687,256
                               ===========    =========    ==========    =========    ==========    =========    ==========

                                              LEGG MASON PARTNERS
                                             VARIABLE EQUITY TRUST
                              --------------------------------------
                                                         LEGG MASON
                                            LEGG MASON  CLEARBRIDGE
                                           CLEARBRIDGE    VARIABLE
                                             VARIABLE      EQUITY
                               WORLDWIDE    AGGRESSIVE     INCOME
                              PORTFOLIO --    GROWTH      BUILDER
                                SERVICE    PORTFOLIO -- PORTFOLIO --
                                 SHARES      CLASS II     CLASS I
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  4,578,859    4,806,508    6,014,446
Dividend receivable..........         --           --           --
Receivable for units sold....         --           --          431
                               ---------    ---------    ---------
       Total assets..........  4,578,859    4,806,508    6,014,877
                               ---------    ---------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        576          616          722
Payable for units
  withdrawn..................      2,370          496           --
                               ---------    ---------    ---------
       Total liabilities.....      2,946        1,112          722
                               ---------    ---------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  4,575,913    4,805,396    6,014,155
   Variable annuity
     contract owners in
     the annuitization
     period..................         --           --           --
                               ---------    ---------    ---------
       Net assets............  4,575,913    4,805,396    6,014,155
                               =========    =========    =========
Investments in
  securities at cost.........  4,154,823    3,935,263    6,027,237
                               =========    =========    =========
Shares outstanding...........    151,018      255,122      518,934
                               =========    =========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                                  LEGG MASON
                                                                   PARTNERS
                                                                   VARIABLE
                                   LEGG MASON PARTNERS              INCOME
                            VARIABLE EQUITY TRUST (CONTINUED)       TRUST
                          -------------------------------------- ------------ ----------------
                           LEGG MASON   LEGG MASON
                          CLEARBRIDGE  CLEARBRIDGE   LEGG MASON    WESTERN
                            VARIABLE     VARIABLE   CLEARBRIDGE     ASSET
                             EQUITY    FUNDAMENTAL    VARIABLE     VARIABLE   MFS(R) INVESTORS
                             INCOME      ALL CAP     LARGE CAP    STRATEGIC     GROWTH STOCK
                            BUILDER       VALUE        VALUE         BOND        SERIES --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SERVICE CLASS
                            CLASS II     CLASS I      CLASS I      CLASS I         SHARES
                          ------------ ------------ ------------ ------------ ----------------
ASSETS:
Investments at fair
 value (note 2b).........  $7,187,746   6,254,918    10,199,275   14,577,684     8,668,139
Dividend receivable......          --          --            --           --            --
Receivable for units sold          --          --            --          174         4,069
                           ----------   ---------    ----------   ----------     ---------
    Total assets.........   7,187,746   6,254,918    10,199,275   14,577,858     8,672,208
                           ----------   ---------    ----------   ----------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,158         806         1,208        1,733         1,098
Payable for units
 withdrawn...............       6,061       2,825           902           --            --
                           ----------   ---------    ----------   ----------     ---------
    Total liabilities....       7,219       3,631         2,110        1,733         1,098
                           ----------   ---------    ----------   ----------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   6,830,457   6,251,287    10,180,485   14,576,125     8,671,110
 Variable annuity
   contract owners in
   the annuitization
   period................     350,070          --        16,680           --            --
                           ----------   ---------    ----------   ----------     ---------
    Net assets...........  $7,180,527   6,251,287    10,197,165   14,576,125     8,671,110
                           ==========   =========    ==========   ==========     =========
Investments in
 securities at cost......  $7,153,843   6,267,381     8,725,171   13,847,123     6,812,901
                           ==========   =========    ==========   ==========     =========
Shares outstanding.......     618,035     304,080       661,861    1,408,472       726,583
                           ==========   =========    ==========   ==========     =========




                                          MFS(R) VARIABLE INSURANCE TRUST
                          -------------------------------------------------------------------------------



                          MFS(R) INVESTORS  MFS(R) NEW   MFS(R) STRATEGIC MFS(R) TOTAL
                               TRUST         DISCOVERY        INCOME         RETURN     MFS(R) UTILITIES
                             SERIES --       SERIES --      SERIES --       SERIES --      SERIES --
                           SERVICE CLASS   SERVICE CLASS  SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                               SHARES         SHARES          SHARES         SHARES          SHARES
                          ---------------- ------------- ---------------- ------------- ----------------
ASSETS:
Investments at fair
 value (note 2b).........    7,265,696      21,104,794        72,647       60,575,391      26,150,899
Dividend receivable......           --              --            --               --              --
Receivable for units sold           --              --            --               --              --
                             ---------      ----------        ------       ----------      ----------
    Total assets.........    7,265,696      21,104,794        72,647       60,575,391      26,150,899
                             ---------      ----------        ------       ----------      ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          915           2,604             9            9,436           3,297
Payable for units
 withdrawn...............          121           2,601            --            3,612           9,520
                             ---------      ----------        ------       ----------      ----------
    Total liabilities....        1,036           5,205             9           13,048          12,817
                             ---------      ----------        ------       ----------      ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    7,264,660      21,099,589        72,638       58,023,954      26,138,082
 Variable annuity
   contract owners in
   the annuitization
   period................           --              --            --        2,538,389              --
                             ---------      ----------        ------       ----------      ----------
    Net assets...........    7,264,660      21,099,589        72,638       60,562,343      26,138,082
                             =========      ==========        ======       ==========      ==========
Investments in
 securities at cost......    5,543,263      20,527,703        66,103       56,663,822      23,489,130
                             =========      ==========        ======       ==========      ==========
Shares outstanding.......      318,951       1,406,049         7,046        3,059,363         958,259
                             =========      ==========        ======       ==========      ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          -------------------------------------------------------------------------------------------------
                                                                                                    OPPENHEIMER
                                                  OPPENHEIMER  OPPENHEIMER              OPPENHEIMER   GLOBAL
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL     STRATEGIC  OPPENHEIMER
                           BALANCED    BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES    INCOME    HIGH INCOME
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE   NON-SERVICE NON-SERVICE
                            SHARES      SHARES       SHARES       SHARES      SHARES      SHARES      SHARES      SHARES
                          ----------- ----------- ------------ ------------ ----------- ----------- ----------- -----------
ASSETS:
Investments at fair
 value (note 2b)......... $14,990,288 30,644,185   34,465,618   6,169,301   17,199,747  87,912,782   7,194,671      --
Dividend receivable......          --         --           --          --           --          --          --      --
Receivable for units sold      46,823     90,487           --          --           --          --          --      --
                          ----------- ----------   ----------   ---------   ----------  ----------   ---------      --
    Total assets.........  15,037,111 30,734,672   34,465,618   6,169,301   17,199,747  87,912,782   7,194,671      --
                          ----------- ----------   ----------   ---------   ----------  ----------   ---------      --
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,681      4,845        3,910         765        2,027      11,665         840      --
Payable for units
 withdrawn...............          --         --       19,667      44,564        4,929     142,274         152      --
                          ----------- ----------   ----------   ---------   ----------  ----------   ---------      --
    Total liabilities....       1,681      4,845       23,577      45,329        6,956     153,939         992      --
                          ----------- ----------   ----------   ---------   ----------  ----------   ---------      --
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  15,035,430 29,200,771   34,423,056   6,123,972   17,187,216  85,715,074   7,168,867      --
 Variable annuity
   contract owners in
   the annuitization
   period................          --  1,529,056       18,985          --        5,575   2,043,769      24,812      --
                          ----------- ----------   ----------   ---------   ----------  ----------   ---------      --
    Net assets........... $15,035,430 30,729,827   34,442,041   6,123,972   17,192,791  87,758,843   7,193,679      --
                          =========== ==========   ==========   =========   ==========  ==========   =========      ==
Investments in
 securities at cost...... $16,724,314 31,362,724   27,793,446   5,109,625   18,375,010  70,639,547   7,068,550      --
                          =========== ==========   ==========   =========   ==========  ==========   =========      ==
Shares outstanding.......   1,197,307  2,477,299      764,883     138,139    2,082,294   2,725,978   1,268,901      --
                          =========== ==========   ==========   =========   ==========  ==========   =========      ==

                          --------------------------
                                       OPPENHEIMER
                                       MAIN STREET
                          OPPENHEIMER   SMALL- &
                          MAIN STREET    MID-CAP
                          FUND/VA --  FUND(R)/VA --
                            SERVICE      SERVICE
                            SHARES       SHARES
                          ----------- -------------
ASSETS:
Investments at fair
 value (note 2b)......... 103,276,418  96,093,214
Dividend receivable......          --          --
Receivable for units sold          --          --
                          -----------  ----------
    Total assets......... 103,276,418  96,093,214
                          -----------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..      14,197      13,312
Payable for units
 withdrawn...............      83,571     234,217
                          -----------  ----------
    Total liabilities....      97,768     247,529
                          -----------  ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  99,116,460  91,501,848
 Variable annuity
   contract owners in
   the annuitization
   period................   4,062,190   4,343,837
                          -----------  ----------
    Net assets........... 103,178,650  95,845,685
                          ===========  ==========
Investments in
 securities at cost......  77,214,848  73,201,634
                          ===========  ==========
Shares outstanding.......   4,342,995   4,814,289
                          ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


                                 OPPENHEIMER VARIABLE
                               ACCOUNT FUNDS (CONTINUED)
                              --------------------------- ----------------------------
                                                                         FOREIGN BOND
                               OPPENHEIMER   OPPENHEIMER                  PORTFOLIO
                              SMALL- & MID- SMALL- & MID-                (U.S. DOLLAR
                               CAP GROWTH    CAP GROWTH     ALL ASSET     HEDGED) --
                               FUND/VA --    FUND/VA --   PORTFOLIO --  ADMINISTRATIVE
                               NON-SERVICE     SERVICE    ADVISOR CLASS     CLASS
                                 SHARES        SHARES        SHARES         SHARES
                              ------------- ------------- ------------- --------------
ASSETS:
Investments at fair
  value (note 2b)............  $26,762,228    3,033,160    27,001,432     4,647,637
Dividend receivable..........           --           --            --         8,068
Receivable for units sold....           --          247        16,787            --
                               -----------    ---------    ----------     ---------
       Total assets..........   26,762,228    3,033,407    27,018,219     4,655,705
                               -----------    ---------    ----------     ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        2,960          375         3,485           595
                               -----------    ---------    ----------     ---------
Payable for units
  withdrawn..................       56,598           --            --        38,181
                               -----------    ---------    ----------     ---------
       Total liabilities.....       59,558          375         3,485        38,776
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   26,658,809    3,033,032    27,014,734     4,616,929
   Variable annuity
     contract owners in
     the annuitization
     period..................       43,861           --            --            --
                               -----------    ---------    ----------     ---------
       Net assets............  $26,702,670    3,033,032    27,014,734     4,616,929
                               ===========    =========    ==========     =========
Investments in
  securities at cost.........  $22,733,905    2,745,452    26,421,222     4,405,406
                               ===========    =========    ==========     =========
Shares outstanding...........      488,362       56,961     2,352,041       430,337
                               ===========    =========    ==========     =========

                                                                                             RYDEX
                                                                                           VARIABLE    THE ALGER
                               PIMCO VARIABLE INSURANCE TRUST                                TRUST     PORTFOLIOS
                              ----------------------------------------------------------------------- ------------
                                               LONG-TERM
                                                  U.S.
                                HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN              ALGER LARGE
                               PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --               CAP GROWTH
                              ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE             PORTFOLIO --
                                  CLASS          CLASS          CLASS          CLASS       NASDAQ --   CLASS I-2
                                  SHARES         SHARES         SHARES         SHARES     100(R) FUND    SHARES
                              -------------- -------------- -------------- -------------- ----------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   88,082,445     34,344,757    213,400,800    400,090,580    4,279,281   30,105,950
Dividend receivable..........      413,098         55,703        342,217        688,735           --           --
Receivable for units sold....           --          5,332        742,561      1,878,559        2,330           --
                                ----------     ----------    -----------    -----------    ---------   ----------
       Total assets..........   88,495,543     34,405,792    214,485,578    402,657,874    4,281,611   30,105,950
                                ----------     ----------    -----------    -----------    ---------   ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       11,701          4,447         30,117         52,568          527        3,531
                                ----------     ----------    -----------    -----------    ---------   ----------
Payable for units
  withdrawn..................      575,370             --             --             --           --        2,284
                                ----------     ----------    -----------    -----------    ---------   ----------
       Total liabilities.....      587,071          4,447         30,117         52,568          527        5,815
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   86,483,277     34,393,676    205,910,623    396,541,906    4,281,084   30,051,878
   Variable annuity
     contract owners in
     the annuitization
     period..................    1,425,195          7,669      8,544,838      6,063,400           --       48,257
                                ----------     ----------    -----------    -----------    ---------   ----------
       Net assets............   87,908,472     34,401,345    214,455,461    402,605,306    4,281,084   30,100,135
                                ==========     ==========    ===========    ===========    =========   ==========
Investments in
  securities at cost.........   80,562,746     33,943,071    204,805,923    383,274,183    3,626,826   26,161,344
                                ==========     ==========    ===========    ===========    =========   ==========
Shares outstanding...........   10,928,343      2,780,952     19,795,993     34,639,877      189,684      643,015
                                ==========     ==========    ===========    ===========    =========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                               THE ALGER                                                                           WELLS FARGO
                               PORTFOLIOS                                                                           VARIABLE
                              (CONTINUED)                        THE PRUDENTIAL SERIES FUND                           TRUST
                              ------------ ----------------------------------------------------------------------- -----------
                                             JENNISON                                                              WELLS FARGO
                              ALGER SMALL     20/20                    NATURAL                      SP PRUDENTIAL   ADVANTAGE
                               CAP GROWTH     FOCUS       JENNISON    RESOURCES   SP INTERNATIONAL  U.S. EMERGING   VT OMEGA
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --      GROWTH          GROWTH        GROWTH
                               CLASS I-2     CLASS II     CLASS II     CLASS II     PORTFOLIO --    PORTFOLIO --     FUND --
                                 SHARES       SHARES       SHARES       SHARES    CLASS II SHARES  CLASS II SHARES   CLASS 2
                              ------------ ------------ ------------ ------------ ---------------- --------------- -----------
ASSETS:
Investments at fair
  value (note 2b)............ $27,101,039   8,450,656    2,481,133    31,716,569       13,595          26,984       2,388,515
Dividend receivable..........          --          --           --            --           --              --              --
Receivable for units sold....          --         225           --            --           --              --              --
                              -----------   ---------    ---------    ----------       ------          ------       ---------
       Total assets..........  27,101,039   8,450,881    2,481,133    31,716,569       13,595          26,984       2,388,515
                              -----------   ---------    ---------    ----------       ------          ------       ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       3,158       1,051          327         4,126            2               3             293
Payable for units
  withdrawn..................       6,059          --          258        42,926           --              --           4,082
                              -----------   ---------    ---------    ----------       ------          ------       ---------
       Total liabilities.....       9,217       1,051          585        47,052            2               3           4,375
                              -----------   ---------    ---------    ----------       ------          ------       ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  27,024,566   8,449,830    2,466,705    30,987,764       13,593          26,981       2,384,140
   Variable annuity
     contract owners in
     the annuitization
     period..................      67,256          --       13,843       681,753           --              --              --
                              -----------   ---------    ---------    ----------       ------          ------       ---------
       Net assets............ $27,091,822   8,449,830    2,480,548    31,669,517       13,593          26,981       2,384,140
                              ===========   =========    =========    ==========       ======          ======       =========
Investments in
  securities at cost......... $25,002,283   7,474,997    2,072,051    36,022,096       18,249          21,245       2,183,019
                              ===========   =========    =========    ==========       ======          ======       =========
Shares outstanding...........     975,559     542,752       93,663       946,481        2,594           3,323          95,046
                              ===========   =========    =========    ==========       ======          ======       =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                       -------------------------

                                       INVESCO V.I. INVESCO V.I.
                                         CAPITAL      CAPITAL
                                       APPRECIATION DEVELOPMENT
                                         FUND --      FUND --
                          CONSOLIDATED   SERIES I     SERIES I
                             TOTAL        SHARES       SHARES
                          ------------ ------------ ------------
                                              PERIOD FROM
                                             JANUARY 1 TO
                                            APRIL 27, 2012
                                       ------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $158,241,665         --        --
   Mortality and
     expense risk and
     administrative
     charges (note 4a)...  136,998,657     45,997        18
                          ------------  ---------       ---
Net investment income
  (expense)..............   21,243,008    (45,997)      (18)
                          ------------  ---------       ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  116,987,323    850,022       (71)
   Change in unrealized
     appreciation
     (depreciation)......  605,062,638    440,029       990
   Capital gain
     distributions.......   94,753,233         --        --
                          ------------  ---------       ---
Net realized and
  unrealized gain (loss)
  on investments.........  816,803,194  1,290,051       919
                          ------------  ---------       ---
Increase (decrease) in
  net assets from
  operations............. $838,046,202  1,244,054       901
                          ============  =========       ===

                           AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                          ------------------------------------------------------------------------------------------
                                                                                                         INVESCO VAN
                          INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.                            KAMPEN V.I.
                              CORE     GLOBAL REAL   GOVERNMENT  INTERNATIONAL INVESCO V.I. INVESCO V.I.  AMERICAN
                             EQUITY       ESTATE     SECURITIES     GROWTH      TECHNOLOGY   UTILITIES    FRANCHISE
                            FUND --      FUND --      FUND --       FUND --      FUND --      FUND --      FUND --
                            SERIES I    SERIES II     SERIES I     SERIES II     SERIES I     SERIES I    SERIES I
                             SHARES       SHARES       SHARES       SHARES        SHARES       SHARES      SHARES
                          ------------ ------------ ------------ ------------- ------------ ------------ -----------


                                                         YEAR ENDED DECEMBER 31, 2012
                          -----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     99,789         935         110         735,904          --        111             --
   Mortality and
     expense risk and
     administrative
     charges (note 4a)...    167,145       4,067          29         992,149          60         26         81,305
                           ---------      ------        ----       ---------      ------        ---       --------
Net investment income
  (expense)..............    (67,356)     (3,132)         81        (256,245)        (60)        85        (81,305)
                           ---------      ------        ----       ---------      ------        ---       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    309,286       5,242         164         915,233       3,245        (22)       (90,449)
   Change in unrealized
     appreciation
     (depreciation)......  1,004,030      48,763        (198)      5,913,095      (1,972)       (96)      (176,635)
   Capital gain
     distributions.......         --          --          --              --          --        127             --
                           ---------      ------        ----       ---------      ------        ---       --------
Net realized and
  unrealized gain (loss)
  on investments.........  1,313,316      54,005         (34)      6,828,328       1,273          9       (267,084)
                           ---------      ------        ----       ---------      ------        ---       --------
Increase (decrease) in
  net assets from
  operations.............  1,245,960      50,873          47       6,572,083       1,213         94       (348,389)
                           =========      ======        ====       =========      ======        ===       ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AIM VARIABLE INSURANCE FUNDS
                                  (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                          -------------------------------------------------------------  -----------------
                          INVESCO VAN             INVESCO VAN INVESCO VAN   INVESCO VAN
                          KAMPEN V.I. INVESCO VAN KAMPEN V.I. KAMPEN V.I.   KAMPEN V.I.
                           AMERICAN   KAMPEN V.I. EQUITY AND    MID CAP        VALUE     ALLIANCEBERNSTEIN
                           FRANCHISE   COMSTOCK     INCOME       GROWTH    OPPORTUNITIES  BALANCED WEALTH
                            FUND --     FUND --     FUND --     FUND --       FUND --        STRATEGY
                           SERIES II   SERIES II   SERIES II    SERIES I     SERIES II     PORTFOLIO --
                            SHARES      SHARES      SHARES       SHARES       SHARES          CLASS B
                          ----------- ----------- ----------- ------------ ------------- -----------------
                                                              PERIOD FROM
                                                              APRIL 27 TO
                                                              DECEMBER 31,
                             YEAR ENDED DECEMBER 31, 2012         2012
                          ----------------------------------  ------------ -------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............  $     --      521,766     255,414        --          93,767         390,784
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    91,143      590,388     279,199        20         129,818         370,148
                           --------    ---------   ---------      ----       ---------       ---------
Net investment income
 (expense)...............   (91,143)     (68,622)    (23,785)      (20)        (36,051)         20,636
                           --------    ---------   ---------      ----       ---------       ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   241,907      875,206     336,674      (432)       (399,128)        224,303
 Change in unrealized
   appreciation
   (depreciation)........   512,301    5,182,036   1,048,343        61       1,654,286       1,948,455
 Capital gain
   distributions.........        --           --          --         1              --              --
                           --------    ---------   ---------      ----       ---------       ---------
Net realized and
 unrealized gain (loss)
 on investments..........   754,208    6,057,242   1,385,017      (370)      1,255,158       2,172,758
                           --------    ---------   ---------      ----       ---------       ---------
Increase (decrease) in
 net assets from
 operations..............  $663,065    5,988,620   1,361,232      (390)      1,219,107       2,193,394
                           ========    =========   =========      ====       =========       =========

                           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          -----------------------------------------------------------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                               GROWTH            INCOME             VALUE            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- -----------------



                                YEAR ENDED DECEMBER 31, 2012
                          -----------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............           --            685,172         1,131,763             3,604
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....       52,765            804,302         1,408,221           187,057
                               -------          ---------        ----------         ---------
Net investment income
 (expense)...............      (52,765)          (119,130)         (276,458)         (183,453)
                               -------          ---------        ----------         ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      (14,536)           239,723        (2,704,887)          548,073
 Change in unrealized
   appreciation
   (depreciation)........      473,794          7,441,339        11,587,034         1,299,092
 Capital gain
   distributions.........           --                 --                --                --
                               -------          ---------        ----------         ---------
Net realized and
 unrealized gain (loss)
 on investments..........      459,258          7,681,062         8,882,147         1,847,165
                               -------          ---------        ----------         ---------
Increase (decrease) in
 net assets from
 operations..............      406,493          7,561,932         8,605,689         1,663,712
                               =======          =========        ==========         =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          ALLIANCEBERNSTEIN    AMERICAN
                              VARIABLE         CENTURY
                           PRODUCTS SERIES     VARIABLE
                             FUND, INC.     PORTFOLIOS II,
                             (CONTINUED)         INC.
                          ----------------- --------------

                          ALLIANCEBERNSTEIN
                              SMALL CAP      VP INFLATION
                               GROWTH         PROTECTION
                            PORTFOLIO --       FUND --
                               CLASS B         CLASS II
                          ----------------- --------------

                          --------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $       --       2,081,126
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       246,232       1,501,583
                             ----------       ---------
Net investment income
  (expense)..............      (246,232)        579,543
                             ----------       ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     2,798,050       2,380,255
   Change in unrealized
     appreciation
     (depreciation)......      (522,647)       (299,045)
   Capital gain
     distributions.......       686,270       2,081,399
                             ----------       ---------
Net realized and
  unrealized gain (loss)
  on investments.........     2,961,673       4,162,609
                             ----------       ---------
Increase (decrease) in
  net assets from
  operations.............    $2,715,441       4,742,152
                             ==========       =========




                           AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.         BLACKROCK VARIABLE SERIES FUNDS, INC.
                          -------------------------------------------  ---------------------------------------------------
                                                                       BLACKROCK     BLACKROCK     BLACKROCK    BLACKROCK
                                                                         BASIC        GLOBAL       LARGE CAP      VALUE
                          VP INCOME      VP                            VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES
                          & GROWTH  INTERNATIONAL VP ULTRA(R) VP VALUE  FUND --       FUND --       FUND --   V.I. FUND --
                           FUND --     FUND --      FUND --   FUND --  CLASS III     CLASS III     CLASS III    CLASS III
                           CLASS I     CLASS I      CLASS I   CLASS I    SHARES       SHARES        SHARES       SHARES
                          --------- ------------- ----------- -------- ---------- --------------- ----------- -------------
                                             YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   1,660        9,100          --      1,737    176,030     6,298,605       38,577        39,302
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,329       18,933       1,021      1,333    198,747     8,331,645       52,385       162,434
                            -----      -------      ------     ------  ---------    ----------      -------     ---------
Net investment income
  (expense)..............     331       (9,833)     (1,021)       404    (22,717)   (2,033,040)     (13,808)     (123,132)
                            -----      -------      ------     ------  ---------    ----------      -------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   2,938         (924)      1,853     (2,546)   122,592     2,934,549      131,963       163,271
   Change in unrealized
     appreciation
     (depreciation)......   5,370      198,293       5,612     13,561  1,333,986    31,917,036       47,473     1,113,518
   Capital gain
     distributions.......      --           --          --         --         --     1,420,178      237,597            --
                            -----      -------      ------     ------  ---------    ----------      -------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........   8,308      197,369       7,465     11,015  1,456,578    36,271,763      417,033     1,276,789
                            -----      -------      ------     ------  ---------    ----------      -------     ---------
Increase (decrease) in
  net assets from
  operations.............   8,639      187,536       6,444     11,419  1,433,861    34,238,723      403,225     1,153,657
                            =====      =======      ======     ======  =========    ==========      =======     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         DWS
                           COLUMBIA FUNDS VARIABLE    VARIABLE
                              INSURANCE TRUST I       SERIES I   DWS VARIABLE SERIES II                  DREYFUS
                          -------------------------  ----------- ---------------------  ----------------------------------------
                                         COLUMBIA
                            COLUMBIA     VARIABLE                                                                    THE DREYFUS
                            VARIABLE   PORTFOLIO --              DWS DREMAN                DREYFUS       DREYFUS      SOCIALLY
                          PORTFOLIO --    MARSICO    DWS CAPITAL SMALL MID   DWS LARGE    INVESTMENT     VARIABLE    RESPONSIBLE
                            MARSICO    INTERNATIONAL   GROWTH    CAP VALUE   CAP VALUE    PORTFOLIOS    INVESTMENT     GROWTH
                             GROWTH    OPPORTUNITIES   VIP --      VIP --     VIP --     MIDCAP STOCK    FUND --    FUND, INC. --
                            FUND --       FUND --      CLASS B    CLASS B     CLASS B    PORTFOLIO --  MONEY MARKET    INITIAL
                            CLASS 1       CLASS 2      SHARES      SHARES     SHARES    INITIAL SHARES  PORTFOLIO      SHARES
                          ------------ ------------- ----------- ----------  ---------  -------------- ------------ -------------
                                                                             YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  193,206      513,240         40         434      1,227           432            --        32,757
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     444,751      921,994        104         832      1,322         1,277        11,862        61,693
                           ----------    ---------      -----      ------      -----        ------       -------       -------
Net investment income
  (expense)..............    (251,545)    (408,754)       (64)       (398)       (95)         (845)      (11,862)      (28,936)
                           ----------    ---------      -----      ------      -----        ------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,450,062     (814,605)      (197)     (2,917)      (243)       (1,600)           --        61,589
   Change in unrealized
     appreciation
     (depreciation)......   1,799,443    9,464,393      1,362      12,053      5,852        16,388            --       358,482
   Capital gain
     distributions.......          --           --         --          --         --            --            --            --
                           ----------    ---------      -----      ------      -----        ------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments.........   3,249,505    8,649,788      1,165       9,136      5,609        14,788            --       420,071
                           ----------    ---------      -----      ------      -----        ------       -------       -------
Increase (decrease) in
  net assets from
  operations.............  $2,997,960    8,241,034      1,101       8,738      5,514        13,943       (11,862)      391,135
                           ==========    =========      =====      ======      =====        ======       =======       =======

                                            FEDERATED
                            EATON VANCE     INSURANCE
                           VARIABLE TRUST     SERIES
                          ---------------- ------------


                                            FEDERATED
                                             CAPITAL
                                           APPRECIATION
                                            FUND II --
                          VT FLOATING-RATE   PRIMARY
                            INCOME FUND       SHARES
                          ---------------- ------------

                          -----------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    2,651,438        55,605
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    1,065,959       145,312
                             ---------       -------
Net investment income
  (expense)..............    1,585,479       (89,707)
                             ---------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      244,913        86,620
   Change in unrealized
     appreciation
     (depreciation)......      392,858       276,493
   Capital gain
     distributions.......      781,643       566,296
                             ---------       -------
Net realized and
  unrealized gain (loss)
  on investments.........    1,419,414       929,409
                             ---------       -------
Increase (decrease) in
  net assets from
  operations.............    3,004,893       839,702
                             =========       =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                  FEDERATED INSURANCE SERIES (CONTINUED)
                          ------------------------------------------------------- -------------------------

                                                                                   VIP ASSET    VIP ASSET
                          FEDERATED HIGH FEDERATED HIGH   FEDERATED    FEDERATED  MANAGER/SM/  MANAGER/SM/
                           INCOME BOND    INCOME BOND      KAUFMANN     MANAGED   PORTFOLIO -- PORTFOLIO --
                            FUND II --     FUND II --     FUND II --   VOLATILITY   INITIAL      SERVICE
                          PRIMARY SHARES SERVICE SHARES SERVICE SHARES  FUND II      CLASS       CLASS 2
                          -------------- -------------- -------------- ---------- ------------ ------------
                                                                               YEAR ENDED DECEMBER 31, 2012
                          ---------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $1,839,694     3,005,101             --     249,066      919,560      174,365
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      347,460       608,856        393,449     123,089      764,785      260,612
                            ----------     ---------      ---------     -------    ---------    ---------
Net investment income
  (expense)..............    1,492,234     2,396,245       (393,449)    125,977      154,775      (86,247)
                            ----------     ---------      ---------     -------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      158,067       750,458      4,772,442      53,734      290,237      284,629
   Change in unrealized
     appreciation
     (depreciation)......    1,242,531     1,360,274      1,770,071     292,360    5,670,969    1,122,143
   Capital gain
     distributions.......           --            --             --     500,158      440,298      101,563
                            ----------     ---------      ---------     -------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........    1,400,598     2,110,732      6,542,513     846,252    6,401,504    1,508,335
                            ----------     ---------      ---------     -------    ---------    ---------
Increase (decrease) in
  net assets from
  operations.............   $2,892,832     4,506,977      6,149,064     972,229    6,556,279    1,422,088
                            ==========     =========      =========     =======    =========    =========

                              FIDELITY(R) VARIABLE
                             INSURANCE PRODUCTS FUND
                          -----------------------------------------------------
                                                                   VIP DYNAMIC
                              VIP           VIP           VIP        CAPITAL
                            BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                            SERVICE       INITIAL       SERVICE      SERVICE
                            CLASS 2        CLASS        CLASS 2      CLASS 2
                          ------------ ------------- ------------- ------------

                          -----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  1,108,977     1,647,707     2,984,729      10,034
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  1,389,948     1,855,364     4,540,351      37,691
                           ---------    ----------    ----------     -------
Net investment income
  (expense)..............   (280,971)     (207,657)   (1,555,622)    (27,657)
                           ---------    ----------    ----------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  2,050,525     1,572,143     4,410,275     242,635
   Change in unrealized
     appreciation
     (depreciation)......  3,316,215    16,336,784    27,291,956     217,305
   Capital gain
     distributions.......  3,698,005            --            --          --
                           ---------    ----------    ----------     -------
Net realized and
  unrealized gain (loss)
  on investments.........  9,064,745    17,908,927    31,702,231     459,940
                           ---------    ----------    ----------     -------
Increase (decrease) in
  net assets from
  operations.............  8,783,774    17,701,270    30,146,609     432,283
                           =========    ==========    ==========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                     ------------

                     VIP EQUITY-
                        INCOME
                     PORTFOLIO --
                       INITIAL
                        CLASS
                     ------------



                     ------------
Investment
  income and
  expense:
   Income --
     Ordinary
     dividends...... $ 3,086,337
   Mortality
     and
     expense
     risk and
     administrative
     charges
     (note 4a)......   1,433,649
                     -----------
Net investment
  income
  (expense).........   1,652,688
                     -----------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments:
   Net
     realized
     gain
     (loss).........    (892,129)
   Change in
     unrealized
     appreciation
     (depreciation).   7,765,810
   Capital
     gain
     distributions..   6,445,612
                     -----------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments.......  13,319,293
                     -----------
Increase
  (decrease)
  in net
  assets from
  operations........ $14,971,981
                     ===========

                                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                     -------------------------------------------------------------------------------------------------------------
                                      VIP          VIP           VIP             VIP
                     VIP EQUITY-    GROWTH &     GROWTH &      GROWTH          GROWTH           VIP          VIP
                        INCOME       INCOME       INCOME    OPPORTUNITIES   OPPORTUNITIES      GROWTH       GROWTH
                     PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --    PORTFOLIO --    PORTFOLIO -- PORTFOLIO --
                       SERVICE      INITIAL      SERVICE       INITIAL         SERVICE        INITIAL      SERVICE
                       CLASS 2       CLASS       CLASS 2        CLASS          CLASS 2         CLASS       CLASS 2
                     ------------ ------------ ------------ ------------- ----------------- ------------ ------------
                                                                             PERIOD FROM
                                                                            JANUARY 27 TO    YEAR ENDED DECEMBER 31,
                           YEAR ENDED DECEMBER 31, 2012                   DECEMBER 31, 2012           2012
                     ---------------------------------------------------- ----------------- ------------------------
Investment
  income and
  expense:
   Income --
     Ordinary
     dividends......   3,888,941     519,937      293,772        39,078          45,222        363,146       63,315
   Mortality
     and
     expense
     risk and
     administrative
     charges
     (note 4a)......   2,251,016     357,223      229,970       145,668         454,987        868,305      313,522
                      ----------   ---------    ---------     ---------       ---------      ---------    ---------
Net investment
  income
  (expense).........   1,637,925     162,714       63,802      (106,590)       (409,765)      (505,159)    (250,207)
                      ----------   ---------    ---------     ---------       ---------      ---------    ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments:
   Net
     realized
     gain
     (loss).........     440,833     574,329      458,652       483,315         684,976      1,999,198    1,584,970
   Change in
     unrealized
     appreciation
     (depreciation).   5,678,757   3,040,971    1,543,180     1,209,893       1,873,143      6,419,570    1,414,530
   Capital
     gain
     distributions..   8,956,040      11,130        7,066            --              --             --           --
                      ----------   ---------    ---------     ---------       ---------      ---------    ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments.......  15,075,630   3,626,430    2,008,898     1,693,208       2,558,119      8,418,768    2,999,500
                      ----------   ---------    ---------     ---------       ---------      ---------    ---------
Increase
  (decrease)
  in net
  assets from
  operations........  16,713,555   3,789,144    2,072,700     1,586,618       2,148,354      7,913,609    2,749,293
                      ==========   =========    =========     =========       =========      =========    =========

                     ------------------------------
                                           VIP
                            VIP         INVESTMENT
                          GROWTH        GRADE BOND
                           STOCK       PORTFOLIO --
                       PORTFOLIO --      SERVICE
                      SERVICE CLASS 2    CLASS 2
                     ----------------- ------------
                        PERIOD FROM     YEAR ENDED
                       JANUARY 27 TO   DECEMBER 31,
                     DECEMBER 31, 2012     2012
                     ----------------- ------------
Investment
  income and
  expense:
   Income --
     Ordinary
     dividends......       251,593      3,001,608
   Mortality
     and
     expense
     risk and
     administrative
     charges
     (note 4a)......       647,364      2,331,811
                         ---------      ---------
Net investment
  income
  (expense).........      (395,771)       669,797
                         ---------      ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments:
   Net
     realized
     gain
     (loss).........       575,129        728,355
   Change in
     unrealized
     appreciation
     (depreciation).     3,229,095       (708,183)
   Capital
     gain
     distributions..            --      3,855,238
                         ---------      ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments.......     3,804,224      3,875,410
                         ---------      ---------
Increase
  (decrease)
  in net
  assets from
  operations........     3,408,453      4,545,207
                         =========      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -------------------------------------------------------


                              VIP            VIP           VIP        VIP VALUE
                            MID CAP        MID CAP       OVERSEAS     STRATEGIES
                          PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                            INITIAL        SERVICE       INITIAL       SERVICE
                             CLASS         CLASS 2        CLASS        CLASS 2
                          ------------   ------------  ------------  ------------
                                                                             YEAR
                          --------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $  167          661,668      444,575       15,669
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       198        2,776,634      316,878       54,894
                             ------       ----------    ---------      -------
Net investment income
  (expense)..............       (31)      (2,114,966)     127,697      (39,225)
                             ------       ----------    ---------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     1,497        3,301,304     (479,419)     234,674
   Change in unrealized
     appreciation
     (depreciation)......       103        1,748,492    4,285,923      568,040
   Capital gain
     distributions.......     2,125       13,623,164       76,502           --
                             ------       ----------    ---------      -------
Net realized and
  unrealized gain (loss)
  on investments.........     3,725       18,672,960    3,883,006      802,714
                             ------       ----------    ---------      -------
Increase (decrease) in
  net assets from
  operations.............    $3,694       16,557,994    4,010,703      763,489
                             ======       ==========    =========      =======

                                       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          ------------------------------------------------------------------------------
                                           FRANKLIN      FRANKLIN
                                          LARGE CAP     TEMPLETON                   TEMPLETON  TEMPLETON
                          FRANKLIN INCOME   GROWTH     VIP FOUNDING   MUTUAL SHARES  FOREIGN    FOREIGN
                            SECURITIES    SECURITIES FUNDS ALLOCATION  SECURITIES   SECURITIES SECURITIES
                              FUND --      FUND --       FUND --         FUND --     FUND --    FUND --
                              CLASS 2      CLASS 2       CLASS 2         CLASS 2     CLASS 1    CLASS 2
                              SHARES        SHARES        SHARES         SHARES       SHARES     SHARES
                          --------------- ---------- ---------------- ------------- ---------- ----------
                          ENDED DECEMBER 31, 2012
                          -------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   36,304,430       3,026       2,994,432        431,070     304,221    54,194
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   11,229,040       5,411       2,046,438        381,980     138,259    30,850
                            ----------      ------      ----------     ----------   ---------   -------
Net investment income
  (expense)..............   25,075,390      (2,385)        947,994         49,090     165,962    23,344
                            ----------      ------      ----------     ----------   ---------   -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (3,206,225)        382         261,149      5,477,768    (153,845)  (29,828)
   Change in unrealized
     appreciation
     (depreciation)......   33,953,946      38,747      11,963,158     (1,792,864)  1,460,989   241,671
   Capital gain
     distributions.......           --          --              --             --          --        --
                            ----------      ------      ----------     ----------   ---------   -------
Net realized and
  unrealized gain (loss)
  on investments.........   30,747,721      39,129      12,224,307      3,684,904   1,307,144   211,843
                            ----------      ------      ----------     ----------   ---------   -------
Increase (decrease) in
  net assets from
  operations.............   55,823,111      36,744      13,172,301      3,733,994   1,473,106   235,187
                            ==========      ======      ==========     ==========   =========   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            FRANKLIN TEMPLETON
                            VARIABLE INSURANCE
                              PRODUCTS TRUST
                               (CONTINUED)
                          ---------------------  --------------------
                           TEMPLETON  TEMPLETON
                          GLOBAL BOND   GROWTH   CORE VALUE
                          SECURITIES  SECURITIES   EQUITY    INCOME
                            FUND --    FUND --    FUND --    FUND --
                            CLASS 1    CLASS 2    CLASS 1    CLASS 1
                            SHARES      SHARES     SHARES    SHARES
                          ----------- ---------- ---------- ---------


                                 YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  816,224    246,248    162,018    909,561
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    169,270    187,096    220,751    648,631
                          ----------  ---------  ---------  ---------
Net investment income
  (expense)..............    646,954     59,152    (58,733)   260,930
                          ----------  ---------  ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    257,318   (248,314)   137,269    199,879
   Change in unrealized
     appreciation
     (depreciation)......    666,030  2,282,988  1,516,483  1,360,070
   Capital gain
     distributions.......     19,863         --         --         --
                          ----------  ---------  ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........    943,211  2,034,674  1,653,752  1,559,949
                          ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets from
  operations............. $1,590,165  2,093,826  1,595,019  1,820,879
                          ==========  =========  =========  =========



                                       GE INVESTMENTS FUNDS, INC.
                          ------------------------------------------------------------------------
                                                                 PREMIER
                          INTERNATIONAL   MID-CAP                GROWTH    REAL ESTATE
                              EQUITY      EQUITY                 EQUITY    SECURITIES
                             FUND --      FUND --     MONEY      FUND --     FUND --
                             CLASS 1      CLASS 1     MARKET     CLASS 1     CLASS 1   S&P 500(R)
                              SHARES      SHARES       FUND      SHARES      SHARES    INDEX FUND
                          -------------- ---------  ----------  ---------  ----------- ----------
                           PERIOD FROM        PERIOD FROM
                           JANUARY 1 TO       JANUARY 1 TO
                          APRIL 30, 2012     AUGUST 3, 2012       YEAR ENDED DECEMBER 31, 2012
                          -------------- ---------------------  ---------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........           --          --          --    277,444   1,217,745   3,035,294
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       44,427     591,582   1,668,631    514,020   1,023,885   2,377,331
                            ----------   ---------  ----------  ---------   ---------  ----------
Net investment income
  (expense)..............      (44,427)   (591,582) (1,668,631)  (236,576)    193,860     657,963
                            ----------   ---------  ----------  ---------   ---------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (7,390,720)  2,539,461          --  2,019,003   3,267,567   5,500,323
   Change in unrealized
     appreciation
     (depreciation)......    8,118,583   3,233,658          --  4,246,025   5,748,232  14,566,727
   Capital gain
     distributions.......           --          --          --         --          --          --
                            ----------   ---------  ----------  ---------   ---------  ----------
Net realized and
  unrealized gain (loss)
  on investments.........      727,863   5,773,119          --  6,265,028   9,015,799  20,067,050
                            ----------   ---------  ----------  ---------   ---------  ----------
Increase (decrease) in
  net assets from
  operations.............      683,436   5,181,537  (1,668,631) 6,028,452   9,209,659  20,725,013
                            ==========   =========  ==========  =========   =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ------------------------------------------------  ----------


                                                                             GENWORTH
                           SMALL-CAP                                         CALAMOS
                            EQUITY    TOTAL RETURN TOTAL RETURN U.S. EQUITY   GROWTH
                            FUND --     FUND --      FUND --      FUND --    FUND --
                            CLASS 1     CLASS 1      CLASS 3      CLASS 1    SERVICE
                            SHARES       SHARES       SHARES      SHARES      SHARES
                          ----------  ------------ ------------ ----------- ---------
                                    YEAR ENDED DECEMBER 31, 2012
                          ------------------------------------------------  ----------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    3,266   15,486,811   13,274,176     330,310         --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    614,652   16,835,148   20,059,854     415,344     24,938
                          ----------  -----------  -----------   ---------  ---------
Net investment income
  (expense)..............   (611,386)  (1,348,337)  (6,785,678)    (85,034)   (24,938)
                          ----------  -----------  -----------   ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  1,720,374    9,717,443    2,129,595     429,305    584,170
   Change in unrealized
     appreciation
     (depreciation)......    342,505   93,613,828  103,519,554   3,255,737    577,528
   Capital gain
     distributions.......  3,351,066           --           --          --         --
                          ----------  -----------  -----------   ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........  5,413,945  103,331,271  105,649,149   3,685,042  1,161,698
                          ----------  -----------  -----------   ---------  ---------
Increase (decrease) in
  net assets from
  operations............. $4,802,559  101,982,934   98,863,471   3,600,008  1,136,760
                          ==========  ===========  ===========   =========  =========

                                    GENWORTH VARIABLE INSURANCE TRUST
                          --------------------------------------------------------------
                                      GENWORTH                   GENWORTH     GENWORTH
                                        EATON                     GOLDMAN    LEGG MASON
                           GENWORTH     VANCE      GENWORTH        SACHS     CLEARBRIDGE
                           DAVIS NY   LARGE CAP    ENHANCED      ENHANCED    AGGRESSIVE
                           VENTURE      VALUE    INTERNATIONAL   CORE BOND     GROWTH
                           FUND --     FUND --   INDEX FUND -- INDEX FUND --   FUND --
                           SERVICE     SERVICE      SERVICE       SERVICE      SERVICE
                            SHARES     SHARES       SHARES        SHARES       SHARES
                          ---------  ----------  ------------- ------------- -----------
                                PERIOD FROM JANUARY 1 TO JANUARY 27, 2012
                          --------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        --          --           --            --           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     8,358      56,070        4,559       184,708       54,200
                          ---------  ----------   ----------    ----------    ---------
Net investment income
  (expense)..............    (8,358)    (56,070)      (4,559)     (184,708)     (54,200)
                          ---------  ----------   ----------    ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).............. 1,070,897   2,704,214   (2,845,066)     (297,093)   2,169,952
   Change in unrealized
     appreciation
     (depreciation)......  (543,093) (1,113,497)   2,942,287    (1,312,998)     533,830
   Capital gain
     distributions.......        --          --           --            --           --
                          ---------  ----------   ----------    ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........   527,804   1,590,717       97,221    (1,610,091)   2,703,782
                          ---------  ----------   ----------    ----------    ---------
Increase (decrease) in
  net assets from
  operations.............   519,446   1,534,647       92,662    (1,794,799)   2,649,582
                          =========  ==========   ==========    ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             GENWORTH VARIABLE
                          INSURANCE TRUST (CONTINUED) GOLDMAN SACHS VARIABLE INSURANCE TRUST
                          --------------------------  ------------------------------------   ------------
                                         GENWORTH        GOLDMAN
                           GENWORTH     PYRAMIS(R)        SACHS                   GOLDMAN      JPMORGAN
                            PIMCO       SMALL/MID       LARGE CAP     GOLDMAN   SACHS MONEY   INSURANCE
                          STOCKSPLUS     CAP CORE         VALUE        SACHS       MARKET     TRUST CORE
                           FUND --       FUND --         FUND --      MID CAP     FUND --        BOND
                           SERVICE       SERVICE      INSTITUTIONAL    VALUE      SERVICE    PORTFOLIO --
                            SHARES        SHARES         SHARES        FUND        SHARES      CLASS 1
                          ----------    ----------    -------------  ---------  ------------ ------------
                                                                                PERIOD FROM
                                                                                AUGUST 3 TO
                          PERIOD FROM JANUARY 1 TO           YEAR ENDED         DECEMBER 31,
                             JANUARY 27, 2012            DECEMBER 31, 2012          2012
                          --------------------------  -----------------------   ------------ ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $       --            --        129,964      615,824        5,097    233,339
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    211,935        54,306        144,630      820,451    1,317,362     86,765
                           ----------    ----------     ---------    ---------   ----------    -------
Net investment income
  (expense)..............   (211,935)      (54,306)       (14,666)    (204,627)  (1,312,265)   146,574
                           ----------    ----------     ---------    ---------   ----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (158,643)   (2,576,149)       (42,195)     931,085           --     76,987
   Change in unrealized
     appreciation
     (depreciation)......  6,788,757     4,810,418      1,414,193    7,785,914           --    (50,258)
   Capital gain
     distributions.......         --            --        229,612           --           --         --
                           ----------    ----------     ---------    ---------   ----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........  6,630,114     2,234,269      1,601,610    8,716,999           --     26,729
                           ----------    ----------     ---------    ---------   ----------    -------
Increase (decrease) in
  net assets from
  operations............. $6,418,179     2,179,963      1,586,944    8,512,372   (1,312,265)   173,303
                           ==========    ==========     =========    =========   ==========    =======

                                  JPMORGAN INSURANCE TRUST
                          ----------------------------------------------------
                            JPMORGAN     JPMORGAN      JPMORGAN     JPMORGAN
                           INSURANCE     INSURANCE    INSURANCE    INSURANCE
                             TRUST         TRUST        TRUST        TRUST
                             EQUITY    INTERNATIONAL   INTREPID     INTREPID
                             INDEX        EQUITY        GROWTH      MID CAP
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                            CLASS 1       CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------- ------------ ------------



                                YEAR ENDED DECEMBER 31, 2012
                          ----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    31,408        1,819         5,235        4,342
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    32,437        1,584        13,645       10,283
                            -------       ------        ------       ------
Net investment income
  (expense)..............    (1,029)         235        (8,410)      (5,941)
                            -------       ------        ------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   142,621        2,007        35,525       24,881
   Change in unrealized
     appreciation
     (depreciation)......    94,245       12,699        63,849       53,908
   Capital gain
     distributions.......        --           --            --           --
                            -------       ------        ------       ------
Net realized and
  unrealized gain (loss)
  on investments.........   236,866       14,706        99,374       78,789
                            -------       ------        ------       ------
Increase (decrease) in
  net assets from
  operations.............   235,837       14,941        90,964       72,848
                            =======       ======        ======       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 JPMORGAN INSURANCE TRUST (CONTINUED)
                          --------------------------------------------------
                            JPMORGAN     JPMORGAN     JPMORGAN
                           INSURANCE    INSURANCE    INSURANCE     JPMORGAN
                             TRUST        TRUST        TRUST      INSURANCE
                            MID CAP      MID CAP     SMALL CAP    TRUST U.S.
                             GROWTH       VALUE         CORE        EQUITY
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------ ------------ ------------

                          ---------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $     --       1,165         107        24,258
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     10,118       1,900         634        31,596
                            --------      ------       -----       -------
Net investment income
  (expense)..............    (10,118)       (735)       (527)       (7,338)
                            --------      ------       -----       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     35,162      15,008       1,356       139,255
   Change in unrealized
     appreciation
     (depreciation)......     40,996       5,065       3,659       137,623
   Capital gain
     distributions.......      6,322          --          --            --
                            --------      ------       -----       -------
Net realized and
  unrealized gain (loss)
  on investments.........     82,480      20,073       5,015       276,878
                            --------      ------       -----       -------
Increase (decrease) in
  net assets from
  operations.............   $ 72,362      19,338       4,488       269,540
                            ========      ======       =====       =======

                                                         JANUS ASPEN SERIES
                          --------------------------------------------------------------------------------


                                                                                  FLEXIBLE
                            BALANCED      BALANCED    ENTERPRISE    ENTERPRISE      BOND          FORTY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL
                             SHARES        SHARES       SHARES        SHARES       SHARES        SHARES
                          ------------- ------------ ------------- ------------ ------------- -------------
                           YEAR ENDED DECEMBER 31, 2012
                          ---------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   2,806,640     3,320,875           --          --        759,024       296,557
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,467,934     2,403,220      725,781      76,854        317,056       635,221
                           ----------    ----------    ---------     -------      ---------     ---------
Net investment income
  (expense)..............   1,338,706       917,655     (725,781)    (76,854)       441,968      (338,664)
                           ----------    ----------    ---------     -------      ---------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,951,943     2,100,104    2,528,678     399,734         90,160     2,522,847
   Change in unrealized
     appreciation
     (depreciation)......   1,019,638     2,318,133    5,517,523     382,029        505,410     6,363,791
   Capital gain
     distributions.......   7,284,021     9,219,108           --          --        417,776            --
                           ----------    ----------    ---------     -------      ---------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........  10,255,602    13,637,345    8,046,201     781,763      1,013,346     8,886,638
                           ----------    ----------    ---------     -------      ---------     ---------
Increase (decrease) in
  net assets from
  operations.............  11,594,308    14,555,000    7,320,420     704,909      1,455,314     8,547,974
                           ==========    ==========    =========     =======      =========     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                                 JANUS ASPEN SERIES (CONTINUED)
                          -----------------------------------------------------------------------------------------------



                                            GLOBAL
                                          TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE
                              FORTY      PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                           PORTFOLIO --    SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL
                          SERVICE SHARES    SHARES       SHARES        SHARES       SHARES        SHARES       SHARES
                          -------------- ------------ ------------- ------------ ------------- ------------ -------------
                                                                               YEAR ENDED DECEMBER 31, 2012
                          -----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $   299,469           --       281,345      17,753        360,004       40,309       438,611
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      910,020       91,512       736,352      64,606        768,687      106,680       728,262
                           -----------    ---------     ---------     -------     ----------     --------     ---------
Net investment income
  (expense)..............     (610,551)     (91,512)     (455,007)    (46,853)      (408,683)     (66,371)     (289,651)
                           -----------    ---------     ---------     -------     ----------     --------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    2,878,116      361,105     1,414,634     204,798     (1,159,223)     449,850      (528,194)
   Change in unrealized
     appreciation
     (depreciation)......    7,853,209      732,836     6,236,024     420,847      1,862,123     (353,367)    9,555,650
   Capital gain
     distributions.......           --           --       875,627      70,561      5,557,944      732,292            --
                           -----------    ---------     ---------     -------     ----------     --------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........   10,731,325    1,093,941     8,526,285     696,206      6,260,844      828,775     9,027,456
                           -----------    ---------     ---------     -------     ----------     --------     ---------
Increase (decrease) in
  net assets from
  operations.............  $10,120,774    1,002,429     8,071,278     649,353      5,852,161      762,404     8,737,805
                           ===========    =========     =========     =======     ==========     ========     =========

                                          LEGG MASON PARTNERS
                                         VARIABLE EQUITY TRUST
                          ------------ ------------------------
                                                     LEGG MASON
                                        LEGG MASON  CLEARBRIDGE
                                       CLEARBRIDGE    VARIABLE
                                         VARIABLE      EQUITY
                           WORLDWIDE    AGGRESSIVE     INCOME
                          PORTFOLIO --    GROWTH      BUILDER
                            SERVICE    PORTFOLIO -- PORTFOLIO --
                             SHARES      CLASS II     CLASS I
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    35,927        7,002      174,401
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    76,033       86,284       86,558
                            -------      -------      -------
Net investment income
  (expense)..............   (40,106)     (79,282)      87,843
                            -------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     7,372      402,998      (39,060)
   Change in unrealized
     appreciation
     (depreciation)......   817,463      350,379      603,679
   Capital gain
     distributions.......        --      183,461           --
                            -------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........   824,835      936,838      564,619
                            -------      -------      -------
Increase (decrease) in
  net assets from
  operations.............   784,729      857,556      652,462
                            =======      =======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                  LEGG MASON
                                                                   PARTNERS
                                                                   VARIABLE
                                   LEGG MASON PARTNERS              INCOME
                            VARIABLE EQUITY TRUST (CONTINUED)       TRUST
                          -------------------------------------- ------------
                           LEGG MASON   LEGG MASON
                          CLEARBRIDGE  CLEARBRIDGE   LEGG MASON    WESTERN
                            VARIABLE     VARIABLE   CLEARBRIDGE     ASSET
                             EQUITY    FUNDAMENTAL    VARIABLE     VARIABLE
                             INCOME      ALL CAP     LARGE CAP    STRATEGIC
                            BUILDER       VALUE        VALUE         BOND
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS I      CLASS I      CLASS I
                          ------------ ------------ ------------ ------------

                          ---------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $197,922     105,053       229,189     399,152
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    146,129     103,831       150,185     213,722
                            --------     -------     ---------     -------
Net investment income
  (expense)..............     51,793       1,222        79,004     185,430
                            --------     -------     ---------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (74,539)    (67,341)      295,310     141,257
   Change in unrealized
     appreciation
     (depreciation)......    819,220     870,061     1,024,951     560,550
   Capital gain
     distributions.......         --          --         9,895          --
                            --------     -------     ---------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    744,681     802,720     1,330,156     701,807
                            --------     -------     ---------     -------
Increase (decrease) in
  net assets from
  operations.............   $796,474     803,942     1,409,160     887,237
                            ========     =======     =========     =======




                                                          MFS(R) VARIABLE INSURANCE TRUST
                          -----------------------------------------------------------------------------------------------



                          MFS(R) INVESTORS MFS(R) INVESTORS  MFS(R) NEW   MFS(R) STRATEGIC MFS(R) TOTAL
                            GROWTH STOCK        TRUST         DISCOVERY        INCOME         RETURN     MFS(R) UTILITIES
                             SERIES --        SERIES --       SERIES --      SERIES --       SERIES --      SERIES --
                           SERVICE CLASS    SERVICE CLASS   SERVICE CLASS  SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                               SHARES           SHARES         SHARES          SHARES         SHARES          SHARES
                          ---------------- ---------------- ------------- ---------------- ------------- ----------------
                                  YEAR ENDED DECEMBER 31, 2012
                          ------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       20,074           54,699              --        4,457         1,579,920      1,786,221
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      143,936          120,009         334,452        1,146         1,204,197        442,656
                             ---------        ---------       ---------        -----         ---------      ---------
Net investment income
  (expense)..............     (123,862)         (65,310)       (334,452)       3,311           375,723      1,343,565
                             ---------        ---------       ---------        -----         ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      521,529          375,025         338,857        1,314           570,996        816,795
   Change in unrealized
     appreciation
     (depreciation)......      462,124          896,813       1,905,874        2,208         4,395,225        881,721
   Capital gain
     distributions.......      442,360               --       2,017,835           --                --             --
                             ---------        ---------       ---------        -----         ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments.........    1,426,013        1,271,838       4,262,566        3,522         4,966,221      1,698,516
                             ---------        ---------       ---------        -----         ---------      ---------
Increase (decrease) in
  net assets from
  operations.............    1,302,151        1,206,528       3,928,114        6,833         5,341,944      3,042,081
                             =========        =========       =========        =====         =========      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          ----------------------------------------------------------------------------------------------------
                                                                                                     OPPENHEIMER
                                                  OPPENHEIMER  OPPENHEIMER              OPPENHEIMER    GLOBAL
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL      STRATEGIC   OPPENHEIMER
                           BALANCED    BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES     INCOME     HIGH INCOME
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --   FUND/VA --    FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE    NON-SERVICE  NON-SERVICE
                            SHARES      SHARES       SHARES       SHARES      SHARES      SHARES       SHARES        SHARES
                          ----------- ----------- ------------ ------------ ----------- ----------- ------------- ------------
                                                                                                     PERIOD FROM  PERIOD FROM
                                                                                                    OCTOBER 26 TO JANUARY 1 TO
                                                                                                    DECEMBER 31,  OCTOBER 26,
                                                YEAR ENDED DECEMBER 31, 2012                            2012          2012
                          ------------------------------------------------------------------------- ------------- ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  204,847     385,491     239,045      28,184       859,771   1,760,853          --      1,191,317
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    214,344     632,438     508,870     110,078       254,151   1,472,168      18,288         82,724
                          ----------   ---------   ---------     -------     ---------  ----------     -------     ----------
Net investment income
  (expense)..............     (9,497)   (246,947)   (269,825)    (81,894)      605,620     288,685     (18,288)     1,108,593
                          ----------   ---------   ---------     -------     ---------  ----------     -------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (467,465)   (852,612)  1,194,760     362,815      (205,052)  3,591,153       1,089     (7,525,707)
   Change in unrealized
     appreciation
     (depreciation)......  2,076,179   4,234,091   3,358,954     530,590     1,082,097  11,962,152     126,121      7,170,446
   Capital gain
     distributions.......         --          --          --          --            --          --          --             --
                          ----------   ---------   ---------     -------     ---------  ----------     -------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........  1,608,714   3,381,479   4,553,714     893,405       877,045  15,553,305     127,210       (355,261)
                          ----------   ---------   ---------     -------     ---------  ----------     -------     ----------
Increase (decrease) in
  net assets from
  operations............. $1,599,217   3,134,532   4,283,889     811,511     1,482,665  15,841,990     108,922        753,332
                          ==========   =========   =========     =======     =========  ==========     =======     ==========

                          -------------------------
                                       OPPENHEIMER
                                       MAIN STREET
                          OPPENHEIMER   SMALL- &
                          MAIN STREET    MID-CAP
                          FUND/VA --  FUND(R)/VA --
                            SERVICE      SERVICE
                            SHARES       SHARES
                          ----------- -------------


                           YEAR ENDED DECEMBER 31,
                                    2012
                          ------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    705,088      326,394
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  1,933,411    1,699,926
                          ----------   ----------
Net investment income
  (expense).............. (1,228,323)  (1,373,532)
                          ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).............. 21,624,270    6,352,484
   Change in unrealized
     appreciation
     (depreciation)...... (1,977,541)   9,785,467
   Capital gain
     distributions.......         --           --
                          ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments......... 19,646,729   16,137,951
                          ----------   ----------
Increase (decrease) in
  net assets from
  operations............. 18,418,406   14,764,419
                          ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           OPPENHEIMER VARIABLE
                          ACCOUNT FUNDS (CONTINUED)                               PIMCO VARIABLE INSURANCE TRUST
                          ------------------------  ----------------------------------------------------------------------------
                          OPPENHEIMER  OPPENHEIMER
                           SMALL- &     SMALL- &
                            MID-CAP      MID-CAP                    FOREIGN BOND                   LONG-TERM U.S.
                            GROWTH       GROWTH       ALL ASSET    PORTFOLIO (U.S.    HIGH YIELD     GOVERNMENT    LOW DURATION
                          FUND/VA --   FUND/VA --   PORTFOLIO --  DOLLAR HEDGED) --  PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                          NON-SERVICE    SERVICE    ADVISOR CLASS  ADMINISTRATIVE   ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                            SHARES       SHARES        SHARES       CLASS SHARES     CLASS SHARES   CLASS SHARES   CLASS SHARES
                          -----------  -----------  ------------- ----------------- -------------- -------------- --------------
                                                                                   YEAR ENDED DECEMBER 31, 2012
                          ------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $       --          --      1,096,053        102,270         5,157,163        826,042     4,141,510
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    382,904      50,726        364,048         70,636         1,450,071        600,958     3,742,730
                          ----------     -------      ---------        -------        ----------     ----------     ---------
Net investment income
  (expense)..............   (382,904)    (50,726)       732,005         31,634         3,707,092        225,084       398,780
                          ----------     -------      ---------        -------        ----------     ----------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    792,190     174,151        338,086         52,560         2,868,531      2,498,072     1,807,167
   Change in unrealized
     appreciation
     (depreciation)......  3,423,675     285,369      1,603,714        145,030         4,000,349     (5,375,744)    6,489,793
   Capital gain
     distributions.......         --          --             --        164,466                --      3,623,871            --
                          ----------     -------      ---------        -------        ----------     ----------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........  4,215,865     459,520      1,941,800        362,056         6,868,880        746,199     8,296,960
                          ----------     -------      ---------        -------        ----------     ----------     ---------
Increase (decrease) in
  net assets from
  operations............. $3,832,961     408,794      2,673,805        393,690        10,575,972        971,283     8,695,740
                          ==========     =======      =========        =======        ==========     ==========     =========

                                             RYDEX       THE ALGER
                                         VARIABLE TRUST  PORTFOLIOS
                          ----------------------------- ------------


                                                        ALGER LARGE
                           TOTAL RETURN                  CAP GROWTH
                           PORTFOLIO --                 PORTFOLIO --
                          ADMINISTRATIVE   NASDAQ --     CLASS I-2
                           CLASS SHARES   100(R) FUND      SHARES
                          -------------- -------------- ------------

                          ------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   10,094,050           --        378,059
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    6,333,634       82,615        480,596
                            ----------      -------      ---------
Net investment income
  (expense)..............    3,760,416      (82,615)      (102,537)
                            ----------      -------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    5,206,543      799,865        957,733
   Change in unrealized
     appreciation
     (depreciation)......   13,139,826       88,069      1,784,908
   Capital gain
     distributions.......    7,532,159           --             --
                            ----------      -------      ---------
Net realized and
  unrealized gain (loss)
  on investments.........   25,878,528      887,934      2,742,641
                            ----------      -------      ---------
Increase (decrease) in
  net assets from
  operations.............   29,638,944      805,319      2,640,104
                            ==========      =======      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           THE ALGER                                                                                 WELLS FARGO
                           PORTFOLIOS                                                                                 VARIABLE
                          (CONTINUED)                           THE PRUDENTIAL SERIES FUND                              TRUST
                          ------------ ----------------------------------------------------------------------------  -----------
                                         JENNISON                                                                    WELLS FARGO
                          ALGER SMALL     20/20                    NATURAL                        SP PRUDENTIAL U.S.  ADVANTAGE
                           CAP GROWTH     FOCUS       JENNISON    RESOURCES                            EMERGING       VT OMEGA
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SP INTERNATIONAL         GROWTH         GROWTH
                           CLASS I-2     CLASS II     CLASS II     CLASS II   GROWTH PORTFOLIO --    PORTFOLIO --      FUND --
                             SHARES       SHARES       SHARES       SHARES      CLASS II SHARES    CLASS II SHARES     CLASS 2
                          ------------ ------------ ------------ ------------ ------------------- ------------------ -----------
                                                         YEAR ENDED DECEMBER 31, 2012
                          -----------------------------------------------------------------------------------------  -----------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $        --          --          --             --            --                 --               --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     413,046     144,911      46,765        555,566           201                412           59,709
                          -----------    --------     -------     ----------         -----              -----          -------
Net investment income
  (expense)..............    (413,046)   (144,911)    (46,765)      (555,566)         (201)              (412)         (59,709)
                          -----------    --------     -------     ----------         -----              -----          -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,283,085     237,700     240,435     (1,208,233)         (415)               149          541,021
   Change in unrealized
     appreciation
     (depreciation)......  (3,925,971)    362,731     175,776     (3,460,847)        2,946              1,832          182,160
   Capital gain
     distributions.......   6,051,023     342,195          --      2,952,684            --              1,910          176,770
                          -----------    --------     -------     ----------         -----              -----          -------
Net realized and
  unrealized gain (loss)
  on investments.........   3,408,137     942,626     416,211     (1,716,396)        2,531              3,891          899,951
                          -----------    --------     -------     ----------         -----              -----          -------
Increase (decrease) in
  net assets from
  operations............. $ 2,995,091     797,715     369,446     (2,271,962)        2,330              3,479          840,242
                          ===========    ========     =======     ==========         =====              =====          =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets






                                    CONSOLIDATED TOTAL
                             -------------------------------
                                        YEAR ENDED
                                       DECEMBER 31,
                             -------------------------------
                                   2012            2011
                             ---------------  --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    21,243,008      20,939,989
 Net realized gain
   (loss) on investments....     116,987,323      93,704,380
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     605,062,638    (471,720,162)
 Capital gain
   distribution.............      94,753,233      70,544,146
                             ---------------  --------------
    Increase (decrease)
     in net assets from
     operations.............     838,046,202    (286,531,647)
                             ---------------  --------------
From capital
 transactions (note 4):
 Net premiums...............      57,065,249      84,292,096
 Death benefits.............    (147,571,079)   (151,159,818)
 Surrenders.................    (949,480,681) (1,036,455,209)
 Administrative expenses....     (25,619,222)    (26,527,312)
 Capital contribution
   (withdrawal).............      (9,654,952)        102,695
 Transfers between
   subaccounts
   (including fixed
   account), net............      13,643,611      (1,858,714)
                             ---------------  --------------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,061,617,074) (1,131,606,262)
                             ---------------  --------------
Increase (decrease) in
 net assets.................    (223,570,872) (1,418,137,909)
Net assets at beginning
 of year....................   8,022,566,076   9,440,703,985
                             ---------------  --------------
Net assets at end of year... $ 7,798,995,204   8,022,566,076
                             ===============  ==============
Change in units (note 5):
 Units purchased............
 Units redeemed.............

 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........

                                            AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                             --------------------------------------------------------------------------------------------
                                                                                                           INVESCO V.I.
                               INVESCO V.I. CAPITAL      INVESCO V.I. CAPITAL         INVESCO V.I.          GLOBAL REAL
                               APPRECIATION FUND --       DEVELOPMENT FUND --      CORE EQUITY FUND --    ESTATE FUND --
                                  SERIES I SHARES           SERIES I SHARES          SERIES I SHARES     SERIES II SHARES
                             ------------------------  ------------------------  ----------------------  ----------------
                             PERIOD FROM               PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED           YEAR ENDED DECEMBER 31,
                              APRIL 27,   DECEMBER 31,  APRIL 27,   DECEMBER 31, ----------------------------------------
                                 2012         2011         2012         2011        2012        2011       2012     2011
                             ------------ ------------ ------------ ------------ ----------  ----------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (45,997)    (139,459)       (18)        (54)       (67,356)    (77,091)  (3,132)   4,135
 Net realized gain
   (loss) on investments....     850,022      105,704        (71)         (3)       309,286     316,345    5,242    5,204
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     440,029     (827,408)       990        (504)     1,004,030    (369,041)  48,763  (24,612)
 Capital gain
   distribution.............          --           --         --          --             --          --       --       --
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   1,244,054     (861,163)       901        (561)     1,245,960    (129,787)  50,873  (15,273)
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............       9,307        8,834         --          --         77,145     123,441       --       --
 Death benefits.............     (34,729)     (81,682)        --          --       (119,512)   (182,915)      --       --
 Surrenders.................    (593,628)  (1,269,817)        --          --     (1,107,377) (1,756,309) (26,283) (32,660)
 Administrative expenses....      (9,713)     (23,582)        --          --        (26,857)    (28,616)    (352)    (307)
 Capital contribution
   (withdrawal).............          --           --         --          --             --          --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (9,073,363)    (369,858)    (7,482)         (1)      (421,515)   (505,273)   8,131   14,982
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (9,702,126)  (1,736,105)    (7,482)         (1)    (1,598,116) (2,349,672) (18,504) (17,985)
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
Increase (decrease) in
 net assets.................  (8,458,072)  (2,597,268)    (6,581)       (562)      (352,156) (2,479,459)  32,369  (33,258)
Net assets at beginning
 of year....................   8,458,072   11,055,340      6,581       7,143     10,714,798  13,194,257  208,307  241,565
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
Net assets at end of year...          --    8,458,072         --       6,581     10,362,642  10,714,798  240,676  208,307
                              ==========   ==========     ======       =====     ==========  ==========  =======  =======
Change in units (note 5):
 Units purchased............       8,878       60,764         --          --         36,958      55,706    3,937    4,777
 Units redeemed.............  (1,409,554)    (321,544)      (506)         --       (176,466)   (268,849)  (5,916)  (5,893)
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,400,676)    (260,780)      (506)         --       (139,508)   (213,143)  (1,979)  (1,116)
                              ==========   ==========     ======       =====     ==========  ==========  =======  =======


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                             ---------------------------------------------------------------------------------------------------
                                                                                                                  INVESCO
                              INVESCO V.I.            INVESCO V.I.         INVESCO V.I.   INVESCO V.I.        VAN KAMPEN V.I.
                               GOVERNMENT            INTERNATIONAL          TECHNOLOGY      UTILITIES            AMERICAN
                             SECURITIES FUND --      GROWTH FUND --          FUND --         FUND --         FRANCHISE FUND --
                               SERIES I SHARES      SERIES II SHARES     SERIES I SHARES  SERIES I SHARES     SERIES I SHARES
                               -------------    -----------------------  ---------------  --------------- ----------------------
                                                                                                                     PERIOD FROM
                                                          YEAR ENDED DECEMBER 31,                                    APRIL 29 TO
                             --------------------------------------------------------------------------------------  DECEMBER 31,
                               2012      2011      2012         2011       2012    2011    2012    2011      2012        2011
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    81       59     (256,245)    (277,856)     (60)    (67)    85      87     (81,305)      (10)
 Net realized gain
   (loss) on investments....     164        1      915,233    1,162,496    3,245      60    (22)     (4)    (90,449)       (2)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (198)     409    5,913,095   (5,765,865)  (1,972)   (666)   (96)    404    (176,635)     (159)
 Capital gain
   distribution.............      --       --           --           --       --      --    127      --          --        --
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
    Increase (decrease)
     in net assets from
     operations.............      47      469    6,572,083   (4,881,225)   1,213    (673)    94     487    (348,389)     (171)
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
From capital
 transactions (note 4):
 Net premiums...............     240      240      537,106    1,113,579       --      --     --      --      56,873        --
 Death benefits.............      --       --      (50,701)    (476,725)      --      --     --      --     (89,147)       --
 Surrenders.................      --       --   (5,237,780)  (4,247,151) (11,027)     --     --      --    (825,602)       --
 Administrative expenses....      --       --     (299,759)    (292,222)      --      --     --      --     (11,263)       (9)
 Capital contribution
   (withdrawal).............      --       --           --           --       --      --     --      --          --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (4,007)   3,796    7,677,989   (7,955,218)       5    (134)  (165)     42   8,425,233     1,178
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
    Increase (decrease)
     in net assets from
     capital transactions...  (3,767)   4,036    2,626,855  (11,857,737) (11,022)   (134)  (165)     42   7,556,094     1,169
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
Increase (decrease) in
 net assets.................  (3,720)   4,505    9,198,938  (16,738,962)  (9,809)   (807)   (71)    529   7,207,705       998
Net assets at beginning
 of year....................   7,332    2,827   47,444,756   64,183,718   11,050  11,857  3,616   3,087         998        --
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
Net assets at end of year... $ 3,612    7,332   56,643,694   47,444,756    1,241  11,050  3,545   3,616   7,208,703       998
                              =======   =====   ==========  ===========  =======  ======  =====   =====   =========     =====
Change in units (note 5):
 Units purchased............      19      261    2,028,103      827,842        2      --     --       4     920,436       118
 Units redeemed.............    (246)      (3)  (1,537,825)  (1,668,947)  (2,868)    (36)   (14)     --    (168,187)       (1)
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (227)     258      490,278     (841,105)  (2,866)    (36)   (14)      4     752,249       117
                              =======   =====   ==========  ===========  =======  ======  =====   =====   =========     =====


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                                      AIM VARIABLE INSURANCE FUNDS
                                                             (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                             ---------------------------------------------------------------------------------------
                                     INVESCO                                         INVESCO             INVESCO
                                   VAN KAMPEN                INVESCO               VAN KAMPEN          VAN KAMPEN
                                  V.I. AMERICAN            VAN KAMPEN            V.I. EQUITY AND      V.I. MID CAP
                                FRANCHISE FUND --     V.I. COMSTOCK FUND --      INCOME FUND --      GROWTH FUND --
                                SERIES II SHARES        SERIES II SHARES        SERIES II SHARES     SERIES I SHARES
                             ----------------------  ----------------------  ----------------------  ---------------
                                                                                                       PERIOD FROM
                                                     YEAR ENDED DECEMBER 31,                           APRIL 27 TO
                             ----------------------------------------------------------------------   DECEMBER 31,
                                2012        2011        2012        2011        2012        2011          2012
                             ----------  ----------  ----------  ----------  ----------  ----------  ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (91,143)   (105,479)    (68,622)    (91,562)    (23,785)    (38,038)        (20)
 Net realized gain
   (loss) on investments....    241,907     433,750     875,206      41,916     336,674     321,136        (432)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    512,301    (831,035)  5,182,036  (1,517,899)  1,048,343    (815,548)         61
 Capital gain
   distribution.............         --          --          --          --          --          --           1
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
    Increase (decrease)
     in net assets from
     operations.............    663,065    (502,764)  5,988,620  (1,567,545)  1,361,232    (532,450)       (390)
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
From capital
 transactions (note 4):
 Net premiums...............     13,275      12,916     330,606     179,782     126,748      46,099          --
 Death benefits.............      1,275     (70,274)    (58,034)    (59,192)    (20,110)     (4,502)         --
 Surrenders.................   (567,114)   (763,445) (4,240,764) (6,418,359) (1,488,159) (1,109,426)     (7,036)
 Administrative expenses....    (19,272)    (20,922)   (125,548)   (141,471)    (51,535)    (50,072)         --
 Capital contribution
   (withdrawal).............         --          --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (91,929)   (491,604) (5,860,920)   (918,103)    263,374     895,607       9,430
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
    Increase (decrease)
     in net assets from
     capital transactions...   (663,765) (1,333,329) (9,954,660) (7,357,343) (1,169,682)   (222,294)      2,394
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
Increase (decrease) in
 net assets.................       (700) (1,836,093) (3,966,040) (8,924,888)    191,550    (754,744)      2,004
Net assets at beginning
 of year....................  5,710,497   7,546,590  39,324,874  48,249,762  13,587,598  14,342,342          --
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
Net assets at end of year... $5,709,797   5,710,497  35,358,834  39,324,874  13,779,148  13,587,598       2,004
                             ==========  ==========  ==========  ==========  ==========  ==========      ======
Change in units (note 5):
 Units purchased............     11,415      29,204     157,283     547,392     158,335     440,520         953
 Units redeemed.............    (64,495)   (138,160)   (896,815) (1,115,507)   (275,659)   (471,302)       (748)
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (53,080)   (108,956)   (739,532)   (568,115)   (117,324)    (30,782)        205
                             ==========  ==========  ==========  ==========  ==========  ==========      ======

                                                        ALLIANCEBERNSTEIN
                                                     VARIABLE PRODUCTS SERIES
                                                           FUND, INC.
                             ----------------------- ----------------------
                                     INVESCO
                                   VAN KAMPEN           ALLIANCEBERNSTEIN
                                   V.I. VALUE            BALANCED WEALTH
                              OPPORTUNITIES FUND --   STRATEGY PORTFOLIO --
                                SERIES II SHARES             CLASS B
                             ----------------------  ----------------------

                                         YEAR ENDED DECEMBER 31,
                             ----------------------------------------------
                                2012        2011        2012         2011
                             ----------  ----------  ----------   ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (36,051)    (99,778)     20,636       94,843
 Net realized gain
   (loss) on investments....   (399,128)   (947,552)    224,303      629,311
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,654,286     580,142   1,948,455   (1,721,269)
 Capital gain
   distribution.............         --          --          --           --
                             ----------  ----------  ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............  1,219,107    (467,188)  2,193,394     (997,115)
                             ----------  ----------  ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............     12,343       5,925     104,789      221,989
 Death benefits.............    (11,174)    (33,818)   (101,855)     (36,247)
 Surrenders................. (1,229,481) (1,681,695) (1,744,098)  (1,288,213)
 Administrative expenses....    (23,204)    (25,845)   (127,937)    (128,478)
 Capital contribution
   (withdrawal).............         --          --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (794,076)   (968,040)    (59,194)  (2,807,069)
                             ----------  ----------  ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,045,592) (2,703,473) (1,928,295)  (4,038,018)
                             ----------  ----------  ----------   ----------
Increase (decrease) in
 net assets.................   (826,485) (3,170,661)    265,099   (5,035,133)
Net assets at beginning
 of year....................  8,254,945  11,425,606  20,197,175   25,232,308
                             ----------  ----------  ----------   ----------
Net assets at end of year...  7,428,460   8,254,945  20,462,274   20,197,175
                             ==========  ==========  ==========   ==========
Change in units (note 5):
 Units purchased............     35,473      60,806     155,826      301,273
 Units redeemed.............   (209,865)   (310,754)   (368,333)    (742,670)
                             ----------  ----------  ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (174,392)   (249,948)   (212,507)    (441,397)
                             ==========  ==========  ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)
                             --------------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN
                                 GLOBAL THEMATIC            GROWTH AND              INTERNATIONAL              LARGE CAP
                                     GROWTH                   INCOME                    VALUE                   GROWTH
                                  PORTFOLIO --             PORTFOLIO --              PORTFOLIO --            PORTFOLIO --
                                     CLASS B                  CLASS B                  CLASS B                  CLASS B
                             ----------------------  ------------------------  -----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                2012        2011         2012         2011        2012         2011        2012        2011
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (52,765)    (64,537)    (119,130)    (254,891)   (276,458)   1,674,134    (183,453)   (201,279)
 Net realized gain
   (loss) on investments....    (14,536)     53,883      239,723   (1,784,878) (2,704,887)    (159,144)    548,073     606,478
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    473,794  (1,468,220)   7,441,339    4,760,430  11,587,034  (17,262,252)  1,299,092  (1,056,906)
 Capital gain
   distribution.............         --          --           --           --          --           --          --          --
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    406,493  (1,478,874)   7,561,932    2,720,661   8,605,689  (15,747,262)  1,663,712    (651,707)
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     25,939      49,458       81,147      389,698     484,147      729,006      88,345      40,136
 Death benefits.............    (22,182)    (62,715)    (563,803)    (659,639)    (95,801)    (249,522)   (161,015)   (148,457)
 Surrenders.................   (295,771)   (602,870)  (7,391,883)  (9,998,195) (7,470,570)  (6,391,439) (1,400,141) (2,001,952)
 Administrative expenses....    (13,259)    (19,210)    (116,017)    (124,464)   (426,965)    (336,962)    (27,978)    (30,061)
 Capital contribution
   (withdrawal).............         --          --           --           --          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    214,457    (543,346)  (2,914,250)  (3,107,864) 15,337,492    6,590,274    (406,010)   (640,244)
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    (90,816) (1,178,683) (10,904,806) (13,500,464)  7,828,303      341,357  (1,906,799) (2,780,578)
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................    315,677  (2,657,557)  (3,342,874) (10,779,803) 16,433,992  (15,405,905)   (243,087) (3,432,285)
Net assets at beginning
 of year....................  3,256,992   5,914,549   52,197,571   62,977,374  66,147,765   81,553,670  11,455,846  14,888,131
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
Net assets at end of year... $3,572,669   3,256,992   48,854,697   52,197,571  82,581,757   66,147,765  11,212,759  11,455,846
                             ==========  ==========  ===========  ===========  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     92,782     194,759      153,106      260,656   5,146,720    3,055,749     108,789     168,846
 Units redeemed.............   (100,320)   (293,240)  (1,006,823)  (1,431,708) (3,556,902)  (2,566,790)   (315,298)   (549,372)
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (7,538)    (98,481)    (853,717)  (1,171,052)  1,589,818      488,959    (206,509)   (380,526)
                             ==========  ==========  ===========  ===========  ==========  ===========  ==========  ==========

                             -----------------------
                                ALLIANCEBERNSTEIN
                                    SMALL CAP
                                     GROWTH
                                  PORTFOLIO --
                                     CLASS B
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (246,232)   (258,675)
 Net realized gain
   (loss) on investments....  2,798,050   1,417,903
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (522,647)   (726,320)
 Capital gain
   distribution.............    686,270          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  2,715,441     432,908
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    488,565     663,699
 Death benefits.............    (57,829)   (403,057)
 Surrenders................. (1,527,380) (1,451,289)
 Administrative expenses....    (70,593)    (77,774)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (5,381,508)  1,342,303
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (6,548,745)     73,882
                             ----------  ----------
Increase (decrease) in
 net assets................. (3,833,304)    506,790
Net assets at beginning
 of year.................... 17,204,818  16,698,028
                             ----------  ----------
Net assets at end of year... 13,371,514  17,204,818
                             ==========  ==========
Change in units (note 5):
 Units purchased............    817,867     809,409
 Units redeemed............. (1,314,383)   (784,684)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (496,516)     24,725
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             AMERICAN CENTURY VARIABLE
                                PORTFOLIOS II, INC.                    AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                             ------------------------  -------------------------------------------------------------------------
                                   VP INFLATION           VP INCOME &      VP INTERNATIONAL      VP ULTRA(R)        VP VALUE
                                PROTECTION FUND --      GROWTH FUND --          FUND --            FUND --          FUND --
                                     CLASS II               CLASS I             CLASS I            CLASS I          CLASS I
                             ------------------------  ----------------  --------------------  --------------  -----------------
                                                                   YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2012         2011       2012     2011      2012       2011     2012    2011     2012     2011
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   579,543    1,917,477      331     (214)    (9,833)    (4,393) (1,021) (1,040)     404       945
 Net realized gain
   (loss) on investments....   2,380,255    2,368,024    2,938    1,177       (924)    18,216   1,853     724   (2,546)  (16,400)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (299,045)   2,709,046    5,370    2,307    198,293   (160,439)  5,612     124   13,561    15,061
 Capital gain
   distribution.............   2,081,399    1,047,038       --       --         --         --      --      --       --        --
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
    Increase (decrease)
     in net assets from
     operations.............   4,742,152    8,041,585    8,639    3,270    187,536   (146,616)  6,444    (192)  11,419      (394)
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
From capital
 transactions (note 4):
 Net premiums...............     418,692      755,259       --       --         --         --      --      --       --        --
 Death benefits.............    (106,232)    (327,093)      --       --         --         --      --      --       --        --
 Surrenders.................  (8,888,630)  (7,097,224) (14,143)  (5,235)  (139,582)   (70,794) (4,004) (2,561) (24,620) (106,299)
 Administrative expenses....    (492,914)    (452,486)    (216)    (200)    (1,777)    (1,877)   (341)   (305)    (225)     (291)
 Capital contribution
   (withdrawal).............          --           --       --       --         --         --      --      --       --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............   7,721,594   (6,999,334)  15,341  (26,024)   (45,065)    76,258  (1,904)    802     (737)   (1,667)
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,347,490) (14,120,878)     982  (31,459)  (186,424)     3,587  (6,249) (2,064) (25,582) (108,257)
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
Increase (decrease) in
 net assets.................   3,394,662   (6,079,293)   9,621  (28,189)     1,112   (143,029)    195  (2,256) (14,163) (108,651)
Net assets at beginning
 of year....................  81,354,391   87,433,684   74,107  102,296  1,031,140  1,174,169  53,643  55,899  102,836   211,487
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
Net assets at end of year... $84,749,053   81,354,391   83,728   74,107  1,032,252  1,031,140  53,838  53,643   88,673   102,836
                             ===========  ===========  =======  =======  =========  =========  ======  ======  =======  ========
Change in units (note 5):
 Units purchased............   2,123,352    1,591,087    2,034    6,189      9,163     21,137     423     489       --       136
 Units redeemed.............  (2,203,516)  (2,778,187)  (2,171)  (9,161)   (23,634)   (18,659)   (923)   (653)  (1,618)   (7,305)
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (80,164)  (1,187,100)    (137)  (2,972)   (14,471)     2,478    (500)   (164)  (1,618)   (7,169)
                             ===========  ===========  =======  =======  =========  =========  ======  ======  =======  ========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                          BLACKROCK VARIABLE SERIES FUNDS, INC.
                             -----------------------------------------------------------------------------------------------
                                                                                      BLACKROCK
                                    BLACKROCK                 BLACKROCK               LARGE CAP           BLACKROCK VALUE
                                 BASIC VALUE V.I.      GLOBAL ALLOCATION V.I.        GROWTH V.I.        OPPORTUNITIES V.I.
                                     FUND --                   FUND --                 FUND --                FUND --
                                 CLASS III SHARES         CLASS III SHARES        CLASS III SHARES       CLASS III SHARES
                             -----------------------  ------------------------  --------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                                 2012        2011         2012         2011        2012       2011       2012        2011
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (22,717)     (5,596)  (2,033,040)   1,553,704    (13,808)   (30,456)   (123,132)   (147,058)
 Net realized gain
   (loss) on investments....     122,592    (113,634)   2,934,549    6,227,392    131,963    150,603     163,271     187,669
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   1,333,986    (400,163)  31,917,036  (44,794,422)    47,473   (157,902)  1,113,518    (412,281)
 Capital gain
   distribution.............          --          --    1,420,178   11,455,650    237,597      7,480          --          --
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,433,861    (519,393)  34,238,723  (25,557,676)   403,225    (30,275)  1,153,657    (371,670)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      25,850      65,106    2,691,305    4,701,565      5,130     29,467     198,674     867,286
 Death benefits.............      16,365     (65,489)    (813,355)    (719,295)   (13,788)   (87,726)     (7,497)   (305,309)
 Surrenders.................  (1,599,246)   (910,350) (40,429,808) (32,693,098)  (403,950)  (383,008)   (462,456)   (970,747)
 Administrative expenses....     (59,514)    (56,106)  (2,314,699)  (2,366,065)    (8,008)    (8,024)    (42,988)    (43,529)
 Capital contribution
   (withdrawal).............          --          --           --           --         --         --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (526,731)    877,611   (7,843,211)  (1,909,801)    82,354    259,793    (196,494)   (219,926)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,143,276)    (89,228) (48,709,768) (32,986,694)  (338,262)  (189,498)   (510,761)   (672,225)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets.................    (709,415)   (608,621) (14,471,045) (58,544,370)    64,963   (219,773)    642,896  (1,043,895)
Net assets at beginning
 of year....................  12,239,626  12,848,247  445,129,951  503,674,321  3,166,516  3,386,289   9,742,413  10,786,308
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
Net assets at end of year... $11,530,211  12,239,626  430,658,906  445,129,951  3,231,479  3,166,516  10,385,309   9,742,413
                             ===========  ==========  ===========  ===========  =========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............     115,403     347,656    2,499,848    4,065,092     82,100    199,392     159,251     358,425
 Units redeemed.............    (303,209)   (340,111)  (6,548,862)  (6,790,603)  (110,049)  (221,922)   (198,177)   (410,731)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (187,806)      7,545   (4,049,014)  (2,725,511)   (27,949)   (22,530)    (38,926)    (52,306)
                             ===========  ==========  ===========  ===========  =========  =========  ==========  ==========

                                  COLUMBIA FUNDS
                                VARIABLE INSURANCE
                                     TRUST I
                             -----------------------

                                COLUMBIA VARIABLE
                               PORTFOLIO -- MARSICO
                                  GROWTH FUND --
                                     CLASS 1
                             -----------------------

                             ------------------------
                                2012         2011
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (251,545)    (425,799)
 Net realized gain
   (loss) on investments....  1,450,062    2,019,295
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,799,443   (2,729,674)
 Capital gain
   distribution.............         --           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  2,997,960   (1,136,178)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     45,673       63,732
 Death benefits.............    (27,597)      79,126
 Surrenders................. (3,282,608)  (4,139,405)
 Administrative expenses....   (102,383)    (110,515)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (2,292,489)  (4,879,907)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (5,659,404)  (8,986,969)
                             ----------  -----------
Increase (decrease) in
 net assets................. (2,661,444) (10,123,147)
Net assets at beginning
 of year.................... 28,612,733   38,735,880
                             ----------  -----------
Net assets at end of year... 25,951,289   28,612,733
                             ==========  ===========
Change in units (note 5):
 Units purchased............     92,748      285,810
 Units redeemed.............   (456,894)    (871,404)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (364,146)    (585,594)
                             ==========  ===========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   COLUMBIA FUNDS
                                 VARIABLE INSURANCE         DWS VARIABLE
                                TRUST I (CONTINUED)           SERIES I               DWS VARIABLE SERIES II
                             -------------------------  -------------------  -------------------------------------
                                 COLUMBIA VARIABLE
                                PORTFOLIO -- MARSICO                            DWS DREMAN             DWS
                                   INTERNATIONAL            DWS CAPITAL        SMALL MID CAP        LARGE CAP
                               OPPORTUNITIES FUND --       GROWTH VIP --       VALUE VIP --        VALUE VIP --
                                      CLASS 2              CLASS B SHARES     CLASS B SHARES      CLASS B SHARES
                             -------------------------  -------------------  ----------------  -------------------
                                                                PERIOD FROM         YEAR ENDED         PERIOD FROM
                                  YEAR ENDED DECEMBER 31,       APRIL 29 TO        DECEMBER 31,        APRIL 29 TO
                             ---------------------------------  DECEMBER 31, ------------------------  DECEMBER 31,
                                 2012          2011      2012       2011       2012     2011    2012       2011
                             ------------  -----------  ------  ------------ -------  -------  ------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (408,754)    (580,889)    (64)      (100)      (398)    (866)    (95)      (911)
 Net realized gain
   (loss) on investments....     (814,605)    (653,217)   (197)       (42)    (2,917)    (777)   (243)      (377)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    9,464,393  (10,544,847)  1,362     (1,218)    12,053   (3,702)  5,852     (5,816)
 Capital gain
   distribution.............           --           --      --         --         --       --      --         --
                             ------------  -----------  ------     ------    -------  -------  ------     ------
    Increase (decrease)
     in net assets from
     operations.............    8,241,034  (11,778,953)  1,101     (1,360)     8,738   (5,345)  5,514     (7,104)
                             ------------  -----------  ------     ------    -------  -------  ------     ------
From capital
 transactions (note 4):
 Net premiums...............      163,871      438,397      --         --         --       --      --         --
 Death benefits.............     (144,318)    (148,959)     --         --         --       --      --         --
 Surrenders.................   (6,071,738)  (7,427,764) (4,780)      (494)   (24,295) (37,898) (7,882)    (2,089)
 Administrative expenses....     (228,607)    (247,784)    (22)       (10)      (172)    (215)    (94)       (38)
 Capital contribution
   (withdrawal).............           --           --      --         --         --       --      --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (4,006,093)  (1,336,972)    (93)    11,772    (19,749)  18,718     481     83,026
                             ------------  -----------  ------     ------    -------  -------  ------     ------
    Increase (decrease)
     in net assets from
     capital transactions...  (10,286,885)  (8,723,082) (4,895)    11,268    (44,216) (19,395) (7,495)    80,899
                             ------------  -----------  ------     ------    -------  -------  ------     ------
Increase (decrease) in
 net assets.................   (2,045,851) (20,502,035) (3,794)     9,908    (35,478) (24,740) (1,981)    73,795
Net assets at beginning
 of year....................   55,303,137   75,805,172   9,908         --     86,007  110,747  73,795         --
                             ------------  -----------  ------     ------    -------  -------  ------     ------
Net assets at end of year... $ 53,257,286   55,303,137   6,114      9,908     50,529   86,007  71,814     73,795
                             ============  ===========  ======     ======    =======  =======  ======     ======
Change in units (note 5):
 Units purchased............      562,519    1,068,140      --      1,319         75    1,072     326      8,571
 Units redeemed.............   (1,349,799)  (1,382,412)   (516)      (193)    (2,032)  (1,844) (1,089)      (481)
                             ------------  -----------  ------     ------    -------  -------  ------     ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (787,280)    (314,272)   (516)     1,126     (1,957)    (772)   (763)     8,090
                             ============  ===========  ======     ======    =======  =======  ======     ======


                                  DREYFUS
                             ----------------
                                  DREYFUS
                                INVESTMENT
                             PORTFOLIOS MIDCAP
                             STOCK PORTFOLIO --
                              INITIAL SHARES
                             ----------------
                                YEAR ENDED
                               DECEMBER 31,
                             ----------------
                               2012      2011
                             -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (845)     (921)
 Net realized gain
   (loss) on investments....  (1,600)    2,917
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  16,388    (1,497)
 Capital gain
   distribution.............      --        --
                             -------   -------
    Increase (decrease)
     in net assets from
     operations.............  13,943       499
                             -------   -------
From capital
 transactions (note 4):
 Net premiums...............      --        --
 Death benefits.............      --        --
 Surrenders................. (14,333)   (4,145)
 Administrative expenses....    (544)     (574)
 Capital contribution
   (withdrawal).............      --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,957)  (11,918)
                             -------   -------
    Increase (decrease)
     in net assets from
     capital transactions... (17,834)  (16,637)
                             -------   -------
Increase (decrease) in
 net assets.................  (3,891)  (16,138)
Net assets at beginning
 of year....................  87,050   103,188
                             -------   -------
Net assets at end of year...  83,159    87,050
                             =======   =======
Change in units (note 5):
 Units purchased............     371     3,533
 Units redeemed.............  (1,550)   (4,825)
                             -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,179)   (1,292)
                             =======   =======


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                        DREYFUS (CONTINUED)
                             -----------------------------------------
                               DREYFUS VARIABLE   THE DREYFUS SOCIALLY
                              INVESTMENT FUND --   RESPONSIBLE GROWTH
                                 MONEY MARKET     FUND, INC. -- INITIAL
                                  PORTFOLIO              SHARES
                             -------------------  --------------------

                             ------------------------------------------
                                2012      2011       2012       2011
                             ---------  --------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (11,862)   (9,872)   (28,936)   (24,989)
 Net realized gain
   (loss) on investments....        --        --     61,589     30,557
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........        --        --    358,482    (27,037)
 Capital gain
   distribution.............        --        --         --         --
                             ---------  --------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (11,862)   (9,872)   391,135    (21,469)
                             ---------  --------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        --        --        308        615
 Death benefits.............  (740,905) (517,189)   (23,445)    96,943
 Surrenders.................  (254,049)  (92,737)  (183,793)  (346,652)
 Administrative expenses....    (1,135)   (1,189)   (15,175)   (14,626)
 Capital contribution
   (withdrawal).............        --        --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   958,878   726,091   (146,001)   100,162
                             ---------  --------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (37,211)  114,976   (368,106)  (163,558)
                             ---------  --------  ---------  ---------
Increase (decrease) in
 net assets.................   (49,073)  105,104     23,029   (185,027)
Net assets at beginning
 of year....................   737,075   631,971  3,827,621  4,012,648
                             ---------  --------  ---------  ---------
Net assets at end of year... $ 688,002   737,075  3,850,650  3,827,621
                             =========  ========  =========  =========
Change in units (note 5):
 Units purchased............   121,576   105,992        305     22,672
 Units redeemed.............  (125,506)  (94,294)   (42,905)   (53,279)
                             ---------  --------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (3,930)   11,698    (42,600)   (30,607)
                             =========  ========  =========  =========

                              EATON VANCE VARIABLE
                                      TRUST                    FEDERATED INSURANCE SERIES
                             ----------------------  ----------------------------------------------

                                                        FEDERATED CAPITAL     FEDERATED HIGH INCOME
                                VT FLOATING-RATE     APPRECIATION FUND II --     BOND FUND II --
                                   INCOME FUND           PRIMARY SHARES          PRIMARY SHARES
                             ----------------------  ----------------------  ----------------------
                                YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------
                                2012        2011        2012        2011        2012        2011
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  1,585,479     827,812     (89,707)    (79,768)  1,492,234   1,846,500
 Net realized gain
   (loss) on investments....    244,913     493,104      86,620     127,803     158,067     311,047
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    392,858  (1,065,109)    276,493    (829,552)  1,242,531  (1,263,440)
 Capital gain
   distribution.............    781,643          --     566,296          --          --          --
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  3,004,893     255,807     839,702    (781,517)  2,892,832     894,107
                             ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    516,537     546,823       8,610      53,681       1,580      36,904
 Death benefits.............    (43,515)    (86,604)   (164,366)   (186,865)   (319,524)   (633,016)
 Surrenders................. (6,999,504) (5,391,344) (1,203,621) (1,518,765) (2,232,581) (3,816,911)
 Administrative expenses....   (297,575)    (84,958)    (19,902)    (21,620)    (41,243)    (40,020)
 Capital contribution
   (withdrawal).............         --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ 40,708,574      69,363    (217,719)   (311,671)    578,474      90,612
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... 33,884,517  (4,946,720) (1,596,998) (1,985,240) (2,013,294) (4,362,431)
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. 36,889,410  (4,690,913)   (757,296) (2,766,757)    879,538  (3,468,324)
Net assets at beginning
 of year.................... 27,500,989  32,191,902  10,088,943  12,855,700  22,866,067  26,334,391
                             ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... 64,390,399  27,500,989   9,331,647  10,088,943  23,745,605  22,866,067
                             ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............  4,576,887     747,842       8,454      21,705     143,668     246,052
 Units redeemed............. (1,564,094) (1,161,347)   (157,270)   (212,000)   (238,613)   (461,068)
                             ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  3,012,793    (413,505)   (148,816)   (190,295)    (94,945)   (215,016)
                             ==========  ==========  ==========  ==========  ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                              FEDERATED INSURANCE SERIES (CONTINUED)
                             -----------------------------------------------------------------------

                              FEDERATED HIGH INCOME      FEDERATED KAUFMANN
                                 BOND FUND II --         FUND II -- SERVICE       FEDERATED MANAGED
                                  SERVICE SHARES               SHARES            VOLATILITY FUND II
                             -----------------------  ------------------------  --------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------
                                 2012        2011         2012         2011        2012       2011
                             -----------  ----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 2,396,245   2,742,957     (393,449)    (535,901)   125,977    214,811
 Net realized gain
   (loss) on investments....     750,458     724,747    4,772,442    1,922,116     53,734     23,782
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   1,360,274  (1,973,729)   1,770,071  (11,286,773)   292,360     29,152
 Capital gain
   distribution.............          --          --           --           --    500,158         --
                             -----------  ----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   4,506,977   1,493,975    6,149,064   (9,900,558)   972,229    267,745
                             -----------  ----------  -----------  -----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     720,423     524,320       44,855      506,621     12,812     67,399
 Death benefits.............     (90,273)   (461,641)      (7,372)     (82,042)  (119,592)  (222,579)
 Surrenders.................  (4,464,746) (4,189,514)  (2,510,183)  (5,922,751)  (890,533)  (889,289)
 Administrative expenses....    (144,248)   (118,796)     (95,277)    (317,099)   (15,439)   (14,657)
 Capital contribution
   (withdrawal).............          --          --           --           --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   4,539,629  (2,006,338) (41,777,723)   2,592,453    497,114    354,300
                             -----------  ----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...     560,785  (6,251,969) (44,345,700)  (3,222,818)  (515,638)  (704,826)
                             -----------  ----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets.................   5,067,762  (4,757,994) (38,196,636) (13,123,376)   456,591   (437,081)
Net assets at beginning
 of year....................  34,906,409  39,664,403   59,382,320   72,505,696  8,295,128  8,732,209
                             -----------  ----------  -----------  -----------  ---------  ---------
Net assets at end of year... $39,974,171  34,906,409   21,185,684   59,382,320  8,751,719  8,295,128
                             ===========  ==========  ===========  ===========  =========  =========
Change in units (note 5):
 Units purchased............     939,385     815,352       73,678    1,240,370     64,483     59,242
 Units redeemed.............    (911,094) (1,171,539)  (4,724,433)  (1,276,871)   (91,494)  (108,038)
                             -----------  ----------  -----------  -----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      28,291    (356,187)  (4,650,755)     (36,501)   (27,011)   (48,796)
                             ===========  ==========  ===========  ===========  =========  =========

                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                             -----------------------------------------------
                                    VIP ASSET                VIP ASSET
                                   MANAGER/SM/              MANAGER/SM/
                                   PORTFOLIO --            PORTFOLIO --
                                  INITIAL CLASS           SERVICE CLASS 2
                             -----------------------  ----------------------

                             ------------------------------------------------
                                2012         2011        2012        2011
                             ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    154,775      433,353     (86,247)    (37,786)
 Net realized gain
   (loss) on investments....    290,237      309,622     284,629     336,232
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  5,670,969   (3,391,124)  1,122,143  (1,019,297)
 Capital gain
   distribution.............    440,298      315,595     101,563      75,978
                             ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  6,556,279   (2,332,554)  1,422,088    (644,873)
                             ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     46,216       51,043      18,656     139,398
 Death benefits.............   (557,865)  (1,521,871)      3,291    (253,468)
 Surrenders................. (6,537,505)  (7,294,693) (2,977,911) (3,083,512)
 Administrative expenses....    (64,009)     (72,480)    (28,440)    (32,533)
 Capital contribution
   (withdrawal).............         --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,237,086)  (1,768,180)   (216,943)   (467,692)
                             ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (8,350,249) (10,606,181) (3,201,347) (3,697,807)
                             ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................. (1,793,970) (12,938,735) (1,779,259) (4,342,680)
Net assets at beginning
 of year.................... 61,908,572   74,847,307  14,615,334  18,958,014
                             ----------  -----------  ----------  ----------
Net assets at end of year... 60,114,602   61,908,572  12,836,075  14,615,334
                             ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     37,114       53,355     109,101      97,928
 Units redeemed.............   (319,625)    (468,166)   (361,667)   (392,691)
                             ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (282,511)    (414,811)   (252,566)   (294,763)
                             ==========  ===========  ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             --------------------------------------------------------------------------------------------------
                                                                                                               VIP DYNAMIC
                                                                                                                 CAPITAL
                                   VIP BALANCED           VIP CONTRAFUND(R)         VIP CONTRAFUND(R)         APPRECIATION
                                   PORTFOLIO --             PORTFOLIO --              PORTFOLIO --            PORTFOLIO --
                                 SERVICE CLASS 2            INITIAL CLASS            SERVICE CLASS 2         SERVICE CLASS 2
                             -----------------------  ------------------------  ------------------------  --------------------
                                                                               YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2012        2011         2012         2011         2012         2011        2012       2011
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (280,971)   (387,935)    (207,657)    (684,823)  (1,555,622)  (1,031,170)   (27,657)   (36,812)
 Net realized gain
   (loss) on investments....   2,050,525   1,712,212    1,572,143      114,379    4,410,275     (591,735)   242,635     67,226
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   3,316,215  (5,847,637)  16,336,784   (4,311,978)  27,291,956   (3,382,153)   217,305   (119,241)
 Capital gain
   distribution.............   3,698,005     193,762           --           --           --           --         --         --
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   8,783,774  (4,329,598)  17,701,270   (4,882,422)  30,146,609   (5,005,058)   432,283    (88,827)
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     762,920     680,095       84,192      257,491    1,747,662      698,748     18,948      8,626
 Death benefits.............    (204,067)   (121,323)  (1,433,192)  (1,910,102)    (801,731)    (673,117)    27,478    (71,734)
 Surrenders.................  (7,768,043) (6,499,002) (14,205,409) (16,744,332) (26,994,010) (18,022,052)  (473,170)  (256,267)
 Administrative expenses....    (278,823)   (252,687)    (201,247)    (212,189)  (1,330,273)    (401,148)    (6,215)    (7,281)
 Capital contribution
   (withdrawal).............          --          --           --           --           --           --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   3,157,091   7,347,812   (2,764,935)  (5,387,872) 148,900,381      168,832     73,802   (119,248)
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,330,922)  1,154,895  (18,520,591) (23,997,004) 121,522,029  (18,228,737)  (359,157)  (445,904)
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets.................   4,452,852  (3,174,703)    (819,321) (28,879,426) 151,668,638  (23,233,795)    73,126   (534,731)
Net assets at beginning
 of year....................  70,645,304  73,820,007  124,219,705  153,099,131  115,951,084  139,184,879  2,037,733  2,572,464
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
Net assets at end of year... $75,098,156  70,645,304  123,400,384  124,219,705  267,619,722  115,951,084  2,110,859  2,037,733
                             ===========  ==========  ===========  ===========  ===========  ===========  =========  =========
Change in units (note 5):
 Units purchased............   1,540,925   1,780,275      222,866      321,970   19,672,397    1,395,452    140,282     16,326
 Units redeemed.............  (1,919,186) (1,677,901)    (942,962)  (1,275,346)  (6,115,100)  (2,626,620)  (162,289)   (49,128)
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (378,261)    102,374     (720,096)    (953,376)  13,557,297   (1,231,168)   (22,007)   (32,802)
                             ===========  ==========  ===========  ===========  ===========  ===========  =========  =========

                             -------------------------


                                 VIP EQUITY-INCOME
                                   PORTFOLIO --
                                   INITIAL CLASS
                             ------------------------

                             -------------------------
                                 2012         2011
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   1,652,688    1,089,187
 Net realized gain
   (loss) on investments....    (892,129)  (2,019,830)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   7,765,810      830,312
 Capital gain
   distribution.............   6,445,612           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  14,971,981     (100,331)
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      42,467      205,362
 Death benefits.............  (1,206,878)  (1,503,542)
 Surrenders................. (11,319,582) (13,879,350)
 Administrative expenses....    (134,677)    (144,605)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,619,319)  (3,146,408)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (15,237,989) (18,468,543)
                             -----------  -----------
Increase (decrease) in
 net assets.................    (266,008) (18,568,874)
Net assets at beginning
 of year.................... 100,854,492  119,423,366
                             -----------  -----------
Net assets at end of year... 100,588,484  100,854,492
                             ===========  ===========
Change in units (note 5):
 Units purchased............     130,378      106,240
 Units redeemed.............    (703,171)    (784,094)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (572,793)    (677,854)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ------------------------------------------------------------------------------------------------
                                        VIP                       VIP                     VIP                VIP GROWTH
                                   EQUITY-INCOME               GROWTH &                GROWTH &             OPPORTUNITIES
                                    PORTFOLIO --          INCOME PORTFOLIO --     INCOME PORTFOLIO --       PORTFOLIO --
                                  SERVICE CLASS 2            INITIAL CLASS          SERVICE CLASS 2         INITIAL CLASS
                             -------------------------  ----------------------  ----------------------  --------------------

                                                                 YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                 2012          2011        2012        2011        2012        2011        2012       2011
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  1,637,925      302,533     162,714      64,932      63,802     (11,927)  (106,590)  (121,642)
 Net realized gain
   (loss) on investments....      440,833   (1,281,334)    574,329       3,141     458,652      57,535    483,315    242,299
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    5,678,757      817,165   3,040,971      26,555   1,543,180     (92,807) 1,209,893    (41,108)
 Capital gain
   distribution.............    8,956,040           --      11,130          --       7,066          --         --         --
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   16,713,555     (161,636)  3,789,144      94,628   2,072,700     (47,199) 1,586,618     79,549
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      601,178      133,598      95,810     140,682      70,112     169,057      3,017      7,251
 Death benefits.............     (475,210)    (417,991)   (360,738)   (488,762)   (157,860)    (97,512)  (149,308)  (238,055)
 Surrenders.................  (13,286,290) (10,649,900) (3,231,037) (3,370,459) (1,642,319) (2,026,258)  (817,030)  (747,359)
 Administrative expenses....     (638,615)    (146,316)    (51,100)    (52,712)    (47,396)    (46,686)   (19,846)   (19,352)
 Capital contribution
   (withdrawal).............           --           --          --          --          --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   80,226,735   (5,151,944)   (557,746)    341,494     760,217    (636,547)   223,782    422,927
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   66,427,798  (16,232,553) (4,104,811) (3,429,757) (1,017,246) (2,637,946)  (759,385)  (574,588)
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................   83,141,353  (16,394,189)   (315,667) (3,335,129)  1,055,454  (2,685,145)   827,233   (495,039)
Net assets at beginning
 of year....................   52,474,305   68,868,494  23,428,181  26,763,310  13,548,094  16,233,239  8,841,913  9,336,952
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
Net assets at end of year... $135,615,658   52,474,305  23,112,514  23,428,181  14,603,548  13,548,094  9,669,146  8,841,913
                             ============  ===========  ==========  ==========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............   10,664,648      277,191     126,571     203,223     347,257     122,387    156,692    132,524
 Units redeemed.............   (2,939,096)  (1,625,488)   (430,059)   (446,800)   (453,511)   (383,086)  (208,844)  (176,148)
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    7,725,552   (1,348,297)   (303,488)   (243,577)   (106,254)   (260,699)   (52,152)   (43,624)
                             ============  ===========  ==========  ==========  ==========  ==========  =========  =========

                             ----------------------------------------
                               VIP GROWTH
                              OPPORTUNITIES         VIP GROWTH
                              PORTFOLIO --         PORTFOLIO --
                             SERVICE CLASS 2      INITIAL CLASS
                             --------------- -----------------------
                               PERIOD FROM          YEAR ENDED
                              JANUARY 27 TO        DECEMBER 31,
                              DECEMBER 31,   -----------------------
                                  2012          2012         2011
                             --------------- ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (409,765)     (505,159)    (697,239)
 Net realized gain
   (loss) on investments....      684,976     1,999,198    1,529,259
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    1,873,143     6,419,570   (1,469,700)
 Capital gain
   distribution.............           --            --      237,200
                               ----------    ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    2,148,354     7,913,609     (400,480)
                               ----------    ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      175,439       119,488      274,553
 Death benefits.............      (37,142)     (499,084)  (1,185,565)
 Surrenders.................   (2,351,470)   (7,085,398)  (7,615,726)
 Administrative expenses....     (150,146)      (89,468)     (97,285)
 Capital contribution
   (withdrawal).............           --            --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   29,488,228    (1,690,356)  (1,722,676)
                               ----------    ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   27,124,909    (9,244,818) (10,346,699)
                               ----------    ----------  -----------
Increase (decrease) in
 net assets.................   29,273,263    (1,331,209) (10,747,179)
Net assets at beginning
 of year....................           --    61,235,596   71,982,775
                               ----------    ----------  -----------
Net assets at end of year...   29,273,263    59,904,387   61,235,596
                               ==========    ==========  ===========
Change in units (note 5):
 Units purchased............    3,712,112        92,134      159,967
 Units redeemed.............     (977,170)     (490,082)    (612,707)
                               ----------    ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    2,734,942      (397,948)    (452,740)
                               ==========    ==========  ===========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                     ------------------------
                            VIP GROWTH
                           PORTFOLIO --
                         SERVICE CLASS 2
                     -----------------------
                            YEAR ENDED
                           DECEMBER 31,
                     -----------------------
                         2012        2011
                     -----------  ----------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........ $  (250,207)   (302,358)
 Net realized
   gain (loss)
   on
   investments......   1,584,970   1,195,796
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   1,414,530  (1,054,144)
 Capital gain
   distribution.....          --      78,660
                     -----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....   2,749,293     (82,046)
                     -----------  ----------
From capital
 transactions
 (note 4):
 Net premiums.......     113,541      58,139
 Death benefits.....     (31,792)   (213,163)
 Surrenders.........  (2,206,975) (4,503,376)

   Administrative
   expenses.........     (47,417)    (46,620)
 Capital
   contribution
   (withdrawal).....          --          --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............  (2,815,280)  1,034,601
                     -----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (4,987,923) (3,670,419)
                     -----------  ----------
Increase
 (decrease) in
 net assets.........  (2,238,630) (3,752,465)
Net assets at
 beginning of
 year...............  19,927,842  23,680,307
                     -----------  ----------
Net assets at
 end of year........ $17,689,212  19,927,842
                     ===========  ==========
Change in
 units (note
 5):
 Units
   purchased........     325,316     626,690
 Units redeemed.....    (945,395)   (982,160)
                     -----------  ----------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........    (620,079)   (355,470)
                     ===========  ==========

                                    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                     --------------------------------------------------------------------------------------------------------------
                         VIP GROWTH       VIP INVESTMENT GRADE     VIP MID CAP           VIP MID CAP
                     STOCK PORTFOLIO --    BOND PORTFOLIO --       PORTFOLIO --         PORTFOLIO --
                      SERVICE CLASS 2       SERVICE CLASS 2       INITIAL CLASS        SERVICE CLASS 2
                     ------------------ -----------------------  ---------------  ------------------------
                        PERIOD FROM
                       JANUARY 27 TO                                      YEAR ENDED DECEMBER 31,
                        DECEMBER 31,    -------------------------------------------------------------------
                            2012            2012        2011       2012    2011       2012         2011
                     ------------------ -----------  ----------  -------  ------  -----------  -----------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........       (395,771)        669,797     267,592      (31)   (188)  (2,114,966)  (1,854,175)
 Net realized
   gain (loss)
   on
   investments......        575,129         728,355      66,494    1,497      50    3,301,304    5,279,474
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...      3,229,095        (708,183)     15,469      103  (4,371)   1,748,492  (18,321,104)
 Capital gain
   distribution.....             --       3,855,238     380,637    2,125      66   13,623,164      191,973
                         ----------     -----------  ----------  -------  ------  -----------  -----------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....      3,408,453       4,545,207     730,192    3,694  (4,443)  16,557,994  (14,703,832)
                         ----------     -----------  ----------  -------  ------  -----------  -----------
From capital
 transactions
 (note 4):
 Net premiums.......        182,392       1,018,223      44,060      240     240      909,208    1,097,911
 Death benefits.....        (49,426)       (141,770)    (40,450)      --      --   (1,311,546)  (1,373,856)
 Surrenders.........     (3,233,235)    (12,869,511) (1,129,772) (11,845)     --  (18,310,069) (18,487,027)

   Administrative
   expenses.........       (219,142)       (812,821)    (72,001)      --      --     (678,879)    (293,001)
 Capital
   contribution
   (withdrawal).....             --              --          --       --      --           --           --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............     38,718,614     134,531,587   3,201,702       18      29   75,314,951  (10,687,190)
                         ----------     -----------  ----------  -------  ------  -----------  -----------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...     35,399,203     121,725,708   2,003,539  (11,587)    269   55,923,665  (29,743,163)
                         ----------     -----------  ----------  -------  ------  -----------  -----------
Increase
 (decrease) in
 net assets.........     38,807,656     126,270,915   2,733,731   (7,893) (4,174)  72,481,659  (44,446,995)
Net assets at
 beginning of
 year...............             --      16,221,443  13,487,712   35,009  39,183   97,949,598  142,396,593
                         ----------     -----------  ----------  -------  ------  -----------  -----------
Net assets at
 end of year........     38,807,656     142,492,358  16,221,443   27,116  35,009  170,431,257   97,949,598
                         ==========     ===========  ==========  =======  ======  ===========  ===========
Change in
 units (note
 5):
 Units
   purchased........      4,375,744      13,117,489     576,508       10      11    8,080,442      620,491
 Units redeemed.....       (801,222)     (3,086,982)   (411,514)    (495)     --   (2,350,200)  (1,931,855)
                         ----------     -----------  ----------  -------  ------  -----------  -----------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........      3,574,522      10,030,507     164,994     (485)     11    5,730,242   (1,311,364)
                         ==========     ===========  ==========  =======  ======  ===========  ===========

                     -----------------------
                          VIP OVERSEAS
                          PORTFOLIO --
                          INITIAL CLASS
                     ----------------------


                     -----------------------
                        2012        2011
                     ----------  ----------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........    127,697     (14,307)
 Net realized
   gain (loss)
   on
   investments......   (479,419)   (225,686)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...  4,285,923  (4,955,782)
 Capital gain
   distribution.....     76,502      56,307
                     ----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....  4,010,703  (5,139,468)
                     ----------  ----------
From capital
 transactions
 (note 4):
 Net premiums.......     23,075      92,770
 Death benefits.....   (119,949)   (220,215)
 Surrenders......... (2,647,166) (3,422,242)

   Administrative
   expenses.........    (31,546)    (36,401)
 Capital
   contribution
   (withdrawal).....         --          --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............    115,994  (1,221,639)
                     ----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions... (2,659,592) (4,807,727)
                     ----------  ----------
Increase
 (decrease) in
 net assets.........  1,351,111  (9,947,195)
Net assets at
 beginning of
 year............... 22,126,888  32,074,083
                     ----------  ----------
Net assets at
 end of year........ 23,477,999  22,126,888
                     ==========  ==========
Change in
 units (note
 5):
 Units
   purchased........     90,201      69,082
 Units redeemed.....   (223,932)   (299,537)
                     ----------  ----------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........   (133,731)   (230,455)
                     ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              FIDELITY(R) VARIABLE
                               INSURANCE PRODUCTS
                                FUND (CONTINUED)
                             ----------------------

                                    VIP VALUE
                             STRATEGIES PORTFOLIO --
                                 SERVICE CLASS 2
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (39,225)    (43,346)
 Net realized gain
   (loss) on investments....    234,674      79,395
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    568,040    (706,197)
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    763,489    (670,148)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     27,430      45,834
 Death benefits.............        865     (62,262)
 Surrenders.................   (411,803)   (962,402)
 Administrative expenses....     (9,243)    (12,786)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,066,102     156,682
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    673,351    (834,934)
                             ----------  ----------
Increase (decrease) in
 net assets.................  1,436,840  (1,505,082)
Net assets at beginning
 of year....................  3,057,630   4,562,712
                             ----------  ----------
Net assets at end of year... $4,494,470   3,057,630
                             ==========  ==========
Change in units (note 5):
 Units purchased............    250,184     374,031
 Units redeemed.............   (202,656)   (466,638)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     47,528     (92,607)
                             ==========  ==========


                                                  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                             ----------------------------------------------------------------------------------------------
                                                         FRANKLIN LARGE       FRANKLIN TEMPLETON
                                  FRANKLIN INCOME          CAP GROWTH         VIP FOUNDING FUNDS          MUTUAL SHARES
                                 SECURITIES FUND --     SECURITIES FUND --    ALLOCATION FUND --        SECURITIES FUND --
                                   CLASS 2 SHARES        CLASS 2 SHARES         CLASS 2 SHARES            CLASS 2 SHARES
                             -------------------------  ----------------   ------------------------  -----------------------
                                                      YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                 2012         2011        2012      2011       2012         2011         2012        2011
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  25,075,390    23,860,561   (2,385)   (3,196)     947,994   (2,209,337)      49,090     432,754
 Net realized gain
   (loss) on investments....  (3,206,225)   (4,946,803)     382       263      261,149     (506,768)   5,477,768   1,608,065
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  33,953,946   (15,668,769)  38,747    (6,847)  11,963,158   (1,035,387)  (1,792,864) (3,519,437)
 Capital gain
   distribution.............          --            --       --        --           --           --           --          --
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  55,823,111     3,244,989   36,744    (9,780)  13,172,301   (3,751,492)   3,733,994  (1,478,618)
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............   2,199,146     2,660,716       --        --      376,663      545,837       80,024     585,410
 Death benefits.............  (1,057,656)   (1,199,413)      --        --     (407,259)    (229,016)    (167,929)    (74,578)
 Surrenders................. (66,602,144)  (61,259,766) (39,537)  (23,842)  (9,264,204)  (6,580,406)  (2,664,765) (4,939,462)
 Administrative expenses....  (1,461,028)   (1,537,410)  (1,076)   (1,120)    (539,079)    (556,862)     (93,286)   (310,983)
 Capital contribution
   (withdrawal).............          --            --       --        --           --           --           --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (26,923,231)  (42,300,473)  (9,588)  (15,698)  (3,537,725)  (5,237,229) (40,035,339) (2,025,400)
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (93,844,913) (103,636,346) (50,201)  (40,660) (13,371,604) (12,057,676) (42,881,295) (6,765,013)
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
Increase (decrease) in
 net assets................. (38,021,802) (100,391,357) (13,457)  (50,440)    (199,303) (15,809,168) (39,147,301) (8,243,631)
Net assets at beginning
 of year.................... 578,782,792   679,174,149  345,688   396,128  106,352,556  122,161,724   59,134,828  67,378,459
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
Net assets at end of year... 540,760,990   578,782,792  332,231   345,688  106,153,253  106,352,556   19,987,527  59,134,828
                             ===========  ============  =======   =======  ===========  ===========  ===========  ==========
Change in units (note 5):
 Units purchased............   2,134,829     3,214,728      173     3,611      416,124      976,691      165,846     787,001
 Units redeemed.............  (9,809,383)  (12,090,427)  (3,785)   (6,972)  (1,933,633)  (2,388,320)  (4,767,745) (1,408,889)
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (7,674,554)   (8,875,699)  (3,612)   (3,361)  (1,517,509)  (1,411,629)  (4,601,899)   (621,888)
                             ===========  ============  =======   =======  ===========  ===========  ===========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                           FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                             --------------------------------------------------------------------------------------------
                                                                              TEMPLETON GLOBAL
                                TEMPLETON FOREIGN      TEMPLETON FOREIGN       BOND SECURITIES        TEMPLETON GROWTH
                               SECURITIES FUND --     SECURITIES FUND --           FUND --           SECURITIES FUND --
                                 CLASS 1 SHARES         CLASS 2 SHARES         CLASS 1 SHARES          CLASS 2 SHARES
                             ----------------------  --------------------  ----------------------  ----------------------
                                                                            YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                2012        2011        2012       2011       2012        2011        2012        2011
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  165,962      56,160     23,344       (687)    646,954     542,776      59,152     (28,778)
 Net realized gain
   (loss) on investments....   (153,845)     42,217    (29,828)     4,813     257,318     351,337    (248,314)   (207,500)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,460,989  (1,398,713)   241,671   (169,193)    666,030  (1,215,317)  2,282,988    (767,941)
 Capital gain
   distribution.............         --          --         --         --      19,863      80,465          --          --
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,473,106  (1,300,336)   235,187   (165,067)  1,590,165    (240,739)  2,093,826  (1,004,219)
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      9,222      84,361         --         --       3,889      19,895      36,855      85,776
 Death benefits.............     30,510    (180,111)        --         --    (124,806)    (62,516)     11,937      (8,274)
 Surrenders.................   (970,467) (1,428,244)  (304,304)  (129,197) (1,953,418)   (900,928) (1,128,664)   (803,777)
 Administrative expenses....    (16,742)    (18,462)    (2,832)    (2,719)    (20,614)    (19,342)    (47,315)    (48,025)
 Capital contribution
   (withdrawal).............         --          --         --         --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............     98,252    (363,136)   475,211     65,907     713,430     792,568     568,760    (555,927)
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (849,225) (1,905,592)   168,075    (66,009) (1,381,519)   (170,323)   (558,427) (1,330,227)
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................    623,881  (3,205,928)   403,262   (231,076)    208,646    (411,062)  1,535,399  (2,334,446)
Net assets at beginning
 of year....................  9,374,149  12,580,077  1,284,958  1,516,034  12,164,992  12,576,054  11,548,407  13,882,853
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Net assets at end of year... $9,998,030   9,374,149  1,688,220  1,284,958  12,373,638  12,164,992  13,083,806  11,548,407
                             ==========  ==========  =========  =========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    138,204     189,419     66,200     20,456      94,317     119,873     267,794     157,625
 Units redeemed.............   (209,828)   (339,614)   (43,836)   (21,635)   (173,482)   (130,195)   (343,954)   (304,503)
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (71,624)   (150,195)    22,364     (1,179)    (79,165)    (10,322)    (76,160)   (146,878)
                             ==========  ==========  =========  =========  ==========  ==========  ==========  ==========

                              GE INVESTMENTS FUNDS,
                                      INC.
                             ----------------------

                                   CORE VALUE
                                 EQUITY FUND --
                                 CLASS 1 SHARES
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (58,733)   (118,554)
 Net realized gain
   (loss) on investments....    137,269     (12,007)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,516,483    (327,907)
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,595,019    (458,468)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     58,812      37,743
 Death benefits.............   (259,992)   (210,398)
 Surrenders................. (1,741,995) (1,866,993)
 Administrative expenses....    (41,210)    (44,686)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (384,049)   (576,308)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,368,434) (2,660,642)
                             ----------  ----------
Increase (decrease) in
 net assets.................   (773,415) (3,119,110)
Net assets at beginning
 of year.................... 14,327,902  17,447,012
                             ----------  ----------
Net assets at end of year... 13,554,487  14,327,902
                             ==========  ==========
Change in units (note 5):
 Units purchased............     46,726      66,337
 Units redeemed.............   (241,286)   (297,143)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (194,560)   (230,806)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                     ------------------------

                          INCOME FUND --
                          CLASS 1 SHARES
                     -----------------------
                            YEAR ENDED
                           DECEMBER 31,
                     -----------------------
                         2012        2011
                     -----------  ----------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........ $   260,930   1,209,860
 Net realized
   gain (loss)
   on
   investments......     199,879    (202,204)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   1,360,070   1,566,035
 Capital gain
   distribution.....          --          --
                     -----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....   1,820,879   2,573,691
                     -----------  ----------
From capital
 transactions
 (note 4):
 Net premiums.......     101,909      82,161
 Death benefits.....  (2,438,587)    (44,792)
 Surrenders.........  (6,634,146) (6,333,060)

   Administrative
   expenses.........     (98,441)   (102,729)
 Capital
   contribution
   (withdrawal).....          --          --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............    (497,076)    186,648
                     -----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (9,566,341) (6,211,772)
                     -----------  ----------
Increase
 (decrease) in
 net assets.........  (7,745,462) (3,638,081)
Net assets at
 beginning of
 year...............  45,799,899  49,437,980
                     -----------  ----------
Net assets at
 end of year........ $38,054,437  45,799,899
                     ===========  ==========
Change in
 units (note
 5):
 Units
   purchased........     331,192     398,181
 Units redeemed.....    (973,809)   (858,039)
                     -----------  ----------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........    (642,617)   (459,858)
                     ===========  ==========

                                          GE INVESTMENTS FUNDS, INC. (CONTINUED)
                     -------------------------------------------------------------------------------------------------------
                           INTERNATIONAL                MID-CAP
                          EQUITY FUND --            EQUITY FUND --                                    PREMIER GROWTH EQUITY
                          CLASS 1 SHARES            CLASS 1 SHARES            MONEY MARKET FUND      FUND -- CLASS 1 SHARES
                     ------------------------  ------------------------  --------------------------  ----------------------
                     PERIOD FROM               PERIOD FROM               PERIOD FROM
                     JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO         YEAR ENDED DECEMBER 31,
                      APRIL 30,   DECEMBER 31,  AUGUST 3,   DECEMBER 31,  AUGUST 3,    ------------------------------------
                         2012         2011         2012         2011         2012          2011         2012        2011
                     ------------ ------------ ------------ ------------ ------------  ------------  ----------  ----------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........     (44,427)     (92,752)    (591,582)  (1,080,061)   (1,668,631)   (3,191,996)   (236,576)   (507,821)
 Net realized
   gain (loss)
   on
   investments......  (7,390,720)  (2,212,889)   2,539,461    2,931,905            --            --   2,019,003     741,657
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   8,118,583      270,547    3,233,658  (13,549,598)           --            --   4,246,025    (480,978)
 Capital gain
   distribution.....          --           --           --    4,833,196            --            --          --          --
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....     683,436   (2,035,094)   5,181,537   (6,864,558)   (1,668,631)   (3,191,996)  6,028,452    (247,142)
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
From capital
 transactions
 (note 4):
 Net premiums.......       1,235       11,321      126,360      262,834     1,217,011     7,214,010      79,833     105,296
 Death benefits.....     (27,897)    (116,998)    (315,906)  (1,102,603)  (67,799,184) (105,001,268)   (694,636)   (444,612)
 Surrenders.........    (220,883)  (1,349,345)  (5,535,587) (11,570,998)  (58,135,525) (103,503,836) (4,753,150) (4,785,383)

   Administrative
   expenses.........      (5,172)     (16,311)     (90,368)    (163,263)     (239,400)     (477,150)    (83,217)    (91,679)
 Capital
   contribution
   (withdrawal).....          --           --           --           --            --            --          --          --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............  (9,197,204)  (1,316,481) (62,689,943)  (5,204,261)  (68,803,308)  197,019,896  (3,502,413) (1,052,434)
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (9,449,921)  (2,787,814) (68,505,444) (17,778,291) (193,760,406)   (4,748,348) (8,953,583) (6,268,812)
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
Increase
 (decrease) in
 net assets.........  (8,766,485)  (4,822,908) (63,323,907) (24,642,849) (195,429,037)   (7,940,344) (2,925,131) (6,515,954)
Net assets at
 beginning of
 year...............   8,766,485   13,589,393   63,323,907   87,966,756   195,429,037   203,369,381  33,683,000  40,198,954
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
Net assets at
 end of year........          --    8,766,485           --   63,323,907            --   195,429,037  30,757,869  33,683,000
                      ==========   ==========  ===========  ===========  ============  ============  ==========  ==========
Change in
 units (note
 5):
 Units
   purchased........      24,133       25,350       73,718      298,740    14,975,576    35,242,055     181,545     159,072
 Units redeemed.....    (776,422)    (216,321)  (3,399,123)  (1,146,859)  (32,069,745)  (35,534,777)   (929,193)   (739,947)
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........    (752,289)    (190,971)  (3,325,405)    (848,119)  (17,094,169)     (292,722)   (747,648)   (580,875)
                      ==========   ==========  ===========  ===========  ============  ============  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                    GE INVESTMENTS FUNDS, INC. (CONTINUED)
                     --------------------------------------------------------------------------------------------------------
                      REAL ESTATE SECURITIES                            SMALL-CAP EQUITY FUND --     TOTAL RETURN FUND --
                      FUND -- CLASS 1 SHARES    S&P 500(R) INDEX FUND       CLASS 1 SHARES              CLASS 1 SHARES
                     -----------------------  ------------------------  ----------------------   ---------------------------
                                                                            YEAR ENDED DECEMBER 31,
                     --------------------------------------------------------------------------------------------------------
                         2012        2011         2012         2011        2012         2011         2012           2011
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........ $   193,860    (205,386)     657,963      396,505    (611,386)    (706,228)   (1,348,337)      (105,231)
 Net realized
   gain (loss)
   on
   investments......   3,267,567   1,262,186    5,500,323    3,191,593   1,720,374    1,202,643     9,717,443      4,602,709
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   5,748,232   4,108,776   14,566,727   (2,897,119)    342,505      499,082    93,613,828    (51,724,538)
 Capital gain
   distribution.....          --          --           --           --   3,351,066           --            --             --
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....   9,209,659   5,165,576   20,725,013      690,979   4,802,559      995,497   101,982,934    (47,227,060)
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
From capital
 transactions
 (note 4):
 Net premiums.......     344,271     735,081      990,580      357,974      65,583      263,107    15,897,233     20,418,461
 Death benefits.....    (320,304)   (464,971)  (1,942,713)  (2,318,750)   (616,157)    (495,173)   (3,223,016)    (1,045,027)
 Surrenders.........  (7,909,499) (7,558,538) (18,275,302) (22,626,398) (5,262,701)  (6,452,835) (123,904,520)  (138,599,147)

   Administrative
   expenses.........    (203,396)   (190,076)    (357,529)    (339,729)    (94,792)    (108,312)     (635,006)      (725,584)
 Capital
   contribution
   (withdrawal).....          --          --           --           --          --           --            --             --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............    (181,700)   (853,572)   1,295,481   (8,814,374) (3,488,563)  (2,434,999)   19,683,128     24,345,446
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (8,270,628) (8,332,076) (18,289,483) (33,741,277) (9,396,630)  (9,228,212)  (92,182,181)   (95,605,851)
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
Increase
 (decrease) in
 net assets.........     939,031  (3,166,500)   2,435,530  (33,050,298) (4,594,071)  (8,232,715)    9,800,753   (142,832,911)
Net assets at
 beginning of
 year...............  63,441,802  66,608,302  148,250,504  181,300,802  41,381,100   49,613,815   985,186,301  1,128,019,212
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
Net assets at
 end of year........ $64,380,833  63,441,802  150,686,034  148,250,504  36,787,029   41,381,100   994,987,054    985,186,301
                     ===========  ==========  ===========  ===========  ==========   ==========  ============  =============
Change in
 units (note
 5):
 Units
   purchased........     568,179     643,246    1,607,372      736,574     104,623      223,069     7,425,947      7,272,661
 Units redeemed.....    (854,259) (1,060,989)  (2,681,820)  (3,315,999)   (614,150)    (742,723)  (14,793,417)   (15,084,521)
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........    (286,080)   (417,743)  (1,074,448)  (2,579,425)   (509,527)    (519,654)   (7,367,470)    (7,811,860)
                     ===========  ==========  ===========  ===========  ==========   ==========  ============  =============

                     ----------------------------
                         TOTAL RETURN FUND --
                            CLASS 3 SHARES
                     ----------------------------

                     ----------------------------
                          2012           2011
                     -------------  -------------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........    (6,785,678)    (5,517,662)
 Net realized
   gain (loss)
   on
   investments......     2,129,595     (3,573,108)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   103,519,554    (44,735,319)
 Capital gain
   distribution.....            --             --
                     -------------  -------------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....    98,863,471    (53,826,089)
                     -------------  -------------
From capital
 transactions
 (note 4):
 Net premiums.......    10,182,027     14,157,158
 Death benefits.....    (2,187,608)    (1,269,073)
 Surrenders.........   (89,082,909)   (81,635,942)

   Administrative
   expenses.........    (3,515,598)    (3,597,023)
 Capital
   contribution
   (withdrawal).....            --             --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............   (30,878,175)   (26,386,494)
                     -------------  -------------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (115,482,263)   (98,731,374)
                     -------------  -------------
Increase
 (decrease) in
 net assets.........   (16,618,792)  (152,557,463)
Net assets at
 beginning of
 year............... 1,014,141,581  1,166,699,044
                     -------------  -------------
Net assets at
 end of year........   997,522,789  1,014,141,581
                     =============  =============
Change in
 units (note
 5):
 Units
   purchased........     3,389,693      5,741,981
 Units redeemed.....   (15,142,246)   (15,987,359)
                     -------------  -------------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........   (11,752,553)   (10,245,378)
                     =============  =============

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              GE INVESTMENTS FUNDS,
                                 INC. (CONTINUED)
                             -----------------------  -------------------------
                                                          GENWORTH CALAMOS
                               U.S. EQUITY FUND --         GROWTH FUND --
                                  CLASS 1 SHARES           SERVICE SHARES
                             -----------------------  ------------------------
                                    YEAR ENDED        PERIOD FROM
                                   DECEMBER 31,       JANUARY 1 TO  YEAR ENDED
                             -----------------------  JANUARY 27,  DECEMBER 31,
                                 2012        2011         2012         2011
                             -----------  ----------  ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (85,034)   (249,313)     (24,938)    (345,559)
 Net realized gain
   (loss) on investments....     429,305      82,890      584,170    1,657,656
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   3,255,737  (1,099,501)     577,528   (5,084,483)
 Capital gain
   distribution.............          --          --           --    2,177,207
                             -----------  ----------  -----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   3,600,008  (1,265,924)   1,136,760   (1,595,179)
                             -----------  ----------  -----------   ----------
From capital
 transactions (note 4):
 Net premiums...............     150,542     155,617        7,661      209,937
 Death benefits.............    (279,464)   (523,814)      (1,601)     (54,403)
 Surrenders.................  (3,145,560) (3,533,985)     (89,556)  (1,720,687)
 Administrative expenses....     (66,708)    (69,191)      (7,732)    (115,790)
 Capital contribution
   (withdrawal).............          --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,265,468) (1,455,107) (19,516,438)  (1,045,566)
                             -----------  ----------  -----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,606,658) (5,426,480) (19,607,666)  (2,726,509)
                             -----------  ----------  -----------   ----------
Increase (decrease) in
 net assets.................  (1,006,650) (6,692,404) (18,470,906)  (4,321,688)
Net assets at beginning
 of year....................  26,806,067  33,498,471   18,470,906   22,792,594
                             -----------  ----------  -----------   ----------
Net assets at end of year... $25,799,417  26,806,067           --   18,470,906
                             ===========  ==========  ===========   ==========
Change in units (note 5):
 Units purchased............      66,881      96,331       30,203      649,466
 Units redeemed.............    (451,944)   (582,968)  (1,763,666)    (867,737)
                             -----------  ----------  -----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (385,063)   (486,637)  (1,733,463)    (218,271)
                             ===========  ==========  ===========   ==========

                                       GENWORTH VARIABLE INSURANCE TRUST
                             -------------------------------------------------------------------------------
                                 GENWORTH DAVIS NY       GENWORTH EATON VANCE        GENWORTH ENHANCED
                                  VENTURE FUND --       LARGE CAP VALUE FUND --  INTERNATIONAL INDEX FUND --
                                  SERVICE SHARES            SERVICE SHARES            SERVICE SHARES
                             ------------------------  ------------------------  --------------------------
                             PERIOD FROM               PERIOD FROM               PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO   YEAR ENDED
                             JANUARY 27,  DECEMBER 31, JANUARY 27,  DECEMBER 31, JANUARY 27,   DECEMBER 31,
                                 2012         2011         2012         2011         2012          2011
                             ------------ ------------ ------------ ------------ ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      (8,358)    (64,166)      (56,070)    (171,961)      (4,559)       93,095
 Net realized gain
   (loss) on investments....   1,070,897       2,418     2,704,214      944,154   (2,845,066)       93,292
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (543,093)   (788,608)   (1,113,497)  (4,121,632)   2,942,287    (1,414,971)
 Capital gain
   distribution.............          --          --            --      675,045           --            --
                             -----------   ---------   -----------   ----------   ----------    ----------
    Increase (decrease)
     in net assets from
     operations.............     519,446    (850,356)    1,534,647   (2,674,394)      92,662    (1,228,584)
                             -----------   ---------   -----------   ----------   ----------    ----------
From capital
 transactions (note 4):
 Net premiums...............       8,456     152,581        14,740      451,807       13,500        72,126
 Death benefits.............          --     (43,654)       (5,529)     (77,904)          --        (7,657)
 Surrenders.................     (10,306)   (455,442)     (181,790)  (3,312,527)      (5,548)     (436,507)
 Administrative expenses....      (2,456)    (56,098)      (18,417)    (243,355)        (888)      (20,837)
 Capital contribution
   (withdrawal).............  (3,031,641)     18,934            --           --   (6,623,311)       83,761
 Transfers between
   subaccounts
   (including fixed
   account), net............  (7,402,594)  2,511,978   (42,464,662)   1,394,023   (1,327,352)     (301,435)
                             -----------   ---------   -----------   ----------   ----------    ----------
    Increase (decrease)
     in net assets from
     capital transactions... (10,438,541)  2,128,299   (42,655,658)  (1,787,956)  (7,943,599)     (610,549)
                             -----------   ---------   -----------   ----------   ----------    ----------
Increase (decrease) in
 net assets.................  (9,919,095)  1,277,943   (41,121,011)  (4,462,350)  (7,850,937)   (1,839,133)
Net assets at beginning
 of year....................   9,919,095   8,641,152    41,121,011   45,583,361    7,850,937     9,690,070
                             -----------   ---------   -----------   ----------   ----------    ----------
Net assets at end of year...          --   9,919,095            --   41,121,011           --     7,850,937
                             ===========   =========   ===========   ==========   ==========    ==========
Change in units (note 5):
 Units purchased............      21,285     629,510        13,696      889,919        3,246       129,663
 Units redeemed.............    (765,385)   (440,843)   (4,749,430)  (1,062,927)    (408,694)     (182,433)
                             -----------   ---------   -----------   ----------   ----------    ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (744,100)    188,667    (4,735,734)    (173,008)    (405,448)      (52,770)
                             ===========   =========   ===========   ==========   ==========    ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                           GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             --------------------------------------------------------------------------------
                                                            GENWORTH LEGG MASON
                               GENWORTH GOLDMAN SACHS     CLEARBRIDGE AGGRESSIVE         GENWORTH PIMCO
                              ENHANCED CORE BOND INDEX        GROWTH FUND --           STOCKSPLUS FUND --
                               FUND -- SERVICE SHARES         SERVICE SHARES             SERVICE SHARES
                             --------------------------  ------------------------  -------------------------
                              PERIOD FROM                PERIOD FROM               PERIOD FROM
                              JANUARY 1 TO   YEAR ENDED  JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO   YEAR ENDED
                              JANUARY 27,   DECEMBER 31, JANUARY 27,  DECEMBER 31, JANUARY 27,   DECEMBER 31,
                                  2012          2011         2012         2011         2012          2011
                             -------------  ------------ ------------ ------------ ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    (184,708)     270,334      (54,200)    (756,220)     (211,935)   1,216,203
 Net realized gain
   (loss) on investments....      (297,093)     130,000    2,169,952    1,101,186      (158,643)   3,230,021
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (1,312,998)   6,393,868      533,830   (2,617,264)    6,788,757  (15,490,312)
 Capital gain
   distribution.............            --           --           --    2,733,689            --   12,346,986
                             -------------  -----------  -----------   ----------  ------------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (1,794,799)   6,794,202    2,649,582      461,391     6,418,179    1,302,898
                             -------------  -----------  -----------   ----------  ------------  -----------
From capital
 transactions (note 4):
 Net premiums...............        48,243    1,423,816       14,725      422,841        59,049    1,590,609
 Death benefits.............       (18,311)    (279,276)      (5,473)     (88,631)        5,245     (328,589)
 Surrenders.................      (702,316) (11,395,384)    (180,599)  (3,368,376)     (714,586) (12,329,861)
 Administrative expenses....       (60,704)    (869,675)     (17,887)    (239,856)      (69,819)    (938,758)
 Capital contribution
   (withdrawal).............            --           --           --           --            --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (135,301,327)  (8,548,332) (41,563,859)  (2,342,144) (160,286,291)  (8,094,316)
                             -------------  -----------  -----------   ----------  ------------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (136,034,415) (19,668,851) (41,753,093)  (5,616,166) (161,006,402) (20,100,915)
                             -------------  -----------  -----------   ----------  ------------  -----------
Increase (decrease) in
 net assets.................  (137,829,214) (12,874,649) (39,103,511)  (5,154,775) (154,588,223) (18,798,017)
Net assets at beginning
 of year....................   137,829,214  150,703,863   39,103,511   44,258,286   154,588,223  173,386,240
                             -------------  -----------  -----------   ----------  ------------  -----------
Net assets at end of year... $          --  137,829,214           --   39,103,511            --  154,588,223
                             =============  ===========  ===========   ==========  ============  ===========
Change in units (note 5):
 Units purchased............       288,863    2,611,345        7,041      850,443        33,207    1,860,664
 Units redeemed.............   (11,588,786)  (4,242,109)  (3,287,764)  (1,286,597)  (12,943,309)  (3,457,302)
                             -------------  -----------  -----------   ----------  ------------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (11,299,923)  (1,630,764)  (3,280,723)    (436,154)  (12,910,102)  (1,596,638)
                             =============  ===========  ===========   ==========  ============  ===========

                                                            GOLDMAN SACHS
                                                         VARIABLE INSURANCE
                                                                TRUST
                             ------------------------- ----------------------

                                GENWORTH PYRAMIS(R)      GOLDMAN SACHS LARGE
                                SMALL/MID CAP CORE        CAP VALUE FUND --
                              FUND -- SERVICE SHARES    INSTITUTIONAL SHARES
                             ------------------------  ----------------------
                             PERIOD FROM
                             JANUARY 1 TO       YEAR ENDED DECEMBER 31,
                             JANUARY 27,  -----------------------------------
                                 2012         2011        2012        2011
                             ------------ -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (54,306)    (568,227)    (14,666)    (35,981)
 Net realized gain
   (loss) on investments....  (2,576,149)   2,309,596     (42,195)   (125,218)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   4,810,418  (13,143,039)  1,414,193    (803,153)
 Capital gain
   distribution.............          --    8,185,773     229,612          --
                             -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   2,179,963   (3,215,897)  1,586,944    (964,352)
                             -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      14,770      388,466         168      13,769
 Death benefits.............      (5,191)     (78,905)   (141,587)    (86,293)
 Surrenders.................    (181,507)  (3,341,878) (1,032,835) (1,281,750)
 Administrative expenses....     (18,124)    (238,382)    (16,020)    (17,241)
 Capital contribution
   (withdrawal).............          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (41,432,562)     759,913    (716,978)   (450,616)
                             -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (41,622,614)  (2,510,786) (1,907,252) (1,822,131)
                             -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................. (39,442,651)  (5,726,683)   (320,308) (2,786,483)
Net assets at beginning
 of year....................  39,442,651   45,169,334   9,728,378  12,514,861
                             -----------  -----------  ----------  ----------
Net assets at end of year...          --   39,442,651   9,408,070   9,728,378
                             ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............      12,163    1,269,926      29,872      69,797
 Units redeemed.............  (4,189,661)  (1,442,737)   (209,972)   (248,395)
                             -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (4,177,498)    (172,811)   (180,100)   (178,598)
                             ===========  ===========  ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                              (CONTINUED)
                             --------------------------------------------  ---------------------

                                                       GOLDMAN SACHS MONEY  JPMORGAN INSURANCE
                               GOLDMAN SACHS MID CAP     MARKET FUND --       TRUST CORE BOND
                                    VALUE FUND           SERVICE SHARES    PORTFOLIO -- CLASS 1
                             ------------------------  ------------------- --------------------
                                    YEAR ENDED             PERIOD FROM
                                   DECEMBER 31,            AUGUST 3 TO
                             ------------------------     DECEMBER 31,     ---------------------
                                 2012         2011            2012            2012       2011
                             -----------  -----------  ------------------- ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (204,627)    (496,667)      (1,312,265)      146,574    210,331
 Net realized gain
   (loss) on investments....     931,085      529,647               --        76,987     57,387
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   7,785,914   (4,909,242)              --       (50,258)    37,064
 Capital gain
   distribution.............          --           --               --            --         --
                             -----------  -----------      -----------     ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   8,512,372   (4,876,262)      (1,312,265)      173,303    304,782
                             -----------  -----------      -----------     ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     122,708       97,854          576,467            --         --
 Death benefits.............    (751,484)    (431,475)     (38,187,419)           --         --
 Surrenders.................  (7,225,620)  (8,907,763)     (30,263,042)     (805,810)  (472,070)
 Administrative expenses....     (91,603)     (99,807)        (214,899)       (7,453)    (7,944)
 Capital contribution
   (withdrawal).............          --           --               --            --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (422,926)  (1,268,639)     271,010,143       (87,108)  (210,464)
                             -----------  -----------      -----------     ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (8,368,925) (10,609,830)     202,921,250      (900,371)  (690,478)
                             -----------  -----------      -----------     ---------  ---------
Increase (decrease) in
 net assets.................     143,447  (15,486,092)     201,608,985      (727,068)  (385,696)
Net assets at beginning
 of year....................  53,592,062   69,078,154               --     5,280,101  5,665,797
                             -----------  -----------      -----------     ---------  ---------
Net assets at end of year... $53,735,509   53,592,062      201,608,985     4,553,033  5,280,101
                             ===========  ===========      ===========     =========  =========
Change in units (note 5):
 Units purchased............     187,976      433,125       32,291,069        46,317     57,109
 Units redeemed.............    (554,868)    (910,206)     (12,001,042)     (112,854)  (110,104)
                             -----------  -----------      -----------     ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (366,892)    (477,081)      20,290,027       (66,537)   (52,995)
                             ===========  ===========      ===========     =========  =========

                                    JPMORGAN INSURANCE TRUST
                             ---------------------------------------------------------------
                                                       JPMORGAN              JPMORGAN
                              JPMORGAN INSURANCE    INSURANCE TRUST      INSURANCE TRUST
                              TRUST EQUITY INDEX   INTERNATIONAL EQUITY  INTREPID GROWTH
                             PORTFOLIO -- CLASS 1  PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1
                             --------------------  -------------------  -------------------

                                    YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------
                                2012       2011      2012       2011      2012       2011
                             ---------  ---------   -------   -------   --------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (1,029)    (4,737)     235        108     (8,410)   (5,486)
 Net realized gain
   (loss) on investments....   142,621     45,122    2,007     13,338     35,525    17,670
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    94,245    (36,911)  12,699    (23,276)    63,849   (12,011)
 Capital gain
   distribution.............        --         --       --         --         --        --
                             ---------  ---------   -------   -------   --------   -------
    Increase (decrease)
     in net assets from
     operations.............   235,837      3,474   14,941     (9,830)    90,964       173
                             ---------  ---------   -------   -------   --------   -------
From capital
 transactions (note 4):
 Net premiums...............        --         --       --         --         --        --
 Death benefits.............        --         --       --         --         --        --
 Surrenders.................  (257,854)  (137,301)  (6,576)    (7,080)  (147,145)  (32,352)
 Administrative expenses....    (2,143)    (2,504)    (480)      (421)      (692)     (518)
 Capital contribution
   (withdrawal).............        --         --       --         --         --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (550,461)    14,812   (6,797)    (9,917)   151,200    50,228
                             ---------  ---------   -------   -------   --------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  (810,458)  (124,993) (13,853)   (17,418)     3,363    17,358
                             ---------  ---------   -------   -------   --------   -------
Increase (decrease) in
 net assets.................  (574,621)  (121,519)   1,088    (27,248)    94,327    17,531
Net assets at beginning
 of year.................... 2,155,941  2,277,460   81,992    109,240    578,348   560,817
                             ---------  ---------   -------   -------   --------   -------
Net assets at end of year... 1,581,320  2,155,941   83,080     81,992    672,675   578,348
                             =========  =========   =======   =======   ========   =======
Change in units (note 5):
 Units purchased............    17,099     29,132      680      7,735     22,368    14,892
 Units redeemed.............   (96,773)   (41,318)  (1,628)    (8,758)   (21,089)  (13,213)
                             ---------  ---------   -------   -------   --------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (79,674)   (12,186)    (948)    (1,023)     1,279     1,679
                             =========  =========   =======   =======   ========   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         JPMORGAN INSURANCE TRUST (CONTINUED)
                             -----------------------------------------------------------------------------------
                                  JPMORGAN            JPMORGAN             JPMORGAN            JPMORGAN
                               INSURANCE TRUST     INSURANCE TRUST      INSURANCE TRUST     INSURANCE TRUST
                              INTREPID MID CAP     MID CAP GROWTH        MID CAP VALUE      SMALL CAP CORE
                             PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1
                             ------------------   -------------------  -------------------  -------------------
                                                                YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------
                                2012       2011     2012       2011      2012       2011     2012       2011
                             ---------   -------   -------   -------    -------   -------    ------     ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (5,941)   (6,161) (10,118)   (10,315)     (735)      (338)    (527)      (389)
 Net realized gain
   (loss) on investments....    24,881    17,253   35,162     29,357    15,008     27,792    1,356        943
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    53,908   (23,075)  40,996    (54,281)    5,065    (24,264)   3,659     (2,423)
 Capital gain
   distribution.............        --        --    6,322         --        --         --       --         --
                             ---------   -------   -------   -------    -------   -------    ------     ------
    Increase (decrease)
     in net assets from
     operations.............    72,848   (11,983)  72,362    (35,239)   19,338      3,190    4,488     (1,869)
                             ---------   -------   -------   -------    -------   -------    ------     ------
From capital
 transactions (note 4):
 Net premiums...............        --        --       --         --        --         --       --         --
 Death benefits.............        --        --       --         --        --         --       --         --
 Surrenders.................   (88,749)  (34,868) (73,590)   (32,272)  (40,533)   (27,801)  (2,632)    (2,855)
 Administrative expenses....      (528)     (509)    (512)      (487)     (378)      (364)     (24)       (47)
 Capital contribution
   (withdrawal).............        --        --       --         --        --         --       --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (22,063)   17,673  (16,674)    35,542     7,703    (13,128)  20,086          1
                             ---------   -------   -------   -------    -------   -------    ------     ------
    Increase (decrease)
     in net assets from
     capital transactions...  (111,340)  (17,704) (90,776)     2,783   (33,208)   (41,293)  17,430     (2,901)
                             ---------   -------   -------   -------    -------   -------    ------     ------
Increase (decrease) in
 net assets.................   (38,492)  (29,687) (18,414)   (32,456)  (13,870)   (38,103)  21,918     (4,770)
Net assets at beginning
 of year....................   545,467   575,154  516,454    548,910   117,780    155,883   25,400     30,170
                             ---------   -------   -------   -------    -------   -------    ------     ------
Net assets at end of year... $ 506,975   545,467  498,040    516,454   103,910    117,780   47,318     25,400
                             =========   =======   =======   =======    =======   =======    ======     ======
Change in units (note 5):
 Units purchased............     5,046    12,100    7,207     13,146       818      3,857    1,492         --
 Units redeemed.............   (15,726)  (13,188) (15,052)   (12,041)   (2,721)    (6,328)    (524)      (192)
                             ---------   -------   -------   -------    -------   -------    ------     ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (10,680)   (1,088)  (7,845)     1,105    (1,903)    (2,471)     968       (192)
                             =========   =======   =======   =======    =======   =======    ======     ======

                             --------------------
                                   JPMORGAN
                                INSURANCE TRUST
                                  U.S. EQUITY
                             PORTFOLIO -- CLASS 1
                             --------------------

                             --------------------
                                2012       2011
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (7,338)   (17,135)
 Net realized gain
   (loss) on investments....   139,255     38,363
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   137,623    (98,045)
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   269,540    (76,817)
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        --         --
 Death benefits.............        --         --
 Surrenders.................  (274,088)  (128,856)
 Administrative expenses....    (1,626)    (1,947)
 Capital contribution
   (withdrawal).............        --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (653,176)   166,804
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (928,890)    36,001
                             ---------  ---------
Increase (decrease) in
 net assets.................  (659,350)   (40,816)
Net assets at beginning
 of year.................... 2,160,636  2,201,452
                             ---------  ---------
Net assets at end of year... 1,501,286  2,160,636
                             =========  =========
Change in units (note 5):
 Units purchased............    12,316     38,324
 Units redeemed.............   (92,504)   (34,661)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (80,188)     3,663
                             =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                  JANUS ASPEN SERIES
                             -----------------------------------------------------------------------------

                               BALANCED PORTFOLIO --      BALANCED PORTFOLIO --   ENTERPRISE PORTFOLIO --
                                INSTITUTIONAL SHARES         SERVICE SHARES         INSTITUTIONAL SHARES
                             -------------------------  ------------------------  -----------------------
                                                                                YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------
                                 2012          2011         2012         2011        2012         2011
                             ------------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  1,338,706    1,055,975      917,655      496,032    (725,781)    (804,799)
 Net realized gain
   (loss) on investments....    1,951,943    2,724,176    2,100,104    3,298,405   2,528,678    2,726,970
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    1,019,638   (8,988,103)   2,318,133  (11,802,930)  5,517,523   (3,294,601)
 Capital gain
   distribution.............    7,284,021    5,704,206    9,219,108    7,494,089          --           --
                             ------------  -----------  -----------  -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   11,594,308      496,254   14,555,000     (514,404)  7,320,420   (1,372,430)
                             ------------  -----------  -----------  -----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............       77,766      378,142      798,599    1,691,116     101,192       88,503
 Death benefits.............   (2,276,886)  (2,211,263)    (770,659)    (784,163)   (653,033)    (545,265)
 Surrenders.................  (13,710,346) (15,054,896) (16,891,883) (21,025,961) (5,558,412)  (6,627,388)
 Administrative expenses....     (164,447)    (176,806)    (459,419)    (476,423)    (88,076)     (92,966)
 Capital contribution
   (withdrawal).............           --           --           --           --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     (231,036)    (448,366)  (1,586,379)  (4,895,567) (1,146,663)  (3,077,722)
                             ------------  -----------  -----------  -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (16,304,949) (17,513,189) (18,909,741) (25,490,998) (7,344,992) (10,254,838)
                             ------------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in
 net assets.................   (4,710,641) (17,016,935)  (4,354,741) (26,005,402)    (24,572) (11,627,268)
Net assets at beginning
 of year....................  101,966,693  118,983,628  133,861,017  159,866,419  49,327,588   60,954,856
                             ------------  -----------  -----------  -----------  ----------  -----------
Net assets at end of year... $ 97,256,052  101,966,693  129,506,276  133,861,017  49,303,016   49,327,588
                             ============  ===========  ===========  ===========  ==========  ===========
Change in units (note 5):
 Units purchased............      137,048      200,500      777,553    1,085,921      87,533       59,835
 Units redeemed.............     (781,475)    (945,052)  (2,110,127)  (2,979,050)   (370,912)    (566,478)
                             ------------  -----------  -----------  -----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (644,427)    (744,552)  (1,332,574)  (1,893,129)   (283,379)    (506,643)
                             ============  ===========  ===========  ===========  ==========  ===========

                             -----------------------------------------------
                                                            FLEXIBLE
                             ENTERPRISE PORTFOLIO --    BOND PORTFOLIO --
                                 SERVICE SHARES       INSTITUTIONAL SHARES
                             ----------------------  ----------------------

                             -----------------------------------------------
                                2012        2011        2012        2011
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (76,854)    (96,643)    441,968     535,571
 Net realized gain
   (loss) on investments....    399,734     705,415      90,160     150,279
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    382,029    (787,024)    505,410    (816,382)
 Capital gain
   distribution.............         --          --     417,776   1,325,047
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    704,909    (178,252)  1,455,314   1,194,515
                             ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     21,759     156,494      30,730      10,304
 Death benefits.............   (172,823)   (208,068)   (334,657)   (303,019)
 Surrenders................. (1,143,895) (1,413,845) (2,651,129) (3,116,582)
 Administrative expenses....     (6,874)     (8,187)    (32,875)    (33,116)
 Capital contribution
   (withdrawal).............         --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (72,338)    (56,051)  1,037,380    (312,032)
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,374,171) (1,529,657) (1,950,551) (3,754,445)
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (669,262) (1,707,909)   (495,237) (2,559,930)
Net assets at beginning
 of year....................  5,081,582   6,789,491  22,216,892  24,776,822
                             ----------  ----------  ----------  ----------
Net assets at end of year...  4,412,320   5,081,582  21,721,655  22,216,892
                             ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     29,559     245,736     101,930     122,829
 Units redeemed.............   (210,663)   (448,849)   (187,934)   (298,299)
                             ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (181,104)   (203,113)    (86,004)   (175,470)
                             ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                           JANUS ASPEN SERIES (CONTINUED)
                             ---------------------------------------------------------------------------------------------------
                                                                                   GLOBAL TECHNOLOGY
                                FORTY PORTFOLIO --        FORTY PORTFOLIO --         PORTFOLIO --          JANUS PORTFOLIO --
                               INSTITUTIONAL SHARES         SERVICE SHARES          SERVICE SHARES        INSTITUTIONAL SHARES
                             ------------------------  -----------------------  ----------------------  -----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2012         2011        2012         2011        2012        2011        2012         2011
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (338,664)    (512,589)   (610,551)    (701,319)    (91,512)   (109,901)   (455,007)    (480,611)
 Net realized gain
   (loss) on investments....   2,522,847    2,176,136   2,878,116    1,550,345     361,105     720,245   1,414,634    1,405,826
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   6,363,791   (5,227,894)  7,853,209   (4,774,532)    732,836  (1,335,648)  6,236,024   (4,511,335)
 Capital gain
   distribution.............          --           --          --           --          --          --     875,627           --
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   8,547,974   (3,564,347) 10,120,774   (3,925,506)  1,002,429    (725,304)  8,071,278   (3,586,120)
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      95,138      115,417     322,519      545,119      53,786       7,785     111,609      262,335
 Death benefits.............  (1,190,902)  (1,183,951)   (324,170)    (369,180)   (246,715)   (124,572)   (778,536)  (1,227,408)
 Surrenders.................  (5,044,863)  (5,716,374) (5,600,718)  (5,283,383)   (784,835)   (958,244) (5,323,534)  (7,335,592)
 Administrative expenses....     (76,306)     (81,185)   (260,780)    (228,191)    (12,651)    (14,920)    (91,861)     (98,545)
 Capital contribution
   (withdrawal).............          --           --          --           --          --          --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (770,197)  (2,754,618)  4,382,219   (1,199,849)   (274,523)   (279,534) (1,612,623)  (2,028,660)
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (6,987,130)  (9,620,711) (1,480,930)  (6,535,484) (1,264,938) (1,369,485) (7,694,945) (10,427,870)
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................   1,560,844  (13,185,058)  8,639,844  (10,460,990)   (262,509) (2,094,789)    376,333  (14,013,990)
Net assets at beginning
 of year....................  39,819,375   53,004,433  44,050,341   54,511,331   6,061,136   8,155,925  49,567,914   63,581,904
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
Net assets at end of year... $41,380,219   39,819,375  52,690,185   44,050,341   5,798,627   6,061,136  49,944,247   49,567,914
                             ===========  ===========  ==========  ===========  ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............     110,032       54,845   1,625,216      823,827      83,377     459,995      50,297       72,646
 Units redeemed.............    (443,450)    (543,983) (1,668,496)  (1,357,995)   (327,329)   (741,624)   (526,482)    (798,056)
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (333,418)    (489,138)    (43,280)    (534,168)   (243,952)   (281,629)   (476,185)    (725,410)
                             ===========  ===========  ==========  ===========  ==========  ==========  ==========  ===========

                             ----------------------

                               JANUS PORTFOLIO --
                                 SERVICE SHARES
                             ---------------------

                             ----------------------
                                2012       2011
                             ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (46,853)    (53,134)
 Net realized gain
   (loss) on investments....   204,798     203,440
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   420,847    (458,334)
 Capital gain
   distribution.............    70,561          --
                             ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   649,353    (308,028)
                             ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............    22,250      56,555
 Death benefits.............  (117,501)      3,961
 Surrenders.................  (738,733)   (991,737)
 Administrative expenses....    (7,012)     (7,103)
 Capital contribution
   (withdrawal).............        --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (83,807)     (4,954)
                             ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (924,803)   (943,278)
                             ---------  ----------
Increase (decrease) in
 net assets.................  (275,450) (1,251,306)
Net assets at beginning
 of year.................... 4,114,769   5,366,075
                             ---------  ----------
Net assets at end of year... 3,839,319   4,114,769
                             =========  ==========
Change in units (note 5):
 Units purchased............     6,215      22,465
 Units redeemed.............  (130,063)   (160,344)
                             ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (123,848)   (137,879)
                             =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                               JANUS ASPEN SERIES (CONTINUED)
                             -------------------------------------------------------------------------------------------------



                               OVERSEAS PORTFOLIO --    OVERSEAS PORTFOLIO --   WORLDWIDE PORTFOLIO --  WORLDWIDE PORTFOLIO --
                               INSTITUTIONAL SHARES        SERVICE SHARES        INSTITUTIONAL SHARES       SERVICE SHARES
                             ------------------------  ----------------------  -----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2012         2011        2012        2011        2012         2011        2012        2011
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (408,683)    (771,935)    (66,371)   (137,494)   (289,651)    (522,219)    (40,106)    (64,988)
 Net realized gain
   (loss) on investments....  (1,159,223)   3,331,925     449,850   1,733,836    (528,194)    (182,014)      7,372      78,097
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   1,862,123  (32,440,193)   (353,367) (6,053,011)  9,555,650   (8,581,122)    817,463    (934,911)
 Capital gain
   distribution.............   5,557,944      760,924     732,292     118,501          --           --          --          --
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   5,852,161  (29,119,279)    762,404  (4,338,168)  8,737,805   (9,285,355)    784,729    (921,802)
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      33,157      253,581          --          --      72,847      103,111      26,163       7,882
 Death benefits.............    (729,306)  (1,105,390)   (174,004)   (181,526) (1,010,564)    (821,341)   (177,794)    (72,501)
 Surrenders.................  (5,613,791)  (9,250,554) (1,201,597) (2,360,253) (5,817,564)  (7,413,905)   (770,895)   (869,363)
 Administrative expenses....     (80,873)    (104,493)    (15,726)    (28,510)    (81,582)     (95,623)     (7,111)     (8,613)
 Capital contribution
   (withdrawal).............          --           --          --          --          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,846,141)  (6,010,104)   (698,726) (1,465,494) (1,225,862)  (1,933,077)   (234,685)     20,139
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (9,236,954) (16,216,960) (2,090,053) (4,035,783) (8,062,725) (10,160,835) (1,164,322)   (922,456)
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................  (3,384,793) (45,336,239) (1,327,649) (8,373,951)    675,080  (19,446,190)   (379,593) (1,844,258)
Net assets at beginning
 of year....................  53,699,203   99,035,442   7,619,356  15,993,307  51,192,330   70,638,520   4,955,506   6,799,764
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
Net assets at end of year... $50,314,410   53,699,203   6,291,707   7,619,356  51,867,410   51,192,330   4,575,913   4,955,506
                             ===========  ===========  ==========  ==========  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     118,300      154,544       2,344       1,915      91,003       54,114      38,469      89,531
 Units redeemed.............    (456,847)    (640,845)   (145,409)   (231,193)   (511,244)    (615,625)   (232,644)   (234,438)
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (338,547)    (486,301)   (143,065)   (229,278)   (420,241)    (561,511)   (194,175)   (144,907)
                             ===========  ===========  ==========  ==========  ==========  ===========  ==========  ==========

                              LEGG MASON PARTNERS
                             VARIABLE EQUITY TRUST
                             ---------------------
                                   LEGG MASON
                              CLEARBRIDGE VARIABLE
                               AGGRESSIVE GROWTH
                                  PORTFOLIO --
                                    CLASS II
                             ---------------------

                             ----------------------
                                2012        2011
                             ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (79,282)   (93,633)
 Net realized gain
   (loss) on investments....    402,998    276,400
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    350,379   (377,650)
 Capital gain
   distribution.............    183,461         --
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............    857,556   (194,883)
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............      3,285     10,947
 Death benefits.............     11,252    (14,749)
 Surrenders.................   (770,640)  (857,175)
 Administrative expenses....    (16,372)   (15,940)
 Capital contribution
   (withdrawal).............         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (667,991)   604,301
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (1,440,466)  (272,616)
                             ----------  ---------
Increase (decrease) in
 net assets.................   (582,910)  (467,499)
Net assets at beginning
 of year....................  5,388,306  5,855,805
                             ----------  ---------
Net assets at end of year...  4,805,396  5,388,306
                             ==========  =========
Change in units (note 5):
 Units purchased............     40,291    182,045
 Units redeemed.............   (131,801)  (226,442)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (91,510)   (44,397)
                             ==========  =========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                 LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED)
                             --------------------------------------------------------------------------------------------
                                   LEGG MASON             LEGG MASON             LEGG MASON              LEGG MASON
                              CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE
                                 EQUITY INCOME          EQUITY INCOME        FUNDAMENTAL ALL CAP       LARGE CAP VALUE
                              BUILDER PORTFOLIO --   BUILDER PORTFOLIO --    VALUE PORTFOLIO --         PORTFOLIO --
                                    CLASS I                CLASS II                CLASS I                 CLASS I
                             ---------------------  ---------------------  ----------------------  ----------------------
                                                                            YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                2012        2011       2012       2011        2012        2011        2012        2011
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   87,843     91,689     51,793      69,927       1,222     (28,575)     79,004      76,979
 Net realized gain
   (loss) on investments....    (39,060)  (157,290)   (74,539)   (303,883)    (67,341)   (128,573)    295,310     134,892
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    603,679    372,324    819,220     652,047     870,061    (415,543)  1,024,951     173,676
 Capital gain
   distribution.............         --         --         --          --          --          --       9,895          --
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    652,462    306,723    796,474     418,091     803,942    (572,691)  1,409,160     385,547
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     13,600     61,341     30,000      40,400     202,923      36,357       2,610      13,540
 Death benefits.............     19,461     (5,493)     3,037     (13,325)     (4,827)    (90,684)     81,980     (99,577)
 Surrenders.................   (985,046)  (613,706)  (932,711)   (874,240)   (608,474)   (831,959) (1,150,109)   (977,133)
 Administrative expenses....    (11,028)    (8,579)    (9,364)     (8,395)    (24,381)    (25,966)    (16,974)    (17,600)
 Capital contribution
   (withdrawal).............         --         --         --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,238,488    684,816    161,781    (414,167)   (696,354)   (701,401)   (132,398)   (172,916)
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    275,475    118,379   (747,257) (1,269,727) (1,131,113) (1,613,653) (1,214,891) (1,253,686)
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................    927,937    425,102     49,217    (851,636)   (327,171) (2,186,344)    194,269    (868,139)
Net assets at beginning
 of year....................  5,086,218  4,661,116  7,131,310   7,982,946   6,578,458   8,764,802  10,002,896  10,871,035
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $6,014,155  5,086,218  7,180,527   7,131,310   6,251,287   6,578,458  10,197,165  10,002,896
                             ==========  =========  =========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    185,832    111,036    118,281     114,649      48,604      56,441      57,200      67,200
 Units redeemed.............   (157,830)   (96,962)  (199,594)   (260,977)   (180,933)   (246,305)   (134,229)   (150,506)
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     28,002     14,074    (81,313)   (146,328)   (132,329)   (189,864)    (77,029)    (83,306)
                             ==========  =========  =========  ==========  ==========  ==========  ==========  ==========

                               LEGG MASON PARTNERS
                              VARIABLE INCOME TRUST
                             ----------------------

                                  WESTERN ASSET
                               VARIABLE STRATEGIC
                                BOND PORTFOLIO --
                                     CLASS I
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    185,430     295,524
 Net realized gain
   (loss) on investments....    141,257      54,769
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    560,550     382,928
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    887,237     733,221
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............        150         475
 Death benefits.............   (183,520)   (166,667)
 Surrenders................. (1,175,877) (1,869,410)
 Administrative expenses....    (22,847)    (21,841)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    775,856   1,046,927
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (606,238) (1,010,516)
                             ----------  ----------
Increase (decrease) in
 net assets.................    280,999    (277,295)
Net assets at beginning
 of year.................... 14,295,126  14,572,421
                             ----------  ----------
Net assets at end of year... 14,576,125  14,295,126
                             ==========  ==========
Change in units (note 5):
 Units purchased............    115,816     153,085
 Units redeemed.............   (149,545)   (220,453)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (33,729)    (67,368)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                      MFS(R) VARIABLE INSURANCE TRUST
                             ---------------------------------------------------------------------------------------------
                                 MFS(R) INVESTORS        MFS(R) INVESTORS      MFS(R) NEW DISCOVERY   MFS(R) STRATEGIC
                              GROWTH STOCK SERIES --      TRUST SERIES --            SERIES --        INCOME SERIES --
                               SERVICE CLASS SHARES    SERVICE CLASS SHARES    SERVICE CLASS SHARES   SERVICE CLASS SHARES
                             -----------------------  ----------------------  ----------------------  -------------------
                                                                          YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                 2012        2011        2012        2011        2012        2011        2012      2011
                             -----------  ----------  ----------  ----------  ----------  ----------   -------   ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (123,862)   (137,062)    (65,310)    (74,470)   (334,452)   (454,013)   3,311     3,080
 Net realized gain
   (loss) on investments....     521,529     481,041     375,025     377,639     338,857   2,060,421    1,314       288
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     462,124    (441,308)    896,813    (608,440)  1,905,874  (8,519,721)   2,208    (1,039)
 Capital gain
   distribution.............     442,360          --          --          --   2,017,835   3,452,411       --        --
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
    Increase (decrease)
     in net assets from
     operations.............   1,302,151     (97,329)  1,206,528    (305,271)  3,928,114  (3,460,902)   6,833     2,329
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
From capital
 transactions (note 4):
 Net premiums...............      20,030      35,731      20,626     138,873     190,925     227,110       --        --
 Death benefits.............    (134,232)    (31,981)   (103,774)   (131,736)   (221,719)   (114,720)      --        --
 Surrenders.................  (1,432,988) (1,442,184) (1,251,059) (1,781,891) (3,426,093) (4,620,936) (12,020)     (761)
 Administrative expenses....     (18,824)    (21,863)    (16,683)    (18,352)    (50,241)    (67,186)    (245)     (240)
 Capital contribution
   (withdrawal).............          --          --          --          --          --          --       --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (532,843)   (426,330)   (420,971)   (327,952) (2,185,245)   (236,692)     206      (478)
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,098,857) (1,886,627) (1,771,861) (2,121,058) (5,692,373) (4,812,424) (12,059)   (1,479)
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
Increase (decrease) in
 net assets.................    (796,706) (1,983,956)   (565,333) (2,426,329) (1,764,259) (8,273,326)  (5,226)      850
Net assets at beginning
 of year....................   9,467,816  11,451,772   7,829,993  10,256,322  22,863,848  31,137,174   77,864    77,014
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
Net assets at end of year... $ 8,671,110   9,467,816   7,264,660   7,829,993  21,099,589  22,863,848   72,638    77,864
                             ===========  ==========  ==========  ==========  ==========  ==========   =======    ======
Change in units (note 5):
 Units purchased............      32,248      91,731      16,047      51,837     508,445     658,123      137       717
 Units redeemed.............    (253,154)   (310,816)   (179,297)   (255,887)   (893,704) (1,029,940)    (945)     (823)
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (220,906)   (219,085)   (163,250)   (204,050)   (385,259)   (371,817)    (808)     (106)
                             ===========  ==========  ==========  ==========  ==========  ==========   =======    ======

                             ------------------------
                                   MFS(R) TOTAL
                                 RETURN SERIES --
                               SERVICE CLASS SHARES
                             -----------------------

                             ------------------------
                                2012         2011
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    375,723      265,618
 Net realized gain
   (loss) on investments....    570,996     (111,352)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  4,395,225     (306,671)
 Capital gain
   distribution.............         --           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  5,341,944     (152,405)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    426,333      258,406
 Death benefits.............    (49,991)    (361,985)
 Surrenders................. (8,894,766)  (8,578,166)
 Administrative expenses....   (194,991)    (192,100)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    715,212   (3,138,666)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (7,998,203) (12,012,511)
                             ----------  -----------
Increase (decrease) in
 net assets................. (2,656,259) (12,164,916)
Net assets at beginning
 of year.................... 63,218,602   75,383,518
                             ----------  -----------
Net assets at end of year... 60,562,343   63,218,602
                             ==========  ===========
Change in units (note 5):
 Units purchased............    534,764      642,120
 Units redeemed............. (1,225,735)  (1,777,741)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (690,971)  (1,135,621)
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 MFS(R) VARIABLE
                                 INSURANCE TRUST
                                   (CONTINUED)                                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                             -----------------------  -----------------------------------------------------------------------
                                 MFS(R) UTILITIES      OPPENHEIMER BALANCED    OPPENHEIMER BALANCED     OPPENHEIMER CAPITAL
                                    SERIES --               FUND/VA --          FUND/VA -- SERVICE    APPRECIATION FUND/VA --
                               SERVICE CLASS SHARES     NON-SERVICE SHARES            SHARES            NON-SERVICE SHARES
                             -----------------------  ----------------------  ----------------------  ----------------------
                                                                             YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                                 2012        2011        2012        2011        2012        2011        2012        2011
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 1,343,565     440,962      (9,497)    168,240    (246,947)     65,135    (269,825)   (400,598)
 Net realized gain
   (loss) on investments....     816,795     945,299    (467,465)   (766,899)   (852,612) (1,391,477)  1,194,760   1,071,619
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     881,721     264,981   2,076,179     512,047   4,234,091     807,429   3,358,954  (1,538,709)
 Capital gain
   distribution.............          --          --          --          --          --          --          --          --
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   3,042,081   1,651,242   1,599,217     (86,612)  3,134,532    (518,913)  4,283,889    (867,688)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     208,812     267,302       2,224      56,690     286,382     169,348      51,105      35,045
 Death benefits.............    (253,189)   (536,738)   (118,032)   (222,907)       (958)    (95,449)   (388,811)   (270,001)
 Surrenders.................  (4,084,971) (4,671,931) (1,968,035) (2,129,154) (4,790,234) (4,608,710) (3,693,408) (4,520,382)
 Administrative expenses....     (77,360)    (83,363)    (23,488)    (25,719)    (89,873)    (90,411)    (52,422)    (55,870)
 Capital contribution
   (withdrawal).............          --          --          --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,748,768)    161,171    (368,881)   (146,395) (1,122,177)   (874,278)   (847,499) (1,450,988)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (6,955,476) (4,863,559) (2,476,212) (2,467,485) (5,716,860) (5,499,500) (4,931,035) (6,262,196)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (3,913,395) (3,212,317)   (876,995) (2,554,097) (2,582,328) (6,018,413)   (647,146) (7,129,884)
Net assets at beginning
 of year....................  30,051,477  33,263,794  15,912,425  18,466,522  33,312,155  39,330,568  35,089,187  42,219,071
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $26,138,082  30,051,477  15,035,430  15,912,425  30,729,827  33,312,155  34,442,041  35,089,187
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     124,193     331,714      43,579      36,750     410,734     467,943     110,419     209,267
 Units redeemed.............    (488,894)   (585,464)   (171,471)   (147,335) (1,040,247) (1,123,830)   (300,987)   (426,393)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (364,701)   (253,750)   (127,892)   (110,585)   (629,513)   (655,887)   (190,568)   (217,126)
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========



                             -----------------------
                               OPPENHEIMER CAPITAL
                              APPRECIATION FUND/VA
                                -- SERVICE SHARES
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (81,894)   (113,360)
 Net realized gain
   (loss) on investments....    362,815     237,035
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    530,590    (310,883)
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    811,511    (187,208)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     10,203      20,471
 Death benefits.............     (8,766)    (29,623)
 Surrenders................. (1,233,231) (1,295,318)
 Administrative expenses....    (30,032)    (30,968)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (471,641)   (369,767)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,733,467) (1,705,205)
                             ----------  ----------
Increase (decrease) in
 net assets.................   (921,956) (1,892,413)
Net assets at beginning
 of year....................  7,045,928   8,938,341
                             ----------  ----------
Net assets at end of year...  6,123,972   7,045,928
                             ==========  ==========
Change in units (note 5):
 Units purchased............     35,569      56,900
 Units redeemed.............   (175,975)   (187,579)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (140,406)   (130,679)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             --------------------------------------------------
                                 OPPENHEIMER CORE
                                 BOND FUND/VA --         OPPENHEIMER GLOBAL
                                   NON-SERVICE          SECURITIES FUND/VA --
                                      SHARES               SERVICE SHARES
                             -----------------------  ------------------------

                                          YEAR ENDED DECEMBER 31,
                             -------------------------------------------------
                                 2012        2011         2012         2011
                             -----------  ----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   605,620     854,720      288,685     (572,174)
 Net realized gain
   (loss) on investments....    (205,052)   (694,275)   3,591,153    4,424,750
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   1,082,097   1,059,023   11,962,152  (13,616,153)
 Capital gain
   distribution.............          --          --           --           --
                             -----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   1,482,665   1,219,468   15,841,990   (9,763,577)
                             -----------  ----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............       3,760       4,335      429,409      756,483
 Death benefits.............    (527,979)   (530,288)    (373,618)    (643,914)
 Surrenders.................  (3,304,146) (2,318,013)  (9,296,739) (12,704,526)
 Administrative expenses....     (32,001)    (32,746)    (397,825)    (441,359)
 Capital contribution
   (withdrawal).............          --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,853,303    (210,894)  (9,981,530)    (357,635)
                             -----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,007,063) (3,087,606) (19,620,303) (13,390,951)
                             -----------  ----------  -----------  -----------
Increase (decrease) in
 net assets.................    (524,398) (1,868,138)  (3,778,313) (23,154,528)
Net assets at beginning
 of year....................  17,717,189  19,585,327   91,537,156  114,691,684
                             -----------  ----------  -----------  -----------
Net assets at end of year... $17,192,791  17,717,189   87,758,843   91,537,156
                             ===========  ==========  ===========  ===========
Change in units (note 5):
 Units purchased............     323,924      89,971      613,096    1,514,713
 Units redeemed.............    (443,137)   (283,404)  (2,231,228)  (2,349,766)
                             -----------  ----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (119,213)   (193,433)  (1,618,132)    (835,053)
                             ===========  ==========  ===========  ===========

                             OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             -----------------------------------------------------------------------------------------------
                             OPPENHEIMER GLOBAL                                                     OPPENHEIMER MAIN STREET
                              STRATEGIC INCOME      OPPENHEIMER HIGH         OPPENHEIMER MAIN          SMALL- & MID-CAP
                              FUND/VA -- NON-      INCOME FUND/VA --         STREET FUND/VA --           FUND(R)/VA --
                               SERVICE SHARES      NON-SERVICE SHARES         SERVICE SHARES            SERVICE SHARES
                             ------------------ -----------------------  ------------------------  ------------------------
                                PERIOD FROM     PERIOD FROM
                               OCTOBER 26 TO    JANUARY 1 TO                     YEAR ENDED DECEMBER 31,
                                DECEMBER 31,    OCTOBER 26,  --------------------------------------------------------------
                                    2012            2012        2011         2012         2011         2012         2011
                             ------------------ ------------ ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................       (18,288)       1,108,593     570,406   (1,228,323)  (2,168,664)  (1,373,532)  (1,411,813)
 Net realized gain
   (loss) on investments....         1,089       (7,525,707) (1,846,208)  21,624,270    7,805,878    6,352,484    5,696,844
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........       126,121        7,170,446   1,048,560   (1,977,541)  (9,468,643)   9,785,467   (7,380,714)
 Capital gain
   distribution.............            --               --          --           --           --           --           --
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............       108,922          753,332    (227,242)  18,418,406   (3,831,429)  14,764,419   (3,095,683)
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............           680           25,792      71,604      597,400    1,710,188      633,575      921,109
 Death benefits.............        58,615          (71,360)   (151,846)    (194,876)    (474,322)    (125,561)    (264,807)
 Surrenders.................      (155,229)        (592,925)   (810,210) (10,700,498) (16,344,060)  (8,948,050)  (8,832,452)
 Administrative expenses....        (3,539)          (9,876)    (12,782)    (600,892)    (996,551)    (525,822)    (544,367)
 Capital contribution
   (withdrawal).............            --               --          --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     7,184,230       (6,555,559)       (109) (82,770,799)  (1,621,609)  (9,608,274)  (1,669,394)
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...     7,084,757       (7,203,928)   (903,343) (93,669,665) (17,726,354) (18,574,132) (10,389,911)
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................     7,193,679       (6,450,596) (1,130,585) (75,251,259) (21,557,783)  (3,809,713) (13,485,594)
Net assets at beginning
 of year....................            --        6,450,596   7,581,181  178,429,909  199,987,692   99,655,398  113,140,992
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of year...     7,193,679               --   6,450,596  103,178,650  178,429,909   95,845,685   99,655,398
                                 =========       ==========  ==========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............       858,788          186,004     233,964      840,391    3,182,039      926,551    1,993,037
 Units redeemed.............      (150,291)      (1,147,559)   (330,480) (10,625,483)  (5,030,438)  (2,309,496)  (2,690,624)
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........       708,497         (961,555)    (96,516)  (9,785,092)  (1,848,399)  (1,382,945)    (697,587)
                                 =========       ==========  ==========  ===========  ===========  ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                              (CONTINUED)
                             ---------------------------------------------
                                   OPPENHEIMER             OPPENHEIMER
                                     SMALL- &                SMALL-&
                                  MID-CAP GROWTH         MID-CAP GROWTH
                                    FUND/VA --             FUND/VA --
                                NON-SERVICE SHARES       SERVICE SHARES
                             -----------------------  --------------------

                             ----------------------------------------------
                                 2012        2011        2012       2011
                             -----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (382,904)   (401,958)   (50,726)   (53,246)
 Net realized gain
   (loss) on investments....     792,190     393,982    174,151     53,571
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   3,423,675      68,955    285,369   (254,792)
 Capital gain
   distribution.............          --          --         --         --
                             -----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   3,832,961      60,979    408,794   (254,467)
                             -----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      42,623      57,221     31,238     20,892
 Death benefits.............    (470,658)   (119,906)    (6,936)     8,658
 Surrenders.................  (3,408,875) (3,287,120)  (452,059)  (488,511)
 Administrative expenses....     (38,882)    (40,063)   (10,497)    (8,826)
 Capital contribution
   (withdrawal).............          --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............     227,404     699,768    107,879    674,791
                             -----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,648,388) (2,690,100)  (330,375)   207,004
                             -----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................     184,573  (2,629,121)    78,419    (47,463)
Net assets at beginning
 of year....................  26,518,097  29,147,218  2,954,613  3,002,076
                             -----------  ----------  ---------  ---------
Net assets at end of year... $26,702,670  26,518,097  3,033,032  2,954,613
                             ===========  ==========  =========  =========
Change in units (note 5):
 Units purchased............     105,095     156,572    163,578    196,114
 Units redeemed.............    (222,436)   (188,746)  (186,790)  (198,782)
                             -----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (117,341)    (32,174)   (23,212)    (2,668)
                             ===========  ==========  =========  =========

                                                 PIMCO VARIABLE INSURANCE TRUST
                             ----------------------------------------------------------------------
                                                     FOREIGN BOND PORTFOLIO
                                                         (U.S. DOLLAR
                             ALL ASSET PORTFOLIO --       HEDGED) --         HIGH YIELD PORTFOLIO --
                                     ADVISOR            ADMINISTRATIVE           ADMINISTRATIVE
                                  CLASS SHARES           CLASS SHARES             CLASS SHARES
                             ----------------------  --------------------   ------------------------
                              YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------
                                2012        2011        2012        2011        2012         2011
                             ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    732,005   1,379,103     31,634      24,700    3,707,092    5,490,861
 Net realized gain
   (loss) on investments....    338,086     (88,236)    52,560     (14,187)   2,868,531    2,698,744
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,603,714  (1,346,878)   145,030     155,227    4,000,349   (6,000,298)
 Capital gain
   distribution.............         --          --    164,466      41,183           --           --
                             ----------  ----------  ---------   ---------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  2,673,805     (56,011)   393,690     206,923   10,575,972    2,189,307
                             ----------  ----------  ---------   ---------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    326,169      99,395     49,614      11,946    1,213,912      915,449
 Death benefits.............     29,397     (36,934)   (22,097)    (58,661)    (128,960)    (568,985)
 Surrenders................. (2,023,869) (1,601,005)  (632,635)   (622,019)  (9,991,894) (12,542,640)
 Administrative expenses....    (69,902)    (58,292)    (7,086)     (6,907)    (374,327)    (424,706)
 Capital contribution
   (withdrawal).............         --          --         --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  7,311,515  (3,884,102)   585,885    (266,316)  (8,715,781)  (8,082,218)
                             ----------  ----------  ---------   ---------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  5,573,310  (5,480,938)   (26,319)   (941,957) (17,997,050) (20,703,100)
                             ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in
 net assets.................  8,247,115  (5,536,949)   367,371    (735,034)  (7,421,078) (18,513,793)
Net assets at beginning
 of year.................... 18,767,619  24,304,568  4,249,558   4,984,592   95,329,550  113,843,343
                             ----------  ----------  ---------   ---------  -----------  -----------
Net assets at end of year... 27,014,734  18,767,619  4,616,929   4,249,558   87,908,472   95,329,550
                             ==========  ==========  =========   =========  ===========  ===========
Change in units (note 5):
 Units purchased............  1,683,119   1,423,874     56,756      48,213    1,619,762    1,635,423
 Units redeemed............. (1,274,054) (1,865,404)   (58,291)   (110,154)  (2,921,361)  (2,950,539)
                             ----------  ----------  ---------   ---------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    409,065    (441,530)    (1,535)    (61,941)  (1,301,599)  (1,315,116)
                             ==========  ==========  =========   =========  ===========  ===========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                   RYDEX VARIABLE TRUST
                             ---------------------------------------------------------------------------  ---------------------
                                  LONG-TERM U.S.
                             GOVERNMENT PORTFOLIO --  LOW DURATION PORTFOLIO -- TOTAL RETURN PORTFOLIO --
                                  ADMINISTRATIVE           ADMINISTRATIVE            ADMINISTRATIVE             NASDAQ --
                                   CLASS SHARES             CLASS SHARES              CLASS SHARES             100(R) FUND
                             -----------------------  ------------------------  ------------------------  ---------------------
                                                                               YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2012        2011         2012         2011         2012         2011        2012        2011
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   225,084     480,414      398,780      (87,473)   3,760,416    4,256,506     (82,615)   (87,147)
 Net realized gain
   (loss) on investments....   2,498,072   1,286,005    1,807,167    1,602,437    5,206,543    4,315,750     799,865    404,591
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (5,375,744)  6,648,458    6,489,793   (2,895,109)  13,139,826   (6,283,919)     88,069   (466,535)
 Capital gain
   distribution.............   3,623,871     846,679           --           --    7,532,159    5,704,209          --         --
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............     971,283   9,261,556    8,695,740   (1,380,145)  29,638,944    7,992,546     805,319   (149,091)
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............     352,467     201,812    1,080,164    1,821,097    2,423,706    2,939,842      37,622     13,952
 Death benefits.............     (90,383)   (319,965)    (298,067)    (506,357)  (1,482,646)  (2,107,988)   (367,367)   (41,468)
 Surrenders.................  (7,524,589) (5,766,718) (22,530,576) (23,553,025) (44,988,623) (58,097,645)   (614,282)  (720,560)
 Administrative expenses....    (106,108)   (107,400)  (1,250,239)  (1,345,869)  (1,604,343)  (1,626,493)    (15,352)   (15,062)
 Capital contribution
   (withdrawal).............          --          --           --           --           --           --          --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (260,330) (3,508,902)     953,192    4,488,842   25,952,879  (21,275,021)   (703,885)   755,961
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (7,628,943) (9,501,173) (22,045,526) (19,095,312) (19,699,027) (80,167,305) (1,663,264)    (7,177)
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets.................  (6,657,660)   (239,617) (13,349,786) (20,475,457)   9,939,917  (72,174,759)   (857,945)  (156,268)
Net assets at beginning
 of year....................  41,059,005  41,298,622  227,805,247  248,280,704  392,665,389  464,840,148   5,139,029  5,295,297
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
Net assets at end of year... $34,401,345  41,059,005  214,455,461  227,805,247  402,605,306  392,665,389   4,281,084  5,139,029
                             ===========  ==========  ===========  ===========  ===========  ===========  ==========  =========
Change in units (note 5):
 Units purchased............     788,834     696,039    3,520,772    5,256,959    6,083,901    6,125,199     593,182    856,388
 Units redeemed.............  (1,132,407) (1,244,062)  (5,395,684)  (6,878,438)  (7,476,270) (11,375,225)   (890,279)  (801,324)
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (343,573)   (548,023)  (1,874,912)  (1,621,479)  (1,392,369)  (5,250,026)   (297,097)    55,064
                             ===========  ==========  ===========  ===========  ===========  ===========  ==========  =========

                              THE ALGER PORTFOLIOS
                             ----------------------

                                 ALGER LARGE CAP
                               GROWTH PORTFOLIO --
                                CLASS I-2 SHARES
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (102,537)   (162,241)
 Net realized gain
   (loss) on investments....    957,733     811,791
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,784,908  (1,120,933)
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  2,640,104    (471,383)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     69,753     174,729
 Death benefits.............   (264,240)   (595,685)
 Surrenders................. (3,877,584) (4,414,212)
 Administrative expenses....    (58,692)    (61,814)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (992,209)   (933,613)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (5,122,972) (5,830,595)
                             ----------  ----------
Increase (decrease) in
 net assets................. (2,482,868) (6,301,978)
Net assets at beginning
 of year.................... 32,583,003  38,884,981
                             ----------  ----------
Net assets at end of year... 30,100,135  32,583,003
                             ==========  ==========
Change in units (note 5):
 Units purchased............    169,831     116,159
 Units redeemed.............   (519,081)   (540,002)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (349,250)   (423,843)
                             ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               THE ALGER PORTFOLIOS
                                   (CONTINUED)                                      THE PRUDENTIAL SERIES FUND
                             -----------------------  ----------------------------------------------------------------------
                              ALGER SMALL CAP GROWTH   JENNISON 20/20 FOCUS                            NATURAL RESOURCES
                                   PORTFOLIO --            PORTFOLIO --       JENNISON PORTFOLIO --       PORTFOLIO --
                                 CLASS I-2 SHARES         CLASS II SHARES        CLASS II SHARES        CLASS II SHARES
                             -----------------------  ----------------------  --------------------  -----------------------
                                                                         YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                 2012        2011        2012        2011        2012       2011       2012         2011
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (413,046)   (466,130)   (144,911)   (174,068)   (46,765)   (46,847)   (555,566)    (584,482)
 Net realized gain
   (loss) on investments....   1,283,085   2,362,148     237,700     739,038    240,435    100,564  (1,208,233)   2,711,300
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (3,925,971) (3,225,981)    362,731  (1,109,310)   175,776   (218,044) (3,460,847) (10,176,962)
 Capital gain
   distribution.............   6,051,023          --     342,195          --         --         --   2,952,684           --
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   2,995,091  (1,329,963)    797,715    (544,340)   369,446   (164,327) (2,271,962)  (8,050,144)
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      43,952      30,028      52,824      83,467     22,373     18,467     201,637      427,955
 Death benefits.............    (392,722)   (349,857)    (52,094)     20,967    (10,882)    (4,760)    (42,015)    (260,245)
 Surrenders.................  (2,890,093) (4,349,046) (1,200,011) (1,786,899)  (205,537)  (304,783) (5,076,112)  (3,529,795)
 Administrative expenses....     (49,029)    (50,006)    (27,466)    (30,945)    (7,013)    (6,019)   (162,079)    (145,292)
 Capital contribution
   (withdrawal).............          --          --          --          --         --         --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,162,957)   (509,222)   (409,765) (2,354,884)  (496,277)   591,760  10,319,067   (3,886,847)
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,450,849) (5,228,103) (1,636,512) (4,068,294)  (697,336)   294,665   5,240,498   (7,394,224)
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
Increase (decrease) in
 net assets.................  (1,455,758) (6,558,066)   (838,797) (4,612,634)  (327,890)   130,338   2,968,536  (15,444,368)
Net assets at beginning
 of year....................  28,547,580  35,105,646   9,288,627  13,901,261  2,808,438  2,678,100  28,700,981   44,145,349
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
Net assets at end of year... $27,091,822  28,547,580   8,449,830   9,288,627  2,480,548  2,808,438  31,669,517   28,700,981
                             ===========  ==========  ==========  ==========  =========  =========  ==========  ===========
Change in units (note 5):
 Units purchased............     134,960     322,069      33,825      78,396     89,813    104,924   1,559,391      718,231
 Units redeemed.............    (455,470)   (709,872)   (121,600)   (288,921)  (138,947)   (94,384)   (847,655)    (987,076)
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (320,510)   (387,803)    (87,775)   (210,525)   (49,134)    10,540     711,736     (268,845)
                             ===========  ==========  ==========  ==========  =========  =========  ==========  ===========


                             -------------------
                             SP INTERNATIONAL
                             GROWTH PORTFOLIO --
                             CLASS II SHARES
                             ------------------

                             -------------------
                              2012      2011
                              ------    ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (201)     (152)
 Net realized gain
   (loss) on investments....   (415)     (460)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  2,946    (1,835)
 Capital gain
   distribution.............     --        --
                              ------    ------
    Increase (decrease)
     in net assets from
     operations.............  2,330    (2,447)
                              ------    ------
From capital
 transactions (note 4):
 Net premiums...............     --        --
 Death benefits.............     --        --
 Surrenders.................   (675)     (715)
 Administrative expenses....    (14)      (16)
 Capital contribution
   (withdrawal).............     --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............     --        --
                              ------    ------
    Increase (decrease)
     in net assets from
     capital transactions...   (689)     (731)
                              ------    ------
Increase (decrease) in
 net assets.................  1,641    (3,178)
Net assets at beginning
 of year.................... 11,952    15,130
                              ------    ------
Net assets at end of year... 13,593    11,952
                              ======    ======
Change in units (note 5):
 Units purchased............     --        --
 Units redeemed.............    (73)      (77)
                              ------    ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (73)      (77)
                              ======    ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              THE PRUDENTIAL
                               SERIES FUND        WELLS FARGO VARIABLE
                               (CONTINUED)               TRUST
                             ------------------  ---------------------
                             SP PRUDENTIAL U.S.
                                 EMERGING        WELLS FARGO ADVANTAGE
                             GROWTH PORTFOLIO --    VT OMEGA GROWTH
                             CLASS II SHARES        FUND -- CLASS 2
                             ------------------  ---------------------
                                     YEAR ENDED DECEMBER 31,
                             -----------------------------------------
                               2012      2011       2012        2011
                              -------   ------   ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (412)     (334)     (59,709)   (49,528)
 Net realized gain
   (loss) on investments....     149       486      541,021    154,022
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   1,832      (259)     182,160   (429,914)
 Capital gain
   distribution.............   1,910       216      176,770     23,974
                              -------   ------   ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............   3,479       109      840,242   (301,446)
                              -------   ------   ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............      --        --       37,065     10,346
 Death benefits.............      --        --          981    (36,489)
 Surrenders.................    (251)   (2,239)    (334,653)  (254,548)
 Administrative expenses....     (69)      (67)     (10,204)   (10,398)
 Capital contribution
   (withdrawal).............      --        --           --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............      --        63   (3,009,117) 2,751,068
                              -------   ------   ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    (320)   (2,243)  (3,315,928) 2,459,979
                              -------   ------   ----------  ---------
Increase (decrease) in
 net assets.................   3,159    (2,134)  (2,475,686) 2,158,533
Net assets at beginning
 of year....................  23,822    25,956    4,859,826  2,701,293
                              -------   ------   ----------  ---------
Net assets at end of year... $26,981    23,822    2,384,140  4,859,826
                              =======   ======   ==========  =========
Change in units (note 5):
 Units purchased............      --        --      259,328    311,770
 Units redeemed.............     (20)     (152)    (502,603)  (111,318)
                              -------   ------   ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (20)     (152)    (243,275)   200,452
                              =======   ======   ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2012

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   Effective October 31, 2012, Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I changed its name to Legg Mason Partners Variable Income Trust -- Western Asset Variable Strategic Bond Portfolio -- Class I.

   Effective October 26, 2012, Oppenheimer Variable Account Funds -- Oppenheimer High Income Fund/VA -- Non-Service Shares was liquidated and the cash was reinvested in Oppenheimer Variable Account Funds -- Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares.

   On August 3, 2012, both GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares and GE Investments Funds, Inc. -- Money Market Fund were liquidated and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares.

   On April 30, 2012, GE Investments Fund, Inc. -- International Equity Fund -- Class 1 Shares was liquidated and all cash was reinvested in the GE Investments Fund, Inc. -- Money Market Fund.

   On April 30, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares.

   On April 30, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series II shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


   On April 27, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Appreciation Fund -- Series I shares was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares. Subsequently, on April 30, the fund changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series I shares.

   On April 27, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Development Fund -- Series I shares were liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Mid Cap Growth Fund -- Series I shares.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Growth Opportunities Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Davis NY Venture Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Equity-Income Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Eaton Vance Large Cap Value Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Equity-Income Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Enhanced International Index Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R) Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Growth Stock Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth PIMCO StocksPLUS Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R) Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Mid Cap Portfolio -- Service Class 2.

   Effective December 2, 2011, the Federated Insurance Series -- Federated Capital Income Fund II changed its name to Federated Insurance Series -- Federated Managed Volatility Fund II.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico International Opportunities Fund, Variable Series -- Class B changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1.

   On April 29, 2011, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small-& Mid-Cap Fund(R)/VA -- Service Shares.

   On April 29, 2011, DWS Variable Series II -- DWS Strategic Value VIP -- Class B Shares was liquidated and the cash was reinvested in DWS Variable Series II -- DWS Large Cap Value VIP -- Class B Shares.

   On April 29, 2011, DWS Variable Series I -- DWS Technology VIP -- Class B Shares was liquidated and the cash was reinvested in DWS Variable Series I -- DWS Capital Growth VIP -- Class B Shares.

   On April 29, 2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Large Cap Growth Fund -- Series I shares was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares.

   As of December 31, 2012, The Prudential Series Fund -- Equity Portfolio -- Class II Shares was available as an investment option under the contract, but not shown on the statements due to not having any activity from January 1, 2011 through December 31, 2012.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2011 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2012.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2012, and there were no transfers between Level 1 and Level 2 during 2012.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed investment rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed investment rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

  (G) RECLASSIFICATIONS

   In 2011, the Separate Account determined that it had incorrectly classified short-term capital gains as income from ordinary dividends. In the current year, immaterial amounts have been reclassified from Net investment income (expense) to Capital gain distribution on the Statement of Changes in Net Assets, and the Investment Income Ratio for 2011 and prior years in note
(6) have been adjusted to conform to the current year presentation. The correction of the classification did not impact previously reported Net assets or Increase (decrease) in net assets from operations.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2012 were:

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. Capital
   Appreciation Fund --
   Series I shares........ $    62,596 $ 9,812,001
  Invesco V.I. Capital
   Development Fund --
   Series I shares........          --       7,501
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............     490,493   2,155,485
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares.......      48,723      69,870
  Invesco V.I.
   Government Securities
   Fund -- Series I
   shares.................         428       4,115
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................  20,989,384  18,526,030
  Invesco V.I.
   Technology Fund --
   Series I shares........           6      11,088
  Invesco V.I. Utilities
   Fund -- Series I
   shares.................         238         192
  Invesco Van Kampen
   V.I. American
   Franchise Fund --
   Series I shares........   9,116,899   1,644,398
  Invesco Van Kampen
   V.I. American
   Franchise Fund --
   Series II shares.......     133,347     887,035
  Invesco Van Kampen
   V.I. Comstock Fund --
   Series II shares.......   2,472,666  12,493,985
  Invesco Van Kampen
   V.I. Equity and
   Income Fund -- Series
   II shares..............   1,843,930   3,050,992
  Invesco Van Kampen
   V.I. Mid Cap Growth
   Fund -- Series I
   shares.................       9,430       7,056
  Invesco Van Kampen
   V.I. Value
   Opportunities Fund --
   Series II shares.......     480,661   2,580,245
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B................   1,832,707   3,725,927
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B................   1,104,144   1,245,445
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B...   2,605,963  13,635,213
  AllianceBernstein
   International Value
   Portfolio -- Class B...  31,940,038  23,993,497
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B...     843,244   2,927,488
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B...  10,373,051  16,454,819
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............  31,141,742  29,957,144
American Century
  Variable
  Portfolios, Inc.
  VP Income & Growth
   Fund -- Class I........      32,160      30,841
  VP International Fund
   -- Class I.............     104,880     299,334
  VP Ultra(R) Fund --
   Class I................       4,839      12,106
  VP Value Fund -- Class
   I......................       1,737      26,909
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares.............   1,440,168   3,573,218
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  38,155,816  87,272,752
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares.......   1,273,469   1,387,717
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares.................   1,993,444   2,630,215
Columbia Funds Variable
  Insurance Trust I
  Columbia Variable
   Portfolio -- Marsico
   Growth Fund -- Class 1.   1,307,355   7,208,167
  Columbia Variable
   Portfolio -- Marsico
   International
   Opportunities Fund --
   Class 2................   5,830,924  16,396,585
DWS Variable Series I
  DWS Capital Growth VIP
   -- Class B Shares......          40       4,997
DWS Variable Series II
  DWS Dreman Small Mid
   Cap Value VIP --
   Class B Shares.........       1,596      46,208
  DWS Large Cap Value
   VIP -- Class B Shares..       4,298      11,881

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                             COST OF     PROCEEDS
                              SHARES       FROM
FUND/PORTFOLIO               ACQUIRED   SHARES SOLD
--------------             ------------ ------------
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares......... $      6,977 $     25,651
  Dreyfus Variable
   Investment Fund --
   Money Market Portfolio.    1,211,247    1,260,262
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc. -- Initial
   Shares.................       34,902      431,792
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............   55,973,334   19,858,241
Federated Insurance
  Series
  Federated Capital
   Appreciation Fund II
   -- Primary Shares......      712,852    1,804,515
  Federated High Income
   Bond Fund II --
   Primary Shares.........    5,107,069    5,610,475
  Federated High Income
   Bond Fund II --
   Service Shares.........   19,992,343   17,028,595
  Federated Kaufmann
   Fund II -- Service
   Shares.................      885,916   45,621,956
  Federated Managed
   Volatility Fund II.....    1,652,174    1,550,993
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset Manager/SM/
   Portfolio -- Initial
   Class..................    2,210,767    9,930,913
  VIP Asset Manager/SM/
   Portfolio -- Service
   Class 2................    1,646,210    4,828,285
  VIP Balanced Portfolio
   -- Service Class 2.....   22,583,028   23,391,110
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................    6,968,075   25,644,877
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................  203,389,447   83,271,777
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................    2,242,893    2,629,953
  VIP Equity-Income
   Portfolio -- Initial
   Class..................   12,715,256   20,027,692
  VIP Equity-Income
   Portfolio -- Service
   Class 2................  111,413,521   34,255,547
  VIP Growth & Income
   Portfolio -- Initial
   Class..................    2,313,254    6,189,685
  VIP Growth & Income
   Portfolio -- Service
   Class 2................    3,983,297    4,891,239
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................    1,588,784    2,493,351
  VIP Growth
   Opportunities
   Portfolio -- Service
   Class 2................   37,618,510   10,899,771
  VIP Growth Portfolio
   -- Initial Class.......    2,496,395   12,323,279
  VIP Growth Portfolio
   -- Service Class 2.....    4,022,793    9,239,678
  VIP Growth Stock
   Portfolio -- Service
   Class 2................   44,124,593    9,108,701
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........  166,600,668   40,627,882
  VIP Mid Cap Portfolio
   -- Initial Class.......        2,555       12,046
  VIP Mid Cap Portfolio
   -- Service Class 2.....  109,460,378   41,879,975
  VIP Overseas Portfolio
   -- Initial Class.......    2,112,254    4,570,737
  VIP Value Strategies
   Portfolio -- Service
   Class 2................    3,283,049    2,647,826
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares.........   61,887,260  130,100,864
  Franklin Large Cap
   Growth Securities
   Fund -- Class 2 Shares.        4,888       57,449
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........    6,672,667   19,019,408
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........    2,364,257   44,723,099
  Templeton Foreign
   Securities Fund --
   Class 1 Shares.........    1,991,096    2,673,364
  Templeton Foreign
   Securities Fund --
   Class 2 Shares.........      765,359      570,188
  Templeton Global Bond
   Securities Fund --
   Class 1 Shares.........    2,470,870    3,177,001
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........    2,549,908    2,951,014
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares......      715,293    3,133,009
  Income Fund -- Class 1
   Shares.................    5,665,913   14,967,323
  International Equity
   Fund -- Class 1 Shares.      253,315    9,756,903
  Mid-Cap Equity Fund --
   Class 1 Shares.........    1,457,668   70,621,988

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                             COST OF     PROCEEDS
                              SHARES       FROM
FUND/PORTFOLIO               ACQUIRED   SHARES SOLD
--------------             ------------ ------------
  Money Market Fund....... $157,967,798 $353,717,508
  Premier Growth Equity
   Fund -- Class 1 Shares.    2,428,797   11,584,698
  Real Estate Securities
   Fund -- Class 1 Shares.   14,338,854   21,995,879
  S&P 500(R) Index Fund...   23,260,840   40,850,784
  Small-Cap Equity Fund
   -- Class 1 Shares......    5,287,536   11,905,668
  Total Return Fund --
   Class 1 Shares.........  113,485,536  206,681,171
  Total Return Fund --
   Class 3 Shares.........   46,834,362  168,774,920
  U.S. Equity Fund --
   Class 1 Shares.........    1,053,030    5,718,700
Genworth Variable
  Insurance Trust
  Genworth Calamos
   Growth Fund --
   Service Shares.........      400,744   19,971,140
  Genworth Davis NY
   Venture Fund --
   Service Shares.........      206,867   10,659,064
  Genworth Eaton Vance
   Large Cap Value Fund
   -- Service Shares......      123,011   42,868,521
  Genworth Enhanced
   International Index
   Fund -- Service Shares.       33,685    7,979,093
  Genworth Goldman Sachs
   Enhanced Core Bond
   Index Fund -- Service
   Shares.................    3,502,688  140,010,651
  Genworth Legg Mason
   ClearBridge
   Aggressive Growth
   Fund -- Service Shares.      111,590   41,908,683
  Genworth PIMCO
   StocksPLUS Fund --
   Service Shares.........      411,128  161,737,019
  Genworth PYRAMIS(R)
   Small/Mid Cap Core
   Fund -- Service Shares.      125,300   41,810,237
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...      666,965    2,390,983
  Goldman Sachs Mid Cap
   Value Fund.............    4,350,670   12,793,710
  Goldman Sachs Money
   Market Fund --
   Service Shares.........  322,383,463  118,175,003
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...      848,582    1,605,058
  JPMorgan Insurance
   Trust Equity Index
   Portfolio -- Class 1...      209,696    1,021,979
  JPMorgan Insurance
   Trust International
   Equity Portfolio --
   Class 1................       10,554       24,162
  JPMorgan Insurance
   Trust Intrepid Growth
   Portfolio -- Class 1...      244,728      250,515
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1................       54,812      171,961
  JPMorgan Insurance
   Trust Mid Cap Growth
   Portfolio -- Class 1...       85,115      179,314
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1...       15,371       49,304
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1...       26,047        9,138
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1...      167,383    1,103,635
Janus Aspen Series
  Balanced Portfolio --
   Institutional Shares...   13,697,307   21,393,032
  Balanced Portfolio --
   Service Shares.........   23,132,033   31,976,846
  Enterprise Portfolio
   -- Institutional
   Shares.................    1,645,116    9,717,906
  Enterprise Portfolio
   -- Service Shares......      201,318    1,644,619
  Flexible Bond
   Portfolio --
   Institutional Shares...    3,407,660    4,512,829
  Forty Portfolio --
   Institutional Shares...    2,420,239    9,771,345
  Forty Portfolio --
   Service Shares.........   17,388,939   19,436,444
  Global Technology
   Portfolio -- Service
   Shares.................      434,774    1,790,384
  Janus Portfolio --
   Institutional Shares...    1,775,527    9,030,700
  Janus Portfolio --
   Service Shares.........      133,221      984,709
  Overseas Portfolio --
   Institutional Shares...    9,065,967   13,041,754
  Overseas Portfolio --
   Service Shares.........      797,942    2,209,247
  Worldwide Portfolio --
   Institutional Shares...    1,658,842   10,032,788
  Worldwide Portfolio --
   Service Shares.........      262,813    1,466,875

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------            ------------ ------------
Legg Mason Partners
  Variable Equity Trust
  Legg Mason ClearBridge
   Variable Aggressive
   Growth Portfolio --
   Class II.............. $    852,280 $  2,165,426
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class I..    2,004,057    1,643,952
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class II.    1,344,918    2,044,105
  Legg Mason ClearBridge
   Variable Fundamental
   All Cap Value
   Portfolio -- Class I..      505,503    1,632,626
  Legg Mason ClearBridge
   Variable Large Cap
   Value Portfolio --
   Class I...............    1,211,160    2,340,209
Legg Mason Partners
  Variable Income Trust
  Western Asset Variable
   Strategic Bond
   Portfolio -- Class I..    2,420,054    2,838,784
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares................      780,471    2,564,909
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........      258,765    2,096,394
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........    8,071,519   12,044,430
  MFS(R) Strategic
   Income Series --
   Service Class Shares..        6,510       15,252
  MFS(R) Total Return
   Series -- Service
   Class Shares..........    7,474,481   15,009,240
  MFS(R) Utilities
   Series -- Service
   Class Shares..........    4,110,877    9,731,575
Oppenheimer Variable
  Account Funds
  Oppenheimer Balanced
   Fund/VA --
   Non-Service Shares....      820,501    3,396,998
  Oppenheimer Balanced
   Fund/VA -- Service
   Shares................    3,677,579    9,731,805
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.    1,814,059    7,004,077
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....      421,763    2,194,131
  Oppenheimer Core Bond
   Fund/VA --
   Non-Service Shares....    4,770,252    6,169,971
  Oppenheimer Global
   Securities Fund/VA --
   Service Shares........    8,168,251   27,340,298
  Oppenheimer Global
   Strategic Income
   Fund/VA --
   Non-Service Shares....    8,588,165    1,520,704
  Oppenheimer High
   Income Fund/VA --
   Non-Service Shares....    2,359,792    8,464,170
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........    8,980,325  103,936,380
  Oppenheimer Main
   Street Small- &
   Mid-Cap Fund(R)/VA --
   Service Shares........   11,415,236   31,138,572
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA --
   Non-Service Shares....    1,726,894    5,688,672
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA -- Service
   Shares................    2,504,171    2,852,061
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..   24,141,470   17,850,719
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........    1,205,510      998,290
  High Yield Portfolio
   -- Administrative
   Class Shares..........   32,798,289   46,405,658
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........   21,697,391   25,451,382
  Low Duration Portfolio
   -- Administrative
   Class Shares..........   45,807,906   68,469,989
  Total Return Portfolio
   -- Administrative
   Class Shares..........  113,649,786  123,860,805
Rydex Variable Trust
  NASDAQ -- 100(R) Fund..    3,444,641    5,192,716
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio -- Class
   I-2 Shares............    2,438,797    7,662,503
  Alger Small Cap Growth
   Portfolio -- Class
   I-2 Shares............    7,950,472    6,766,100
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................      915,852    2,358,519
  Jennison Portfolio --
   Class II Shares.......    1,413,014    2,156,699
  Natural Resources
   Portfolio -- Class II
   Shares................   20,785,516   13,074,393
  SP International
   Growth Portfolio --
   Class II Shares.......           --          889
  SP Prudential U.S.
   Emerging Growth
   Portfolio -- Class II
   Shares................        1,910          730
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............    3,684,702    6,880,558

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      0.40% -- 2.40% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (C) CAPITALIZATION

      On January 27, 2012, all capitalized portfolios of Genworth Variable Insurance Trust were liquidated.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


  (D) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (E) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

  (F) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM served as investment adviser to Genworth Variable Insurance Trust (the "Trust"), which was an open-end diversified management investment company. The Trust liquidated its portfolio shares on January 27, 2012 and has ceased operations. As compensation for its services, GFWM was paid an investment advisory fee by the Trust based on the average daily net assets at an effective annual rate for the following series as follows: 0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.08% for the Genworth Enhanced International Index Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares and 0.60% for the Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares. On March 27, 2013, Genworth Financial, Inc. entered into a Stock Purchase Agreement to sell Genworth Financial Wealth Management, Inc.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2012 and 2011 is reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, net investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2012, 2011, 2010, 2009, and 2008 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2012 and were available to contract owners during 2012.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco V.I. Core Equity Fund --
   Series I shares
   2012............................ 0.75% to 2.30%   880,133 10.91 to 11.29 10,363    0.94%     13.03% to   11.26%
   2011............................ 0.75% to 2.30% 1,019,641  9.65 to 10.15 10,715    0.93%    (0.81)% to  (2.36)%
   2010............................ 0.75% to 2.30% 1,232,784  9.73 to 10.39 13,194    0.94%      8.73% to    7.04%
   2009............................ 0.75% to 2.30% 1,515,620  8.95 to  9.71 15,053    1.76%     27.34% to   25.35%
   2008............................ 0.75% to 2.30% 1,854,854  7.03 to  7.75 14,617    2.07%   (30.67)% to (31.75)%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2012............................ 1.45% to 2.20%    19,361 14.09 to  7.96    241    0.42%     25.99% to   25.03%
   2011............................ 1.45% to 2.20%    21,340 11.18 to  6.37    208    3.66%    (8.08%) to  (8.78)%
   2010............................ 1.45% to 2.20%    22,456 12.16 to  6.98    242    4.63%     15.54% to   14.66%
   2009............................ 1.45% to 2.20%    43,366 10.53 to  6.09    396    0.00%     29.20% to   28.21%
   2008............................ 1.45% to 2.20%    47,714  8.15 to  4.75    339   12.53%   (45.52)% to (45.94)%
 Invesco V.I. Government
   Securities Fund -- Series I
   shares
   2012............................ 0.75% to 0.75%       214 16.95 to 16.95      4    2.82%      1.70% to    1.70%
   2011............................ 0.75% to 0.75%       441 16.67 to 16.67      7    1.77%      7.10% to    7.10%
   2010............................ 0.75% to 0.75%       183 15.56 to 15.56      3    7.16%      4.61% to    4.61%
   2009............................ 0.75% to 0.75%       183 14.88 to 14.88      3    4.44%    (0.61)% to  (0.61)%
   2008............................ 0.75% to 0.75%     1,504 14.97 to 14.97     22    4.17%     11.47% to   11.47%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2012............................ 1.45% to 2.55% 5,012,990 15.77 to  8.80 56,644    1.26%     13.58% to   12.31%
   2011............................ 1.45% to 2.55% 4,522,712 13.89 to  7.83 47,445    1.18%    (8.34)% to  (9.36)%
   2010............................ 1.45% to 2.55% 5,363,817 15.15 to  8.64 64,184    1.64%     10.98% to    9.74%
   2009............................ 1.45% to 2.55% 6,644,958 13.65 to  7.88 67,967    1.42%     32.96% to   31.47%
   2008............................ 1.45% to 2.55% 6,349,635 10.27 to  5.99 51,090    0.40%   (41.39)% to (42.05)%
 Invesco V.I. Technology Fund --
   Series I shares
   2012............................ 0.75% to 0.75%       325  3.82 to  3.82      1    0.00%     10.44% to   10.44%
   2011............................ 0.75% to 0.75%     3,191  3.46 to  3.46     11    0.19%    (5.76)% to  (5.76)%
   2010............................ 0.75% to 0.75%     3,227  3.67 to  3.67     12    0.00%     20.39% to   20.39%
   2009............................ 0.75% to 0.75%     3,240  3.05 to  3.05     10    0.00%     56.18% to   56.18%
   2008............................ 0.75% to 0.75%     3,253  1.95 to  1.95      6    0.00%   (44.92)% to (44.92)%
 Invesco V.I. Utilities Fund --
   Series I shares
   2012............................ 0.75% to 0.75%       288 12.31 to 12.31      4    3.18%      2.83% to    2.83%
   2011............................ 0.75% to 0.75%       302 11.97 to 11.97      4    3.34%     15.58% to   15.58%
   2010............................ 0.75% to 0.75%       298 10.36 to 10.36      3    3.72%      5.50% to    5.50%
   2009............................ 0.75% to 0.75%       279  9.82 to  9.82      3    4.76%     14.07% to   14.07%
   2008............................ 0.75% to 0.75%       404  8.61 to  8.61      3    3.00%   (32.86)% to (32.86)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Invesco Van Kampen V.I.
   American Franchise Fund --
   Series I shares
   2012............................ 0.75% to 2.10%   752,366  9.70 to  9.61  7,209   0.00%     (4.37)% to  (5.67)%
   2011 (4)........................ 1.45% to 1.45%       117  8.54 to  8.54      1   0.00%    (20.82)% to (20.82)%
 Invesco Van Kampen V.I.
   American Franchise Fund --
   Series II shares
   2012............................ 1.45% to 2.20%   445,270 15.28 to 12.44  5,710   0.00%      11.75% to   10.90%
   2011............................ 1.45% to 2.20%   498,350 13.67 to 11.22  5,710   0.00%     (7.74)% to  (8.45)%
   2010............................ 1.45% to 2.20%   607,306 14.82 to 12.25  7,547   0.00%      17.83% to   16.94%
   2009............................ 1.45% to 2.20%   728,917 12.58 to 10.48  7,696   0.00%      63.24% to   62.00%
   2008............................ 1.45% to 2.20%   768,760  7.71 to  6.47  4,972   0.20%    (49.85)% to (50.24)%
 Invesco Van Kampen V.I.
   Comstock Fund -- Series II
   shares
   2012............................ 1.45% to 2.55% 2,467,715 16.88 to  8.90 35,359   1.40%      17.20% to   15.89%
   2011............................ 1.45% to 2.55% 3,207,247 14.40 to  7.68 39,325   1.37%     (3.52)% to  (4.60)%
   2010............................ 1.45% to 2.55% 3,775,362 14.93 to  8.05 48,250   0.14%      14.02% to   12.75%
   2009............................ 1.45% to 2.55% 4,892,907 13.09 to  7.14 55,253   4.31%      26.55% to   25.13%
   2008............................ 1.45% to 2.55% 5,740,584 10.35 to  5.70 51,764   2.26%    (36.73)% to (37.44)%
 Invesco Van Kampen V.I. Equity
   and Income Fund -- Series II
   shares
   2012............................ 1.45% to 2.55% 1,330,237 10.68 to 10.02 13,779   1.82%      10.75% to    9.52%
   2011............................ 1.45% to 2.55% 1,447,561  9.64 to  9.15 13,588   1.75%     (2.73)% to  (3.81)%
   2010............................ 1.45% to 2.55% 1,478,343  9.91 to  9.51 14,342   1.92%      10.41% to    9.18%
   2009............................ 1.45% to 2.55% 1,446,343  8.97 to  8.71 12,783   2.83%      20.71% to   19.37%
   2008............................ 1.45% to 2.55% 1,246,305  7.43 to  7.30  9,170   2.44%    (23.80)% to (24.65)%
 Invesco Van Kampen V.I. Mid
   Cap Growth Fund -- Series I
   shares
   2012 (4)........................ 0.75% to 0.75%       205  9.78 to  9.78      2   0.00%     (3.25)% to  (3.25)%
 Invesco Van Kampen V.I. Value
   Opportunities Fund -- Series II
   shares
   2012............................ 1.45% to 2.30%   600,493 13.08 to  8.82  7,428   1.15%      15.95% to   14.94%
   2011............................ 1.45% to 2.30%   774,885 11.28 to  7.67  8,255   0.58%     (4.79)% to  (5.61)%
   2010............................ 1.45% to 2.30% 1,024,833 11.85 to  8.13 11,426   0.34%       5.40% to    4.49%
   2009............................ 1.45% to 2.30% 1,244,958 11.24 to  7.78 13,225   1.21%      45.60% to   44.34%
   2008............................ 1.45% to 2.30% 1,471,353  7.72 to  5.39 10,642   0.48%    (52.60)% to (53.01)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                             NET   INVESTMENT
                                   % OF AVERAGE                            ASSETS   INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------ ---------- --------------------
AllianceBernstein Variable
  Products Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2012.......................... 1.45% to 2.55%  2,132,465  9.98 to  9.40 20,462   1.90%      11.73% to   10.48%
   2011.......................... 1.45% to 2.55%  2,344,972  8.93 to  8.51 20,197   2.23%     (4.46)% to  (5.52)%
   2010.......................... 1.45% to 2.55%  2,786,369  9.35 to  9.00 25,232   2.62%       8.70% to    7.49%
   2009.......................... 1.45% to 2.55%  3,039,389  8.60 to  8.38 25,460   0.82%      22.65% to   21.28%
   2008.......................... 1.45% to 2.55%  2,363,636  7.01 to  6.91 16,167   3.18%    (31.22)% to (31.99)%
 AllianceBernstein Global
   Thematic Growth Portfolio --
   Class B
   2012.......................... 1.45% to 2.10%    288,782 13.54 to  9.29  3,573   0.00%      11.60% to   10.86%
   2011.......................... 1.45% to 2.10%    296,320 12.13 to  8.38  3,257   0.37%    (24.52)% to (25.02)%
   2010.......................... 1.45% to 2.10%    394,801 16.07 to 11.18  5,915   2.17%      16.86% to   16.09%
   2009.......................... 1.45% to 2.10%    506,727 13.75 to  9.63  6,577   0.00%      50.92% to   49.93%
   2008.......................... 1.45% to 2.10%    352,242  9.11 to  6.42  3,098   0.00%    (48.23)% to (48.57)%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2012.......................... 1.15% to 2.30%  3,658,774 15.87 to 10.95 48,855   1.32%      15.89% to   14.54%
   2011.......................... 1.15% to 2.30%  4,512,491 13.69 to  9.56 52,198   1.11%       4.85% to    3.64%
   2010.......................... 1.15% to 2.30%  5,683,543 13.06 to  9.22 62,977   0.00%      11.50% to   10.21%
   2009.......................... 1.15% to 2.30%  6,922,845 11.71 to  8.37 68,933   3.49%      18.97% to   17.58%
   2008.......................... 1.15% to 2.30%  8,422,022  9.84 to  7.12 70,944   1.80%    (41.38)% to (42.06)%
 AllianceBernstein International
   Value Portfolio -- Class B
   2012.......................... 1.45% to 2.55% 12,409,844  9.39 to  5.20 82,582   1.39%      12.53% to   11.28%
   2011.......................... 1.45% to 2.55% 10,820,026  8.34 to  4.67 66,148   3.98%    (20.60)% to (21.49)%
   2010.......................... 1.45% to 2.55% 10,331,067 10.51 to  5.95 81,554   2.85%       2.79% to    1.64%
   2009.......................... 1.45% to 2.55% 11,097,457 10.22 to  5.86 87,523   1.12%      32.41% to   30.93%
   2008.......................... 1.45% to 2.55% 11,076,363  7.72 to  4.47 68,474   0.88%    (53.96)% to (54.48)%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2012.......................... 1.45% to 2.30%  1,444,678 14.41 to 10.67 11,213   0.03%      14.44% to   13.45%
   2011.......................... 1.45% to 2.30%  1,651,187 12.53 to  9.36 11,456   0.09%     (5.15)% to  (5.96)%
   2010.......................... 1.45% to 2.30%  2,031,713 13.21 to  9.95 14,888   0.28%       8.24% to    7.31%
   2009.......................... 1.45% to 2.30%  2,483,124 12.21 to  9.27 16,764   0.00%      35.12% to   33.95%
   2008.......................... 1.45% to 2.30%  2,968,259  9.03 to  6.92 14,864   0.00%    (40.69)% to (41.21)%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2012.......................... 1.45% to 1.95%  1,088,005 12.35 to 11.94 13,372   0.00%      13.06% to   12.49%
   2011.......................... 1.45% to 1.95%  1,584,521 10.92 to 10.61 17,205   0.00%       2.69% to    2.17%
   2010.......................... 1.45% to 2.30%  1,559,796 10.63 to 10.21 16,698   0.00%      34.61% to   33.45%
   2009.......................... 1.45% to 2.20%    725,939  7.90 to  7.68  5,848   0.00%      39.23% to   38.18%
   2008.......................... 1.45% to 2.20%    791,595  5.67 to  5.56  4,590   0.00%    (46.41)% to (46.82)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2012.......................... 1.45% to 2.55%  6,454,403 13.69 to 12.65  84,749   2.39%       5.83% to    4.64%
   2011.......................... 1.45% to 2.55%  6,534,567 12.93 to 12.09  81,354   4.03%      10.13% to    8.90%
   2010.......................... 1.45% to 2.55%  7,721,667 11.74 to 11.10  87,434   1.66%       3.57% to    2.42%
   2009.......................... 1.45% to 2.55% 11,759,735 11.34 to 10.84 128,852   1.88%       8.64% to    7.43%
   2008.......................... 1.45% to 2.55%  8,364,576 10.44 to 10.09  84,952   1.46%     (3.03)% to  (4.11)%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2012.......................... 1.45% to 2.05%      6,283 15.65 to 10.86      84   2.17%      13.08% to   12.39%
   2011.......................... 1.45% to 2.05%      6,420 13.84 to  9.66      74   1.53%       1.62% to    1.00%
   2010.......................... 1.45% to 2.05%      9,392 13.62 to  9.56     102   1.46%      12.49% to   11.81%
   2009.......................... 1.45% to 2.05%     14,396 12.11 to  8.55     150   4.35%      16.39% to   15.68%
   2008.......................... 1.45% to 2.05%     10,530 10.40 to  7.39      88   2.00%    (35.54)% to (35.93)%
 VP International Fund --
   Class I
   2012.......................... 1.45% to 2.20%     76,676 18.89 to  8.59   1,032   0.86%      19.40% to   18.49%
   2011.......................... 1.45% to 2.20%     91,147 15.82 to  7.25   1,031   1.38%    (13.32)% to (13.98)%
   2010.......................... 1.45% to 2.20%     88,669 18.25 to  8.42   1,174   2.18%      11.65% to   10.80%
   2009.......................... 1.45% to 2.20%    181,662 16.35 to  7.60   2,038   2.24%      31.83% to   30.82%
   2008.......................... 1.45% to 2.20%    222,588 12.40 to  5.81   1,908   0.80%    (45.62)% to (46.04)%
 VP Ultra(R) Fund -- Class I
   2012.......................... 1.45% to 2.05%      4,504 14.41 to 11.26      54   0.00%      12.27% to   11.58%
   2011.......................... 1.45% to 2.05%      5,004 12.84 to 10.09      54   0.00%     (0.40)% to  (1.00)%
   2010.......................... 1.45% to 2.05%      5,168 12.89 to 10.19      56   0.55%      14.40% to   13.71%
   2009.......................... 1.45% to 2.05%      6,963 11.27 to  8.96      68   0.25%      32.53% to   31.72%
   2008.......................... 1.45% to 2.05%      6,048  8.50 to  6.81      43   0.00%    (42.33)% to (42.68)%
 VP Value Fund -- Class I
   2012.......................... 1.45% to 1.45%      5,226 16.96 to 16.96      89   1.91%      12.91% to   12.91%
   2011.......................... 1.45% to 1.45%      6,844 15.02 to 15.02     103   2.01%     (0.45)% to  (0.45)%
   2010.......................... 1.45% to 1.45%     14,013 15.09 to 15.09     211   2.23%      11.78% to   11.78%
   2009.......................... 1.45% to 2.05%     14,765 13.50 to  9.60     197   5.51%      18.13% to   17.41%
   2008.......................... 1.45% to 2.10%     16,009 11.43 to  7.43     176   2.27%    (27.84)% to (28.32)%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2012.......................... 1.45% to 2.30%    997,274 12.60 to 11.29  11,530   1.41%      12.16% to   11.19%
   2011.......................... 1.45% to 2.30%  1,185,080 11.24 to 10.15  12,240   1.56%     (4.19)% to  (5.01)%
   2010.......................... 1.45% to 2.30%  1,177,535 11.73 to 10.69  12,848   1.47%      10.88% to    9.93%
   2009.......................... 1.45% to 2.30%  1,087,566 10.58 to  9.73  10,705   1.87%      28.97% to   27.86%
   2008.......................... 1.45% to 2.30%  1,119,238  8.20 to  7.61   8,865   2.10%    (37.82)% to (38.36)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2012.......................... 1.45% to 2.55% 36,314,759 15.34 to 10.85 430,659   1.41%       8.37% to    7.16%
   2011.......................... 1.45% to 2.55% 40,363,773 14.15 to 10.12 445,130   2.18%     (5.03)% to  (6.09)%
   2010.......................... 1.45% to 2.55% 43,089,284 14.90 to 10.78 503,674   1.12%       8.17% to    6.96%
   2009.......................... 1.45% to 2.55% 42,888,160 13.78 to 10.08 466,813   2.02%      19.16% to   17.83%
   2008.......................... 1.45% to 2.55% 37,014,846 11.56 to  8.55 343,978   2.66%    (20.84)% to (21.72)%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2012.......................... 1.45% to 1.85%    260,797 12.48 to 12.05   3,231   1.14%      13.15% to   12.69%
   2011.......................... 1.45% to 1.85%    288,746 11.03 to 10.69   3,167   0.64%       0.84% to    0.44%
   2010.......................... 1.45% to 1.85%    311,276 10.94 to 10.65   3,386   0.45%      13.43% to   12.97%
   2009.......................... 1.45% to 2.10%    316,268  9.64 to  9.29   3,034   0.38%      24.79% to   23.97%
   2008.......................... 1.45% to 2.10%    310,603  7.73 to  7.49   2,390   0.26%    (41.75)% to (42.14)%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2012.......................... 1.45% to 2.30%    805,941 13.22 to 10.80  10,385   0.38%      11.63% to   10.67%
   2011.......................... 1.45% to 2.30%    844,867 11.84 to  9.76   9,742   0.21%     (4.02)% to  (4.85)%
   2010.......................... 1.45% to 2.30%    897,173 12.34 to 10.26  10,786   0.64%      26.45% to   25.36%
   2009.......................... 1.45% to 2.30%    554,479  9.76 to  8.18   5,196   0.61%      26.21% to   25.12%
   2008.......................... 1.45% to 2.30%    582,155  7.73 to  6.54   4,345   0.67%    (41.08)% to (41.59)%
Columbia Funds Variable
  Insurance Trust I
 Columbia Variable Portfolio --
   Marsico Growth Fund --
   Class 1
   2012.......................... 1.45% to 2.30%  1,789,726 16.71 to 11.47  25,951   0.68%      10.61% to    9.65%
   2011.......................... 1.45% to 2.30%  2,153,872 15.11 to 10.46  28,613   0.29%     (4.05)% to  (4.87)%
   2010.......................... 1.45% to 2.30%  2,739,466 15.75 to 11.00  38,736   0.12%      19.79% to   18.76%
   2009.......................... 1.45% to 2.30%  3,064,123 13.15 to  9.26  36,308   0.78%      24.83% to   23.75%
   2008.......................... 1.45% to 2.30%  3,282,592 10.53 to  7.49  32,303   0.31%    (40.33)% to (40.84)%
 Columbia Variable Portfolio --
   Marsico International
   Opportunities Fund --
   Class 2
   2012.......................... 1.45% to 2.55%  4,431,272 19.22 to  7.90  53,257   0.93%      15.91% to   14.61%
   2011.......................... 1.45% to 2.55%  5,218,552 16.58 to  6.90  55,303   0.78%    (17.40)% to (18.32)%
   2010.......................... 1.45% to 2.55%  5,532,824 20.08 to  8.44  75,805   0.68%      12.08% to   10.83%
   2009.......................... 1.45% to 2.55%  6,441,360 17.91 to  7.62  78,350   1.88%      35.95% to   34.43%
   2008.......................... 1.45% to 2.55%  6,825,330 13.18 to  5.67  64,646   1.35%    (49.24)% to (49.80)%
DWS Variable Series I
 DWS Capital Growth VIP --
   Class B Shares
   2012.......................... 1.45% to 1.50%        610 10.03 to 10.02       6   0.56%      13.93% to   13.87%
   2011 (4)...................... 1.45% to 1.50%      1,126  8.80 to  8.80      10   0.00%    (17.29)% to (17.33)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
DWS Variable Series II
 DWS Dreman Small Mid Cap
   Value VIP -- Class B Shares
   2012........................... 1.45% to 2.05%     2,355 23.50 to 12.75     51   0.80%      11.73% to   11.05%
   2011........................... 1.45% to 2.05%     4,312 21.04 to 11.49     86   0.61%     (7.69)% to  (8.25)%
   2010........................... 1.45% to 2.05%     5,084 22.79 to 12.52    111   0.80%      20.89% to   20.15%
   2009........................... 1.45% to 2.05%     4,256 18.85 to 10.42     73   1.63%      27.41% to   26.63%
   2008........................... 1.45% to 2.05%     4,267 14.80 to  8.23     59   1.36%    (34.64)% to (35.04)%
 DWS Large Cap Value VIP --
   Class B Shares
   2012........................... 1.45% to 2.05%     7,327  9.86 to  9.76     72   1.68%       7.85% to    7.19%
   2011 (4)....................... 1.45% to 2.05%     8,090  9.14 to  9.11     74   0.00%    (12.44)% to (12.97)%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2012........................... 1.45% to 1.45%     4,457 18.65 to 18.65     83   0.50%      17.94% to   17.94%
   2011........................... 1.45% to 2.05%     5,636 15.81 to 10.44     87   0.54%     (1.06)% to  (1.66)%
   2010........................... 1.45% to 2.05%     6,928 15.98 to 10.62    103   0.96%      25.26% to   24.49%
   2009........................... 1.45% to 2.05%     7,278 12.76 to  8.53     86   1.37%      33.54% to   32.73%
   2008........................... 1.45% to 2.05%     9,473  9.56 to  6.43     86   0.93%    (41.29)% to (41.64)%
 Dreyfus Variable Investment Fund
   -- Money Market Portfolio
   2012........................... 1.45% to 2.05%    68,739 10.12 to  9.77    688   0.00%     (1.45)% to  (2.06)%
   2011........................... 1.45% to 2.05%    72,669 10.27 to  9.98    737   0.01%     (1.44)% to  (2.04)%
   2010........................... 1.45% to 2.05%    60,971 10.42 to 10.18    632   0.01%     (1.44)% to  (2.04)%
   2009........................... 1.45% to 2.20%    45,268 10.57 to  9.98    473   0.15%     (1.32)% to  (2.08)%
   2008........................... 1.45% to 2.05%    75,117 10.72 to 10.60    798   2.24%       1.05% to  (0.44)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2012........................... 1.50% to 2.05%   523,857  7.34 to 12.19  3,851   0.80%      10.29% to    9.67%
   2011........................... 1.45% to 2.05%   566,457 14.02 to 11.11  3,828   0.89%     (0.56)% to  (1.16)%
   2010........................... 1.50% to 2.05%   597,064  6.69 to 11.24  4,013   0.85%      13.09% to   12.46%
   2009........................... 1.50% to 2.05%   612,680  5.92 to 10.00  3,642   0.96%      31.75% to   31.01%
   2008........................... 1.50% to 2.05%   668,346  4.49 to  7.63  3,015   0.76%    (35.41)% to (35.77)%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2012........................... 1.45% to 2.55% 5,310,021 12.86 to 10.84 64,390   4.17%       5.77% to    4.58%
   2011........................... 1.45% to 2.55% 2,297,228 12.15 to 10.36 27,501   4.22%       1.06% to  (0.06)%
   2010........................... 1.45% to 2.55% 2,710,733 12.03 to 10.37 32,192   4.17%       7.54% to    6.34%
   2009........................... 1.45% to 2.55% 5,811,349 11.18 to  9.75 62,369   4.81%      42.22% to   40.63%
   2008........................... 1.45% to 2.55% 5,262,454  7.86 to  6.93 39,804   5.63%    (28.19)% to (28.99)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
Federated Insurance Series
 Federated Capital Appreciation
   Fund II -- Primary Shares
   2012.......................... 1.15% to 1.60%   855,844 10.99 to 10.86  9,332    0.56%      8.90% to    8.41%
   2011.......................... 1.15% to 1.60% 1,004,660 10.10 to 10.01 10,089    0.74%    (6.38)% to  (6.80)%
   2010 (4)...................... 1.15% to 1.60% 1,194,955 10.78 to 10.74 12,856    0.00%      9.78% to    9.29%
 Federated High Income Bond
   Fund II -- Primary Shares
   2012.......................... 1.15% to 1.60%   987,669 31.04 to 18.13 23,746    7.75%     13.37% to   12.86%
   2011.......................... 1.15% to 1.60% 1,082,614 27.38 to 16.06 22,866    8.97%      3.96% to    3.49%
   2010.......................... 1.15% to 1.60% 1,297,630 26.34 to 15.52 26,334    8.25%     13.41% to   12.90%
   2009.......................... 1.15% to 1.60% 1,496,563 23.22 to 13.75 26,825   10.21%     51.09% to   50.41%
   2008.......................... 1.15% to 1.60% 1,467,058 15.37 to  9.14 17,443   10.25%   (26.85)% to (27.18)%
 Federated High Income Bond
   Fund II -- Service Shares
   2012.......................... 1.45% to 2.30% 2,091,309 19.15 to 15.14 39,974    7.59%     12.64% to   11.67%
   2011.......................... 1.45% to 2.30% 2,063,018 17.00 to 13.56 34,906    8.96%      3.40% to    2.52%
   2010.......................... 1.45% to 2.30% 2,419,205 16.44 to 13.23 39,664    7.87%     12.73% to   11.75%
   2009.......................... 1.45% to 2.30% 2,322,730 14.59 to 11.84 33,936    9.28%     50.27% to   48.97%
   2008.......................... 1.45% to 2.30% 2,234,174  9.71 to  7.94 21,881    9.67%   (27.17)% to (27.80)%
 Federated Kaufmann Fund II --
   Service Shares
   2012.......................... 1.45% to 2.40% 1,260,634 18.31 to  8.79 21,186    0.00%     15.31% to   14.20%
   2011.......................... 1.45% to 2.55% 5,911,389 15.88 to  7.64 59,382    0.87%   (14.74)% to (15.69)%
   2010.......................... 1.45% to 2.55% 5,947,890 18.62 to  9.06 72,506    0.00%     16.04% to   14.75%
   2009.......................... 1.45% to 2.55% 4,895,409 16.05 to  7.90 56,115    0.00%     27.23% to   25.81%
   2008.......................... 1.45% to 2.55% 4,812,138 12.61 to  6.28 45,845    0.00%   (42.75)% to (43.39)%
 Federated Managed Volatility
   Fund II
   2012.......................... 1.15% to 1.60%   512,990 22.69 to 11.17  8,752    2.92%     12.24% to   11.73%
   2011.......................... 1.15% to 1.60%   540,001 20.21 to 10.00  8,295    3.93%      3.57% to    3.10%
   2010.......................... 1.15% to 1.60%   588,797 19.52 to  9.70  8,732    6.28%     10.80% to   10.30%
   2009.......................... 1.15% to 1.60%   721,714 17.61 to  8.79  9,640    6.32%     26.80% to   26.23%
   2008.......................... 1.15% to 1.60%   855,909 13.89 to  6.96  9,050    6.06%   (21.30)% to (21.65)%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/ Portfolio
   --Initial Class
   2012.......................... 1.15% to 1.60% 1,717,147 40.99 to 13.33 60,115    1.49%     11.18% to   10.68%
   2011.......................... 1.15% to 1.60% 1,999,658 36.87 to 12.05 61,909    1.86%    (3.68)% to  (4.11)%
   2010.......................... 1.15% to 1.60% 2,414,469 38.28 to 12.56 74,847    1.66%     12.95% to   12.44%
   2009.......................... 1.15% to 1.60% 2,680,632 33.89 to 11.17 75,497    2.36%     27.63% to   27.05%
   2008.......................... 1.15% to 1.60% 3,076,370 26.55 to  8.79 68,001    2.45%   (29.54)% to (29.86)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 VIP Asset Manager/SM/ Portfolio
   -- Service Class 2
   2012.......................... 1.45% to 2.30%    991,187 13.44 to 12.31  12,836   1.23%      10.60% to    9.65%
   2011.......................... 1.45% to 2.30%  1,243,753 12.15 to 11.22  14,615   1.60%     (4.22)% to  (5.05)%
   2010.......................... 1.45% to 2.30%  1,538,516 12.68 to 11.82  18,958   1.40%      12.31% to   11.34%
   2009.......................... 1.45% to 2.30%  1,751,372 11.29 to 10.62  19,260   2.02%      26.89% to   25.80%
   2008.......................... 1.45% to 2.30%  1,874,666  8.90 to  8.44  16,286   2.27%    (29.94)% to (30.54)%
 VIP Balanced Portfolio --
   Service Class 2
   2012.......................... 1.45% to 2.55%  6,503,500 12.30 to 10.46  75,098   1.52%      13.15% to   11.89%
   2011.......................... 1.45% to 2.55%  6,881,761 10.87 to  9.35  70,645   1.40%     (5.22)% to  (6.27)%
   2010.......................... 1.45% to 2.55%  6,779,387 11.47 to  9.97  73,820   1.52%      16.05% to   14.76%
   2009.......................... 1.45% to 2.55%  6,966,166  9.88 to  8.69  65,552   1.84%      36.32% to   34.80%
   2008.......................... 1.45% to 2.55%  6,416,955  7.25 to  6.45  44,795   1.79%    (35.10)% to (35.83)%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2012.......................... 1.15% to 1.60%  4,390,853 48.83 to 16.09 123,400   1.28%      15.07% to   14.55%
   2011.......................... 1.15% to 1.60%  5,110,949 42.43 to 14.05 124,220   0.95%     (3.64)% to  (4.08)%
   2010.......................... 1.15% to 1.60%  6,064,325 44.04 to 14.64 153,099   1.21%      15.87% to   15.35%
   2009.......................... 1.15% to 1.60%  7,029,385 38.01 to 12.70 154,027   1.35%      34.15% to   33.54%
   2008.......................... 1.15% to 1.60%  8,530,894 28.33 to  9.51 138,791   0.88%    (43.18)% to (43.43)%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2012.......................... 1.45% to 2.55% 22,275,144 19.56 to  9.88 267,620   1.09%      14.45% to   13.17%
   2011.......................... 1.45% to 2.55%  8,717,847 17.09 to  8.73 115,951   0.74%     (4.19)% to  (5.26)%
   2010.......................... 1.45% to 2.55%  9,949,015 17.84 to  9.21 139,185   0.98%      15.23% to   13.95%
   2009.......................... 1.45% to 2.55% 11,477,898 15.48 to  8.09 139,161   1.15%      33.50% to   32.01%
   2008.......................... 1.45% to 2.55% 12,610,294 11.59 to  6.13 116,786   0.63%    (43.52)% to (44.16)%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2012.......................... 1.45% to 1.85%    127,184 17.22 to 13.29   2,111   0.41%      20.47% to   19.98%
   2011.......................... 1.45% to 1.85%    149,191 14.29 to 11.08   2,038   0.00%     (4.17)% to  (4.56)%
   2010.......................... 1.45% to 1.95%    181,993 14.92 to  9.41   2,572   0.22%      16.28% to   15.69%
   2009.......................... 1.45% to 1.85%    193,075 12.83 to 10.02   2,427   0.02%      33.82% to   33.28%
   2008.......................... 1.45% to 1.85%    250,019  9.59 to  7.52   2,364   0.47%    (42.20)% to (42.43)%
 VIP Equity-Income Portfolio --
   Initial Class
   2012.......................... 1.15% to 1.60%  3,054,947 61.01 to 12.38 100,588   3.01%      15.95% to   15.43%
   2011.......................... 1.15% to 1.60%  3,627,740 52.62 to 10.72 100,854   2.38%     (0.19)% to  (0.64)%
   2010.......................... 1.15% to 1.60%  4,305,594 52.72 to 10.79 119,423   1.75%      13.83% to   13.31%
   2009.......................... 1.15% to 1.60%  5,178,909 46.32 to  9.52 124,098   2.22%      28.71% to   28.13%
   2008.......................... 1.15% to 1.60%  6,098,804 35.98 to  7.43 115,268   2.23%    (43.32)% to (43.57)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 VIP Equity-Income Portfolio --
   Service Class 2
   2012.......................... 1.45% to 2.55% 12,250,530 15.83 to  8.29 135,616   2.88%      15.35% to   14.06%
   2011.......................... 1.45% to 2.55%  4,524,978 13.72 to  7.27  52,474   2.08%     (0.80)% to  (1.91)%
   2010.......................... 1.45% to 2.55%  5,873,275 13.83 to  7.41  68,868   1.53%      13.25% to   11.99%
   2009.......................... 1.45% to 2.55%  6,978,010 12.21 to  6.61  72,555   2.02%      28.00% to   26.57%
   2008.......................... 1.45% to 2.55%  8,189,010  9.54 to  5.23  66,612   1.67%    (43.64)% to (44.27)%
 VIP Growth & Income
   Portfolio -- Initial Class
   2012.......................... 0.75% to 1.60%  1,548,381 12.64 to 10.96  23,113   2.13%      17.67% to   16.67%
   2011.......................... 0.75% to 1.60%  1,851,869 10.74 to  9.39  23,428   1.72%       0.85% to  (0.01)%
   2010.......................... 0.75% to 1.60%  2,095,446 10.65 to  9.39  26,763   0.69%      14.01% to   13.04%
   2009.......................... 0.75% to 1.60%  2,448,623  9.34 to  8.31  27,458   1.04%      26.25% to   25.17%
   2008.......................... 0.75% to 1.60%  2,945,542  7.40 to  6.64  26,128   1.10%    (42.14)% to (42.63)%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2012.......................... 1.45% to 2.20%  1,265,696 14.55 to 12.09  14,604   1.99%      16.53% to   15.64%
   2011.......................... 1.45% to 1.95%  1,371,950 12.49 to 10.63  13,548   1.47%     (0.11)% to  (0.61)%
   2010.......................... 1.45% to 2.20%  1,632,649 12.50 to 10.55  16,233   0.46%      12.89% to   12.03%
   2009.......................... 1.45% to 2.20%  1,891,358 11.08 to  9.41  16,711   0.84%      25.17% to   24.22%
   2008.......................... 1.45% to 2.20%  2,093,064  8.85 to  7.58  14,964   0.88%    (42.74)% to (43.18)%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2012.......................... 0.75% to 1.60%    841,179 10.62 to  8.70   9,669   0.39%      18.71% to   17.70%
   2011.......................... 0.75% to 1.60%    893,331  8.94 to  7.39   8,842   0.16%       1.53% to    0.67%
   2010.......................... 0.75% to 1.60%    936,955  8.81 to  7.34   9,337   0.20%      22.81% to   21.76%
   2009.......................... 0.75% to 1.60%  1,190,728  7.17 to  6.03   9,553   0.48%      44.76% to   43.52%
   2008.......................... 0.75% to 1.60%  1,296,531  4.95 to  4.20   7,395   0.38%    (55.36)% to (55.74)%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2012 (4)...................... 1.45% to 2.55%  2,734,942 10.73 to 10.62  29,273   0.16%       7.88% to    6.68%
 VIP Growth Portfolio -- Initial
   Class
   2012.......................... 1.15% to 1.60%  2,281,334 62.02 to  9.78  59,904   0.57%      13.36% to   12.85%
   2011.......................... 1.15% to 1.60%  2,679,282 54.71 to  8.66  61,236   0.35%     (0.95)% to  (1.39)%
   2010.......................... 1.15% to 1.60%  3,132,022 55.23 to  8.78  71,983   0.27%      22.75% to   22.19%
   2009.......................... 1.15% to 1.60%  3,692,954 45.00 to  7.19  68,484   0.44%      26.81% to   26.24%
   2008.......................... 1.15% to 1.60%  4,359,533 35.48 to  5.70  63,332   0.75%    (47.78)% to (48.01)%
 VIP Growth Portfolio --
   Service Class 2
   2012.......................... 1.45% to 2.30%  1,947,729 15.32 to 11.52  17,689   0.32%      12.74% to   11.77%
   2011.......................... 1.45% to 2.30%  2,567,808 13.58 to 10.31  19,928   0.13%     (1.48)% to  (2.33)%
   2010.......................... 1.45% to 2.30%  2,923,278 13.79 to 10.55  23,680   0.03%      22.07% to   21.02%
   2009.......................... 1.45% to 2.30%  4,006,232 11.30 to  8.72  26,119   0.21%      26.11% to   25.02%
   2008.......................... 1.45% to 2.30%  4,302,622  8.96 to  6.98  22,606   0.53%    (48.07)% to (48.52)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Growth Stock Portfolio --
   Service Class 2
   2012 (4)..................... 1.45% to 2.55%  3,574,522 10.89 to 10.77  38,808   0.63%       9.57% to    8.35%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2012......................... 1.45% to 2.55% 11,363,659 12.74 to 11.95 142,492   2.20%       4.07% to    2.90%
   2011......................... 1.45% to 2.55%  1,333,152 12.24 to 11.62  16,221   3.45%       5.49% to    4.31%
   2010......................... 1.45% to 2.55%  1,168,158 11.60 to 11.14  13,488   3.22%       5.99% to    4.81%
   2009......................... 1.45% to 2.55%  1,247,865 10.95 to 10.63  13,610   8.05%      13.80% to   12.53%
   2008......................... 1.45% to 2.55%    657,573  9.62 to  9.44   6,309   3.60%     (4.86)% to  (5.92)%
 VIP Mid Cap Portfolio --
   Initial Class
   2012......................... 0.75% to 0.75%      1,029 26.35 to 26.35      27   0.64%      13.97% to   13.97%
   2011......................... 0.75% to 0.75%      1,514 23.12 to 23.12      35   0.26%    (11.28)% to (11.28)%
   2010......................... 0.75% to 0.75%      1,503 26.06 to 26.06      39   0.38%      27.87% to   27.87%
   2009......................... 0.75% to 0.75%      1,505 20.38 to 20.38      31   0.70%      39.04% to   39.04%
   2008......................... 0.75% to 0.75%      1,526 14.66 to 14.66      22   0.47%    (39.90)% to (39.90)%
 VIP Mid Cap Portfolio --
   Service Class 2
   2012......................... 1.15% to 2.55% 10,619,523 26.59 to 10.27 170,431   0.39%      13.24% to   11.63%
   2011......................... 1.15% to 2.55%  4,889,281 23.48 to  9.20  97,950   0.02%    (11.88)% to (13.12)%
   2010......................... 1.15% to 2.55%  6,200,645 26.64 to 10.59 142,397   0.12%      27.09% to   25.30%
   2009......................... 1.15% to 2.55%  7,021,421 20.96 to  8.45 126,986   0.44%      38.14% to   36.19%
   2008......................... 1.15% to 2.55%  8,183,271 15.17 to  6.21 108,557   0.23%    (40.30)% to (41.15)%
 VIP Overseas Portfolio --
   Initial Class
   2012......................... 0.75% to 1.60%  1,100,757 11.01 to 11.65  23,478   1.92%      19.83% to   18.81%
   2011......................... 0.75% to 1.60%  1,234,488  9.19 to  9.81  22,127   1.31%    (17.78)% to (18.49)%
   2010......................... 0.75% to 1.60%  1,464,943 11.17 to 12.03  32,074   1.36%      12.27% to   11.31%
   2009......................... 0.75% to 1.60%  1,723,772  9.95 to 10.81  33,424   2.09%      25.58% to   24.51%
   2008......................... 0.75% to 1.60%  2,093,149  7.93 to  8.68  32,712   2.23%    (44.23)% to (44.70)%
 VIP Value Strategies Portfolio
   -- Service Class 2
   2012......................... 1.45% to 2.20%    326,129 14.05 to 13.62   4,494   0.44%      25.22% to   24.26%
   2011......................... 1.45% to 2.10%    278,601 11.22 to 10.66   3,058   0.70%    (10.35)% to (10.94)%
   2010......................... 1.45% to 2.20%    371,208 12.52 to 12.32   4,563   0.24%      24.51% to   23.56%
   2009......................... 1.45% to 2.20%    410,826 10.05 to  9.97   4,067   0.39%      54.87% to   53.69%
   2008......................... 1.45% to 2.20%    351,190  6.49 to  6.49   2,239   0.50%    (51.99)% to (52.36)%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2012......................... 1.45% to 2.55% 42,955,777 14.29 to 10.49 540,761   6.45%      11.02% to    9.77%
   2011......................... 1.45% to 2.55% 50,630,331 12.87 to  9.55 578,783   5.75%       0.90% to  (0.22)%
   2010......................... 1.45% to 2.55% 59,506,030 12.75 to  9.57 679,174   6.66%      11.04% to    9.80%
   2009......................... 1.45% to 2.55% 67,401,493 11.49 to  8.72 697,292   8.22%      33.63% to   32.14%
   2008......................... 1.45% to 2.55% 78,783,169  8.60 to  6.60 613,811   5.40%    (30.68)% to (31.45)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2012........................ 1.45% to 2.05%     23,883 14.21 to 11.06     332    0.84%     10.74% to   10.06%
   2011........................ 1.45% to 2.05%     27,495 12.83 to 10.05     346    0.65%    (2.93)% to  (3.52)%
   2010........................ 1.45% to 2.05%     30,856 13.22 to 10.42     396    0.83%      9.97% to    9.30%
   2009........................ 1.45% to 2.05%     34,602 12.02 to  9.53     405    1.37%     27.85% to   27.07%
   2008........................ 1.45% to 2.10%     47,853  9.40 to  7.13     421    1.35%   (35.48)% to (35.91)%
 Franklin Templeton VIP
   Founding Funds Allocation
   Fund -- Class 2 Shares
   2012........................ 1.45% to 2.55% 11,368,166  9.64 to  9.08 106,153    2.81%     13.66% to   12.39%
   2011........................ 1.45% to 2.55% 12,885,675  8.48 to  8.08 106,353    0.02%    (2.97)% to  (4.05)%
   2010........................ 1.45% to 2.55% 14,297,304  8.74 to  8.42 122,162    2.04%      8.66% to    7.44%
   2009........................ 1.45% to 2.55% 16,220,852  8.05 to  7.84 128,206    2.43%     28.36% to   26.93%
   2008........................ 1.45% to 2.55% 19,310,673  6.27 to  6.17 119,562    2.47%   (36.80)% to (37.51)%
 Mutual Shares Securities Fund
   -- Class 2 Shares
   2012........................ 1.45% to 2.40%  1,581,716 15.97 to  8.45  19,988    1.84%     12.58% to   11.50%
   2011........................ 1.45% to 2.55%  6,183,615 14.19 to  7.53  59,135    2.37%    (2.47)% to  (3.56)%
   2010........................ 1.45% to 2.55%  6,805,503 14.55 to  7.80  67,378    1.41%      9.58% to    8.36%
   2009........................ 1.45% to 2.55%  9,715,017 13.28 to  7.20  86,585    2.00%     24.22% to   22.83%
   2008........................ 1.45% to 2.55%  8,492,581 10.69 to  5.86  62,754    2.05%   (38.02)% to (38.72)%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2012........................ 0.75% to 1.60%    745,396 14.20 to 13.26   9,998    3.24%     17.70% to   16.70%
   2011........................ 1.15% to 1.60%    817,020 11.73 to 11.36   9,374    1.95%   (11.47)% to (11.87)%
   2010........................ 0.75% to 1.60%    967,215 13.58 to 12.89  12,580    2.09%      7.86% to    6.94%
   2009........................ 1.15% to 1.60%    975,796 12.33 to 12.06  11,847    3.67%     35.76% to   35.15%
   2008........................ 1.15% to 1.60%  1,036,669  9.08 to  8.92   9,298    2.71%   (40.93)% to (41.19)%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2012........................ 1.45% to 2.20%    126,214 19.71 to  8.90   1,688    3.17%     16.51% to   15.63%
   2011........................ 1.45% to 2.20%    103,850 16.92 to  7.70   1,285    1.67%   (11.93)% to (12.60)%
   2010........................ 1.45% to 2.20%    105,029 19.21 to  8.81   1,516    1.82%      6.84% to    6.02%
   2009........................ 1.45% to 2.20%    187,539 17.98 to  8.31   2,340    3.61%     35.06% to   34.03%
   2008........................ 1.45% to 2.20%    225,892 13.31 to  6.20   2,069    2.45%   (41.24)% to (41.69)%
 Templeton Global Bond
   Securities Fund -- Class 1
   Shares
   2012........................ 1.15% to 1.40%    668,902 18.80 to 18.42  12,374    6.57%     13.98% to   13.69%
   2011........................ 1.15% to 1.40%    748,067 16.49 to 16.20  12,165    5.58%    (1.75)% to  (1.99)%
   2010........................ 1.15% to 1.40%    758,389 16.78 to 16.53  12,576    1.62%     13.39% to   13.11%
   2009........................ 1.15% to 1.40%    715,736 14.80 to 14.62  10,490   13.68%     17.61% to   17.32%
   2008........................ 1.15% to 1.40%    663,426 12.59 to 12.46   8,285    3.90%      5.24% to    4.97%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2012......................... 1.45% to 2.20%  1,436,617  9.48 to  9.01  13,084   2.07%      19.31% to   18.40%
   2011......................... 1.45% to 2.20%  1,512,777  7.94 to  7.61  11,548   1.34%     (8.32)% to  (9.02)%
   2010......................... 1.45% to 2.30%  1,659,655  8.67 to  8.32  13,883   1.31%       5.84% to    4.93%
   2009......................... 1.45% to 2.30%  1,841,714  8.19 to  7.93  14,636   3.14%      29.20% to   28.09%
   2008......................... 1.45% to 2.30%  1,858,179  6.34 to  6.19  11,612   1.68%    (43.16)% to (43.65)%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2012......................... 1.45% to 2.10%  1,079,397 16.12 to 12.48  13,554   1.14%      11.76% to   11.03%
   2011......................... 1.45% to 2.10%  1,273,957 14.42 to 11.24  14,328   0.81%     (3.02)% to  (3.66)%
   2010......................... 1.45% to 2.10%  1,504,763 14.87 to 11.67  17,447   1.33%       9.96% to    9.23%
   2009......................... 1.45% to 2.10%  1,832,169 13.52 to 10.69  19,332   1.17%      23.58% to   22.77%
   2008......................... 1.45% to 2.10%  2,144,377 10.94 to  8.70  18,360   1.18%    (33.91)% to (34.35)%
 Income Fund -- Class 1 Shares
   2012......................... 0.75% to 2.35%  2,605,073 17.00 to 11.71  38,054   2.11%       4.90% to    3.20%
   2011......................... 0.75% to 2.35%  3,247,690 16.21 to 11.35  45,800   4.07%       6.40% to    4.69%
   2010......................... 0.75% to 2.35%  3,707,548 15.23 to 10.84  49,438   3.08%       6.76% to    5.04%
   2009......................... 0.75% to 2.45%  4,285,246 14.27 to 10.28  53,853   3.99%       7.07% to    5.24%
   2008......................... 0.75% to 2.45%  5,291,139 13.32 to  9.77  62,745   4.71%     (5.82)% to  (7.44)%
 Premier Growth Equity Fund --
   Class 1 Shares
   2012......................... 0.75% to 2.10%  2,489,095 12.17 to 12.01  30,758   0.83%      19.97% to   18.34%
   2011......................... 0.75% to 2.10%  3,236,743 10.14 to 10.15  33,683   0.19%     (0.28)% to  (1.63)%
   2010......................... 0.75% to 2.10%  3,817,618 10.17 to 10.32  40,199   0.23%      10.77% to    9.26%
   2009......................... 0.75% to 2.10%  4,507,878  9.18 to  9.44  43,185   0.34%      37.70% to   35.83%
   2008......................... 0.75% to 2.10%  5,527,352  6.67 to  6.95  38,718   0.35%    (37.13)% to (37.99)%
 Real Estate Securities Fund --
   Class 1 Shares
   2012......................... 0.75% to 2.55%  2,397,627 35.42 to 10.25  64,381   1.84%      15.91% to   13.81%
   2011......................... 0.75% to 2.55%  2,683,707 30.56 to  9.00  63,442   1.24%       9.03% to    7.06%
   2010......................... 0.75% to 2.55%  3,101,450 28.03 to  8.41  66,608   1.75%      27.98% to   25.66%
   2009......................... 0.75% to 2.55%  3,687,118 21.90 to  6.69  60,910   5.16%      34.75% to   32.30%
   2008......................... 0.75% to 2.55%  3,994,484 16.25 to  5.06  52,712   4.77%    (36.51)% to (37.67)%
 S&P 500(R) Index Fund
   2012......................... 0.75% to 2.55%  9,702,710 10.97 to  9.22 150,686   1.91%      14.83% to   12.74%
   2011......................... 0.75% to 2.55% 10,777,158  9.55 to  8.18 148,251   1.73%       0.94% to  (0.88)%
   2010......................... 0.75% to 2.55% 13,356,583  9.46 to  8.25 181,301   1.76%      13.98% to   11.91%
   2009......................... 0.75% to 2.55% 15,860,869  8.30 to  7.37 188,908   2.13%      25.35% to   23.08%
   2008......................... 0.75% to 2.55% 18,888,011  6.62 to  5.99 178,731   1.86%    (37.87)% to (39.00)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                               EXPENSE AS A                                        INVESTMENT
                               % OF AVERAGE                             NET ASSETS   INCOME
                              NET ASSETS (1)    UNITS      UNIT VALUE      000S    RATIO (2)    TOTAL RETURN (3)
                              -------------- ----------- -------------- ---------- ---------- --------------------
 Small-Cap Equity Fund --
   Class 1 Shares
   2012...................... 1.15% to 2.30%   1,896,838 20.84 to 12.56    36,787    0.01%      13.25% to   11.93%
   2011...................... 1.15% to 2.30%   2,406,365 18.40 to 11.22    41,381    0.00%       1.95% to    0.76%
   2010...................... 1.15% to 2.30%   2,926,019 18.05 to 11.14    49,614    0.17%      26.01% to   24.54%
   2009...................... 1.15% to 2.30%   3,608,377 14.33 to  8.94    48,754    0.00%      29.38% to   27.87%
   2008...................... 1.15% to 2.30%   4,320,863 11.07 to  6.99    45,525    0.45%    (38.31)% to (39.03)%
 Total Return Fund --
   Class 1 Shares
   2012...................... 0.75% to 2.30%  73,850,035 14.43 to 11.47   994,987    1.54%      11.70% to    9.96%
   2011...................... 0.75% to 2.30%  81,217,505 12.92 to 10.43   985,186    1.68%     (3.57)% to  (5.08)%
   2010...................... 0.75% to 2.30%  89,029,365 13.40 to 10.99 1,128,019    1.39%       8.82% to    7.12%
   2009...................... 0.75% to 2.30%  94,325,853 12.31 to 10.26 1,106,739    1.60%      19.90% to   18.03%
   2008...................... 0.75% to 2.30%  97,405,071 10.27 to  8.69   963,290    1.97%    (29.81)% to (30.91)%
 Total Return Fund --
   Class 3 Shares
   2012...................... 1.45% to 2.55%  98,775,639 11.00 to  9.28   997,523    1.29%      10.62% to    9.38%
   2011...................... 1.45% to 2.55% 110,528,192  9.94 to  8.48 1,014,142    1.45%     (4.50)% to  (5.56)%
   2010...................... 1.45% to 2.55% 120,773,570 10.41 to  8.98 1,166,699    1.17%       7.78% to    6.58%
   2009...................... 1.45% to 2.55% 128,705,519  9.66 to  8.43 1,160,078    1.46%      18.82% to   17.50%
   2008...................... 1.45% to 2.55% 125,631,080  8.13 to  7.17   962,211    2.22%    (30.39)% to (31.17)%
 U.S. Equity Fund -- Class 1
   Shares
   2012...................... 0.75% to 1.85%   2,146,107 12.02 to 11.97    25,799    1.22%      14.93% to   13.65%
   2011...................... 0.75% to 1.85%   2,531,170 10.45 to 10.53    26,806    0.71%     (3.64)% to  (4.70)%
   2010...................... 0.75% to 1.85%   3,017,807 10.85 to 11.05    33,498    0.96%       9.44% to    8.22%
   2009...................... 0.75% to 1.85%   3,605,506  9.91 to 10.21    36,983    1.15%      30.64% to   29.19%
   2008...................... 0.75% to 1.95%   4,230,957  7.59 to  7.95    33,569    1.00%    (36.54)% to (37.30)%
Goldman Sachs Variable
  Insurance Trust
 Goldman Sachs Large Cap
   Value Fund --
   Institutional Shares
   2012...................... 1.15% to 1.60%     838,830 11.09 to 10.79     9,408    1.32%      17.75% to   17.22%
   2011...................... 1.15% to 1.60%   1,018,930  9.42 to  9.21     9,728    1.14%     (8.12)% to  (8.53)%
   2010...................... 1.15% to 1.60%   1,197,528 10.25 to 10.07    12,515    0.75%       9.92% to    9.42%
   2009...................... 1.15% to 1.60%   1,447,301  9.33 to  9.20    13,793    1.71%      16.96% to   16.43%
   2008...................... 1.15% to 1.60%   1,745,320  7.98 to  7.90    14,264    1.68%    (35.28)% to (35.57)%
 Goldman Sachs Mid Cap
   Value Fund
   2012...................... 1.15% to 2.30%   2,244,886 25.67 to 12.29    53,736    1.12%      17.10% to   15.74%
   2011...................... 1.15% to 2.30%   2,611,778 21.92 to 10.62    53,592    0.71%     (7.45)% to  (8.53)%
   2010...................... 1.15% to 2.30%   3,088,859 23.68 to 11.61    69,078    0.66%      23.56% to   22.13%
   2009...................... 1.15% to 2.30%   3,701,268 19.17 to  9.50    67,223    1.73%      31.62% to   30.09%
   2008...................... 1.15% to 2.30%   4,712,147 14.56 to  7.30    65,457    0.93%    (37.78)% to (38.50)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 Goldman Sachs Money Market
   Fund -- Service Shares
   2012 (4)....................... 0.75% to 2.55% 20,290,027  9.97 to  9.89 201,609   0.00%     (0.74)% to  (2.53)%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2012........................... 1.45% to 2.20%    332,979 13.96 to 12.62   4,553   4.76%       3.80% to    3.01%
   2011........................... 1.45% to 2.20%    399,516 13.45 to 12.25   5,280   5.58%       5.90% to    5.10%
   2010........................... 1.45% to 2.20%    452,511 12.70 to 11.65   5,666   4.11%       7.65% to    6.83%
   2009........................... 1.45% to 2.20%    329,250 11.80 to 10.91   3,853   4.69%       8.06% to    7.24%
   2008........................... 1.45% to 2.20%    161,934 10.92 to 10.17   1,758   5.61%     (0.16)% to  (0.92)%
 JPMorgan Insurance Trust
   Equity Index Portfolio --
   Class 1
   2012........................... 1.45% to 2.20%    145,802 11.18 to  9.40   1,581   1.85%      13.90% to   13.03%
   2011........................... 1.45% to 2.20%    225,476  9.81 to  8.32   2,156   1.70%       0.24% to  (0.53)%
   2010........................... 1.45% to 2.20%    237,662  9.79 to  8.36   2,277   2.27%      12.75% to   11.89%
   2009........................... 1.45% to 2.20%     90,122  8.68 to  7.48     770   2.59%      24.60% to   23.66%
   2008........................... 1.45% to 2.20%     88,270  6.97 to  6.05     607   1.88%    (38.12)% to (38.59)%
 JPMorgan Insurance Trust
   International Equity Portfolio
   -- Class 1
   2012........................... 1.45% to 2.05%      5,509 15.32 to 14.98      83   2.17%      19.30% to   18.58%
   2011........................... 1.45% to 2.05%      6,457 12.84 to 12.63      82   2.00%    (12.73)% to (13.26)%
   2010........................... 1.45% to 2.05%      7,480 14.71 to 14.56     109   0.24%       5.61% to    4.96%
   2009 (4)....................... 1.45% to 2.05%      7,443 13.93 to 13.87     103   1.54%      61.67% to   60.69%
 JPMorgan Insurance Trust
   Intrepid Growth Portfolio --
   Class 1
   2012........................... 1.45% to 2.20%     59,173 11.73 to 10.29     673   0.73%      14.61% to   13.74%
   2011........................... 1.45% to 2.20%     57,894 10.23 to  9.05     578   0.94%       0.38% to  (0.38)%
   2010........................... 1.45% to 2.20%     56,215 10.20 to  9.09     561   1.13%      14.42% to   13.55%
   2009........................... 1.45% to 2.20%    102,156  8.91 to  8.00     895   0.80%      32.37% to   31.37%
   2008........................... 1.45% to 2.20%    115,124  6.73 to  6.09     765   0.94%    (40.10)% to (40.56)%
 JPMorgan Insurance Trust
   Intrepid Mid Cap Portfolio
   -- Class 1
   2012........................... 1.45% to 2.20%     47,610 10.99 to  9.41     507   0.81%      14.44% to   13.57%
   2011........................... 1.45% to 2.20%     58,290  9.60 to  8.29     545   0.81%     (2.95)% to  (3.69)%
   2010........................... 1.45% to 2.20%     59,378  9.89 to  8.60     575   1.32%      17.79% to   16.90%
   2009........................... 1.45% to 2.20%     42,682  8.40 to  7.36     352   1.58%      33.70% to   32.68%
   2008........................... 1.45% to 2.20%     48,767  6.28 to  5.55     302   0.61%    (39.70)% to (40.16)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 JPMorgan Insurance Trust Mid
   Cap Growth Portfolio --
   Class 1
   2012........................ 1.45% to 2.20%     43,485 11.82 to 10.57     498   0.00%      14.42% to   13.55%
   2011........................ 1.45% to 2.20%     51,330 10.33 to  9.31     516   0.00%     (7.51)% to  (8.21)%
   2010........................ 1.45% to 2.20%     50,225 11.17 to 10.14     549   0.00%      23.81% to   22.87%
   2009........................ 1.45% to 2.20%     39,582  9.02 to  8.26     351   0.00%      40.97% to   39.89%
   2008........................ 1.45% to 2.20%     48,142  6.40 to  5.90     304   0.00%    (44.60)% to (45.03)%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio --
   Class 1
   2012........................ 1.45% to 2.05%      5,607 18.73 to 18.31     104   1.07%      18.63% to   17.90%
   2011........................ 1.45% to 2.05%      7,510 15.79 to 15.53     118   1.46%       0.68% to    0.07%
   2010........................ 1.45% to 2.05%      9,981 15.68 to 15.52     156   1.18%      21.67% to   20.93%
   2009 (4).................... 1.45% to 2.05%     11,666 12.89 to 12.84     150   0.00%      44.45% to   43.58%
 JPMorgan Insurance Trust
   Small Cap Core Portfolio --
   Class 1
   2012........................ 1.45% to 1.45%      2,639 17.93 to 17.93      47   0.25%      17.99% to   17.99%
   2011........................ 1.45% to 1.45%      1,671 15.20 to 15.20      25   0.13%     (6.15)% to  (6.15)%
   2010........................ 1.45% to 1.45%      1,863 16.19 to 16.19      30   0.00%      25.28% to   25.28%
   2009 (4).................... 1.45% to 1.45%      1,484 12.93 to 12.93      19   0.24%      45.02% to   45.02%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2012........................ 1.45% to 2.20%    121,740 12.73 to 10.42   1,501   1.48%      15.94% to   15.05%
   2011........................ 1.45% to 2.20%    201,928 10.98 to  9.05   2,161   1.13%     (3.29)% to  (4.02)%
   2010........................ 1.45% to 2.20%    198,265 11.36 to  9.43   2,201   0.93%      11.93% to   11.08%
   2009........................ 1.45% to 2.20%     88,611 10.14 to  8.49     883   2.76%      31.74% to   30.74%
   2008........................ 1.45% to 2.20%     99,638  7.70 to  6.49     757   1.07%    (35.75)% to (36.24)%
Janus Aspen Series
 Balanced Portfolio --
   Institutional Shares
   2012........................ 1.15% to 1.60%  3,628,099 39.84 to 17.35  97,256   2.77%      12.31% to   11.80%
   2011........................ 1.15% to 1.60%  4,272,526 35.48 to 15.52 101,967   2.39%       0.47% to    0.02%
   2010........................ 1.15% to 1.60%  5,017,078 35.31 to 15.51 118,984   2.76%       7.14% to    6.66%
   2009........................ 1.15% to 1.60%  5,849,723 32.96 to 14.55 130,542   2.97%      24.44% to   23.88%
   2008........................ 1.15% to 1.60%  6,782,516 26.48 to 11.74 122,794   2.59%    (16.81)% to (17.18)%
 Balanced Portfolio -- Service
   Shares
   2012........................ 1.45% to 2.55%  9,214,179 17.81 to 11.86 129,506   2.48%      11.73% to   10.48%
   2011........................ 1.45% to 2.55% 10,546,753 15.94 to 10.73 133,861   2.12%     (0.11)% to  (1.22)%
   2010........................ 1.45% to 2.55% 12,439,882 15.96 to 10.86 159,866   2.50%       6.55% to    5.36%
   2009........................ 1.45% to 2.55% 13,737,473 14.98 to 10.31 167,934   2.76%      23.76% to   22.38%
   2008........................ 1.45% to 2.55% 12,812,353 12.10 to  8.43 129,923   2.47%    (17.28)% to (18.20)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 Enterprise Portfolio --
   Institutional Shares
   2012........................... 1.15% to 1.60%  1,947,561 46.19 to 13.14  49,303   0.00%      15.94% to   15.41%
   2011........................... 1.15% to 1.60%  2,230,940 39.84 to 11.38  49,328   0.00%     (2.55)% to  (2.99)%
   2010........................... 1.15% to 1.60%  2,737,583 40.89 to 11.73  60,955   0.07%      24.40% to   23.84%
   2009........................... 1.15% to 1.60%  3,208,516 32.87 to  9.47  57,175   0.00%      43.16% to   42.51%
   2008........................... 1.15% to 1.60%  3,614,454 22.96 to  6.65  45,389   0.24%    (44.37)% to (44.62)%
 Enterprise Portfolio -- Service
   Shares
   2012........................... 1.50% to 1.70%    552,725  7.08 to  6.90   4,412   0.00%      15.23% to   14.99%
   2011........................... 1.50% to 1.70%    733,829  6.14 to  6.00   5,082   0.00%     (3.12)% to  (3.32)%
   2010........................... 1.50% to 1.70%    936,942  6.34 to  6.21   6,789   0.00%      23.64% to   23.39%
   2009........................... 1.50% to 1.70%  1,090,738  5.13 to  5.03   6,281   0.00%      42.28% to   41.99%
   2008........................... 1.50% to 1.70%  1,351,294  3.60 to  3.54   5,484   0.06%    (44.70)% to (44.81)%
 Flexible Bond Portfolio --
   Institutional Shares
   2012........................... 0.75% to 1.60%    918,120 21.35 to 19.17  21,722   3.43%       7.52% to    6.60%
   2011........................... 0.75% to 1.60%  1,004,124 19.85 to 17.98  22,217   3.73%       5.95% to    5.04%
   2010........................... 0.75% to 1.60%  1,179,594 18.74 to 17.12  24,777   3.79%       7.16% to    6.25%
   2009........................... 0.75% to 1.60%  1,339,043 17.49 to 16.11  26,360   4.63%      12.37% to   11.41%
   2008........................... 0.75% to 1.60%  1,190,335 15.56 to 14.46  21,047   4.17%       5.23% to    4.33%
 Forty Portfolio -- Institutional
   Shares
   2012........................... 0.75% to 1.60%  1,936,175 12.61 to 14.10  41,380   0.69%      23.23% to   22.17%
   2011........................... 0.75% to 1.60%  2,269,593 10.24 to 11.54  39,819   0.37%     (7.39)% to  (8.18)%
   2010........................... 0.75% to 1.60%  2,758,731 11.05 to 12.57  53,004   0.34%       5.95% to    5.05%
   2009........................... 0.75% to 1.60%  3,375,548 10.43 to 11.97  61,427   0.04%      45.24% to   44.00%
   2008........................... 0.75% to 1.60%  3,883,178  7.18 to  8.31  49,408   0.14%    (44.57)% to (45.04)%
 Forty Portfolio -- Service
   Shares
   2012........................... 1.45% to 2.55%  4,586,883 20.19 to 11.01  52,690   0.56%      22.06% to   20.69%
   2011........................... 1.45% to 2.55%  4,630,163 16.54 to  9.12  44,050   0.25%     (8.29)% to  (9.31)%
   2010........................... 1.45% to 2.55%  5,164,331 18.04 to 10.06  54,511   0.19%       4.94% to    3.77%
   2009........................... 1.45% to 2.55% 10,893,165 17.19 to  9.70 107,822   0.01%      43.90% to   42.29%
   2008........................... 1.45% to 2.55% 10,897,858 11.95 to  6.81  77,068   0.01%    (45.12)% to (45.73)%
 Global Technology Portfolio --
   Service Shares
   2012........................... 1.15% to 1.70%  1,075,593  5.64 to  5.14   5,799   0.00%      17.77% to   17.12%
   2011........................... 1.15% to 1.70%  1,319,545  4.79 to  4.39   6,061   0.00%     (9.71)% to (10.21)%
   2010........................... 1.15% to 1.70%  1,601,174  5.30 to  4.89   8,156   0.00%      22.97% to   22.28%
   2009........................... 1.15% to 1.70%  1,684,041  4.31 to  4.00   7,001   0.00%      55.09% to   54.23%
   2008........................... 1.15% to 1.70%  1,731,993  2.78 to  2.59   4,648   0.09%    (44.62)% to (44.93)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Janus Portfolio -- Institutional
   Shares
   2012.............................. 1.15% to 1.60% 2,894,203 28.92 to  9.53 49,944   0.54%      17.22% to   16.69%
   2011.............................. 1.15% to 1.60% 3,370,388 24.67 to  8.17 49,568   0.58%     (6.39)% to  (6.81)%
   2010.............................. 1.15% to 1.60% 4,095,798 26.35 to  8.76 63,582   1.08%      13.20% to   12.69%
   2009.............................. 1.15% to 1.60% 4,891,848 23.28 to  7.78 67,179   0.54%      34.78% to   34.17%
   2008.............................. 1.15% to 1.60% 5,587,425 17.27 to  5.80 57,089   0.72%    (40.42)% to (40.68)%
 Janus Portfolio -- Service Shares
   2012.............................. 1.50% to 1.70%   509,550  7.26 to  7.07  3,839   0.43%      16.51% to   16.27%
   2011.............................. 1.50% to 1.70%   633,398  6.23 to  6.08  4,115   0.44%     (6.95)% to  (7.14)%
   2010.............................. 1.50% to 1.70%   771,277  6.69 to  6.55  5,366   0.36%      12.55% to   12.32%
   2009.............................. 1.50% to 1.70%   975,931  5.95 to  5.83  6,057   0.39%      33.97% to   33.70%
   2008.............................. 1.50% to 1.70% 1,178,442  4.44 to  4.36  5,486   0.58%    (40.77)% to (40.89)%
 Overseas Portfolio -- Institutional
   Shares
   2012.............................. 0.75% to 1.60% 1,713,077 14.52 to 21.94 50,314   0.68%      12.61% to   11.65%
   2011.............................. 0.75% to 1.60% 2,051,624 12.89 to 19.65 53,699   0.47%    (32.68)% to (33.25)%
   2010.............................. 0.75% to 1.60% 2,537,925 19.15 to 29.44 99,035   0.68%      24.37% to   23.31%
   2009.............................. 0.75% to 1.60% 2,970,025 15.40 to 23.87 93,941   0.56%      78.21% to   76.69%
   2008.............................. 0.75% to 1.60% 3,413,992  8.64 to 13.51 60,693   2.75%    (52.47)% to (52.88)%
 Overseas Portfolio -- Service
   Shares
   2012.............................. 1.45% to 2.10%   448,452 28.62 to 18.74  6,292   0.59%      11.54% to   10.80%
   2011.............................. 1.45% to 2.10%   591,517 25.66 to 16.92  7,619   0.38%    (33.32)% to (33.76)%
   2010.............................. 1.45% to 2.10%   820,795 38.48 to 25.54 15,993   0.52%      23.21% to   22.40%
   2009.............................. 1.45% to 2.10% 1,103,878 31.24 to 20.86 17,431   0.40%      76.48% to   75.31%
   2008.............................. 1.45% to 2.10% 1,331,312 17.70 to 11.90 11,958   2.68%    (52.92)% to (53.24)%
 Worldwide Portfolio --
   Institutional Shares
   2012.............................. 1.15% to 1.60% 2,560,336 32.69 to  9.64 51,867   0.85%      18.69% to   18.16%
   2011.............................. 1.15% to 1.60% 2,980,577 27.54 to  8.16 51,192   0.57%    (14.73)% to (15.12)%
   2010.............................. 1.15% to 1.60% 3,542,088 32.30 to  9.61 70,639   0.61%      14.50% to   13.99%
   2009.............................. 1.15% to 1.60% 4,069,088 28.21 to  8.43 70,423   1.41%      36.12% to   35.50%
   2008.............................. 1.15% to 1.60% 4,749,869 20.72 to  6.22 60,413   1.16%    (45.30)% to (45.55)%
 Worldwide Portfolio -- Service
   Shares
   2012.............................. 1.50% to 1.70%   697,274  6.23 to  6.08  4,576   0.74%      18.06% to   17.82%
   2011.............................. 1.50% to 1.70%   891,449  5.28 to  5.16  4,956   0.47%    (15.28)% to (15.45)%
   2010.............................. 1.50% to 1.70% 1,036,356  6.23 to  6.10  6,800   0.48%      13.79% to   13.56%
   2009.............................. 1.50% to 1.70% 1,278,506  5.48 to  5.37  7,398   1.26%      35.34% to   35.07%
   2008.............................. 1.50% to 1.70% 1,533,563  4.05 to  3.98  6,583   0.98%    (45.64)% to (45.75)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
Legg Mason Partners Variable
  Equity Trust
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio --
   Class II
   2012........................... 1.45% to 2.30%   290,638 17.59 to 11.83  4,805   0.13%      16.74% to   15.73%
   2011........................... 1.45% to 2.30%   382,148 15.07 to 10.22  5,388   0.00%       0.68% to  (0.18)%
   2010........................... 1.45% to 2.30%   426,545 14.97 to 10.24  5,856   0.00%      22.91% to   21.85%
   2009........................... 1.45% to 2.30%   547,645 12.18 to  8.41  6,069   0.00%      32.25% to   31.11%
   2008........................... 1.45% to 2.30%   686,157  9.21 to  6.41  5,736   0.00%    (41.44)% to (41.95)%
 Legg Mason ClearBridge Variable
   Equity Income Builder
   Portfolio -- Class I
   2012........................... 1.15% to 1.60%   585,520 10.46 to 10.20  6,014   3.00%      12.89% to   12.38%
   2011........................... 1.15% to 1.60%   557,518  9.27 to  9.07  5,086   3.52%       6.66% to    6.18%
   2010........................... 1.15% to 1.60%   543,444  8.69 to  8.55  4,661   3.77%      10.97% to   10.47%
   2009........................... 1.15% to 1.60%   709,576  7.83 to  7.74  5,503   3.20%      21.49% to   20.94%
   2008........................... 1.15% to 1.60%   825,947  6.45 to  6.40  5,292   0.95%    (35.77)% to (36.06)%
 Legg Mason ClearBridge Variable
   Equity Income Builder
   Portfolio -- Class II
   2012........................... 1.45% to 2.45%   724,572 10.22 to  9.64  7,181   2.70%      12.42% to   11.28%
   2011........................... 1.45% to 2.45%   805,885  9.09 to  8.66  7,131   2.95%       6.15% to    5.08%
   2010........................... 1.45% to 2.45%   952,213  8.56 to  8.25  7,983   3.72%      10.49% to    9.37%
   2009........................... 1.45% to 2.45% 1,032,646  7.75 to  7.54  7,872   3.21%      20.85% to   19.63%
   2008........................... 1.45% to 2.45% 1,058,150  6.41 to  6.30  6,715   0.97%    (35.90)% to (36.55)%
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio -- Class I
   2012........................... 1.45% to 2.30%   691,272  9.11 to  8.68  6,251   1.62%      13.31% to   12.33%
   2011........................... 1.45% to 2.30%   823,601  8.04 to  7.72  6,578   1.24%     (7.55)% to  (8.35)%
   2010........................... 1.45% to 2.30% 1,013,465  8.70 to  8.43  8,765   1.62%      14.91% to   13.92%
   2009........................... 1.45% to 2.30% 1,223,937  7.57 to  7.40  9,226   1.33%      27.48% to   26.38%
   2008........................... 1.45% to 2.30% 1,421,022  5.94 to  5.85  8,415   1.63%    (37.50)% to (38.04)%
 Legg Mason ClearBridge Variable
   Large Cap Value Portfolio --
   Class I
   2012........................... 1.15% to 1.60%   595,426 20.10 to 14.09 10,197   2.25%      15.16% to   14.64%
   2011........................... 1.15% to 1.60%   672,455 17.46 to 12.29 10,003   2.22%       3.75% to    3.28%
   2010........................... 1.15% to 1.60%   755,761 16.82 to 11.90 10,871   2.91%       8.21% to    7.72%
   2009........................... 1.15% to 1.60%   886,599 15.55 to 11.04 11,860   1.84%      23.07% to   22.51%
   2008........................... 1.15% to 1.60% 1,153,097 12.63 to  9.02 12,556   1.10%    (36.37)% to (36.65)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
Legg Mason Partners Variable
  Income Trust
 Western Asset Variable Strategic
   Bond Portfolio -- Class I
   2012............................ 1.15% to 1.60%   815,687 18.84 to 17.15 14,576   2.72%       6.52% to    6.05%
   2011............................ 1.15% to 1.60%   849,416 17.68 to 16.18 14,295   3.58%       5.65% to    5.17%
   2010............................ 1.15% to 1.60%   916,784 16.74 to 15.38 14,572   2.66%      10.54% to   10.04%
   2009............................ 1.15% to 1.60% 1,054,243 15.14 to 13.98 15,214   4.36%      20.41% to   19.87%
   2008............................ 1.15% to 1.60% 1,282,652 12.58 to 11.66 15,422   5.45%    (17.98)% to (18.35)%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2012............................ 1.45% to 2.30%   935,280 15.67 to 12.15  8,671   0.22%      14.99% to   13.99%
   2011............................ 1.45% to 2.30% 1,156,186 13.63 to 10.66  9,468   0.25%     (1.08)% to  (1.93)%
   2010............................ 1.45% to 2.30% 1,375,271 13.77 to 10.87 11,452   0.30%      10.53% to    9.57%
   2009............................ 1.45% to 2.30% 1,761,025 12.46 to  9.92 13,156   0.45%      37.08% to   35.90%
   2008............................ 1.45% to 2.30% 2,114,412  9.09 to  7.30 11,423   0.30%    (37.90)% to (38.43)%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2012............................ 1.45% to 1.95%   645,995 16.40 to 12.91  7,265   0.71%      17.11% to   16.51%
   2011............................ 1.45% to 1.95%   809,245 14.00 to 11.08  7,830   0.73%     (3.83)% to  (4.32)%
   2010............................ 1.45% to 1.95% 1,013,295 14.56 to 11.58 10,256   1.03%       9.27% to    8.72%
   2009............................ 1.45% to 1.95% 1,214,776 13.33 to 10.65 11,262   1.33%      24.72% to   24.09%
   2008............................ 1.45% to 1.95% 1,448,454 10.68 to  8.58 10,745   0.53%    (34.22)% to (34.56)%
 MFS(R) New Discovery Series --
   Service Class Shares
   2012............................ 1.15% to 2.30% 1,502,506 21.47 to 15.08 21,100   0.00%      19.50% to   18.11%
   2011............................ 1.15% to 2.30% 1,887,765 17.96 to 12.77 22,864   0.00%    (11.52)% to (12.55)%
   2010............................ 1.15% to 2.30% 2,259,582 20.30 to 14.60 31,137   0.00%      34.38% to   32.82%
   2009............................ 1.15% to 2.30% 2,361,297 15.11 to 10.99 23,923   0.00%      61.05% to   59.18%
   2008............................ 1.15% to 2.30% 2,398,120  9.38 to  6.91 15,141   0.00%    (40.22)% to (40.91)%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2012............................ 1.45% to 1.45%     4,797 15.14 to 15.14     73   5.69%       9.00% to    9.00%
   2011............................ 1.45% to 1.45%     5,605 13.89 to 13.89     78   5.36%       3.02% to    3.02%
   2010............................ 1.45% to 1.45%     5,711 13.48 to 13.48     77   4.19%       8.20% to    8.20%
   2009............................ 1.45% to 2.20%    37,014 12.46 to 10.32    425   9.57%      22.09% to   21.16%
   2008............................ 1.45% to 2.20%    40,658 10.21 to  8.52    387   1.52%    (13.54)% to (14.20)%
 MFS(R) Total Return Series --
   Service Class Shares
   2012............................ 1.45% to 2.55% 5,307,438 14.72 to  9.66 60,562   2.53%       9.32% to    8.10%
   2011............................ 1.45% to 2.55% 5,998,409 13.47 to  8.94 63,219   2.32%       0.12% to  (1.00)%
   2010............................ 1.45% to 2.55% 7,134,030 13.45 to  9.03 75,384   2.53%       8.04% to    6.84%
   2009............................ 1.45% to 2.55% 7,403,982 12.45 to  8.45 72,982   3.27%      16.02% to   14.72%
   2008............................ 1.45% to 2.55% 6,932,090 10.73 to  7.37 59,746   2.88%    (23.45)% to (24.30)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) Utilities Series -- Service
   Class Shares
   2012............................. 1.45% to 2.30% 1,301,678 30.81 to 16.08 26,138   6.30%      11.57% to   10.60%
   2011............................. 1.45% to 2.30% 1,666,379 27.62 to 14.53 30,051   2.93%       4.97% to    4.06%
   2010............................. 1.45% to 2.20% 1,920,129 26.31 to 16.02 33,264   3.13%      11.87% to   11.02%
   2009............................. 1.45% to 2.20% 2,321,427 23.52 to 14.43 36,538   4.83%      30.94% to   29.95%
   2008............................. 1.45% to 2.20% 2,903,994 17.96 to 11.11 35,664   1.34%    (38.71)% to (39.18)%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/VA
   -- Non-Service Shares
   2012............................. 1.15% to 1.60%   637,284 37.48 to 11.74 15,035   1.32%      11.04% to   10.54%
   2011............................. 1.15% to 1.60%   765,176 33.76 to 10.62 15,912   2.34%     (0.44)% to  (0.88)%
   2010............................. 1.15% to 1.60%   875,761 33.91 to 10.71 18,467   1.47%      11.62% to   11.11%
   2009............................. 1.15% to 1.60% 1,080,019 30.38 to  9.64 19,935   0.00%      20.49% to   19.95%
   2008............................. 1.15% to 1.60% 1,361,701 25.21 to  8.04 20,718   3.05%    (44.12)% to (44.38)%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2012............................. 1.45% to 2.55% 3,499,655 10.07 to  7.40 30,730   1.19%      10.48% to    9.24%
   2011............................. 1.45% to 2.55% 4,129,168  9.12 to  6.78 33,312   2.12%     (1.07)% to  (2.17)%
   2010............................. 1.45% to 2.55% 4,785,055  9.22 to  6.93 39,331   1.18%      11.04% to    9.81%
   2009............................. 1.45% to 2.55% 5,204,659  8.30 to  6.31 38,589   0.00%      19.84% to   18.50%
   2008............................. 1.45% to 2.55% 5,107,592  6.93 to  5.33 32,033   2.56%    (44.43)% to (45.06)%
 Oppenheimer Capital
   Appreciation Fund/VA -- Non-
   Service Shares
   2012............................. 1.15% to 1.60% 1,263,178 62.45 to 11.64 34,442   0.66%      12.80% to   12.29%
   2011............................. 1.15% to 1.60% 1,453,746 55.37 to 10.37 35,089   0.38%     (2.28)% to  (2.72)%
   2010............................. 1.15% to 1.60% 1,670,872 56.66 to 10.66 42,219   0.18%       8.16% to    7.67%
   2009............................. 1.15% to 1.60% 2,013,353 52.39 to  9.90 47,003   0.33%      42.86% to   42.21%
   2008............................. 1.15% to 1.60% 2,410,505 36.67 to  6.96 39,245   0.15%    (46.15)% to (46.39)%
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2012............................. 1.45% to 2.10%   477,818 14.20 to 10.57  6,124   0.40%      12.15% to   11.41%
   2011............................. 1.45% to 2.10%   618,224 12.66 to  9.48  7,046   0.11%     (2.80)% to  (3.44)%
   2010............................. 1.45% to 2.10%   748,903 13.02 to  9.82  8,938   0.00%       7.56% to    6.85%
   2009............................. 1.45% to 2.10%   894,281 12.11 to  9.19 10,092   0.01%      42.06% to   41.13%
   2008............................. 1.45% to 2.10%   877,284  8.52 to  6.03  7,287   0.00%    (46.45)% to (46.81)%
 Oppenheimer Core Bond Fund/
   VA -- Non-Service Shares
   2012............................. 1.15% to 1.60% 1,006,154 26.05 to 11.12 17,193   4.88%       9.02% to    8.53%
   2011............................. 1.15% to 1.60% 1,125,367 23.90 to 10.24 17,717   6.03%       7.03% to    6.54%
   2010............................. 1.15% to 1.60% 1,318,800 22.33 to  9.62 19,585   1.89%      10.13% to    9.64%
   2009............................. 1.15% to 1.60% 1,526,681 20.27 to  8.77 20,608   0.00%       8.35% to    7.86%
   2008............................. 1.15% to 1.60% 1,873,787 18.71 to  8.13 23,110   4.96%    (39.75)% to (40.02)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2012........................ 1.45% to 2.55%  6,809,551 22.28 to  9.20  87,759   1.96%      19.19% to   17.86%
   2011........................ 1.45% to 2.55%  8,427,683 18.69 to  7.80  91,537   1.09%     (9.85)% to (10.86)%
   2010........................ 1.45% to 2.55%  9,262,736 20.73 to  8.75 114,692   1.24%      14.03% to   12.76%
   2009........................ 1.45% to 2.55% 10,027,128 18.18 to  7.76 110,762   1.97%      37.33% to   35.80%
   2008........................ 1.45% to 2.55% 10,638,744 13.24 to  5.72  88,007   1.16%    (41.20)% to (41.86)%
 Oppenheimer Global Strategic
   Income Fund/VA -- Non-
   Service Shares
   2012 (4).................... 1.15% to 1.60%    708,497 10.16 to 10.15   7,194   0.00%       8.96% to    8.48%
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2012........................ 1.45% to 2.55%  9,848,658 15.47 to  9.05 103,179   0.63%      14.91% to   13.63%
   2011........................ 1.45% to 2.55% 19,633,750 13.46 to  7.97 178,430   0.59%     (1.76)% to  (2.85)%
   2010........................ 1.45% to 2.55% 21,482,149 13.70 to  8.20 199,988   0.92%      14.15% to   12.87%
   2009........................ 1.45% to 2.55% 14,823,506 12.01 to  7.27 122,473   1.62%      26.14% to   24.73%
   2008........................ 1.45% to 2.55% 14,173,335  9.52 to  5.83  94,330   0.85%    (39.52)% to (40.19)%
 Oppenheimer Main Street
   Small- & Mid-Cap Fund(R)/
   VA -- Service Shares
   2012........................ 1.45% to 2.55%  7,464,719 21.32 to  9.49  95,846   0.33%      15.96% to   14.66%
   2011........................ 1.45% to 2.55%  8,847,664 18.38 to  8.27  99,655   0.40%     (3.80)% to  (4.87)%
   2010........................ 1.45% to 2.55%  9,545,251 19.11 to  8.70 113,141   0.25%      21.27% to   19.92%
   2009........................ 1.45% to 2.55%  3,767,565 15.76 to  7.25  44,935   0.66%      34.90% to   33.39%
   2008........................ 1.45% to 2.55%  3,816,221 11.68 to  5.44  34,361   0.26%    (38.90)% to (39.59)%
 Oppenheimer Small- & Mid-
   Cap Growth Fund/VA --
   Non-Service Shares
   2012........................ 1.15% to 1.60%    966,629 52.30 to 10.77  26,703   0.00%      15.10% to   14.58%
   2011........................ 1.15% to 1.60%  1,083,970 45.44 to  9.40  26,518   0.00%     (0.06)% to  (0.52)%
   2010........................ 1.15% to 1.60%  1,116,144 45.47 to  9.45  29,147   0.00%      26.00% to   25.43%
   2009........................ 1.15% to 1.60%  1,303,483 36.09 to  7.53  26,548   0.00%      31.08% to   30.49%
   2008........................ 1.15% to 1.60%  1,528,898 27.53 to  5.77  23,783   0.00%    (49.66)% to (49.88)%
 Oppenheimer Small- & Mid-
   Cap Growth Fund/VA --
   Service Shares
   2012........................ 1.45% to 1.85%    199,354 15.34 to 11.77   3,033   0.00%      14.48% to   14.01%
   2011........................ 1.45% to 1.95%    222,566 13.40 to  9.73   2,955   0.00%     (0.62)% to  (1.13)%
   2010........................ 1.45% to 1.95%    225,234 13.48 to  9.84   3,002   0.00%      25.32% to   24.68%
   2009........................ 1.45% to 1.95%    215,778 10.76 to  7.89   2,296   0.00%      30.34% to   29.68%
   2008........................ 1.45% to 1.95%    246,430  8.25 to  6.09   2,009   0.00%    (49.95)% to (50.20)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2012......................... 1.45% to 2.20%  1,909,474 14.36 to 13.22  27,015   4.78%      13.14% to   12.28%
   2011......................... 1.45% to 2.45%  1,500,409 12.69 to 11.61  18,768   7.38%       0.45% to  (0.57)%
   2010......................... 1.45% to 2.20%  1,941,939 12.64 to 12.10  24,305   7.74%      11.37% to   10.52%
   2009......................... 1.45% to 2.20%    965,004 11.35 to 10.95  10,837   6.83%      19.67% to   18.76%
   2008......................... 1.45% to 2.20%  1,019,981  9.48 to  9.22   9,607   5.38%    (17.13)% to (17.76)%
 Foreign Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2012......................... 1.50% to 1.70%    265,684 17.57 to 17.13   4,617   2.27%       9.18% to    8.96%
   2011......................... 1.50% to 1.70%    267,219 16.09 to 15.72   4,250   2.12%       5.16% to    4.95%
   2010......................... 1.50% to 1.70%    329,160 15.30 to 14.98   4,985   1.85%       6.86% to    6.65%
   2009......................... 1.50% to 1.70%    377,728 14.32 to 14.04   5,351   3.39%      13.86% to   13.63%
   2008......................... 1.50% to 1.70%    442,196 12.57 to 12.36   5,501   3.05%     (3.86)% to  (4.05)%
 High Yield Portfolio --
   Administrative Class Shares
   2012......................... 1.45% to 2.55%  5,236,457 17.79 to 12.54  87,908   5.78%      12.64% to   11.38%
   2011......................... 1.45% to 2.55%  6,538,056 15.80 to 11.25  95,330   6.96%       1.85% to    0.71%
   2010......................... 1.45% to 2.55%  7,853,172 15.51 to 11.18 113,843   7.26%      12.81% to   11.55%
   2009......................... 1.45% to 2.55%  8,517,858 13.75 to 10.02 113,504   8.70%      38.23% to   36.69%
   2008......................... 1.45% to 2.55%  7,997,415  9.95 to  7.33  77,572   7.68%    (24.62)% to (25.46)%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2012......................... 1.45% to 2.55%  1,598,800 18.43 to 15.54  34,401   2.16%       2.92% to    1.76%
   2011......................... 1.45% to 2.55%  1,942,373 17.91 to 15.27  41,059   2.78%      25.99% to   24.59%
   2010......................... 1.45% to 2.55%  2,490,396 14.21 to 12.26  41,299   3.74%       9.99% to    8.76%
   2009......................... 1.45% to 2.55%  5,493,956 12.92 to 11.27  75,552   3.76%     (5.77)% to  (6.82)%
   2008......................... 1.45% to 2.55%  5,739,941 13.71 to 12.10  88,048   3.70%      15.60% to   14.31%
 Low Duration Portfolio --
   Administrative Class Shares
   2012......................... 1.45% to 2.55% 17,628,881 12.80 to 11.61 214,455   1.91%       4.31% to    3.15%
   2011......................... 1.45% to 2.55% 19,503,793 12.27 to 11.25 227,805   1.68%     (0.35)% to  (1.46)%
   2010......................... 1.45% to 2.55% 21,125,272 12.32 to 11.42 248,281   1.62%       3.76% to    2.60%
   2009......................... 1.45% to 2.55% 24,727,901 11.87 to 11.13 280,887   3.48%      11.68% to   10.43%
   2008......................... 1.45% to 2.55% 18,915,673 10.63 to 10.08 194,038   4.03%     (1.86)% to  (2.96)%
 Total Return Portfolio --
   Administrative Class Shares
   2012......................... 1.15% to 2.55% 24,948,963 16.23 to 13.55 402,605   2.57%       8.32% to    6.79%
   2011......................... 1.15% to 2.55% 26,341,332 14.98 to 12.69 392,665   2.62%       2.42% to    0.97%
   2010......................... 1.15% to 2.55% 31,591,358 14.63 to 12.57 464,840   2.41%       6.86% to    5.35%
   2009......................... 1.15% to 2.55% 28,509,454 13.69 to 11.93 406,290   5.20%      12.73% to   11.13%
   2008......................... 1.15% to 2.55% 24,894,819 12.14 to 10.73 323,751   4.46%       3.59% to    2.12%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
Rydex Variable Trust
   NASDAQ -- 100(R) Fund...........
   2012............................ 1.45% to 1.85%   588,292 19.30 to 14.24  4,281   0.00%      15.07% to   14.61%
   2011............................ 1.45% to 1.95%   885,389 16.78 to 13.50  5,139   0.00%       0.69% to    0.18%
   2010............................ 1.45% to 2.10%   830,325 16.66 to 12.18  5,295   0.00%      16.77% to   16.00%
   2009............................ 1.45% to 2.10% 1,209,561 14.27 to 10.50  6,737   0.00%      49.80% to   48.81%
   2008............................ 1.45% to 2.20% 1,299,162  9.52 to  7.71  4,760   0.15%    (42.76)% to (43.19)%
The Alger Portfolios
 Alger Large Cap Growth Portfolio
   -- Class I-2 Shares
   2012............................ 1.15% to 1.60% 2,080,239 22.36 to  9.64 30,100   1.15%       8.60% to    8.11%
   2011............................ 1.15% to 1.60% 2,429,489 20.59 to  8.92 32,583   1.01%     (1.49)% to  (1.94)%
   2010............................ 1.15% to 1.60% 2,853,332 20.90 to  9.09 38,885   0.75%      12.08% to   11.58%
   2009............................ 1.15% to 1.60% 3,296,237 18.65 to  8.15 40,195   0.66%      45.88% to   45.22%
   2008............................ 1.15% to 1.60% 3,822,849 12.78 to  5.61 32,079   0.23%    (46.78)% to (47.02)%
 Alger Small Cap Growth Portfolio
   -- Class I-2 Shares
   2012............................ 1.15% to 1.60% 1,903,977 16.23 to 12.18 27,092   0.00%      11.20% to   10.70%
   2011............................ 1.15% to 1.60% 2,224,487 14.60 to 11.00 28,548   0.00%     (4.29)% to  (4.73)%
   2010............................ 1.15% to 1.60% 2,612,290 15.25 to 11.55 35,106   0.00%      23.85% to   23.30%
   2009............................ 1.15% to 1.60% 2,946,423 12.31 to  9.37 32,091   0.00%      43.83% to   43.18%
   2008............................ 1.15% to 1.60% 3,365,920  8.56 to  6.54 25,618   0.00%    (47.22)% to (47.46)%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2012............................ 1.45% to 2.55%   451,696 20.48 to  9.73  8,450   0.00%       9.01% to    7.79%
   2011............................ 1.45% to 2.55%   539,471 18.79 to  9.03  9,289   0.00%     (5.89)% to  (6.94)%
   2010............................ 1.45% to 2.55%   749,996 19.96 to  9.70 13,901   0.00%       5.81% to    4.63%
   2009............................ 1.45% to 2.55% 1,090,971 18.87 to  9.28 19,200   0.00%      55.12% to   53.39%
   2008............................ 1.45% to 2.55%   883,787 12.16 to  6.05  9,979   0.00%    (40.28)% to (40.95)%
 Jennison Portfolio -- Class II
   Shares
   2012............................ 1.45% to 2.30%   165,470 17.18 to 11.86  2,481   0.00%      14.05% to   13.06%
   2011............................ 1.45% to 2.30%   214,604 15.07 to 10.49  2,808   0.00%     (1.53)% to  (2.38)%
   2010............................ 1.45% to 2.30%   204,064 15.30 to 10.75  2,678   0.02%       9.83% to    8.89%
   2009............................ 1.45% to 2.30%   246,625 13.93 to  9.87  2,904   0.28%      40.53% to   39.32%
   2008............................ 1.45% to 2.30%   287,151  9.91 to  7.09  2,331   0.07%    (38.46)% to (38.99)%
 Natural Resources Portfolio --
   Class II Shares
   2012............................ 1.45% to 2.55% 2,549,773 19.88 to  9.35 31,670   0.00%     (4.33)% to  (5.40)%
   2011............................ 1.45% to 2.55% 1,838,037 20.78 to  9.88 28,701   0.00%    (20.52)% to (21.40)%
   2010............................ 1.45% to 2.55% 2,106,882 26.14 to 12.57 44,145   0.08%      25.63% to   24.23%
   2009............................ 1.45% to 2.55% 3,326,772 20.81 to 10.12 51,535   0.30%      73.85% to   71.91%
   2008............................ 1.45% to 2.55% 3,104,821 11.97 to  5.89 26,572   0.27%    (53.87)% to (54.38)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                        EXPENSE AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
 SP International Growth Portfolio --
   Class II Shares
   2012............................... 1.55% to 1.55%   1,322 10.28 to 10.28    14    0.00%      19.97% to   19.97%
   2011............................... 1.55% to 1.55%   1,395  8.57 to  8.57    12    0.45%    (16.63)% to (16.63)%
   2010............................... 1.55% to 1.55%   1,472 10.28 to 10.28    15    1.18%      12.05% to   12.05%
   2009............................... 1.55% to 1.55%   1,554  9.17 to  9.17    14    0.67%      34.33% to   34.33%
   2008............................... 1.55% to 1.55%   8,967  6.83 to  6.83    61    1.34%    (51.25)% to (51.25)%
 SP Prudential U.S. Emerging Growth
   Portfolio -- Class II Shares
   2012............................... 1.55% to 1.55%   1,637 16.47 to 16.47    27    0.00%      14.64% to   14.64%
   2011............................... 1.55% to 1.55%   1,657 14.37 to 14.37    24    0.21%       0.20% to    0.20%
   2010............................... 1.55% to 1.55%   1,809 14.34 to 14.34    26    0.23%      18.10% to   18.10%
   2009............................... 1.55% to 1.55%   1,719 12.14 to 12.14    21    0.22%      38.99% to   38.99%
   2008............................... 1.55% to 1.55%   1,855  8.74 to  8.74    16    0.00%    (37.23)% to (37.23)%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT Omega
   Growth Fund -- Class 2
   2012............................... 1.45% to 1.95% 171,514 13.92 to 13.75 2,384    0.00%      18.64% to   18.04%
   2011............................... 1.45% to 1.95% 414,789 11.74 to 11.65 4,860    0.00%     (6.91)% to  (7.38)%
   2010 (4)........................... 1.45% to 1.95% 214,337 12.61 to 12.58 2,701    0.00%      64.92% to   64.09%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       PAGE
                                                                                                       ----
Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Balance Sheets as of December 31, 2012 and 2011....................................... F-2
   Consolidated Statements of Income for the years ended December 31, 2012, 2011 and 2010............. F-3
   Consolidated Statements of Comprehensive Income for the years ended December 31, 2012,
     2011 and 2010.................................................................................... F-4
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2012,
     2011 and 2010.................................................................................... F-5
   Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010......... F-6
   Notes to Consolidated Financial Statements......................................................... F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of income, comprehensive income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2012. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 2 to the consolidated financial statements, effective January 1, 2012, the Company retrospectively adopted guidance relating to the presentation of comprehensive income and a change in accounting for costs associated with acquiring and renewing insurance contracts, and retrospectively changed its method of accounting for the liability of future policy benefits for level premium term life insurance policies. In addition, the Company changed its method of accounting for embedded credit derivatives and variable interest entities in 2010.

/s/ KPMG LLP

Richmond, Virginia
April 8, 2013

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (AMOUNTS IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                DECEMBER 31,
                                                                                            --------------------
                                                                                               2012       2011
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $13,626.4  $13,843.4
       Equity securities available-for-sale, at fair value.................................      64.1       59.1
       Commercial mortgage loans...........................................................   1,639.1    1,836.5
       Restricted commercial mortgage loans related to securitization entity...............      64.5       86.1
       Policy loans........................................................................     509.1      518.2
       Other invested assets ($-- and $1.4 restricted).....................................   1,181.3    1,266.1
                                                                                            ---------  ---------
              Total investments............................................................  17,084.5   17,609.4
   Cash and cash equivalents...............................................................     822.1      830.4
   Accrued investment income...............................................................     131.0      136.1
   Deferred acquisition costs..............................................................   2,624.5    2,604.1
   Intangible assets.......................................................................     182.8      228.1
   Goodwill................................................................................     303.9      450.9
   Reinsurance recoverable.................................................................   7,893.0    7,891.0
   Other assets............................................................................     463.1      454.7
   Separate account assets.................................................................   9,060.4    9,231.7
                                                                                            ---------  ---------
              Total assets................................................................. $38,565.3  $39,436.4
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,860.6  $ 9,923.5
       Policyholder account balances.......................................................  10,477.0   10,367.0
       Liability for policy and contract claims............................................     233.1      312.7
       Unearned premiums...................................................................      11.1       12.3
       Other liabilities...................................................................     495.2      495.7
       Non-recourse funding obligations....................................................   2,254.2    3,531.0
       Borrowings related to securitization entity, at fair value..........................      64.6       88.0
       Deferred tax liability..............................................................   1,271.7      825.4
       Separate account liabilities........................................................   9,060.4    9,231.7
                                                                                            ---------  ---------
              Total liabilities............................................................  33,727.9   34,787.3
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,849.4    4,719.9
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     531.2      270.8
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................     (32.6)     (80.6)
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     498.6      190.2
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      47.2       51.8
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     545.8      242.0
       Retained deficit....................................................................    (583.4)    (338.4)
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   4,837.4    4,649.1
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $38,565.3  $39,436.4
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
                             (AMOUNTS IN MILLIONS)

                                                                               YEARS ENDED DECEMBER 31,
                                                                             ----------------------------
                                                                               2012      2011      2010
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  472.8  $  837.8  $  911.7
Net investment income.......................................................    693.9     725.6     717.6
Net investment gains (losses)...............................................    (86.9)   (182.0)   (111.7)
Policy fees and other income................................................    853.5     764.9     570.9
                                                                             --------  --------  --------
   Total revenues...........................................................  1,933.3   2,146.3   2,088.5
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,028.0   1,196.6   1,163.4
Interest credited...........................................................    305.7     299.7     303.4
Acquisition and operating expenses, net of deferrals........................    266.3     295.8     317.8
Amortization of deferred acquisition costs and intangibles..................    335.6     183.8     188.7
Goodwill impairment.........................................................    147.0        --        --
Interest expense............................................................     87.1     111.7     108.9
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  2,169.7   2,087.6   2,082.2
                                                                             --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary.................................................   (236.4)     58.7       6.3
Provision (benefit) for income taxes........................................    (59.4)      4.6     (47.1)
                                                                             --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary................................................................   (177.0)     54.1      53.4
Equity in net income (loss) of unconsolidated subsidiary....................     45.5      (7.5)     21.7
                                                                             --------  --------  --------
Net income (loss)........................................................... $ (131.5) $   46.6  $   75.1
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $  (24.0) $  (43.5) $  (57.1)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................    (25.0)     (6.0)    (29.5)
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................    (49.0)    (49.5)    (86.6)
Other investment gains (losses).............................................    (37.9)   (132.5)    (25.1)
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $  (86.9) $ (182.0) $ (111.7)
                                                                             ========  ========  ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                                -----------------------
                                                                                  2012     2011    2010
                                                                                -------   ------  ------
Net income (loss).............................................................. $(131.5)  $ 46.6  $ 75.1
Other comprehensive income (loss), net of taxes:
   Net unrealized gains (losses) on securities not other-than-temporarily
     impaired..................................................................   260.4    335.1   382.4
   Net unrealized gains (losses) on other-than-temporarily impaired securities.    48.0     (7.0)   56.2
   Derivatives qualifying as hedges............................................    (4.6)    35.0     4.4
                                                                                -------   ------  ------
   Total other comprehensive income (loss).....................................   303.8    363.1   443.0
                                                                                -------   ------  ------
Total comprehensive income (loss).............................................. $ 172.3   $409.7  $518.1
                                                                                =======   ======  ======

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (AMOUNTS IN MILLIONS)

                                                                        ACCUMULATED
                                                            ADDITIONAL     OTHER                  TOTAL
                                                     COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDER'S
                                                     STOCK   CAPITAL   INCOME (LOSS) DEFICIT     EQUITY
                                                     ------ ---------- ------------- -------- -------------
Balances as of December 31, 2009.................... $25.6   $4,686.7     $(665.9)   $(296.0)   $3,750.4
                                                                                                --------
Cumulative effect of change in accounting, net of
  taxes and other adjustments.......................    --         --       101.8     (115.4)      (13.6)
Comprehensive income (loss):
   Net income.......................................    --         --          --       75.1        75.1
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --       382.4         --       382.4
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        56.2         --        56.2
   Derivatives qualifying as hedges.................    --         --         4.4         --         4.4
                                                                                                --------
Total comprehensive income (loss)...................                                               518.1
Other transactions with former parent...............    --       14.0          --      (29.7)      (15.7)
Other transactions with stockholder.................    --        1.6          --       (4.5)       (2.9)
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2010....................  25.6    4,702.3      (121.1)    (370.5)    4,236.3
                                                                                                --------
Comprehensive income (loss):
   Net income.......................................    --         --          --       46.6        46.6
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --       335.1         --       335.1
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        (7.0)        --        (7.0)
   Derivatives qualifying as hedges.................    --         --        35.0         --        35.0
                                                                                                --------
Total comprehensive income (loss)...................                                               409.7
Other transactions with stockholder.................    --       17.6          --      (14.5)        3.1
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2011....................  25.6    4,719.9       242.0     (338.4)    4,649.1
                                                                                                --------
Comprehensive income (loss):
   Net loss.........................................    --         --          --     (131.5)     (131.5)
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --       260.4         --       260.4
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        48.0         --        48.0
   Derivatives qualifying as hedges.................    --         --        (4.6)        --        (4.6)
                                                                                                --------
Total comprehensive income (loss)...................                                               172.3
Dividends...........................................    --         --          --     (100.0)     (100.0)
Capital contributions...............................    --       89.8          --         --        89.8
Other transactions with former parent...............    --       32.0          --         --        32.0
Other transactions with stockholder.................    --        7.7          --      (13.5)       (5.8)
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2012.................... $25.6   $4,849.4     $ 545.8    $(583.4)   $4,837.4
                                                     =====   ========     =======    =======    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                            -------------------------------
                                                                               2012       2011       2010
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)....................................................... $  (131.5) $    46.6  $    75.1
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships..............................................     (13.6)       9.8       (4.6)
       Equity in net (income) loss of unconsolidated subsidiary............     (45.5)       7.5      (21.7)
       Net investment losses (gains).......................................      86.9      182.0      111.7
       Charges assessed to policyholders...................................    (729.2)    (617.0)    (433.7)
       Acquisition costs deferred..........................................    (347.9)    (295.7)    (216.3)
       Amortization of deferred acquisition costs and intangibles..........     335.6      183.8      188.7
       Goodwill impairment.................................................     147.0         --         --
       Deferred income taxes...............................................     284.8      203.2      (43.6)
       Net increase (decrease) in trading securities, held-for-sale
         investments and derivative instruments............................     (62.5)      29.9      (64.7)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................     (18.4)     106.2       15.8
       Insurance reserves..................................................     372.1      633.1      522.5
       Other liabilities and other policy-related balances.................      68.3     (170.8)     163.9
                                                                            ---------  ---------  ---------
   Net cash from operating activities......................................     (53.9)     318.6      293.1
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,987.7    1,683.5    1,521.5
       Commercial mortgage loans...........................................     367.1      352.3      208.6
       Restricted commercial mortgage loans related to securitization
         entities..........................................................      18.9       26.0       19.6
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................   1,589.5    1,223.7      835.0
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (2,770.1)  (2,543.4)  (4,148.3)
       Commercial mortgage loans...........................................    (171.6)     (66.8)     (15.0)
   Other invested assets, net..............................................      66.4      (20.5)   1,247.4
   Purchase of subsidiary, net of cash acquired............................     (27.9)        --         --
   Policy loans, net.......................................................        --        1.4       (3.9)
                                                                            ---------  ---------  ---------
   Net cash from investing activities......................................   1,060.0      656.2     (335.1)
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................   1,638.6    1,374.2    1,664.7
   Withdrawals from universal life and investment contracts................  (1,338.5)  (1,941.5)  (2,480.9)
   Redemption of non-recourse funding obligations..........................  (1,276.8)      (6.0)      (6.0)
   Repayment of borrowings related to securitization entities..............     (21.9)     (26.3)     (19.5)
   Capital contribution from parent........................................      89.8         --         --
   Dividends paid..........................................................    (100.0)        --         --
   Other, net..............................................................      (5.6)     (33.5)      92.6
                                                                            ---------  ---------  ---------
   Net cash from financing activities......................................  (1,014.4)    (633.1)    (749.1)
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................      (8.3)     341.7     (791.1)
Cash and cash equivalents at beginning of period...........................     830.4      488.7    1,279.8
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of period................................. $   822.1  $   830.4  $   488.7
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

(1) FORMATION AND NATURE OF BUSINESS

   (a) Formation

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company ("GLAIC") and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2012 and 2011, the carrying value of our investment in GLICNY was $560.4 million and $478.2 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include:
Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Broad Street Real Estate Holding, LLC, Newco Properties, Inc. ("Newco"), Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River
Lake III"), River Lake Insurance Company IV ("River Lake IV"), River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII"), River Lake Insurance Company IX ("River Lake IX"), River Lake Insurance Company X ("River Lake X") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation. River Lake III was dissolved in 2012; see note 10 for additional information related to the dissolution.

   (b) Nature of Business

   We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

   Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

   Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuity, variable life insurance and group variable annuities offered through retirement plans and institutional products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities while continuing to service our existing block of business. On May 1, 2008, we discontinued the sales of variable life insurance policies; however, we continue to service existing policies.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

   We also have Corporate and Other activities which include other corporate income and expenses not allocated to the segments.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the filing date of the financial statements.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal and term universal life insurance contracts, fees assessed against customer account values and commission income. For universal and term universal life insurance contracts, charges to policyholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders generally based upon the daily net assets of the contractholder's and policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities comprises primarily investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   We recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (f) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 3 for additional disclosures related to commercial mortgage loans.

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2012 and 2011, the fair value of securities loaned under our securities lending program was $45.6 million and $39.6 million, respectively. As of December 31, 2012 and 2011, the fair value of collateral held under our securities lending program was $48.2 million and $41.3 million, respectively, and the offsetting obligation to return collateral of $48.2 million and $41.3 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2012 and 2011.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (i) Deferred Acquisition Costs

   Acquisition costs include costs that are related directly to the successful acquisition of new and renewal insurance policies and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions and for contracts and policies issued, some other costs such as underwriting, medical inspection and issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on expected gross profits. Expected gross profits are adjusted quarterly to reflect actual experience to date and if necessary for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   Short-Duration Contracts. Acquisition costs primarily consist of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of expected future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 6 for additional information related to DAC including loss recognition and recoverability.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2012, 2011 and 2010, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment using a qualitative or quantitative assessment and are written down to fair value as required.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment annually or between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We are permitted to utilize a qualitative impairment assessment if the fair value of the reporting unit is not more likely than not lower than its carrying value. If a qualitative impairment assessment is not performed, we are required to determine the fair value of the reporting unit. The determination of fair value requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business, one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. If the reporting unit's fair value is below its carrying value, we must determine the amount of implied goodwill that would be established if the reporting unit was hypothetically purchased on the impairment assessment date. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds the amount of implied goodwill.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 6 for additional information related to goodwill and impairments recorded.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (m) Derivatives

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in current period income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in current period income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in current period income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   (n) Separate Accounts and Related Insurance Obligations

   Separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the contractholders and are reflected in our consolidated balance sheets at fair value, reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We offer certain minimum guarantees associated with our variable annuity contracts. Our variable annuity contracts usually contain a basic GMDB which provides a minimum benefit to be paid upon the annuitant's death equal to the larger of account value and the return of net deposits. Some variable annuity contracts permit contractholders to purchase through riders, at an additional charge, enhanced death benefits such as the highest contract anniversary value ("ratchets"), accumulated net deposits at a stated rate ("rollups"), or combinations thereof.

   Additionally, some of our variable annuity contracts provide the contractholder with living benefits such as a GMWB or certain types of guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit base each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation.

   Most of our reserves for additional insurance and annuitization benefits are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience. The projections utilize stochastic scenarios of separate account returns incorporating reversion to the mean, as well as assumptions for mortality and lapses. Some of our minimum guarantees, mainly GMWBs, are accounted for as embedded derivatives; see notes 5 and 17 for additional information on these embedded derivatives and related fair value measurement disclosures.

   (o) Insurance Reserves

   Future Policy Benefits

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. For level premium term life insurance products, we floor the liability for future policy benefits on each policy at zero. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Unearned Premiums

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience. We periodically review our premium earnings recognition models with any adjustments to the estimates reflected in current period income.

   (r) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   Effective with the period beginning January 1, 2011, our companies elected to file a single U.S. consolidated income tax return (the "life/non-life consolidated return"). The election was made with the filing of the first life/non-life consolidated return, which was filed in September 2012. All companies domesticated in the United States and our Bermuda and Guernsey subsidiaries which have elected to be taxed as U.S. domestic companies were included in the life/non-life consolidated return as allowed by the tax law and regulations. The tax sharing agreement previously applicable only to the U.S. life insurance entities was terminated with the filing of the life/non-life consolidated return and those entities adopted the tax sharing agreement previously applicable to only the non-life entities (hereinafter the "life/non-life tax sharing agreement"). The two agreements were identical in all material respects. The life/non-life tax sharing agreement was provided to the appropriate state insurance regulators for approval. Intercompany balances relating to the impacts of the life/non-life tax sharing agreement was settled with the insurance companies after approval was received from the insurance regulators. Intercompany balances under all agreements are settled at least annually. For years before 2011, our U.S. non-life insurance entities were included in the consolidated federal income tax return of Genworth and subject to a tax sharing arrangement that allocated tax on a separate company basis but provided benefit for current utilization of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

losses and credits. Also, our U.S. life insurance entities filed a consolidated life insurance federal income tax return, and were subject to a separate tax sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies that are identified with respect to years ending on or before December 31, 2009 (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. We recognize the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (s) Variable Interest Entities

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs includes securitization transactions.

   In 2010, we de-recognized the retained interests assets due to consolidation and termination of the VIEs. Additionally, for certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   On January 1, 2010, we were required to consolidate certain VIEs. See note 15 for additional information related to these consolidated entities.

   (t) Accounting Changes

   Testing Indefinite-Lived Intangible Assets For Impairment

   In July 2012, the Financial Accounting Standards Board (the "FASB") issued new accounting guidance on testing indefinite-lived intangible assets for impairment. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the quantitative impairment test for indefinite-lived intangible assets. We elected to early adopt this new accounting guidance effective October 1, 2012. The adoption of this accounting guidance did not have an impact on our consolidated financial statements.

   Fair Value Measurements

   On January 1, 2012, we adopted new accounting guidance related to fair value measurements. This new accounting guidance clarified existing fair value measurement requirements and changed certain fair value measurement principles and disclosure requirements. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Testing Goodwill For Impairment

   In September 2011, the FASB issued new accounting guidance related to goodwill impairment testing. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the two step quantitative goodwill impairment test. We elected to early adopt this new guidance effective on July 1, 2011 in order to apply the new guidance in our annual goodwill impairment testing performed during the third quarter. The adoption of this new accounting guidance did not have an impact on our consolidated financial statements.

   A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring

   On July 1, 2011, we adopted new accounting guidance related to additional disclosures for troubled debt restructurings. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   When to Perform Step 2 of the Goodwill Impairment Test For Reporting Units With Zero or Negative Carrying Value

   On January 1, 2011, we adopted new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances had positive carrying values.

   How Investments Held Through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments

   On January 1, 2011, we adopted new accounting guidance related to how investments held through separate accounts affect an insurer's consolidation analysis of those investments. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2011, we adopted new accounting guidance related to additional disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 fair value measurements. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

   Disclosures Related To Financing Receivables

   On December 31, 2010, we adopted new accounting guidance related to additional disclosures about the credit quality of loans, lease receivables and other long-term receivables and the related allowance for credit losses. Certain other additional disclosures were effective for us on March 31, 2011. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

   Scope Exception for Embedded Credit Derivatives

   On July 1, 2010, we adopted new accounting guidance related to embedded credit derivatives. This accounting guidance clarified the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, upon adoption, we were required to bifurcate embedded credit derivatives

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

that no longer qualified under the amended scope exception. In conjunction with our adoption, we elected fair value option for certain fixed maturity securities. The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

                                   ACCUMULATED OTHER
                                     COMPREHENSIVE                     TOTAL STOCKHOLDER'S
(AMOUNTS IN MILLIONS)                INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------              ----------------- ----------------- -------------------
Investment securities.............      $123.8            $(123.8)            $  --
Other invested assets/(1)/........         0.8               (1.0)             (0.2)
Provision for income taxes........       (44.1)              44.1                --
                                        ------            -------             -----
Net cumulative effect adjustment..      $ 80.5            $ (80.7)            $(0.2)
                                        ======            =======             =====

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/(1)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $3.1 million recorded to retained earnings with a partial offset recorded to accumulated other comprehensive income of $2.5 million.

   For certain securities where the embedded credit derivative would require bifurcation, we elected the fair value option to carry the entire instrument at fair value to reduce the cost of calculating and recording the fair value of the embedded derivative feature separate from the debt security. Additionally, we elected the fair value option for a portion of other asset-backed securities for operational ease and to record and present the securities at fair value in future periods. Upon electing fair value option on July 1, 2010, these securities were reclassified into the trading category included in other invested assets and had a fair value of $132.5 million. Prior to electing fair value option, these securities were classified as available-for-sale fixed maturity securities.

   Accounting for Transfers of Financial Assets

   On January 1, 2010, we adopted new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the previous guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. The elimination of the qualifying special-purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   Improvements to Financial Reporting by Enterprises Involved with VIEs

   On January 1, 2010, we adopted new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. Upon adoption of this new accounting guidance, we were required to consolidate a previously qualifying special-purpose entity. We recorded a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entity and the amounts recorded for our interest in this entity prior to adoption. On January 1, 2010, we recorded a net cumulative effect adjustment of $34.7 million to retained earnings with a partial offset to accumulated other comprehensive income (loss) of $21.3 million related to the adoption of this new accounting guidance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The assets and liabilities of the newly consolidated entity were as follows as of January 1, 2010:

                                                                             AMOUNTS
                                                                          RECORDED UPON
(AMOUNTS IN MILLIONS)                                                   CONSOLIDATION/(1)/
---------------------                                                   -----------------
Assets
Restricted commercial mortgage loans...................................      $133.9
Other invested assets/(2)/.............................................       (34.2)
Accrued investment income..............................................         0.7
                                                                             ------
   Total assets........................................................       100.4
                                                                             ------
Liabilities
Other liabilities......................................................         0.7
Borrowings related to securitization entities..........................       133.9
                                                                             ------
   Total liabilities...................................................       134.6
                                                                             ------
   Net assets and liabilities of newly consolidated entities...........       (34.2)
   Less: amortized cost of fixed maturity securities previously
     recorded/(3)/.....................................................         0.8
                                                                             ------
   Cumulative effect adjustment to retained earnings upon adoption,
     pre-tax...........................................................       (35.0)
   Tax effect..........................................................         0.3
                                                                             ------
   Net cumulative effect adjustment to retained earnings upon adoption.      $(34.7)
                                                                             ======

--------
/(1)/Represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
/(2)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $99.0 million recorded to retained earnings. We recorded the effect of GLICNY's accounting adoption that impacted our investment in GLICNY of $34.2 million.
/(3)/Fixed maturity securities that were previously recorded had net unrealized investment gains of $2.0 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

   For commercial mortgage loans, the carrying amounts represent the unpaid principal balance less any allowance for loan losses. Borrowings related to securitization entities are recorded at unpaid principal.

   The borrowings of the entity were recorded at cost. See note 15 for additional information related to consolidation of VIEs.

   The new accounting guidance related to consolidation of VIEs has been deferred for a reporting entity's interest in an entity that has all of the attributes of an investment company as long as there is no implicit or explicit obligation to fund losses of the entity. For entities that meet these criteria, the new accounting guidance related to VIE consolidation would not be applicable until further guidance is issued. Accordingly, we did not have any impact upon adoption related to entities that meet the deferral criteria, such as certain limited partnership and fund investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2010, we adopted new accounting guidance requiring additional disclosures for significant transfers between Level 1 and 2 fair value measurements and clarifications to existing fair value disclosures related to the level of disaggregation, inputs and valuation techniques. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   (u) Retrospective Accounting Changes

   On January 1, 2012, we adopted new accounting guidance requiring presentation of the components of net income (loss), the components of OCI and total comprehensive income either in a single continuous statement of comprehensive income (loss) or in two separate but consecutive statements. We chose to present two separate but consecutive statements and adopted this new guidance retrospectively. The FASB issued an amendment relating to this new guidance for presentation of the reclassification of items out of accumulated other comprehensive income into net income that removed this requirement until further guidance is issued. The adoption of this new accounting guidance did not have any impact on our consolidated financial results.

   On January 1, 2012, we adopted new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. We adopted this new guidance retrospectively, which reduced retained earnings by $484.0 million as of January 1, 2010, and reduced net income by $14.2 million and $14.9 million for the years ended December 31, 2011 and 2010, respectively. This new accounting guidance was also adopted by GLICNY which reduced our investment in GLICNY by $28.0 million as of January 1, 2010, representing our ownership interest of 34.5%. This new guidance results in lower amortization and fewer deferred costs, specifically related to underwriting, inspection and processing for contracts that are not issued, as well as advertising and customer solicitation.

   Effective January 1, 2012, we changed our treatment of the liability for future policy benefits for our level premium term life insurance products when the liability for a policy falls below zero. Previously, the total liability for future policy benefits included negative reserves calculated at an individual policy level. Through 2010, we issued level premium term life insurance policies whose premiums are contractually determined to be level through a period of time and then increase thereafter. Our previous accounting policy followed the accounting for traditional, long-duration insurance contracts where the reserves are calculated as the present value of expected benefit payments minus the present value of net premiums based on assumptions determined on the policy issuance date including mortality, interest, and lapse rates. This accounting has the effect of causing profits to emerge as a level percentage of premiums, subject to differences in assumed versus actual experience which flow through income as they occur, and for products with an increasing premium stream, such as the level premium term life insurance product, may result in negative reserves for a given policy.

   More recent insurance-specific accounting guidance reflects a different accounting philosophy, emphasizing the balance sheet over the income statement, or matching, focus which was the philosophy in place when the traditional, long-duration insurance contract guidance was issued (the accounting model for traditional, long-duration insurance contracts draws upon the principles of matching and conservatism originating in the 1970's, and does not specifically address negative reserves). More recent accounting models for long-duration contracts specifically prohibit negative reserves, e.g., non-traditional contracts with annuitization benefits and certain participating contracts. These recent accounting models do not impact the reserving for our level premium term life insurance products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We believe that industry accounting practices for level premium term life insurance product reserving is mixed with some companies "flooring" reserves at zero and others applying our previous accounting policy described above. In 2010, we stopped issuing new level premium term life insurance policies. Thus, as the level premium term policies reach the end of their level premium term periods, the portion of policies with negative reserves in relation to the reserve for all level premium term life insurance products will continue to increase. Our new method of accounting floors the liability for future policy benefits on each level premium term life insurance policy at zero. We believe that flooring reserves at zero is preferable in our circumstances as this alternative accounting policy will not allow negative reserves to accumulate on the balance sheet for this closed block of insurance policies. In implementing this change in accounting, no changes were made to the assumptions that were locked-in at policy inception. We implemented this accounting change retrospectively, which reduced retained earnings and stockholders' equity by $91.5 million as of January 1, 2010, and decreased net income by $8.5 million and $4.1 million for the years ended December 31, 2011 and 2010, respectively. This accounting change was also implemented by GLICNY which reduced our investment in GLICNY by $3.9 million as of January 1, 2010, representing our ownership interest of 34.5%.

   On October 22, 2012, we announced the launch of a new traditional term life insurance product, along with other changes to our life insurance portfolio designed to update and expand our product offerings and further adjust pricing. We will floor the liability for future policy benefits on these level premium term insurance policies at zero, consistent with our accounting for our existing level premium term life insurance policies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated balance sheet as of December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                                       AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                                    REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                                  ------------- ---------- -------------- ------------
Assets
   Total investments/(1)/.............................................   $17,639.4    $ (25.2)     $  (4.8)     $17,609.4
   Cash and cash equivalents..........................................       830.4         --           --          830.4
   Accrued investment income..........................................       136.1         --           --          136.1
   Deferred acquisition costs.........................................     3,347.0     (742.9)          --        2,604.1
   Intangible assets..................................................       225.6        2.5           --          228.1
   Goodwill...........................................................       450.9         --           --          450.9
   Reinsurance recoverable............................................     7,877.3         --         13.7        7,891.0
   Other assets.......................................................       454.7         --           --          454.7
   Separate account assets............................................     9,231.7         --           --        9,231.7
                                                                         ---------    -------      -------      ---------
              Total assets............................................   $40,193.1    $(765.6)     $   8.9      $39,436.4
                                                                         =========    =======      =======      =========
Liabilities and stockholders' equity
   Liabilities:
       Future policy benefits.........................................   $ 9,756.0    $    --      $ 167.5      $ 9,923.5
       Policyholder account balances..................................    10,367.0         --           --       10,367.0
       Liability for policy and contract claims.......................       312.7         --           --          312.7
       Unearned premiums..............................................        12.3         --           --           12.3
       Other liabilities..............................................       495.7         --           --          495.7
       Non-recourse funding obligations...............................     3,531.0         --           --        3,531.0
       Borrowings related to securitization entities..................        88.0         --           --           88.0
       Deferred tax liability.........................................     1,142.2     (262.3)       (54.5)         825.4
       Separate account liabilities...................................     9,231.7         --           --        9,231.7
                                                                         ---------    -------      -------      ---------
              Total liabilities.......................................    34,936.6     (262.3)       113.0       34,787.3
                                                                         ---------    -------      -------      ---------

   Stockholder's equity:
       Common stock...................................................        25.6         --           --           25.6
       Additional paid-in capital.....................................     4,719.9         --           --        4,719.9
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities
                not other-than-temporarily impaired...................       261.0        9.8           --          270.8
              Net unrealized gains (losses) on other-than-
                temporarily impaired securities.......................       (80.6)        --           --          (80.6)
                                                                         ---------    -------      -------      ---------
          Net unrealized investment gains (losses)....................       180.4        9.8           --          190.2
                                                                         ---------    -------      -------      ---------
          Derivatives qualifying as hedges............................        51.8         --           --           51.8
                                                                         ---------    -------      -------      ---------
       Total accumulated other comprehensive income
         (loss).......................................................       232.2        9.8           --          242.0
       Retained deficit...............................................       278.8     (513.1)      (104.1)        (338.4)
                                                                         ---------    -------      -------      ---------
              Total stockholder's equity..............................     5,256.5     (503.3)      (104.1)       4,649.1
                                                                         ---------    -------      -------      ---------
              Total liabilities and stockholder's equity..............   $40,193.1    $(765.6)     $   8.9      $39,436.4
                                                                         =========    =======      =======      =========

--------
/(1)/Adjustments relate to the impact on our investment in GLICNY from GLICNY's adoption of these accounting changes.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated income statement for the year ended December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                        AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                     REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                   ------------- ---------- -------------- ------------
Revenues:
Premiums...............................................   $  837.8      $   --       $   --       $  837.8
Net investment income..................................      725.6          --           --          725.6
Net investment gains (losses)..........................     (182.0)         --           --         (182.0)
Insurance and investment product fees and other........      756.1         8.8           --          764.9
                                                          --------      ------       ------       --------
   Total revenues......................................    2,137.5         8.8           --        2,146.3
                                                          --------      ------       ------       --------
Benefits and expenses:
Benefits and other changes in policy reserves..........    1,183.8         0.4         12.4        1,196.6
Interest credited......................................      299.7          --           --          299.7
Acquisition and operating expenses, net of deferrals...      246.2        49.6           --          295.8
Amortization of deferred acquisition costs and
  intangibles..........................................      206.2       (22.4)          --          183.8
Interest expense.......................................      111.7          --           --          111.7
                                                          --------      ------       ------       --------
   Total benefits and expenses.........................    2,047.6        27.6         12.4        2,087.6
                                                          --------      ------       ------       --------
Income before income taxes and equity in net loss of
  unconsolidated subsidiary............................       89.9       (18.8)       (12.4)          58.7
Provision for income taxes.............................       15.4        (6.4)        (4.4)           4.6
                                                          --------      ------       ------       --------
Net income before equity in net loss of unconsolidated
  subsidiary...........................................       74.5       (12.4)        (8.0)          54.1
Equity in net loss of unconsolidated subsidiary........       (5.2)       (1.8)        (0.5)          (7.5)
                                                          --------      ------       ------       --------
Net income.............................................   $   69.3      $(14.2)      $ (8.5)      $   46.6
                                                          ========      ======       ======       ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated income statement for the year ended December 31, 2010 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                          AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                       REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                     ------------- ---------- -------------- ------------
Revenues:
Premiums.................................................   $  911.7      $   --       $  --        $  911.7
Net investment income....................................      717.6          --          --           717.6
Net investment gains (losses)............................     (111.7)         --          --          (111.7)
Insurance and investment product fees and other..........      570.9          --          --           570.9
                                                            --------      ------       -----        --------
   Total revenues........................................    2,088.5          --          --         2,088.5
                                                            --------      ------       -----        --------
Benefits and expenses:
Benefits and other changes in policy reserves............    1,157.1         0.6         5.7         1,163.4
Interest credited........................................      303.4          --          --           303.4
Acquisition and operating expenses, net of deferrals.....      263.9        53.9          --           317.8
Amortization of deferred acquisition costs and
  intangibles............................................      217.1       (28.4)         --           188.7
Interest expense.........................................      108.9          --          --           108.9
                                                            --------      ------       -----        --------
   Total benefits and expenses...........................    2,050.4        26.1         5.7         2,082.2
                                                            --------      ------       -----        --------
Income before income taxes and equity in net income of
  unconsolidated subsidiary..............................       38.1       (26.1)       (5.7)            6.3
Benefit for income taxes.................................      (36.0)       (9.1)       (2.0)          (47.1)
                                                            --------      ------       -----        --------
Net income before equity in net income of unconsolidated
  subsidiary.............................................       74.1       (17.0)       (3.7)           53.4
Equity in net income of unconsolidated subsidiary........       20.0         2.1        (0.4)           21.7
                                                            --------      ------       -----        --------
Net income...............................................   $   94.1      $(14.9)      $(4.1)       $   75.1
                                                            ========      ======       =====        ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the cash flows from operating activities for the year ended December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                               AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                            REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                          ------------- ---------- -------------- ------------
Cash flows from operating activities:
   Net income.................................................    $  69.3      $(14.2)      $(8.5)       $  46.6
   Adjustments to reconcile net income to net cash from
     operating activities:
       Amortization of fixed maturity discounts and
         premiums and limited partnerships....................        9.8          --          --            9.8
       Equity in net (income) loss of unconsolidated
         subsidiary...........................................        5.2         1.8         0.5            7.5
       Net investment losses (gains)..........................      182.0          --          --          182.0
       Charges assessed to policyholders......................     (617.0)         --          --         (617.0)
       Acquisition costs deferred.............................     (345.3)       49.6          --         (295.7)
       Amortization of deferred acquisition costs and
         intangibles..........................................      206.2       (22.4)         --          183.8
       Deferred income taxes..................................      214.0        (6.4)       (4.4)         203.2
       Net increase in trading securities, held-for-sale
         investments and derivative instruments...............       29.9          --          --           29.9
   Change in certain assets and liabilities:
       Accrued investment income and other assets.............      106.2          --          --          106.2
       Insurance reserves.....................................      620.3         0.4        12.4          633.1
       Other liabilities and other policy-related
         balances.............................................     (162.0)       (8.8)         --         (170.8)
                                                                  -------      ------       -----        -------
   Net cash from operating activities.........................    $ 318.6      $   --       $  --        $ 318.6
                                                                  =======      ======       =====        =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the cash flows from operating activities for the year ended December 31, 2010 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                            AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                         REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                       ------------- ---------- -------------- ------------
Cash flows from operating activities:
   Net income..............................................    $  94.1      $(14.9)      $(4.1)       $  75.1
   Adjustments to reconcile net income to net cash from
     operating activities:
       Amortization of fixed maturity discounts and
         premiums and limited partnerships.................       (4.6)         --          --           (4.6)
       Equity in net (income) of unconsolidated
         subsidiary........................................      (20.0)       (2.1)        0.4          (21.7)
       Net investment losses (gains).......................      111.7          --          --          111.7
       Charges assessed to policyholders...................     (433.7)         --          --         (433.7)
       Acquisition costs deferred..........................     (270.2)       53.9          --         (216.3)
       Amortization of deferred acquisition costs and
         intangibles.......................................      217.1       (28.4)         --          188.7
       Deferred income taxes...............................      (32.5)       (9.1)       (2.0)         (43.6)
       Net (decrease) in trading securities, held-for-
         sale investments and derivative
         instruments.......................................      (64.7)         --          --          (64.7)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........       15.8          --          --           15.8
       Insurance reserves..................................      516.2         0.6         5.7          522.5
       Other liabilities and other policy-related
         balances..........................................      163.9          --          --          163.9
                                                               -------      ------       -----        -------
   Net cash from operating activities......................    $ 293.1      $   --       $  --        $ 293.1
                                                               =======      ======       =====        =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated balance sheet as of December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                                                                                   AS REPORTED  AS COMPUTED
                                                                                    UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)                                                                POLICY        POLICY      CHANGE
---------------------                                                              ----------- -------------- ---------
Assets
   Total investments/(1)/.........................................................  $17,084.5    $17,089.9     $  (5.4)
   Cash and cash equivalents......................................................      822.1        822.1          --
   Accrued investment income......................................................      131.0        131.0          --
   Deferred acquisition costs.....................................................    2,624.5      2,624.5          --
   Intangible assets..............................................................      182.8        182.8          --
   Goodwill.......................................................................      303.9        303.9          --
   Reinsurance recoverable........................................................    7,893.0      7,862.4        30.6
   Other assets...................................................................      463.1        463.1          --
   Separate account assets........................................................    9,060.4      9,060.4          --
                                                                                    ---------    ---------     -------
              Total assets........................................................  $38,565.3    $38,540.1     $  25.2
                                                                                    =========    =========     =======
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.....................................................  $ 9,860.6    $ 9,668.2     $ 192.4
       Policyholder account balances..............................................   10,477.0     10,477.0          --
       Liability for policy and contract claims...................................      233.1        233.1          --
       Unearned premiums..........................................................       11.1         11.1          --
       Other liabilities..........................................................      495.2        495.2          --
       Non-recourse funding obligations...........................................    2,254.2      2,254.2          --
       Borrowings related to securitization entity, at fair value.................       64.6         64.6          --
       Deferred tax liability.....................................................    1,271.7      1,331.2       (59.5)
       Separate account liabilities...............................................    9,060.4      9,060.4          --
                                                                                    ---------    ---------     -------
              Total liabilities...................................................   33,727.9     33,595.0       132.9
                                                                                    ---------    ---------     -------
   Stockholder's equity:
       Common stock...............................................................       25.6         25.6          --
       Additional paid-in capital.................................................    4,849.4      4,849.4          --
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-
                than-temporarily impaired.........................................      531.2        531.2          --
              Net unrealized gains (losses) on other-than-temporarily
                impaired securities...............................................      (32.6)       (32.6)         --
                                                                                    ---------    ---------     -------
          Net unrealized investment gains (losses)................................      498.6        498.6          --
                                                                                    ---------    ---------     -------
          Derivatives qualifying as hedges........................................       47.2         47.2          --
                                                                                    ---------    ---------     -------
       Total accumulated other comprehensive income (loss)........................      545.8        545.8          --
       Retained deficit...........................................................     (583.4)      (475.7)     (107.7)
                                                                                    ---------    ---------     -------
          Total stockholder's equity..............................................    4,837.4      4,945.1      (107.7)
                                                                                    ---------    ---------     -------
          Total liabilities and stockholder's equity..............................  $38,565.3    $38,540.1     $  25.2
                                                                                    =========    =========     =======

--------
/(1)/Adjustment relates to the impact on our investment in GLICNY from GLICNY's adoption of this accounting change.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated income statement for the year ended December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                                                                     AS REPORTED  AS COMPUTED
                                                                      UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)                                                  POLICY        POLICY      CHANGE
---------------------                                                ----------- -------------- ---------
Revenues:
Premiums............................................................  $  472.8      $  472.8      $  --
Net investment income...............................................     693.9         693.9         --
Net investment gains (losses).......................................     (86.9)        (86.9)        --
Policy fees and other income........................................     853.5         853.5         --
                                                                      --------      --------      -----
   Total revenues...................................................   1,933.3       1,933.3         --
                                                                      --------      --------      -----
Benefits and expenses:
Benefits and other changes in policy reserves.......................   1,028.0       1,020.0        8.0
Interest credited...................................................     305.7         305.7         --
Acquisition and operating expenses, net of deferrals................     266.3         266.3         --
Amortization of deferred acquisition costs and intangibles..........     335.6         335.6         --
Goodwill impairment.................................................     147.0         147.0         --
Interest expense....................................................      87.1          87.1         --
                                                                      --------      --------      -----
   Total benefits and expenses......................................   2,169.7       2,161.7        8.0
                                                                      --------      --------      -----
Loss before income taxes and equity in net income of unconsolidated
  subsidiary........................................................    (236.4)       (228.4)      (8.0)
Benefit for income taxes............................................     (59.4)        (54.4)      (5.0)
                                                                      --------      --------      -----
Net loss before equity in net income of unconsolidated subsidiary...    (177.0)       (174.0)      (3.0)
Equity in net income of unconsolidated subsidiary...................      45.5          46.1       (0.6)
                                                                      --------      --------      -----
Net loss............................................................  $ (131.5)     $ (127.9)     $(3.6)
                                                                      ========      ========      =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the cash flows from operating activities for the year ended December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                                                                               AS REPORTED  AS COMPUTED
                                                                                UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)                                                            POLICY        POLICY      CHANGE
---------------------                                                          ----------- -------------- ---------
Cash flows from operating activities:
   Net loss...................................................................   $(131.5)     $(127.9)      $(3.6)
   Adjustments to reconcile net loss to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships.................................................     (13.6)       (13.6)         --
       Equity in net (income) loss of unconsolidated subsidiary...............     (45.5)       (46.1)        0.6
       Net investment losses (gains)..........................................      86.9         86.9          --
       Charges assessed to policyholders......................................    (729.2)      (729.2)         --
       Acquisition costs deferred.............................................    (347.9)      (347.9)         --
       Amortization of deferred acquisition costs and intangibles.............     335.6        335.6          --
       Goodwill impairment....................................................     147.0        147.0          --
       Deferred income taxes..................................................     284.8        289.8        (5.0)
       Net decrease in trading securities, held-for-sale investments and
         derivative instruments...............................................     (62.5)       (62.5)         --
   Change in certain assets and liabilities:
       Accrued investment income and other assets.............................     (18.4)       (18.4)         --
       Insurance reserves.....................................................     372.1        364.1         8.0
       Other liabilities and policy-related balances..........................      68.3         68.3          --
                                                                                 -------      -------       -----
   Net cash from operating activities.........................................   $ (53.9)     $ (53.9)      $  --
                                                                                 =======      =======       =====

   (v) Accounting Pronouncement Not Yet Adopted

   In December 2011, the FASB issued new accounting guidance for disclosures about offsetting assets and liabilities. The new guidance requires an entity to disclose information about offsetting and related arrangements to enable users to understand the effect of those arrangements on its financial position. These new disclosure requirements will be effective for us on January 1, 2013 and are not expected to have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


(3) INVESTMENTS

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                        2012    2011    2010
---------------------                                                       ------  ------  ------
Fixed maturity securities--taxable......................................... $541.6  $571.2  $557.5
Commercial mortgage loans..................................................  101.0   111.5   120.7
Restricted commercial mortgage loans related to securitization entity/(1)/.    7.3    10.4    10.1
Equity securities..........................................................    1.7     1.4     3.9
Other invested assets......................................................   28.9    19.0    11.4
Policy loans...............................................................   31.6    32.6    32.2
Cash, cash equivalents and short-term investments..........................    0.2     0.9     2.7
                                                                            ------  ------  ------
   Gross investment income before expenses and fees........................  712.3   747.0   738.5
Expenses and fees..........................................................  (18.4)  (21.4)  (20.9)
                                                                            ------  ------  ------
   Net investment income................................................... $693.9  $725.6  $717.6
                                                                            ======  ======  ======

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2012     2011     2010
---------------------                                                            ------  -------  -------
Available-for-sale securities:
   Realized gains............................................................... $ 46.9  $  31.6  $  16.5
   Realized losses..............................................................  (42.0)   (47.7)   (40.6)
                                                                                 ------  -------  -------
   Net realized gains (losses) on available-for-sale securities.................    4.9    (16.1)   (24.1)
                                                                                 ------  -------  -------
Impairments:
   Total other-than-temporary impairments.......................................  (24.0)   (43.5)   (57.1)
   Portion of other-than-temporary impairments included in other comprehensive
     income (loss)..............................................................  (25.0)    (6.0)   (29.5)
                                                                                 ------  -------  -------
   Net other-than-temporary impairments.........................................  (49.0)   (49.5)   (86.6)
                                                                                 ------  -------  -------
Derivative instruments/(1)/.....................................................  (45.9)  (148.1)    18.2
Commercial mortgage loans.......................................................    0.2      2.9    (17.1)
Trading securities..............................................................    4.0     28.6     (2.0)
Net gains related to securitization entity/(2)/.................................   (1.1)     0.2      0.1
Other...........................................................................     --       --     (0.2)
                                                                                 ------  -------  -------
   Net investment gains (losses)................................................ $(86.9) $(182.0) $(111.7)
                                                                                 ======  =======  =======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).
/(2)/See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2012, 2011 and 2010 was $425.9 million, $607.1 million and $404.2 million, respectively, which was approximately 92.7%, 93.7% and 92.0%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                      2012    2011     2010
---------------------                                                    -------  ------  -------
Beginning balance....................................................... $ 301.3  $327.0  $ 373.3
Adoption of new accounting guidance related to securitization entities..      --      --     (2.2)
Additions:
   Other-than-temporary impairments not previously recognized...........     7.0    12.4     26.7
   Increases related to other-than-temporary impairments previously
     recognized.........................................................    24.1    34.8     53.7
Reductions:
   Securities sold, paid down or disposed...............................  (166.5)  (72.9)  (124.5)
                                                                         -------  ------  -------
Ending balance.......................................................... $ 165.9  $301.3  $ 327.0
                                                                         =======  ======  =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)                                      2012      2011     2010
---------------------                                    --------  -------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $1,080.8  $ 503.5  $(163.6)
   Equity securities....................................      1.5     (0.9)    (0.6)
   Investment in unconsolidated subsidiary..............    118.2     81.2     21.0
                                                         --------  -------  -------
       Subtotal.........................................  1,200.5    583.8   (143.2)
Adjustments to DAC, PVFP and benefit reserves...........   (493.5)  (334.0)   (82.5)
Income taxes, net.......................................   (208.4)   (59.6)    87.8
                                                         --------  -------  -------
Net unrealized investment gains (losses)................ $  498.6  $ 190.2  $(137.9)
                                                         ========  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2012     2011     2010
---------------------                                                           -------  -------  -------
Beginning balance.............................................................. $ 190.2  $(137.9) $(678.3)
Cumulative effect of changes in accounting.....................................      --       --    101.8
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................   572.6    661.4    701.2
   Adjustment to DAC...........................................................   (34.2)   (82.7)   (53.6)
   Adjustment to PVFP..........................................................   (23.9)   (81.7)   (72.2)
   Adjustment to sales inducements.............................................    (0.4)      --       --
   Adjustment to benefit reserves..............................................  (101.0)   (87.1)   (18.0)
   Provision for income taxes..................................................  (133.3)  (124.4)  (190.8)
                                                                                -------  -------  -------
       Change in unrealized gains (losses) on investment securities............   279.8    285.5    366.6
Reclassification adjustments to net investment (gains) losses, net of taxes of
  $(15.5), $(23.0) and $(38.7).................................................    28.6     42.6     72.0
                                                                                -------  -------  -------
Ending balance................................................................. $ 498.6  $ 190.2  $(137.9)
                                                                                =======  =======  =======

   (d) Fixed Maturity and Equity Securities

   As of December 31, 2012, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,033.1    $  183.6        $ --         $  (1.1)      $   --    $ 1,215.6
   Tax-exempt........................       1.7          --          --              --           --          1.7
   Government--non-U.S...............     163.5        34.6          --              --           --        198.1
   U.S. corporate....................   5,444.4       679.5          --           (20.5)          --      6,103.4
   Corporate--non-U.S................   2,067.0       171.6          --           (12.4)          --      2,226.2
   Residential mortgage-backed.......   1,783.6       177.7         4.7           (41.2)       (49.1)     1,875.7
   Commercial mortgage-backed........     932.9        33.8         0.9           (43.5)        (9.1)       915.0
   Other asset-backed................   1,119.4         6.9         0.1           (35.7)          --      1,090.7
                                      ---------    --------        ----         -------       ------    ---------
       Total fixed maturity
         securities..................  12,545.6     1,287.7         5.7          (154.4)       (58.2)    13,626.4
Equity securities....................      62.6         1.5          --              --           --         64.1
                                      ---------    --------        ----         -------       ------    ---------
       Total available-for-sale
         securities.................. $12,608.2    $1,289.2        $5.7         $(154.4)      $(58.2)   $13,690.5
                                      =========    ========        ====         =======       ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   As of December 31, 2011, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,011.9    $  184.7        $ --         $    --       $    --   $ 1,196.6
   Government--non-U.S...............     119.2        23.2          --              --            --       142.4
   U.S. corporate....................   6,113.1       533.3          --           (61.4)         (0.4)    6,584.6
   Corporate--non-U.S................   1,855.4       100.4          --           (62.5)           --     1,893.3
   Residential mortgage-backed.......   1,929.8       144.1         3.0          (116.0)       (113.6)    1,847.3
   Commercial mortgage-backed........     859.8        20.3         0.7           (85.2)        (24.1)      771.5
   Other asset-backed................   1,450.7         5.3         0.1           (48.4)           --     1,407.7
                                      ---------    --------        ----         -------       -------   ---------
       Total fixed maturity
         securities..................  13,339.9     1,011.3         3.8          (373.5)       (138.1)   13,843.4
Equity securities....................      60.0         1.8          --            (2.7)           --        59.1
                                      ---------    --------        ----         -------       -------   ---------
       Total available-for-sale
         securities.................. $13,399.9    $1,013.1        $3.8         $(376.2)      $(138.1)  $13,902.5
                                      =========    ========        ====         =======       =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2012:

                              LESS THAN 12 MONTHS            12 MONTHS OR MORE                     TOTAL
                          ---------------------------- ------------------------------  ------------------------------
                                   GROSS                          GROSS                           GROSS
(DOLLAR AMOUNTS IN        FAIR   UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED  NUMBER OF
MILLIONS)                 VALUE    LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/ SECURITIES
------------------        ------ ---------- ---------- -------- ----------  ---------- -------- ----------  ----------
DESCRIPTION OF SECURITIES
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises......... $ 54.1   $(1.1)        7     $     --  $    --        --     $   54.1  $  (1.1)        7
   U.S. corporate........  300.7    (5.6)       70        180.3    (14.9)       27        481.0    (20.5)       97
   Corporate--non-U.S....  192.3    (1.9)       18        147.8    (10.5)       14        340.1    (12.4)       32
   Residential mortgage-
     backed..............   39.9    (0.5)       11        264.6    (89.8)      162        304.5    (90.3)      173
   Commercial mortgage-
     backed..............   97.0    (0.4)       10        335.1    (52.2)       84        432.1    (52.6)       94
   Other asset-backed....  186.2    (0.2)       19        102.9    (35.5)       12        289.1    (35.7)       31
                          ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in
  an unrealized loss
  position............... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                          ======   =====       ===     ========  =======       ===     ========  =======       ===
% Below cost--fixed
  maturity securities:
   (less than)20% Below
     cost................ $870.1   $(9.6)      133     $  799.5  $ (58.0)      186     $1,669.6  $ (67.6)      319
   20%-50% Below cost....    0.1    (0.1)        2        218.3   (106.0)       82        218.4   (106.1)       84
   (greater than)50%
     Below cost..........     --      --        --         12.9    (38.9)       31         12.9    (38.9)       31
                          ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in
  an unrealized loss
  position............... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                          ======   =====       ===     ========  =======       ===     ========  =======       ===
Investment grade......... $834.4   $(7.8)      121     $  520.6  $ (57.0)      115     $1,355.0  $ (64.8)      236
Below investment
  grade/(3)/.............   35.8    (1.9)       14        510.1   (145.9)      184        545.9   (147.8)      198
                          ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in
  an unrealized loss
  position............... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                          ======   =====       ===     ========  =======       ===     ========  =======       ===

--------
/(1)/Amounts included $58.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $58.2 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $57.8 million of unrealized losses on other-than-temporarily impaired securities.

   As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to lower credit ratings since acquisition for corporate securities across various industry sectors. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 1.1% as of December 31, 2012.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $58.0 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "BB+" and approximately 48.1% of the unrealized losses were related to investment grade securities as of December 31, 2012. These unrealized losses were attributable to the lower credit ratings for these securities since acquisition, primarily associated with mortgage-backed and asset-backed securities as well as corporate securities in the finance and insurance sector. The average fair value percentage below cost for these securities was approximately 6.8% as of December 31, 2012. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2012:

                                                                      INVESTMENT GRADE
                                        -----------------------------------------------------------------------------
                                                      20% TO 50%                          GREATER THAN 50%
                                        -------------------------------------- --------------------------------------
                                                         % OF TOTAL                             % OF TOTAL
                                                GROSS      GROSS                       GROSS      GROSS
                                        FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)            VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------            ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   U.S. corporate...................... $11.2   $ (4.2)      2.0%        2      $--    $  --       -- %        --
   Corporate--non-U.S..................  11.0     (5.6)      2.6         3       --       --        --         --
   Structured securities:
       Residential
         mortgage-backed...............  12.2     (5.7)      2.7         7       --     (0.1)       --          2
       Commercial mortgage-
         backed........................   1.6     (0.5)      0.2         2       --       --        --         --
       Other asset-backed..............  20.6    (13.1)      6.2         2       --       --        --         --
                                        -----   ------      ----        --      ---    -----       ---         --
       Total structured securities.....  34.4    (19.3)      9.1        11       --     (0.1)       --          2
                                        -----   ------      ----        --      ---    -----       ---         --
Total.................................. $56.6   $(29.1)     13.7%       16      $--    $(0.1)      -- %         2
                                        =====   ======      ====        ==      ===    =====       ===         ==

                                                                    BELOW INVESTMENT GRADE
                                        ------------------------------------------------------------------------------
                                                      20% TO 50%                           GREATER THAN 50%
                                        --------------------------------------- --------------------------------------
                                                          % OF TOTAL                             % OF TOTAL
                                                 GROSS      GROSS                       GROSS      GROSS
                                        FAIR   UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)            VALUE    LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------            ------ ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   Structured securities:
       Residential
         mortgage-backed............... $106.6   $(49.3)     23.2%       52     $ 7.8   $(22.6)     10.6%       22
       Commercial
         mortgage-backed...............   31.5    (11.1)      5.2        12       4.0    (14.4)      6.8         6
       Other asset-backed..............   23.6    (16.5)      7.8         2       1.1     (1.8)      0.8         1
                                        ------   ------      ----        --     -----   ------      ----        --
       Total structured securities.....  161.7    (76.9)     36.2        66      12.9    (38.8)     18.2        29
                                        ------   ------      ----        --     -----   ------      ----        --
Total.................................. $161.7   $(76.9)     36.2%       66     $12.9   $(38.8)     18.2%       29
                                        ======   ======      ====        ==     =====   ======      ====        ==

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

   Corporate Debt Securities

   The following tables present the concentration of gross unrealized losses and fair values related to corporate debt fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by industry as of December 31, 2012:

                                                            INVESTMENT GRADE
                              -----------------------------------------------------------------------------
                                            20% TO 50%                          GREATER THAN 50%
                              -------------------------------------- --------------------------------------
                                               % OF TOTAL                             % OF TOTAL
                                      GROSS      GROSS                       GROSS      GROSS
                              FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)  VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------  ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
   Industry:
   Finance and insurance..... $22.2   $(9.8)      4.6%        5       $--     $--        -- %        --
                              -----   -----       ---         -       ---     ---        ---         --
   Total..................... $22.2   $(9.8)      4.6%        5       $--     $--        -- %        --
                              =====   =====       ===         =       ===     ===        ===         ==

   All of the unrealized losses for corporate fixed maturity securities presented in the preceding tables related to issuers in the finance and insurance sector that were 30.7% below cost on average. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2012. All unrealized losses noted in the table above were related to financial hybrid securities on which a debt impairment model was employed. Most of our hybrid securities retained a credit rating of investment grade. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred. We continue to receive our contractual payments and expect to fully recover our amortized cost.

   We expect that our investments in corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of corporate securities in the future.

   Structured Securities

   Of the $135.1 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $47.2 million related to other-than-temporarily impaired securities where the unrealized losses represented the non-credit portion of the impairment.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

The extent and duration of the unrealized loss position on our structured securities was primarily due to the ongoing concern and uncertainty about the residential and commercial real estate market and unemployment, resulting in credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been significantly impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. housing market.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2012.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2011:

                                         LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                    ------------------------------ ------------------------------  --------------------
                                               GROSS                          GROSS                           GROSS
                                     FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED
(DOLLAR AMOUNTS IN MILLIONS)         VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/
----------------------------        -------- ---------- ---------- -------- ----------  ---------- -------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. corporate................. $  646.9   $(15.0)      86     $  445.3  $ (46.8)       67     $1,092.2  $ (61.8)
    Corporate--non-U.S.............    359.5    (19.0)      42        223.5    (43.5)       25        583.0    (62.5)
    Residential mortgage-                                                     (226.7)
     backed........................    128.4     (2.9)      28        397.5                214        525.9   (229.6)
    Commercial mortgage-
     backed........................     90.5    (13.1)      23        385.3    (96.2)      106        475.8   (109.3)
    Other asset-backed.............    136.3     (0.3)      13        192.5    (48.1)       24        328.8    (48.4)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Subtotal, fixed maturity                                                  (461.3)
     securities....................  1,361.6    (50.3)     192      1,644.1                436      3,005.7   (511.6)
Equity securities..................       --       --       --          4.6     (2.7)        4          4.6     (2.7)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)
                                    ========   ======      ===     ========  =======       ===     ========  =======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost...... $1,346.5   $(43.7)     177     $1,139.4  $ (97.9)      213     $2,485.9  $(141.6)
    20%-50% Below cost.............     14.6     (4.9)       8        448.6   (245.4)      163        463.2   (250.3)
    (greater than)50% Below cost...      0.5     (1.7)       7         56.1   (118.0)       60         56.6   (119.7)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Total fixed maturity
     securities....................  1,361.6    (50.3)     192      1,644.1   (461.3)      436      3,005.7   (511.6)
                                    --------   ------      ---     --------  -------       ---     --------  -------
% Below cost--equity
 securities:
    (less than)20% Below cost......       --       --       --          0.6     (0.1)        3          0.6     (0.1)
    20%-50% Below cost.............       --       --       --          4.0     (2.6)        1          4.0     (2.6)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Total equity securities........       --       --       --          4.6     (2.7)        4          4.6     (2.7)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)
                                    ========   ======      ===     ========  =======       ===     ========  =======
Investment grade................... $1,229.0   $(37.8)     152     $  991.7  $(149.7)      211     $2,220.7  $(187.5)
Below investment grade/(3)/........    132.6    (12.5)      40        657.0   (314.3)      229        789.6   (326.8)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)
                                    ========   ======      ===     ========  =======       ===     ========  =======

                                    ----------

                                    NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)        SECURITIES
----------------------------        ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. corporate.................    153
    Corporate--non-U.S.............     67
    Residential mortgage-
     backed........................    242
    Commercial mortgage-
     backed........................    129
    Other asset-backed.............     37
                                       ---
    Subtotal, fixed maturity
     securities....................    628
Equity securities..................      4
                                       ---
Total for securities in an
 unrealized loss position..........    632
                                       ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......    390
    20%-50% Below cost.............    171
    (greater than)50% Below cost...     67
                                       ---
    Total fixed maturity
     securities....................    628
                                       ---
% Below cost--equity
 securities:
    (less than)20% Below cost......      3
    20%-50% Below cost.............      1
                                       ---
    Total equity securities........      4
                                       ---
Total for securities in an
 unrealized loss position..........    632
                                       ===
Investment grade...................    363
Below investment grade/(3)/........    269
                                       ---
Total for securities in an
 unrealized loss position..........    632
                                       ===

--------
/(1)/Amounts included $134.3 million of unrealized losses on other-than-temporarily impaired securities.
/(2)/Amounts included $138.1 million of unrealized losses on other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $132.5 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2012 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                AMORTIZED COST
       (AMOUNTS IN MILLIONS)                       OR COST     FAIR VALUE
       ---------------------                    -------------- ----------
       Due one year or less....................   $   504.5    $   506.9
       Due after one year through five years...     2,215.6      2,310.4
       Due after five years through ten years..     1,949.8      2,160.3
       Due after ten years.....................     4,039.8      4,767.4
                                                  ---------    ---------
              Subtotal.........................     8,709.7      9,745.0
       Residential mortgage-backed.............     1,783.6      1,875.7
       Commercial mortgage-backed..............       932.9        915.0
       Other asset-backed......................     1,119.4      1,090.7
                                                  ---------    ---------
              Total............................   $12,545.6    $13,626.4
                                                  =========    =========

   As of December 31, 2012, $1,225.7 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2012, securities issued by utilities and energy, finance and insurance, and consumer--non-cyclical industry groups represented approximately 25.0%, 20.5% and 12.5% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2012, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2012 and 2011, $8.2 million of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2012                      2011
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Office...............................................    $  538.5       32.6%      $  553.8       29.9%
Industrial...........................................       468.5       28.4          566.1       30.6
Retail...............................................       409.1       24.8          453.5       24.5
Apartments...........................................       126.4        7.7          146.4        7.9
Mixed use/other......................................       107.7        6.5          131.0        7.1
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,650.2      100.0%       1,850.8      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         0.6                       1.1
   Allowance for losses..............................       (11.7)                    (15.4)
                                                         --------                  --------
   Total.............................................    $1,639.1                  $1,836.5
                                                         ========                  ========

                                                                2012                      2011
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
South Atlantic.......................................    $  566.7       34.3%      $  620.8       33.5%
Pacific..............................................       449.0       27.2          456.3       24.7
Middle Atlantic......................................       191.6       11.6          196.2       10.6
East North Central...................................       109.4        6.6          177.5        9.6
West North Central...................................        90.6        5.5          103.3        5.6
Mountain.............................................        86.7        5.3          106.4        5.7
West South Central...................................        62.2        3.8           71.2        3.8
East South Central...................................        55.1        3.3           64.1        3.5
New England..........................................        38.9        2.4           55.0        3.0
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,650.2      100.0%       1,850.8      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         0.6                       1.1
   Allowance for losses..............................       (11.7)                    (15.4)
                                                         --------                  --------
   Total.............................................    $1,639.1                  $1,836.5
                                                         ========                  ========

   As of December 31, 2012 and 2011, our total mortgage holdings secured by real estate in California was $286.8 million and $293.3 million, respectively, which was 17.5% and 16.0%, respectively, of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth the aging of past due commercial mortgage loans by property type as of December 31:

                                                                  2012
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Office......................    $ 2.4         $--           $ --         $ 2.4    $  536.1  $  538.5
   Industrial..................       --          --             --            --       468.5     468.5
   Retail......................       --          --             --            --       409.1     409.1
   Apartments..................       --          --            4.4           4.4       122.0     126.4
   Mixed use/other.............     66.4          --             --          66.4        41.3     107.7
                                   -----         ---           ----         -----    --------  --------
   Total recorded investment...    $68.8         $--           $4.4         $73.2    $1,577.0  $1,650.2
                                   =====         ===           ====         =====    ========  ========
% of total commercial mortgage
  loans........................      4.1%         --%           0.3%          4.4%       95.6%    100.0%
                                   =====         ===           ====         =====    ========  ========

                                                                  2011
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Office......................     $3.8         $--            $--          $3.8    $  550.0  $  553.8
   Industrial..................      1.2          --             --           1.2       564.9     566.1
   Retail......................       --          --             --            --       453.5     453.5
   Apartments..................       --          --             --            --       146.4     146.4
   Mixed use/other.............      1.2          --             --           1.2       129.8     131.0
                                    ----         ---            ---          ----    --------  --------
   Total recorded investment...     $6.2         $--            $--          $6.2    $1,844.6  $1,850.8
                                    ====         ===            ===          ====    ========  ========
% of total commercial mortgage
  loans........................      0.3%         --%            --%          0.3%       99.7%    100.0%
                                    ====         ===            ===          ====    ========  ========

   As of December 31, 2012 and 2011, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on nonaccrual status as of December 31, 2012 and 2011.

   As of and for the years ended December 31, 2012 and 2011, we modified or extended 19 and 18 commercial mortgage loans, respectively, with a total carrying value of $195.5 million and $140.9 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                    2012      2011      2010
---------------------                                  --------  --------  --------
Allowance for credit losses:
   Beginning balance.................................. $   15.4  $   18.5  $   15.0
   Charge-offs/(1)/...................................       --        --     (14.6)
   Recoveries.........................................       --        --        --
   Provision..........................................     (3.7)     (3.1)     18.1
                                                       --------  --------  --------
   Ending balance..................................... $   11.7  $   15.4  $   18.5
                                                       ========  ========  ========
   Ending allowance for individually impaired
     loans............................................ $     --  $     --  $     --
                                                       ========  ========  ========
   Ending allowance for loans not individually
     impaired that were evaluated collectively for
     impairment....................................... $   11.7  $   15.4  $   18.5
                                                       ========  ========  ========

Recorded investment:
   Ending balance..................................... $1,650.2  $1,850.8  $2,126.3
                                                       ========  ========  ========
   Ending balance of individually impaired loans...... $     --  $     --  $    4.2
                                                       ========  ========  ========
   Ending balance of loans not individually impaired
     that were evaluated collectively for
     impairment....................................... $1,650.2  $1,850.8  $2,122.1
                                                       ========  ========  ========

--------
/(1)/Charge-offs in 2010 included $13.0 million related to held-for-sale commercial mortgage loans that were sold.

   As of December 31, 2012 and 2011, we had no commercial mortgage loans that were individually impaired.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                            2012
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Office.....................  $124.1   $ 44.3    $296.6     $ 68.3       $ 5.2      $  538.5
   Industrial.................   163.7     82.9     172.5       44.1         5.3         468.5
   Retail.....................   142.5     41.9     185.9       38.1         0.7         409.1
   Apartments.................    54.1     27.8      36.0        8.5          --         126.4
   Mixed use/other............     7.1      1.1      18.5       75.2         5.8         107.7
                                ------   ------    ------     ------       -----      --------
   Total recorded investment..  $491.5   $198.0    $709.5     $234.2       $17.0      $1,650.2
                                ======   ======    ======     ======       =====      ========
% of total....................    29.8%    12.0%     43.0%      14.2%        1.0%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
   coverage ratio.............    2.13     1.52      1.70       2.59        0.59          1.92
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $17.0 million of loans in good standing, with a total weighted-average loan-to-value of 109.3%, where borrowers continued to make timely payments.

                                                            2011
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Office.....................  $197.9   $ 91.9    $186.2     $ 67.6       $10.2      $  553.8
   Industrial.................   160.0    134.0     170.4       98.0         3.7         566.1
   Retail.....................   140.2     54.0     207.9       46.6         4.8         453.5
   Apartments.................    60.3     29.8      38.3       18.0          --         146.4
   Mixed use/other............    14.4     16.4      18.8        9.1        72.3         131.0
                                ------   ------    ------     ------       -----      --------
   Total recorded investment..  $572.8   $326.1    $621.6     $239.3       $91.0      $1,850.8
                                ======   ======    ======     ======       =====      ========
% of total....................    30.9%    17.6%     33.7%      12.9%        4.9%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
  coverage ratio..............    2.43     1.79      1.57       1.07        4.64          1.96
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $91.0 million of loans in good standing, with a total weighted-average loan-to-value of 110.7%, where borrowers continued to make timely payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                         2012
                                    -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)               LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------               -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Office..........................     $ 45.7       $ 32.3      $129.8      $150.7         $105.4       $  463.9
   Industrial......................       61.9         45.6        82.7       204.0           74.3          468.5
   Retail..........................       11.1         89.3        96.7       135.2           76.1          408.4
   Apartments......................        2.7          7.4        30.7        59.3           26.3          126.4
   Mixed use/other.................        1.1         15.8        22.5         1.0            0.9           41.3
                                        ------       ------      ------      ------         ------       --------
   Total recorded investment.......     $122.5       $190.4      $362.4      $550.2         $283.0       $1,508.5
                                        ======       ======      ======      ======         ======       ========
% of total.........................        8.1%        12.6%       24.0%       36.5%          18.8%         100.0%
                                        ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value.....       75.4%        69.9%       60.4%       56.9%          38.7%          57.5%
                                        ======       ======      ======      ======         ======       ========

                                                                         2011
                                    -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)               LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------               -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Office..........................     $ 47.6       $ 42.4      $128.3      $112.1         $148.8       $  479.2
   Industrial......................       87.0         87.3        90.0       203.5           98.3          566.1
   Retail..........................       27.7         80.2       129.4       110.2          104.8          452.3
   Apartments......................        1.8         21.5        27.9        77.4           17.8          146.4
   Mixed use/other.................         --         12.8        28.1         7.4           16.3           64.6
                                        ------       ------      ------      ------         ------       --------
   Total recorded investment.......     $164.1       $244.2      $403.7      $510.6         $386.0       $1,708.6
                                        ======       ======      ======      ======         ======       ========
% of total.........................        9.6%        14.3%       23.6%       29.9%          22.6%         100.0%
                                        ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value.....       79.6%        71.4%       63.8%       55.6%          43.5%          59.4%
                                        ======       ======      ======      ======         ======       ========

   The following tables set forth the debt service coverage ratio for floating rate commercial mortgage loans by property type as of December 31:

                                                                        2012
                                    ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)               LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------               -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Office..........................      $--           $--        $ --         $--          $ 74.6       $ 74.6
   Industrial......................       --            --          --          --              --           --
   Retail..........................       --            --         0.7          --              --          0.7
   Apartments......................       --            --          --          --              --           --
   Mixed use/other.................       --            --          --          --            66.4         66.4
                                         ---           ---        ----         ---          ------       ------
   Total recorded investment.......      $--           $--        $0.7         $--          $141.0       $141.7
                                         ===           ===        ====         ===          ======       ======
% of total.........................       --%           --%        0.5%         --%           99.5%       100.0%
                                         ===           ===        ====         ===          ======       ======
Weighted-average loan-to-value.....       --%           --%        9.0%         --%           71.3%        71.0%
                                         ===           ===        ====         ===          ======       ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                    2011
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Office......................      $--           $--        $  --        $--          $ 74.6       $ 74.6
   Industrial..................       --            --           --         --              --           --
   Retail......................       --            --          1.2         --              --          1.2
   Apartments..................       --            --           --         --              --           --
   Mixed use/other.............       --            --           --         --            66.4         66.4
                                     ---           ---        -----        ---          ------       ------
   Total recorded investment...      $--           $--        $ 1.2        $--          $141.0       $142.2
                                     ===           ===        =====        ===          ======       ======
% of total.....................       --%           --%         0.8%        --%           99.2%       100.0%
                                     ===           ===        =====        ===          ======       ======
Weighted-average loan-to-value.       --%           --%        15.0%        --%           81.0%        80.5%
                                     ===           ===        =====        ===          ======       ======

   (f) Restricted Commercial Mortgage Loans Related To Securitization Entity

   The following tables set forth additional information regarding our restricted commercial mortgage loans related to a securitization entity as of December 31:

                                     2012                      2011
                           ------------------------  ------------------------
  (AMOUNTS IN MILLIONS)    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
  ---------------------    -------------- ---------- -------------- ----------
  Property type:
  Retail..................     $32.0         49.6%       $42.3         49.1%
  Industrial..............      13.2         20.4         15.1         17.5
  Office..................      11.9         18.4         20.2         23.4
  Apartments..............       4.7          7.3          5.6          6.5
  Mixed use/other.........       2.8          4.3          3.0          3.5
                               -----        -----        -----        -----
     Subtotal.............      64.6        100.0%        86.2        100.0%
                                            =====                     =====
     Allowance for losses.      (0.1)                     (0.1)
                               -----                     -----
     Total................     $64.5                     $86.1
                               =====                     =====

                                     2012                      2011
                           ------------------------  ------------------------
  (AMOUNTS IN MILLIONS)    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
  ---------------------    -------------- ---------- -------------- ----------
  Geographic region:
  Pacific.................     $17.6         27.2%       $23.1         26.8%
  South Atlantic..........      17.5         27.1         22.1         25.6
  Middle Atlantic.........      11.0         17.0         12.5         14.5
  East North Central......      10.2         15.8         12.2         14.2
  West North Central......       2.6          4.0          6.3          7.3
  Mountain................       2.3          3.6          5.9          6.8
  East South Central......       2.0          3.1          2.2          2.6
  West South Central......       0.9          1.4          1.3          1.5
  New England.............       0.5          0.8          0.6          0.7
                               -----        -----        -----        -----
     Subtotal.............      64.6        100.0%        86.2        100.0%
                                            =====                     =====
     Allowance for losses.      (0.1)                     (0.1)
                               -----                     -----
     Total................     $64.5                     $86.1
                               =====                     =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   As of December 31, 2012, all of our restricted commercial mortgage loans were current. As of December 31, 2011, $83.4 million were current, $1.5 million were 61 to 90 days past due and $1.3 million were past due for more than 90 days and still accruing interest.

   As of December 31, 2012 and 2011, the total recorded investment of restricted commercial mortgage loans of $64.6 million and $86.2 million, respectively, related to loans not individually impaired that were evaluated collectively for impairment. There was no provision for credit losses recorded during the year ended December 31, 2012 related to restricted commercial mortgage loans. A reduction in credit losses of $0.2 million was recorded during the year ended December 31, 2011, resulting in an ending allowance for credit losses balance of $0.1 million as of December 31, 2011. A provision for credit losses of $0.8 million was recorded during the year ended December 31, 2010, of which $0.5 million was required upon consolidation of a securitization entity as of January 1, 2010. We also recorded charge-offs of $0.5 million during 2010 related to our individually impaired restricted commercial mortgage loans, resulting in an ending allowance for credit losses balance of $0.3 million as of December 31, 2010.

   In evaluating the credit quality of restricted commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. The risks associated with restricted commercial mortgage loans can typically be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth the loan-to-value of restricted commercial mortgage loans by property type as of December 31:

                                                             2012
                               ----------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%  TOTAL
---------------------          -------- --------- --------- ---------- ----------------- ------
Property type:
   Retail.....................  $32.0     $  --      $--       $--            $--        $ 32.0
   Industrial.................   13.2        --       --        --             --          13.2
   Office.....................   10.2       1.7       --        --             --          11.9
   Apartments.................    4.7        --       --        --             --           4.7
   Mixed use/other............    2.8        --       --        --             --           2.8
                                -----     -----      ---       ---            ---        ------
   Total recorded investment..  $62.9     $ 1.7      $--       $--            $--        $ 64.6
                                =====     =====      ===       ===            ===        ======
% of total....................   97.4%      2.6%      --%       --%            --%        100.0%
                                =====     =====      ===       ===            ===        ======
Weighted-average debt service
  coverage ratio..............   1.79      1.00       --        --             --          1.77
                                =====     =====      ===       ===            ===        ======

                                                             2011
                               ----------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%  TOTAL
---------------------          -------- --------- --------- ---------- ----------------- ------
Property type:
   Retail.....................  $40.9     $ 1.4     $  --     $   --          $--        $ 42.3
   Industrial.................   13.3       1.8        --         --           --          15.1
   Office.....................   10.6       2.4       5.9        1.3           --          20.2
   Apartments.................    5.6        --        --         --           --           5.6
   Mixed use/other............    3.0        --        --         --           --           3.0
                                -----     -----     -----     ------          ---        ------
   Total recorded investment..  $73.4     $ 5.6     $ 5.9     $  1.3          $--        $ 86.2
                                =====     =====     =====     ======          ===        ======
% of total....................   85.1%      6.5%      6.9%       1.5%          --%        100.0%
                                =====     =====     =====     ======          ===        ======
Weighted-average debt service
  coverage ratio..............   1.80      1.27      2.38      (0.13)          --          1.78
                                =====     =====     =====     ======          ===        ======

   The following tables set forth the debt service coverage ratio for fixed rate restricted commercial mortgage loans by property type as of December 31:

                                                                    2012
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Retail......................     $ 1.5         $ 3.4       $ 9.7       $ 7.7          $ 9.7       $ 32.0
   Industrial..................       0.5            --         1.6         8.4            2.7         13.2
   Office......................       0.3           1.7         1.4         4.9            3.6         11.9
   Apartments..................        --            --         3.1          --            1.6          4.7
   Mixed use/other.............        --            --          --          --            2.8          2.8
                                    -----         -----       -----       -----          -----       ------
   Total recorded investment...     $ 2.3         $ 5.1       $15.8       $21.0          $20.4       $ 64.6
                                    -----         -----       -----       -----          -----       ------
% of total.....................       3.6%          7.9%       24.5%       32.4%          31.6%       100.0%
                                    =====         =====       =====       =====          =====       ======
Weighted-average loan-to-value.      22.2%         40.3%       28.9%       25.6%          23.9%        26.9%
                                    =====         =====       =====       =====          =====       ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                    2011
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Retail......................     $ 1.4         $ 6.6       $14.9       $13.6          $ 5.8       $ 42.3
   Industrial..................       0.7           2.7          --        10.5            1.2         15.1
   Office......................       3.7            --          --         8.4            8.1         20.2
   Apartments..................        --            --         3.9          --            1.7          5.6
   Mixed use/other.............        --            --          --          --            3.0          3.0
                                    -----         -----       -----       -----          -----       ------
   Total recorded investment...     $ 5.8         $ 9.3       $18.8       $32.5          $19.8       $ 86.2
                                    =====         =====       =====       =====          =====       ======
% of total.....................       6.7%         10.8%       21.8%       37.7%          23.0%       100.0%
                                    =====         =====       =====       =====          =====       ======
Weighted-average loan-to-value.      58.9%         38.2%       33.5%       32.8%          29.8%        34.6%
                                    =====         =====       =====       =====          =====       ======

   There were no floating rate restricted commercial mortgage loans as of December 31, 2012 or 2011.

   See note 15 for additional information related to our consolidated securitization entity.

   (g) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                       2012                      2011
                                             ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                        CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                        -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.....    $  560.4       47.4%      $  478.2       37.8%
Trading securities..........................       403.8       34.2          454.6       35.9
Limited partnerships........................       122.8       10.4          122.6        9.7
Securities lending collateral...............        48.2        4.1           41.3        3.3
Derivatives.................................        27.5        2.3           66.0        5.2
Derivatives counterparty collateral.........         7.0        0.6           38.3        3.0
Short-term investments......................         5.0        0.4           58.0        4.6
Real estate owned...........................         4.8        0.4            4.0        0.3
Other investments...........................         1.8        0.2            1.7        0.1
Restricted other invested assets related to
  securitization entity/(1)/................          --         --            1.4        0.1
                                                --------      -----       --------      -----
   Total other invested assets..............    $1,181.3      100.0%      $1,266.1      100.0%
                                                ========      =====       ========      =====

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

(4) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table sets forth our positions in derivative instruments as of December 31:

                                           DERIVATIVE ASSETS             DERIVATIVE LIABILITIES
                                    ------------------------------- --------------------------------
                                         BALANCE        FAIR VALUE      BALANCE         FAIR VALUE
                                          SHEET         -----------      SHEET         -------------
(AMOUNTS IN MILLIONS)                 CLASSIFICATION    2012  2011   CLASSIFICATION     2012   2011
---------------------               --------------      ----- ----- --------------     ------ ------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
                                      Other invested                       Other
   Interest rate swaps.............       assets        $ 6.5 $25.0     liabilities    $   -- $  0.5
                                                        ----- -----                    ------ ------
   Total fair value hedges.........                       6.5  25.0                        --    0.5
                                                        ----- -----                    ------ ------
   Total derivatives designated as
     hedges........................                       6.5  25.0                        --    0.5
                                                        ----- -----                    ------ ------
DERIVATIVES NOT DESIGNATED AS
  HEDGES
                                      Other invested                       Other
Interest rate swaps................       assets          2.1   5.5     liabilities       5.2    8.3
                                      Other invested                       Other
Credit default swaps...............       assets          0.2   0.4     liabilities        --    0.1
                                      Other invested                       Other
Equity index options...............       assets         18.2  22.6     liabilities        --     --
                                      Other invested                       Other
Financial futures..................       assets           --    --     liabilities        --     --
                                      Other invested                       Other
Equity return swaps................       assets           --   6.6     liabilities       7.8    2.8
                                      Other invested                       Other
Limited guarantee..................       assets          0.5   5.9     liabilities        --     --
                                                                       Policyholder
                                        Reinsurance                       account
Reinsurance embedded derivatives...  recoverable/(1)/    35.6  17.8      balances          --     --
                                                                       Policyholder
                                        Reinsurance                       account
GMWB embedded derivatives..........  recoverable/(2)/     8.4  13.9    balances/(3)/    307.2  433.6
                                                                       Policyholder
Fixed index annuity embedded                                              account
  derivatives......................  Other assets/(4)/     --    --    balances/(4)/     21.7     --
                                                        ----- -----                    ------ ------
   Total derivatives not
     designated as hedges..........                      65.0  72.7                     341.9  444.8
                                                        ----- -----                    ------ ------
   Total derivatives...............                     $71.5 $97.7                    $341.9 $445.3
                                                        ===== =====                    ====== ======

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
/(4)/Represents the embedded derivatives associated with our fixed index annuity liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB and fixed index annuity embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                                 MATURITIES/
(NOTIONAL IN MILLIONS)                   MEASUREMENT DECEMBER 31, 2011 ADDITIONS TERMINATIONS DECEMBER 31, 2012
----------------------                   ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
   Interest rate swaps..................  Notional       $  575.9      $     --   $  (282.9)      $  293.0
                                                         --------      --------   ---------       --------
   Total fair value hedges..............                    575.9            --      (282.9)         293.0
                                                         --------      --------   ---------       --------
   Total derivatives designated as
     hedges.............................                    575.9            --      (282.9)         293.0
                                                         --------      --------   ---------       --------
DERIVATIVES NOT DESIGNATED AS HEDGES
Interest rate swaps.....................  Notional          522.5         532.5      (346.2)         708.8
Credit default swaps....................  Notional           56.1            --          --           56.1
Equity index options....................  Notional          323.2       1,583.3    (1,207.8)         698.7
Financial futures.......................  Notional        2,701.8       4,868.7    (6,094.7)       1,475.8
Equity return swaps.....................  Notional          297.9         201.4      (313.3)         186.0
Limited guarantee.......................  Notional          250.0            --          --          250.0
                                                         --------      --------   ---------       --------
   Total derivatives not designated as
     hedges.............................                  4,151.5       7,185.9    (7,962.0)       3,375.4
                                                         --------      --------   ---------       --------
   Total derivatives....................                 $4,727.4      $7,185.9   $(8,244.9)      $3,668.4
                                                         ========      ========   =========       ========

                                                                              MATURITIES/
(NUMBER OF POLICIES)                  MEASUREMENT DECEMBER 31, 2011 ADDITIONS TERMINATIONS DECEMBER 31, 2012
--------------------                  ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
GMWB embedded derivatives............  Policies        41,624            --      (2,426)        39,198
Fixed index annuity embedded
  derivatives........................  Policies             2         1,610         (12)         1,600

   We did not have any derivatives with counterparties that can be terminated at the option of the derivative counterparty as of December 31, 2012.

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

currency cash flow exposure of foreign currency denominated investments;
(iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies;
(v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2012:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.1                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2011:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.2             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.2                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................         --               0.1         gains (losses)         --       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.2                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                         2012  2011   2010
---------------------                                                                        -----  ----- -----
Derivatives qualifying as effective accounting hedges as of January 1....................... $51.8  $16.8 $12.4
Current period increases (decreases) in fair value, net of deferred taxes of $2.4, $(19.1)
  and $(2.6)................................................................................  (4.4)  34.8   4.7
Reclassification to net (income) loss, net of deferred taxes of $--, $(0.1) and $0.1........  (0.2)   0.2  (0.3)
                                                                                             -----  ----- -----
Derivatives qualifying as effective accounting hedges as of December 31..................... $47.2  $51.8 $16.8
                                                                                             =====  ===== =====

   Derivatives qualifying as effective accounting hedges contained $47.2 million, $51.7 million and $16.5 million, net of taxes, for the years ended December 31, 2012, 2011 and 2010, respectively, from our investment in GLICNY. The $47.2 million, net of taxes, recorded in stockholder's equity as of December 31, 2012 is expected to be reclassified to future net income (loss) through our equity in income of unconsolidated subsidiary and $0.1 million is expected to be reclassified to future income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments. No amounts were reclassified to net income (loss) during the years ended December 31, 2012, 2011 and 2010 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various fair value exposures of investments.

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2012:

                                               DERIVATIVE INSTRUMENT                                  HEDGED ITEM
           -              ----------------------------------------------------------------  -------------------------------
                           GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                          RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                           NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)        (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------     ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                      Net investment                   Net investment                   Net investment
  hedging assets.........    $  0.5      gains (losses)        $(2.2)         income            $(0.5)     gains (losses)
Interest rate swaps                      Net investment                                                    Net investment
  hedging liabilities....     (17.4)     gains (losses)         20.8     Interest credited       17.0      gains (losses)
                             ------                            -----                            -----
   Total.................    $(16.9)                           $18.6                            $16.5
                             ======                            =====                            =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2011:

                                               DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                          ----------------------------------------------------------------  -------------------------------
                           GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                          RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                           NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)        (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------     ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                      Net investment                   Net investment                   Net investment
  hedging assets.........    $  1.5      gains (losses)        $(4.8)         income            $(1.4)     gains (losses)
Interest rate swaps                      Net investment                                                    Net investment
  hedging liabilities....     (39.2)     gains (losses)         45.7     Interest credited       39.1      gains (losses)
                             ------                            -----                            -----
   Total.................    $(37.7)                           $40.9                            $37.7
                             ======                            =====                            =====

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2010:

                                               DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                          ----------------------------------------------------------------  -------------------------------
                           GAIN (LOSS)  CLASSIFICATION OF                 CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                          RECOGNIZED IN  GAIN (LOSSES)     OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                           NET INCOME   RECOGNIZED IN NET     TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)        (LOSS)      INCOME (LOSS)     INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------     ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                      Net investment                   Net investment                   Net investment
  hedging assets.........    $  2.8      gains (losses)        $(5.6)         income            $(2.5)     gains (losses)
Interest rate swaps                      Net investment                                                    Net investment
  hedging liabilities....     (37.6)     gains (losses)         (0.1)    Interest credited       37.3      gains (losses)
                             ------                            -----                            -----
   Total.................    $(34.8)                           $(5.7)                           $34.8
                             ======                            =====                            =====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income (loss) activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and
(v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain variable annuities and offer fixed index annuity products that are required to be bifurcated as embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                     CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                        2012     2011    2010            IN NET INCOME (LOSS)
---------------------                      -------  -------  ------  ----------------------------------------
Interest rate swaps....................... $  14.6  $   3.3  $145.7       Net investment gains (losses)
Credit default swaps......................     0.6      0.2     1.0       Net investment gains (losses)
Equity index options......................   (42.4)     0.8   (69.2)      Net investment gains (losses)
Financial futures.........................  (111.1)   150.3   (99.0)      Net investment gains (losses)
Equity return swaps.......................   (34.4)     2.1   (11.2)      Net investment gains (losses)
Limited guarantee.........................    (5.4)   (17.2)   (6.9)      Net investment gains (losses)
Reinsurance embedded derivative...........   (17.8)   (10.5)  (20.1)      Net investment gains (losses)
GMWB embedded derivatives.................   150.5   (277.1)   77.8       Net investment gains (losses)
Fixed index annuity embedded derivatives..    (0.1)      --      --       Net investment gains (losses)
                                           -------  -------  ------
   Total derivatives not designated as
     hedges............................... $ (45.5) $(148.1) $ 18.1
                                           =======  =======  ======

   Derivative Counterparty Credit Risk

   As of December 31, 2012 and 2011, net fair value assets by counterparty totaled $16.0 million and $49.9 million, respectively. As of December 31, 2012 and 2011, net fair value liabilities by counterparty totaled $2.0 million and $1.5 million, respectively. As of December 31, 2012, we retained collateral of $7.0 million related to these agreements, with no over collateralization from certain counterparties. As of December 31, 2011, we retained collateral of $38.3 million related to these agreements, including over collateralization of $5.4 million from certain counterparties. As of December 31, 2012, we posted $1.9 million of collateral to derivative counterparties, including over collateralization of $0.6 million. As of December 31, 2011, we posted no collateral to derivative counterparties.

   All of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2012 and 2011, we could have been allowed to claim up to $9.0 million and $17.0 million, respectively, from counterparties and required to disburse up to $0.7 million and $1.5 million, respectively. This represented the net fair value of gains and losses by counterparty, less available collateral held.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                            2012                        2011
                                                 --------------------------- ---------------------------
                                                 NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                             VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                            -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AA
   Matures in less than one year................  $ 6.0    $ --      $--      $  --    $ --     $ --
   Matures after one year through five years....     --      --       --        6.0      --       --
   Matures after five years through ten years...    5.0      --       --        5.0      --       --
A
   Matures in less than one year................   16.5      --       --         --      --       --
   Matures after one year through five years....     --      --       --       16.5     0.1      0.1
BBB
   Matures in less than one year................   23.6     0.1       --         --      --       --
   Matures after one year through five years....     --      --       --       23.6     0.3       --
   Matures after five years through ten years...    5.0     0.1       --        5.0      --       --
                                                  -----    ----      ---      -----    ----     ----
   Total credit default swaps on single name
     reference entities.........................  $56.1    $0.2      $--      $56.1    $0.4     $0.1
                                                  =====    ====      ===      =====    ====     ====

(5) DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                 2012      2011      2010
---------------------                                               --------  --------  --------
Unamortized balance as of January 1................................ $2,713.3  $2,518.7  $2,440.0
   Costs deferred..................................................    347.9     295.7     216.3
   Amortization, net of interest accretion.........................   (293.3)   (113.7)   (137.6)
   Reinsurance transactions/(1)/...................................       --      12.6        --
                                                                    --------  --------  --------
Unamortized balance as of December 31..............................  2,767.9   2,713.3   2,518.7
   Accumulated effect of net unrealized investment (gains) losses..   (143.4)   (109.2)    (26.5)
                                                                    --------  --------  --------
Balance as of December 31.......................................... $2,624.5  $2,604.1  $2,492.2
                                                                    ========  ========  ========

--------
/(1)/See note 7 for a discussion of reinsurance transactions.

   As part of a life block transaction in 2012, we wrote off $141.8 million of DAC associated with certain term life insurance policies under a new reinsurance treaty. The write-off was included in amortization, net of interest accretion.

   We regularly review DAC to determine if it is recoverable from future income. As part of a life block transaction in 2012, we recorded $39.4 million of additional DAC amortization to reflect loss recognition on certain term life insurance policies under a reinsurance treaty. As of December 31, 2012 and 2011, we believe all of our other businesses have sufficient future income and therefore the related DAC is recoverable.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


(6) INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                                            2012                     2011
                                                   ----------------------   ----------------------
                                                     GROSS                    GROSS
                                                    CARRYING   ACCUMULATED   CARRYING   ACCUMULATED
(AMOUNTS IN MILLIONS)                              AMOUNT/(1)/ AMORTIZATION AMOUNT/(1)/ AMORTIZATION
---------------------                              ----------  ------------ ----------  ------------
PVFP..............................................   $547.5      $(434.4)     $571.4      $(408.4)
Capitalized software..............................    194.2       (147.0)      174.3       (130.7)
Deferred sales inducements to contractholders.....     47.3        (24.8)       43.1        (21.6)
Other.............................................      2.5         (2.5)        2.5         (2.5)
                                                     ------      -------      ------      -------
   Total..........................................   $791.5      $(608.7)     $791.3      $(563.2)
                                                     ======      =======      ======      =======

--------
/(1)/Includes $143.6 million and $119.7 million, respectively, of accumulated net unrealized investment gains as of December 31, 2012 and 2011.

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2012, 2011 and 2010 was $42.3 million, $70.1 million and $51.1 million, respectively. Amortization expense related to deferred sales inducements of $3.2 million, $4.7 million and $2.9 million, respectively, for the years ended December 31, 2012, 2011 and 2010 was included in benefits and other changes in policy reserves.

   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2012     2011    2010
---------------------                                              -------  -------  ------
Unamortized balance as of January 1............................... $ 282.7  $ 337.8  $375.1
   Amortization...................................................   (41.2)   (72.6)  (57.8)
   Interest accreted at 5.64%, 5.64% and 5.75%....................    15.2     17.5    20.5
                                                                   -------  -------  ------
Unamortized balance as of December 31.............................   256.7    282.7   337.8
   Accumulated effect of net unrealized investment (gains) losses.  (143.6)  (119.7)  (38.0)
                                                                   -------  -------  ------
Balance as of December 31......................................... $ 113.1  $ 163.0  $299.8
                                                                   =======  =======  ======

   The percentage of the December 31, 2012 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

            2013.............................................. 2.1%
            2014.............................................. 3.0%
            2015.............................................. 6.4%
            2016.............................................. 8.7%
            2017.............................................. 6.8%

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   Goodwill and Impairment Losses

   Our goodwill balance for our U.S. Life Insurance segment was $303.9 million and $450.9 million as of December 31, 2012 and 2011, respectively.

   During 2012, as part of our annual goodwill impairment analysis, we determined the fair value of our life insurance reporting unit was below its carrying value as a result of the recent decline in interest rates that caused a significant increase in the fair value of our available-for-sale securities. Accordingly, we determined the implied goodwill that is used to calculate the amount of any goodwill impairment. The amount of implied goodwill is primarily based upon the value associated with our new business projections. The significant assumptions in determining the value of new business include the number of years of production, policyholder behavior, sales and product mix, sales levels, and affiliate reinsurance and sales production assumptions. The amount of implied goodwill was less than the amount of goodwill and resulted in a goodwill impairment of $147.0 million during 2012. Adverse changes in the significant assumptions used in determining the value of new business could result in future impairments of goodwill.

   There were no goodwill impairment charges recorded in 2011 or 2010.

   Continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

(7) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses, diversify our exposures and provide capital flexibility. We also assume certain policy risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer, and our affiliates, Brookfield Life and Annuity Insurance Company Ltd ("BLAIC") and Brookfield Life Assurance Company Limited ("BLAC").

   As of December 31, 2012, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2012 and 2011, we had $2,304.4 million and $2,399.8 million, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Service charges and expense allowance amounts are determined annually based upon policy charges subject to annual adjustments. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2012 and 2011, we had a reinsurance recoverable of $6,669.1 million and $6,832.4 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of General Electric ("GE"), agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC.

   We have term and universal life insurance policies ceded to BLAIC. As of December 31, 2012 and 2011, total life insurance in-force ceded to BLAIC was $53,972.2 million and $57,014.8 million, respectively. In 2011, BLAC novated all of the life insurance policies assumed from us to BLAIC.

   We have term and universal life insurance policies assumed from GLIC. In 2011, we assumed an additional in-force block of universal life insurance policies from GLIC, which resulted in the addition of $35.5 million of DAC. As of December 31, 2012 and 2011, we had reserves of $1,063.9 million and $801.4 million, respectively, associated with these policies. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2012 and 2011, we had a reinsurance recoverable of $361.9 million and $364.8 million, respectively, associated with the reinsurance agreement with GLIC.

   On January 24, 2012, we ceded term life insurance policies as part of a life block transaction to a third-party reinsurer that were previously reinsured to River Lake III, our wholly-owned subsidiary. In connection with the reinsurance transaction, River Lake III repaid all $750.0 million of its outstanding non-recourse funding obligations of which $573.9 million was paid to GLIC. The reinsurance transaction resulted in an after-tax loss of $93.1 million and as of December 31, 2012, we had a reinsurance recoverable of $228.1 million associated with the third-party reinsurance agreement.

   In 2011, Genworth completed the sale of its Medicare supplement insurance business. The transaction included the reinsurance of our Medicare supplement insurance which reduced DAC by $22.9 million. We received a net ceding commission of $12.1 million and recorded a gain of $8.8 million. A reinsurance recoverable of $17.0 million and $18.6 million was recorded as of December 31, 2012 and 2011, respectively, related to the reinsurance transaction.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $941.6 million and $43.9 million, respectively, as of December 31, 2012 and $818.2 million and $52.9 million, respectively, as of December 31, 2011 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   The following table sets forth net life insurance in-force as of December 31:

(AMOUNTS IN MILLIONS)                        2012         2011         2010
---------------------                    -----------  -----------  -----------
Direct life insurance in-force.......... $ 563,561.9  $ 563,508.8  $ 554,329.6
Amounts assumed from other companies....   140,612.6    129,722.9    113,037.6
Amounts ceded to other companies/(1)/...  (375,720.3)  (285,945.5)  (272,580.2)
                                         -----------  -----------  -----------
Net life insurance in-force............. $ 328,454.2  $ 407,286.2  $ 394,787.0
                                         ===========  ===========  ===========
Percentage of amount assumed to net.....        42.8%        31.9%        28.6%
                                         ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                               WRITTEN                       EARNED
                                     ---------------------------  ---------------------------
(AMOUNTS IN MILLIONS)                  2012     2011      2010      2012     2011      2010
---------------------                -------  --------  --------  -------  --------  --------
Direct.............................. $ 971.8  $1,005.7  $1,086.0  $ 973.1  $1,009.0  $1,087.6
Assumed.............................   148.5     156.1     165.4    148.5     156.1     165.4
Ceded...............................  (647.7)   (324.8)   (340.8)  (648.8)   (327.3)   (341.3)
                                     -------  --------  --------  -------  --------  --------
Net premiums........................ $ 472.6  $  837.0  $  910.6  $ 472.8  $  837.8  $  911.7
                                     =======  ========  ========  =======  ========  ========
Percentage of amount assumed to net.                                 31.4%     18.6%     18.1%
                                                                  =======  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,419.0 million, $1,045.8 million and $1,002.8 million during 2012, 2011 and 2010, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


(8) INSURANCE RESERVES

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                   MORTALITY/
                                                   MORBIDITY    INTEREST RATE
(AMOUNTS IN MILLIONS)                              ASSUMPTION    ASSUMPTION     2012     2011
---------------------                              ----------   ------------- -------- --------
Structured settlements with life contingencies....        /(1)/  1.5% - 8.0%  $5,193.9 $5,268.6
Traditional life insurance contracts..............        /(2)/  2.5% - 7.5%   2,694.6  2,667.7
Annuity contracts with life contingencies.........        /(1)/  1.5% - 8.0%   1,851.7  1,864.1
Accident and health insurance contracts...........        /(3)/  4.5% - 7.0%      73.3     77.0
Supplementary contracts with life contingencies...        /(1)/  1.5% - 8.0%      47.1     46.1
                                                                              -------- --------
   Total future policy benefits...................                            $9,860.6 $9,923.5
                                                                              ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
/(2)/Principally modifications of the 1965-70 or 1975-80 Select and Ultimate
     Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S.
     Annuity Table.

   Assumptions as to persistency are based on company experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

  (AMOUNTS IN MILLIONS)                                     2012      2011
  ---------------------                                   --------- ---------
  Annuity contracts...................................... $ 2,512.1 $ 2,490.9
  Structured settlements without life contingencies......   1,140.5   1,215.8
  FABNs, funding agreements and GICs.....................     703.4   1,018.5
  Supplementary contracts without life contingencies.....     399.6     369.6
  Variable universal life insurance contracts............      19.5      20.4
                                                          --------- ---------
     Total investment contracts..........................   4,775.1   5,115.2
  Universal life insurance contracts.....................   5,701.9   5,251.8
                                                          --------- ---------
     Total policyholder account balances................. $10,477.0 $10,367.0
                                                          ========= =========

   We are a member of the Federal Home Loan Bank of Atlanta (the "FHLB") and held $35.1 million and $36.7 million of common stock related to our membership as of December 31, 2012 and 2011, respectively, which was included in equity securities. We issued funding agreements to the FHLB and have letters of credit with the FHLB which have not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

maintenance level. Upon any event of default by us, the FHLB recovery on the collateral is limited to the amount of our funding agreement liabilities to the FHLB. The amount of funding agreements issued to the FHLB was $202.9 and $140.0 million as of December 31, 2012 and 2011 respectively, which was included in policyholder account balances. We had letters of credit related to the FHLB of $482.5 and $462.4 million as of December 31, 2012 and 2011, respectively. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $752.8 million and $654.8 million as of December 31, 2012 and 2011, respectively.

   Certain Nontraditional Long-Duration Contracts

   The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                  2012     2011
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,801.0 $2,562.3
   Net amount at risk...................................................... $   15.8 $   61.0
   Average attained age of contractholders.................................       71       70
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $3,410.1 $3,528.2
   Net amount at risk...................................................... $  208.6 $  392.8
   Average attained age of contractholders.................................       71       70
Account values with living benefit guarantees:
   GMWBs................................................................... $3,498.6 $3,557.0
   Guaranteed annuitization benefits....................................... $1,423.7 $1,411.9

   Variable annuity contracts may contain more than one death or living benefit; therefore, the amounts listed above are not mutually exclusive. Substantially all of our variable annuity contracts have some form of GMDB.

   As of December 31, 2012 and 2011, our total liability associated with variable annuity contracts with minimum guarantees was approximately $6,928.0 million and $7,126.9 million, respectively. The liability, net of reinsurance, for our variable annuity contracts with GMDB and guaranteed annuitization benefits was $33.9 million and $28.9 million as of December 31, 2012 and 2011, respectively.

   The contracts underlying the lifetime benefits such as GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, or the protected value, is greater than the account value. As of December 31, 2012 and 2011, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $794.1 million and $910.1 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is through lifetime withdrawals or lifetime income payments after annuitization.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

        (AMOUNTS IN MILLIONS)                           2012     2011
        ---------------------                         -------- --------
        Balanced funds............................... $3,871.9 $3,813.0
        Equity funds.................................  1,294.4  1,418.1
        Bond funds...................................    930.9    971.4
        Money market funds...........................    154.0    122.9
        Other........................................      6.3     50.4
                                                      -------- --------
           Total..................................... $6,257.5 $6,375.8
                                                      ======== ========

(9) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (AMOUNTS IN MILLIONS)                     2012     2011     2010
       ---------------------                   -------  -------  -------
       Beginning as of January 1.............. $ 312.7  $ 310.3  $ 294.9
       Less reinsurance recoverables..........  (125.0)  (126.5)  (124.8)
                                               -------  -------  -------
          Net balance as of January 1.........   187.7    183.8    170.1
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   728.6    729.2    720.7
          Prior years.........................    24.1     11.4     13.7
                                               -------  -------  -------
              Total incurred..................   752.7    740.6    734.4
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (685.9)  (621.6)  (599.1)
          Prior years.........................  (131.2)  (115.1)  (121.6)
                                               -------  -------  -------
              Total paid......................  (817.1)  (736.7)  (720.7)
                                               -------  -------  -------
          Net balance as of December 31.......   123.3    187.7    183.8
       Add reinsurance recoverables...........   109.8    125.0    126.5
                                               -------  -------  -------
       Balance as of December 31.............. $ 233.1  $ 312.7  $ 310.3
                                               =======  =======  =======

   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our life and long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in economic conditions, mortality, morbidity and medical costs.

   For 2012, the decrease in the ending liability for policy and contract claims was primarily attributable to our life insurance products from lower claim frequency and severity in 2012 compared to 2011.

   During 2012, we strengthened reserves by $24.1 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   In 2012, we strengthened prior year reserves related to our life insurance products by $17.7 million from $238.5 million as of December 31, 2011. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves. For our other products, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   During 2011, we strengthened reserves by $11.4 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2011, we strengthened prior year reserves related to our life insurance products by $11.2 million from $230.1 million as of December 31, 2010. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves. For our other products, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   During 2010, we strengthened reserves by $13.7 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2010, we strengthened prior year reserves related to our life insurance products by $15.2 million from $230.2 million as of December 31, 2009. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves. For our other products, the remaining favorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liquidity.

(10) NON-RECOURSE FUNDING OBLIGATIONS

   We issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

        (AMOUNTS IN MILLIONS)
        ---------------------
        ISSUANCE                                        2012     2011
        --------                                      -------- --------
        River Lake I, due 2033/(1)/.................. $  600.0 $  600.0
        River Lake I, due 2033/(2)/..................    489.2    500.0
        River Lake II, due 2035/(1)/.................    300.0    300.0
        River Lake II, due 2035/(2)/.................    550.0    550.0
        River Lake III, due 2036/(1)/................       --    500.0
        River Lake III, due 2036/(2)/................       --    250.0
        River Lake IV, due 2028/(2)/.................       --    516.0
        Rivermont I, due 2050/(1)/...................    315.0    315.0
                                                      -------- --------
           Total..................................... $2,254.2 $3,531.0
                                                      ======== ========

--------
/(1)/Accrual of interest based on one-month London Interbank Offered Rate
     ("LIBOR") that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. We have provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), we may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   During 2012, River Lake I, repaid $10.8 million of its total outstanding floating rate subordinated notes due in 2033.

   On March 26, 2012, River Lake IV repaid $6.0 million of its total outstanding $16.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. In December 2012, River Lake IV repaid its remaining outstanding non-recourse funding obligations of $510.0 million of which $275.6 million was paid to GLIC, an affiliate. Upon final redemption of the outstanding non-recourse notes, GLIC contributed the after-tax gain recognized of $25.0 million to us as a capital contribution.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   On December 9, 2011, GLIC commenced a tender offer to purchase all of the outstanding non-recourse funding obligations issued by River Lake III. The tender offer was deemed successful on January 20, 2012. In February and March 2012, River Lake III repaid all $750.0 million of its outstanding non-recourse funding obligations of which $573.9 million was paid to GLIC. Upon final redemption of the outstanding non-recourse notes, GLIC contributed the after-tax gain recognized of $64.8 million to us as a capital contribution.

   On March 25, 2011, River Lake IV repaid $6.0 million of its total outstanding $22.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2010, River Lake IV repaid $6.0 million of its total outstanding $28.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2012 and 2011 were 1.6% and 1.4%, respectively.

(11) INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

    (AMOUNTS IN MILLIONS)                            2012     2011    2010
    ---------------------                          -------  -------  ------
    Current federal income taxes.................. $(344.7) $(198.1) $ (3.7)
    Deferred federal income taxes.................   287.6    202.8   (41.8)
                                                   -------  -------  ------
       Total federal income taxes.................   (57.1)     4.7   (45.5)
                                                   -------  -------  ------
    Current state income taxes....................     0.5     (0.5)    0.2
    Deferred state income taxes...................    (2.8)     0.4    (1.8)
                                                   -------  -------  ------
       Total state income taxes...................    (2.3)    (0.1)   (1.6)
                                                   -------  -------  ------
       Total provision (benefit) for income taxes. $ (59.4) $   4.6  $(47.1)
                                                   =======  =======  ======

   As of December 31, 2012 and 2011, the current federal income tax payable was $29.2 million and $21.4 million, respectively, and was included in other liabilities in the consolidated balance sheets. The current state income tax receivable was $2.4 million and $2.9 million, respectively, as of December 31, 2012 and 2011 and was included in other assets in the consolidated balance sheets.

   In 2012, we recorded $37.0 million in additional paid-in capital as a deemed capital contribution related to the reduction of liabilities for tax contingency reserves by our indirect parent, GNA. Of this amount, $53.0 million related to a tax contingency that was the result of a net operating loss carryback disallowance, partially offset by $16.0 million of interest receivable related to tax contingencies, the benefit for which was retained by GNA. The capital contribution was offset by a $0.4 million increase in tax expense resulting in a net impact to stockholder's equity of $36.6 million. In 2011 and 2010, we recorded $5.1 million and $4.5 million, respectively, in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividends were offset by a decrease in tax expense resulting in no net impact to total stockholder's equity in 2011 and 2010.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                             2012            2011            2010
---------------------                                        --------------  -------------  --------------
Pre-tax income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................. $(236.4)        $ 58.7         $  6.3
                                                             =======         ======         ======
Statutory U.S. federal income tax rate...................... $ (82.7)  35.0% $ 20.5   35.0% $  2.2    35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect.......    (1.5)   0.7    (0.2)  (0.3)   (2.0)  (32.3)
   Tax benefits related to separation from our former
     parent.................................................   (11.4)   4.8      --     --   (29.9) (475.0)
   Benefit on tax favored investments.......................   (12.6)   5.3   (15.8) (26.8)  (13.8) (218.8)
   Interest on uncertain tax positions......................    (1.6)   0.7      --     --    (2.1)  (33.3)
   Non-deductible goodwill..................................    51.4  (21.8)     --     --      --      --
   Other, net...............................................    (1.0)   0.4     0.1   (0.1)   (1.5)  (23.2)
                                                             -------  -----  ------  -----  ------  ------
Effective rate.............................................. $ (59.4)  25.1% $  4.6    7.8% $(47.1) (747.6)%
                                                             =======  =====  ======  =====  ======  ======

   In connection with the initial public offering ("IPO") of our ultimate parent company, Genworth, and the 2004 separation from GE, its former parent, we, along with Genworth, made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service ("IRS") completed an examination of GE's 2004 tax return, including these tax impacts. In 2010, we recognized $29.9 million of previously uncertain tax benefits related to the separation. Additionally, we recorded $29.7 million as a reduction to retained earnings and $14.0 million as additional paid-in capital related to the 2004 separation.

   The components of the net deferred income tax liability were as follows as of December 31:

      (AMOUNTS IN MILLIONS)                                2012     2011
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $  105.3 $  219.6
         Accrued expenses...............................     24.3     25.5
         Net operating loss carryforwards...............    226.2    566.1
         Other..........................................     62.8     68.7
                                                         -------- --------
             Total deferred income tax assets...........    418.6    879.9
                                                         -------- --------
      Liabilities:
         Insurance reserves.............................    645.9    823.5
         Net unrealized gains on investment securities..    208.4     59.6
         PVFP...........................................     87.7     97.1
         DAC............................................    748.3    725.1
                                                         -------- --------
             Total deferred income tax liabilities......  1,690.3  1,705.3
                                                         -------- --------
             Net deferred income tax liability.......... $1,271.7 $  825.4
                                                         ======== ========

   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Net operating loss carryforwards amounted to $646.3 million as of December 31, 2012, and if unused, will expire beginning in 2022.

   In 2012, we adjusted our deferred tax liability by $8.7 million which was offset by a decrease to additional paid-in capital related to an unsupported tax balance that arose prior to Genworth's IPO. GLICNY also adjusted their additional paid-in capital related to an unsupported tax balance that arose prior to Genworth's IPO which increased our investment in GLICNY and additional paid-in capital by $4.1 million.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

     (AMOUNTS IN MILLIONS)                          2012    2011    2010
     ---------------------                         ------  ------  ------
     Balance as of January 1...................... $112.5  $106.5  $107.9
     Tax positions related to the current period:
        Gross additions...........................    0.3     9.0     7.6
     Tax positions related to the prior years:
        Gross additions...........................     --     4.6    27.4
        Gross reductions..........................  (49.0)   (7.6)  (36.4)
     Settlements..................................  (53.8)     --      --
                                                   ------  ------  ------
     Balance as of December 31.................... $ 10.0  $112.5  $106.5
                                                   ======  ======  ======

   The total amount of unrecognized tax benefits was $10.0 million as of December 31, 2012, of which $1.7 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the year ended
December 31, 2012, we recognized a benefit of $2.4 million in interest and penalties. During the year ended December 31, 2011, we did not incur any interest or penalties. During the year ended 2010, we recorded benefits of approximately $3.2 million related to interest and penalties. We had no interest and penalties accrued as of December 31, 2012. We had approximately $2.4 million of interest and penalties accrued as of December 31, 2011.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. For tax years beginning in 2011, we were included in the life/non-life consolidated return filed by Genworth, our ultimate parent. With possible exceptions, we are no longer subject to U.S. federal tax examinations for years through 2006. Any exposure with respect to these pre-2006 years has been sufficiently recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The IRS has recently submitted a Revenue Agent Report ("RAR") with respect to the completion of its review of our U.S. income tax returns for the 2007 and 2008 tax years. The RAR includes disagreed issues which have been protested; based on certain developments with the IRS's Large Business & International division, we understand that the IRS examination team is in the process of conceding such disagreed issues and a revised RAR is forthcoming. We were included in a consolidated return with Genworth's former parent, GE, in 2004 before Genworth's IPO. The IRS completed its examination of these GE consolidated returns in 2010 and the appropriate adjustments under the Tax Matters Agreement and other tax sharing arrangements with GE were settled and finalized during the year ended December 31, 2012.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We believe it is reasonably possible that in 2013, as a result of our open audits and appeals, up to $0.4 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(12) SUPPLEMENTAL CASH FLOW INFORMATION

   Net cash received for taxes was $405.3 million, $82.5 million and $58.6 million for the years ended December 31, 2012, 2011 and 2010, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $96.4 million, $94.7 million and $93.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

   For a discussion of capital contributions paid to us and deemed capital contributions received, see notes 10 and 11, respectively.

   The following table details our non-cash transactions for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                   2012  2011 2010
---------------------                                                  -----  ---- ----
Supplemental schedule of non-cash investing and financing activities:
   Tax contingencies and other tax related items...................... $(0.4) $5.1 $4.5
                                                                       -----  ---- ----
   Total non-cash transactions........................................ $(0.4) $5.1 $4.5
                                                                       =====  ==== ====

(13) RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $157.7 million, $186.4 million and $223.8 million for the years ended December 31, 2012, 2011 and 2010, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $43.5 million, $53.1 million and $60.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $15.3 million, $17.7 million and $16.3 million to Genworth in 2012, 2011 and 2010, respectively, for investment-related services.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2012, 2011 and 2010, we incurred no interest expense under this agreement. For the years ended December 31, 2012, 2011 and 2010, we paid interest at the cost of funds to GNA, which was 0.3% for each year. GNA owed us $1.0 million and $0.4 million as of December 31, 2012 and 2011, respectively, which was included in other assets in the consolidated balance sheets. As of December 31, 2012, 2011 and 2010, there were no borrowings under this agreement.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

capital contribution and losses recorded in retained earnings as a deemed dividend. For the years ended December 31, 2012 and 2010, we recorded $7.3 million and $1.6 million, respectively, in additional paid-in capital related to gains associated with the sale of securities to affiliates. For the year ended December 31, 2011, we recorded $9.4 million in retained earnings related to losses from the sale of securities to affiliates.

   Newco is a real estate company which owns several buildings and land in Virginia. Newco was previously a direct wholly-owned subsidiary of GNA, an affiliate. In August 2012, we purchased Newco from GNA for $27.9 million in cash. The transfer was recorded at book value with a loss $13.5 million recorded in retained earnings as a deemed dividend. At the same time, GLAIC contributed a building with an estimated book value of $4.7 million to Newco. In 2012, Newco leased buildings to affiliates and we recognized $1.5 million in rental income related to these lease arrangements.

   For the year ended December 31, 2011, we recorded $17.6 million in additional paid-in-capital from a reinsurance gain related to the policies assumed from GLIC.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Restricted commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method. The fair value of short-term investments typically does not include significant unobservable inputs and approximate our amortized cost basis. As a result, short-term investments are classified as Level 2. Cost method limited partnerships typically include significant unobservable inputs as a result of being relatively illiquid with limited market activity for similar instruments and are classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Non-recourse funding obligations. We use an internal model to determine fair value using the current floating rate coupon and expected life/final maturity of the instrument discounted using the floating rate index and current market spread assumption, which is estimated based on recent transactions for these instruments or similar instruments as well as other market information or broker provided data. Given these instruments are private and very little market activity exists, our current market spread assumption is considered to have significant unobservable inputs in calculating fair value and, therefore, results in the fair value of these instruments being classified as Level 3.

   Borrowings related to securitization entities. Based on market quotes or comparable market transactions. These borrowings are not publicly traded and are classified as Level 3.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

   The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                               2012
                         -                            ------------------------------------------------------
                                                                                      FAIR VALUE
                         -                             NOTIONAL   CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                                   AMOUNT     AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                                 --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans.........................  $    /(1)/ $1,639.1 $1,763.1   $--   $   --  $1,763.1
   Restricted commercial mortgage loans/(2)/.........       /(1)/     64.5     74.6    --       --      74.6
   Other invested assets.............................       /(1)/     37.9     41.8    --      5.0      36.8
Liabilities:
   Non-recourse funding obligations/(3)/.............       /(1)/  2,254.2  1,593.3    --       --   1,593.3
   Borrowings related to securitization entity/(2)/..       /(1)/     64.6     64.6    --       --      64.6
   Investment contracts..............................       /(1)/  4,775.1  5,348.0    --    484.2   4,863.8
Other firm commitments:
   Commitments to fund limited partnerships..........   21.3            --       --    --       --        --

                                                                                 2011
                          -                             ------------------------------------------------------
                                                                                        FAIR VALUE
                          -                              NOTIONAL   CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                                     AMOUNT     AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                                   --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans...........................  $    /(1)/ $1,836.5 $1,940.0   $--   $   --  $1,940.0
   Restricted commercial mortgage loans/(2)/...........       /(1)/     86.1     98.3    --       --      98.3
   Other invested assets...............................       /(1)/     93.9     94.7    --     58.0      36.7
Liabilities:
   Non-recourse funding obligations/(3)/...............       /(1)/  3,531.0  2,353.0    --       --   2,353.0
   Borrowings related to securitization entity/(2)/....       /(1)/     88.0     88.0    --       --      88.0
   Investment contracts................................       /(1)/  5,115.2  5,526.9    --    832.0   4,694.9
Other firm commitments:
   Commitments to fund limited partnerships............   27.7            --       --    --       --        --

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 15 for additional information related to our consolidated securitization entity.
/(3)/See note 10 for additional information related to borrowings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, equity and trading securities

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services ("pricing services") as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We also evaluate changes in fair value that are greater than 10% each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium, which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. In certain instances, we utilize price caps

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized and whether external ratings are available for our private placement to determine whether the spreads utilized would be considered observable inputs. During the second quarter of 2012, we began classifying private securities without an external rating as Level 3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

   For broker quotes, we consider the valuation methodology utilized by the third party, but the valuation typically includes significant unobservable inputs. Accordingly, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables summarize the primary sources of data considered when determining fair value of each class of fixed maturity securities as of December 31:

                                                                                      2012
                                                                      ------------------------------------
(AMOUNTS IN MILLIONS)                                                   TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                                                 --------- ------- --------- --------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $ 1,215.6   $--   $ 1,215.6 $     --
                                                                      ---------   ---   --------- --------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................   1,215.6    --     1,215.6       --
                                                                      ---------   ---   --------- --------
Tax-exempt:
   Pricing services..................................................       1.7    --         1.7       --
                                                                      ---------   ---   --------- --------
       Total tax-exempt..............................................       1.7    --         1.7       --
                                                                      ---------   ---   --------- --------
Government--non-U.S.:
   Pricing services..................................................     198.1    --       198.1       --
                                                                      ---------   ---   --------- --------
       Total government--non-U.S.....................................     198.1    --       198.1       --
                                                                      ---------   ---   --------- --------
U.S. corporate:
   Pricing services..................................................   5,097.2    --     5,097.2       --
   Broker quotes.....................................................      62.7    --          --     62.7
   Internal models...................................................     943.5    --       150.7    792.8
                                                                      ---------   ---   --------- --------
       Total U.S. corporate..........................................   6,103.4    --     5,247.9    855.5
                                                                      ---------   ---   --------- --------
Corporate--non-U.S.:
   Pricing services..................................................   1,625.6    --     1,625.6       --
   Broker quotes.....................................................       4.5    --          --      4.5
   Internal models...................................................     596.1    --        32.9    563.2
                                                                      ---------   ---   --------- --------
       Total corporate--non-U.S......................................   2,226.2    --     1,658.5    567.7
                                                                      ---------   ---   --------- --------
Residential mortgage-backed:
   Pricing services..................................................   1,868.4    --     1,868.4       --
   Broker quotes.....................................................       6.4    --          --      6.4
   Internal models...................................................       0.9    --          --      0.9
                                                                      ---------   ---   --------- --------
       Total residential mortgage-backed.............................   1,875.7    --     1,868.4      7.3
                                                                      ---------   ---   --------- --------
Commercial mortgage-backed:
   Pricing services..................................................     903.0    --       903.0       --
   Broker quotes.....................................................      10.5    --          --     10.5
   Internal models...................................................       1.5    --          --      1.5
                                                                      ---------   ---   --------- --------
       Total commercial mortgage-backed..............................     915.0    --       903.0     12.0
                                                                      ---------   ---   --------- --------
Other asset-backed:
   Pricing services..................................................     864.6    --       864.6       --
   Broker quotes.....................................................     225.1    --          --    225.1
   Internal models...................................................       1.0    --         1.0       --
                                                                      ---------   ---   --------- --------
       Total other asset-backed......................................   1,090.7    --       865.6    225.1
                                                                      ---------   ---   --------- --------
       Total fixed maturity securities............................... $13,626.4   $--   $11,958.8 $1,667.6
                                                                      =========   ===   ========= ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                      2011
                               -                                      ------------------------------------
(AMOUNTS IN MILLIONS)                                                   TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                                                 --------- ------- --------- --------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $ 1,195.5   $--   $ 1,195.5 $     --
   Internal models...................................................       1.1    --          --      1.1
                                                                      ---------   ---   --------- --------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................   1,196.6    --     1,195.5      1.1
                                                                      ---------   ---   --------- --------
Government--non-U.S.:
   Pricing services..................................................     142.4    --       142.4       --
                                                                      ---------   ---   --------- --------
       Total government--non-U.S.....................................     142.4    --       142.4       --
                                                                      ---------   ---   --------- --------
U.S. corporate:
   Pricing services..................................................   5,548.4    --     5,548.4       --
   Broker quotes.....................................................     103.2    --          --    103.2
   Internal models...................................................     933.0    --       204.8    728.2
                                                                      ---------   ---   --------- --------
       Total U.S. corporate..........................................   6,584.6    --     5,753.2    831.4
                                                                      ---------   ---   --------- --------
Corporate--non-U.S.:
   Pricing services..................................................   1,363.5    --     1,363.5       --
   Broker quotes.....................................................       1.4    --          --      1.4
   Internal models...................................................     528.4    --       170.3    358.1
                                                                      ---------   ---   --------- --------
       Total corporate--non-U.S......................................   1,893.3    --     1,533.8    359.5
                                                                      ---------   ---   --------- --------
Residential mortgage-backed:
   Pricing services..................................................   1,836.0    --     1,836.0       --
   Broker quotes.....................................................      10.1    --          --     10.1
   Internal models...................................................       1.2    --          --      1.2
                                                                      ---------   ---   --------- --------
       Total residential mortgage-backed.............................   1,847.3    --     1,836.0     11.3
                                                                      ---------   ---   --------- --------
Commercial mortgage-backed:
   Pricing services..................................................     755.9    --       755.9       --
   Broker quotes.....................................................      10.4    --          --     10.4
   Internal models...................................................       5.2    --          --      5.2
                                                                      ---------   ---   --------- --------
       Total commercial mortgage-backed..............................     771.5    --       755.9     15.6
                                                                      ---------   ---   --------- --------
Other asset-backed:
   Pricing services..................................................   1,286.3    --     1,286.3       --
   Broker quotes.....................................................     118.5    --          --    118.5
   Internal models...................................................       2.9    --         2.9       --
                                                                      ---------   ---   --------- --------
       Total other asset-backed......................................   1,407.7    --     1,289.2    118.5
                                                                      ---------   ---   --------- --------
       Total fixed maturity securities............................... $13,843.4   $--   $12,506.0 $1,337.4
                                                                      =========   ===   ========= ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables summarize the primary sources of data considered when determining fair value of equity securities as of December 31:

                                                     2012
                                         -----------------------------
          (AMOUNTS IN MILLIONS)          TOTAL LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------          ----- ------- ------- -------
          Pricing services.............. $25.5  $24.5   $1.0    $  --
          Broker quotes.................   3.5     --     --      3.5
          Internal models...............  35.1     --     --     35.1
                                         -----  -----   ----    -----
             Total equity securities.... $64.1  $24.5   $1.0    $38.6
                                         =====  =====   ====    =====

                                                     2011
                                         -----------------------------
          (AMOUNTS IN MILLIONS)          TOTAL LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------          ----- ------- ------- -------
          Pricing services.............. $19.3  $18.3   $1.0    $  --
          Broker quotes.................   3.1     --     --      3.1
          Internal models...............  36.7     --     --     36.7
                                         -----  -----   ----    -----
             Total equity securities.... $59.1  $18.3   $1.0    $39.8
                                         =====  =====   ====    =====

   The following tables summarize the primary sources of data considered when determining fair value of trading securities as of December 31:

                                                     2012
                                        ------------------------------
         (AMOUNTS IN MILLIONS)          TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
         ---------------------          ------ ------- ------- -------
         Pricing services.............. $390.4   $--   $390.4   $  --
         Broker quotes.................   13.4    --       --    13.4
                                        ------   ---   ------   -----
            Total trading securities... $403.8   $--   $390.4   $13.4
                                        ======   ===   ======   =====

                                                     2011
                                        ------------------------------
         (AMOUNTS IN MILLIONS)          TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
         ---------------------          ------ ------- ------- -------
         Pricing services.............. $422.2   $--   $422.2   $  --
         Broker quotes.................   32.4    --       --    32.4
                                        ------   ---   ------   -----
            Total trading securities... $454.6   $--   $422.2   $32.4
                                        ======   ===   ======   =====

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Derivatives

   We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we do not record any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates. The interest rate volatility input used to value these options would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3. These options to terminate the swap by the counterparty are based on forward interest rate swap curves and volatility. As interest rate volatility increases, our valuation of the derivative changes unfavorably.

   Credit default swaps. We have both single name credit default swaps and index tranche credit default swaps. For single name credit default swaps, we utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2. For index tranche credit default swaps, we utilize an income approach that utilizes current market information related to credit spreads and expected defaults and losses associated with the reference entities that comprise the respective index associated with each derivative. There are significant unobservable inputs associated with the timing and amount of losses from the reference entities as well as the timing or amount of losses, if any, that will be absorbed by our tranche. Accordingly, the index tranche credit default swaps are classified as Level 3. As credit spreads widen for the underlying issuers comprising the index, the change in our valuation of these credit default swaps will be unfavorable.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of December 31, 2012 and 2011, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $77.8 million and $95.0 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

   We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

   Fixed index annuity embedded derivatives

   We offer fixed indexed annuity products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate nonperformance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                             2012
                                                             -------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                        --------- -------- --------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $ 1,215.6 $     -- $ 1,215.6 $     --
          Tax-exempt........................................       1.7       --       1.7       --
          Government--non-U.S...............................     198.1       --     198.1       --
          U.S. corporate....................................   6,103.4       --   5,247.9    855.5
          Corporate--non-U.S................................   2,226.2       --   1,658.5    567.7
          Residential mortgage-backed.......................   1,875.7       --   1,868.4      7.3
          Commercial mortgage-backed........................     915.0       --     903.0     12.0
          Other asset-backed................................   1,090.7       --     865.6    225.1
                                                             --------- -------- --------- --------
          Total fixed maturity securities...................  13,626.4       --  11,958.8  1,667.6
                                                             --------- -------- --------- --------
       Equity securities....................................      64.1     24.5       1.0     38.6
                                                             --------- -------- --------- --------
       Other invested assets:
          Trading securities................................     403.8       --     390.4     13.4
          Derivative assets:
              Interest rate swaps...........................       8.6       --       7.0      1.6
              Credit default swaps..........................       0.2       --       0.2       --
              Equity index options..........................      18.2       --        --     18.2
              Limited guarantee.............................       0.5       --        --      0.5
                                                             --------- -------- --------- --------
              Total derivative assets.......................      27.5       --       7.2     20.3
                                                             --------- -------- --------- --------
          Securities lending collateral.....................      48.2       --      48.2       --
                                                             --------- -------- --------- --------
          Total other invested assets.......................     479.5       --     445.8     33.7
                                                             --------- -------- --------- --------
   Other assets/(1)/........................................      35.6       --      35.6       --
   Reinsurance recoverable/(2)/.............................       8.4       --        --      8.4
   Separate account assets..................................   9,060.4  9,060.4        --       --
                                                             --------- -------- --------- --------
              Total assets.................................. $23,274.4 $9,084.9 $12,441.2 $1,748.3
                                                             ========= ======== ========= ========
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(3)/....................... $   307.2 $     -- $      -- $  307.2
       Fixed index annuity embedded derivatives.............      21.7       --        --     21.7
                                                             --------- -------- --------- --------
       Total policyholder account balances..................     328.9       --        --    328.9
                                                             --------- -------- --------- --------
   Derivative liabilities:
       Interest rate swaps..................................       5.2       --       5.2       --
       Equity return swaps..................................       7.8       --       7.8       --
                                                             --------- -------- --------- --------
       Total derivative liabilities.........................      13.0       --      13.0       --
                                                             --------- -------- --------- --------
          Total liabilities................................. $   341.9 $     -- $    13.0 $  328.9
                                                             ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                             2011
                         -                                   -------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                        --------- -------- --------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $ 1,196.6 $     -- $ 1,195.5 $    1.1
          Government--non-U.S...............................     142.4       --     142.4       --
          U.S. corporate....................................   6,584.6       --   5,753.2    831.4
          Corporate--non-U.S................................   1,893.3       --   1,533.8    359.5
          Residential mortgage-backed.......................   1,847.3       --   1,836.0     11.3
          Commercial mortgage-backed........................     771.5       --     755.9     15.6
          Other asset-backed................................   1,407.7       --   1,289.2    118.5
                                                             --------- -------- --------- --------
          Total fixed maturity securities...................  13,843.4       --  12,506.0  1,337.4
                                                             --------- -------- --------- --------
       Equity securities....................................      59.1     18.3       1.0     39.8
                                                             --------- -------- --------- --------
       Other invested assets:
          Trading securities................................     454.6       --     422.2     32.4
          Derivative assets:
              Interest rate swaps...........................      30.5       --      25.2      5.3
              Credit default swaps..........................       0.4       --       0.4       --
              Equity index options..........................      22.6       --        --     22.6
              Equity return swaps...........................       6.6       --       6.6       --
              Limited guarantee.............................       5.9       --        --      5.9
                                                             --------- -------- --------- --------
              Total derivative assets.......................      66.0       --      32.2     33.8
                                                             --------- -------- --------- --------
          Securities lending collateral.....................      41.3       --      41.3       --
          Derivatives counterparty collateral...............       9.9       --       9.9       --
                                                             --------- -------- --------- --------
          Total other invested assets.......................     571.8       --     505.6     66.2
                                                             --------- -------- --------- --------
       Other assets/(1)/....................................      17.8       --      17.8       --
       Reinsurance recoverable/(2)/.........................      13.9       --        --     13.9
       Separate account assets..............................   9,231.7  9,231.7        --       --
                                                             --------- -------- --------- --------
          Total assets...................................... $23,737.7 $9,250.0 $13,030.4 $1,457.3
                                                             ========= ======== ========= ========
Liabilities
   Policyholder account balances/(3)/....................... $   433.6 $     -- $      -- $  433.6
   Derivative liabilities:
       Interest rate swaps..................................       8.8       --       8.8       --
       Credit default swaps.................................       0.1       --       0.1       --
       Equity return swaps..................................       2.8       --       2.8       --
       Total derivative liabilities.........................      11.7       --      11.7       --
                                                             --------- -------- --------- --------
          Total liabilities................................. $   445.3 $     -- $    11.7 $  433.6
                                                             ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

   Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                BEGINNING        (LOSSES)
                                 BALANCE   --------------------
                                  AS OF    INCLUDED IN                                                  TRANSFER TRANSFER
                                JANUARY 1, NET INCOME  INCLUDED                                           INTO    OUT OF
(AMOUNTS IN MILLIONS)              2012      (LOSS)     IN OCI  PURCHASES  SALES  ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------           ---------- ----------- -------- --------- ------  --------- ----------- -------- --------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......  $    1.1    $   --     $  --    $   --   $   --    $ --      $    --    $   --  $  (1.1)
   U.S. corporate/(1)/.........     831.4       2.9      27.5      56.5    (19.3)     --        (48.1)    160.6   (156.0)
   Corporate--non-U.S./(1)/....     359.5       1.8      27.2      74.7       --      --        (27.5)    132.0       --
   Residential mortgage-
    backed.....................      11.3      (6.3)      8.6        --       --      --         (6.4)      0.1       --
   Commercial mortgage-
    backed.....................      15.6      (1.3)      1.8        --       --      --         (0.1)       --     (4.0)
   Other asset-backed..........     118.5       0.4      13.2     136.6    (11.8)     --        (36.3)      4.5       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
   Total fixed maturity
    securities.................   1,337.4      (2.5)     78.3     267.8    (31.1)     --       (118.4)    297.2   (161.1)
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
Equity securities..............      39.8        --       0.3       3.8     (5.3)     --           --        --       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
Other invested assets:
   Trading securities..........      32.4       1.9        --        --     (2.9)     --         (3.3)       --    (14.7)
   Derivative assets:
      Interest rate swaps......       5.3       0.7        --        --       --      --         (4.4)       --       --
      Equity index options.....      22.6     (42.4)       --      48.0       --      --        (10.0)       --       --
      Limited guarantee........       5.9      (5.4)       --        --       --      --           --        --       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
      Total derivative
       assets..................      33.8     (47.1)       --      48.0       --      --        (14.4)       --       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
   Total other invested
    assets.....................      66.2     (45.2)       --      48.0     (2.9)     --        (17.7)       --    (14.7)
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
Reinsurance recoverable/(2)/...      13.9      (7.9)       --        --       --     2.4           --        --       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
Total Level 3 assets...........  $1,457.3    $(55.6)    $78.6    $319.6   $(39.3)   $2.4      $(136.1)   $297.2  $(175.8)
                                 ========    ======     =====    ======   ======    ====      =======    ======  =======

                                             TOTAL GAINS
                                               (LOSSES)
                                             INCLUDED IN
                                   ENDING     NET INCOME
                                  BALANCE       (LOSS)
                                   AS OF     ATTRIBUTABLE
                                DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2012      STILL HELD
---------------------           ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $     --      $   --
   U.S. corporate/(1)/.........      855.5        (0.3)
   Corporate--non-U.S./(1)/....      567.7         0.1
   Residential mortgage-
    backed.....................        7.3        (6.3)
   Commercial mortgage-
    backed.....................       12.0        (1.3)
   Other asset-backed..........      225.1         0.4
                                  --------      ------
   Total fixed maturity
    securities.................    1,667.6        (7.4)
                                  --------      ------
Equity securities..............       38.6          --
                                  --------      ------
Other invested assets:
   Trading securities..........       13.4         2.2
   Derivative assets:
      Interest rate swaps......        1.6         0.7
      Equity index options.....       18.2       (39.4)
      Limited guarantee........        0.5        (5.4)
                                  --------      ------
      Total derivative
       assets..................       20.3       (44.1)
                                  --------      ------
   Total other invested
    assets.....................       33.7       (41.9)
                                  --------      ------
Reinsurance recoverable/(2)/...        8.4        (7.9)
                                  --------      ------
Total Level 3 assets...........   $1,748.3      $(57.2)
                                  ========      ======

--------
/(1)/The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out. During 2012, we began classifying private securities without an external rating as Level 3, which resulted in a significant number of securities being transferred into Level 3.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                BEGINNING        (LOSSES)
                                 BALANCE   -------------------
                                  AS OF    INCLUDED IN                                                   TRANSFER TRANSFER
                                JANUARY 1, NET INCOME  INCLUDED                                            INTO    OUT OF
(AMOUNTS IN MILLIONS)              2011      (LOSS)     IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------           ---------- ----------- -------- --------- -------  --------- ----------- -------- --------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $  1.1     $   --     $ 0.1    $   --   $    --    $ --      $  (0.1)   $   --   $  --
   U.S. corporate/(1)/.........    306.7       (8.6)     22.5      75.3     (17.0)     --        (30.5)    489.2    (6.2)
   Corporate--non-U.S./(1)/....    102.8      (11.0)     (7.4)     70.2     (53.0)     --        (21.4)    279.3      --
   Residential mortgage-
    backed.....................     40.3       (0.7)     (3.8)       --     (14.3)     --        (10.2)       --      --
   Commercial mortgage-
    backed.....................     19.9       (2.4)      1.4        --        --      --         (3.3)       --      --
   Other asset-backed..........    134.3         --       1.0       5.0      (7.5)     --        (14.3)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total fixed maturity
    securities.................    605.1      (22.7)     13.8     150.5     (91.8)     --        (79.8)    768.5    (6.2)
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Equity securities..............     50.4        1.3       0.3        --      (9.9)     --         (2.3)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Other invested assets:
   Trading securities..........     40.5        0.4        --        --        --      --         (8.5)       --      --
Derivative assets:
   Interest rate swaps.........      4.6         --        --       0.7        --      --           --        --      --
   Equity index options........     30.9        1.3        --      26.3        --      --        (35.9)       --      --
   Limited guarantee...........     23.0      (17.1)       --        --        --      --           --        --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total derivative
    assets.....................     58.5      (15.8)       --      27.0        --      --        (35.9)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total other invested
    assets.....................     99.0      (15.4)       --      27.0        --      --        (44.4)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Reinsurance
 recoverable/(2)/..............     (4.1)      15.6        --        --        --     2.4           --        --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Total Level 3 assets...........   $750.4     $(21.2)    $14.1    $177.5   $(101.7)   $2.4      $(126.5)   $768.5   $(6.2)
                                  ======     ======     =====    ======   =======    ====      =======    ======   =====

                                             TOTAL GAINS
                                               (LOSSES)
                                             INCLUDED IN
                                   ENDING     NET INCOME
                                  BALANCE       (LOSS)
                                   AS OF     ATTRIBUTABLE
                                DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2011      STILL HELD
---------------------           ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $    1.1      $   --
   U.S. corporate/(1)/.........      831.4        (8.6)
   Corporate--non-U.S./(1)/....      359.5         0.8
   Residential mortgage-
    backed.....................       11.3          --
   Commercial mortgage-
    backed.....................       15.6        (2.4)
   Other asset-backed..........      118.5          --
                                  --------      ------
   Total fixed maturity
    securities.................    1,337.4       (10.2)
                                  --------      ------
Equity securities..............       39.8          --
                                  --------      ------
Other invested assets:
   Trading securities..........       32.4         0.4
Derivative assets:
   Interest rate swaps.........        5.3          --
   Equity index options........       22.6         1.3
   Limited guarantee...........        5.9       (17.1)
                                  --------      ------
   Total derivative
    assets.....................       33.8       (15.8)
                                  --------      ------
   Total other invested
    assets.....................       66.2       (15.4)
                                  --------      ------
Reinsurance
 recoverable/(2)/..............       13.9        15.6
                                  --------      ------
Total Level 3 assets...........   $1,457.3      $(10.0)
                                  ========      ======

--------
/(1)/The majority of the transfers into Level 3 during 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                   TOTAL REALIZED AND                                               TOTAL GAINS
                                                   UNREALIZED GAINS                                                   (LOSSES)
                                                       (LOSSES)        PURCHASES,                                   INCLUDED IN
                                        BEGINNING  ----------------      SALES,                           ENDING     NET INCOME
                                         BALANCE   INCLUDED            ISSUANCES,                        BALANCE       (LOSS)
                                          AS OF     IN NET                AND      TRANSFER  TRANSFER     AS OF     ATTRIBUTABLE
                                        JANUARY 1,  INCOME   INCLUDED SETTLEMENTS,   INTO     OUT OF   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                      2010     (LOSS)    IN OCI      NET      LEVEL 3   LEVEL 3       2010      STILL HELD
---------------------                   ---------- --------  -------- ------------ -------- ---------  ------------ ------------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored
     enterprises.......................  $   10.2   $   --    $  --     $    --     $   --  $    (9.1)    $  1.1       $   --
    U.S. corporate/(1)/................     309.1      1.2      4.1        20.4      137.5     (165.6)     306.7          1.2
    Corporate--non-U.S./(1)/...........     188.6     (0.7)     2.7       (32.2)      59.4     (115.0)     102.8         (6.2)
    Residential mortgage-backed/(2)/...     649.6       --      2.0         2.2        4.4     (617.9)      40.3           --
    Commercial mortgage-backed/(2)/....     775.9     (7.4)    27.3       (82.8)     118.3     (811.4)      19.9         (0.1)
    Other asset-backed/(2)/............     816.6      5.0      9.7      (386.0)      64.2     (375.2)     134.3           --
                                         --------   ------    -----     -------     ------  ---------     ------       ------
    Total fixed maturity securities....   2,750.0     (1.9)    45.8      (478.4)     383.8   (2,094.2)     605.1         (5.1)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
Equity securities......................       5.1       --     (1.2)       (5.6)      52.1         --       50.4           --
                                         --------   ------    -----     -------     ------  ---------     ------       ------
Other invested assets:
    Trading securities.................      21.5     (3.1)      --       (25.8)     135.0      (87.1)      40.5         (3.2)
    Restricted other invested assets...      26.5       --       --       (26.5)        --         --         --           --
    Derivative assets:
       Interest rate swaps.............       2.4      2.2       --          --         --         --        4.6          2.2
       Equity index options............      32.2    (66.4)      --        65.1         --         --       30.9        (66.4)
       Limited guarantee...............      29.9     (6.9)      --          --         --         --       23.0         (6.9)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
    Total derivative assets............      64.5    (71.1)      --        65.1         --         --       58.5        (71.1)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
    Total other invested assets........     112.5    (74.2)      --        12.8      135.0      (87.1)      99.0        (74.3)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
Reinsurance recoverable/(3)/...........      (3.7)    (2.6)      --         2.2         --         --       (4.1)        (2.6)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
Total Level 3 assets...................  $2,863.9   $(78.7)   $44.6     $(469.0)    $570.9  $(2,181.3)    $750.4       $(82.0)
                                         ========   ======    =====     =======     ======  =========     ======       ======

--------
/(1)/The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2.
/(3)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the gains and losses included in net income
(loss) from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                   2012    2011    2010
---------------------                                                                  ------  ------  ------
Total realized and unrealized gains (losses) included in net income (loss):
   Net investment income.............................................................. $  5.4  $  1.0  $ 17.2
   Net investment gains (losses)......................................................  (61.0)  (22.2)  (95.9)
                                                                                       ------  ------  ------
       Total.......................................................................... $(55.6) $(21.2) $(78.7)
                                                                                       ======  ======  ======
Total gains (losses) included in net income (loss) attributable to assets still held:
   Net investment income.............................................................. $  1.1  $  1.5  $  1.2
   Net investment gains (losses)......................................................  (58.3)  (11.5)  (83.2)
                                                                                       ------  ------  ------
       Total.......................................................................... $(57.2) $(10.0) $(82.0)
                                                                                       ======  ======  ======

   The amount presented for unrealized gains (losses) included in net income
(loss) for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                             TOTAL REALIZED AND
                                             UNREALIZED (GAINS)
                                 BEGINNING         LOSSES
                                  BALANCE   ---------------------
                                   AS OF    INCLUDED IN                                                 TRANSFER TRANSFER
                                 JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)               2012        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------            ---------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account balances:
   GMWB embedded
    derivatives/(1)/............   $433.6     $(158.4)     $--       $--     $--    $32.0       $--       $--      $--
   Fixed index annuity
    embedded derivatives........       --         0.1       --        --      --     21.6        --        --       --
                                   ------     -------      ---       ---     ---    -----       ---       ---      ---
   Total policyholder account
    balances....................    433.6      (158.3)      --        --      --     53.6        --        --       --
                                   ------     -------      ---       ---     ---    -----       ---       ---      ---
Total Level 3 liabilities.......   $433.6     $(158.3)     $--       $--     $--    $53.6       $--       $--      $--
                                   ======     =======      ===       ===     ===    =====       ===       ===      ===

                                              TOTAL (GAINS)
                                                  LOSSES
                                               INCLUDED IN
                                    ENDING     NET (INCOME)
                                   BALANCE         LOSS
                                    AS OF      ATTRIBUTABLE
                                 DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)                2012       STILL HELD
---------------------            ------------ --------------
Policyholder account balances:
   GMWB embedded
    derivatives/(1)/............    $307.2       $(155.0)
   Fixed index annuity
    embedded derivatives........      21.7           0.1
                                    ------       -------
   Total policyholder account
    balances....................     328.9        (154.9)
                                    ------       -------
Total Level 3 liabilities.......    $328.9       $(154.9)
                                    ======       =======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                     TOTAL REALIZED AND
                                     UNREALIZED (GAINS)
                         BEGINNING         LOSSES                                                                    ENDING
                          BALANCE   ---------------------                                                           BALANCE
                           AS OF    INCLUDED IN                                                 TRANSFER TRANSFER    AS OF
                         JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF  DECEMBER 31,
(AMOUNTS IN MILLIONS)       2011        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3      2011
---------------------    ---------- ------------ -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances/(1)/..........   $107.8      $292.7      $--       $--     $--    $33.1      $  --      $--      $--       $433.6
Derivative liabilities:
    Equity index
     options............      2.6          --       --        --      --       --       (2.6)      --       --           --
                           ------      ------      ---       ---     ---    -----      -----      ---      ---       ------
    Total derivative
     liabilities........      2.6          --       --        --      --       --       (2.6)      --       --           --
                           ------      ------      ---       ---     ---    -----      -----      ---      ---       ------
Total Level 3
 liabilities............   $110.4      $292.7      $--       $--     $--    $33.1      $(2.6)     $--      $--       $433.6
                           ======      ======      ===       ===     ===    =====      =====      ===      ===       ======

                         TOTAL (GAINS)
                             LOSSES
                          INCLUDED IN
                          NET (INCOME)
                              LOSS
                          ATTRIBUTABLE
                         TO LIABILITIES
(AMOUNTS IN MILLIONS)      STILL HELD
---------------------    --------------
Policyholder account
 balances/(1)/..........     $297.2
Derivative liabilities:
    Equity index
     options............         --
                             ------
    Total derivative
     liabilities........         --
                             ------
Total Level 3
 liabilities............     $297.2
                             ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                                                                                         TOTAL (GAINS)
                                        TOTAL REALIZED AND                                                   LOSSES
                                        UNREALIZED (GAINS)    PURCHASES,                                  INCLUDED IN
                            BEGINNING         LOSSES            SALES,                         ENDING     NET (INCOME)
                             BALANCE   ---------------------  ISSUANCES                       BALANCE         LOSS
                              AS OF    INCLUDED IN               AND      TRANSFER TRANSFER    AS OF      ATTRIBUTABLE
                            JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,   INTO    OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)          2010        LOSS      IN OCI      NET      LEVEL 3  LEVEL 3      2010       STILL HELD
---------------------       ---------- ------------ -------- ------------ -------- -------- ------------ --------------
Policyholder account
  balances/(1)/............   $156.6      $(80.4)     $--       $31.6       $--      $--       $107.8        $(77.7)
Derivative liabilities:
   Interest rate swaps.....      0.9        (0.9)      --          --        --       --           --          (0.9)
   Equity index
     options...............      2.4         2.7       --        (2.5)       --       --          2.6           2.7
                              ------      ------      ---       -----       ---      ---       ------        ------
   Total derivative
     liabilities...........      3.3         1.8       --        (2.5)       --       --          2.6           1.8
                              ------      ------      ---       -----       ---      ---       ------        ------
Total Level 3 liabilities..   $159.9      $(78.6)     $--       $29.1       $--      $--       $110.4        $(75.9)
                              ======      ======      ===       =====       ===      ===       ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the gains and losses included in net (income) loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                         2012    2011   2010
---------------------                                                                       -------  ------ ------
Total realized and unrealized (gains) losses included in net (income) loss:
   Net investment income................................................................... $    --  $   -- $   --
   Net investment (gains) losses...........................................................  (158.3)  292.7  (78.6)
                                                                                            -------  ------ ------
       Total............................................................................... $(158.3) $292.7 $(78.6)
                                                                                            =======  ====== ======
Total (gains) losses included in net (income) loss attributable to liabilities still held:
   Net investment income................................................................... $    --  $   -- $   --
   Net investment (gains) losses...........................................................  (154.9)  297.2  (75.9)
                                                                                            -------  ------ ------
       Total............................................................................... $(154.9) $297.2 $(75.9)
                                                                                            =======  ====== ======

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances and settlements presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Certain classes of instruments classified as Level 3 are excluded below as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value. The following table presents a summary of the significant unobservable inputs used for certain fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2012:

                                        VALUATION                                                RANGE
(AMOUNTS IN MILLIONS)                   TECHNIQUE     FAIR VALUE  UNOBSERVABLE INPUT      (WEIGHTED-AVERAGE)
---------------------                ---------------- ---------- ---------------------- ------------------------
Assets
   Fixed maturity securities:
       U.S. corporate............... Matrix pricing     $788.8      Credit spreads      76bps - 552bps (194bps)
       Corporate--non-U.S........... Matrix pricing      563.2      Credit spreads      82bps - 354bps (189bps)
   Derivative assets:
                                       Discounted                    Interest rate
       Interest rate swaps..........   cash flows          1.6        volatility            25% - 28%(26%)
                                       Discounted                    Equity index
       Equity index option..........   cash flows         18.2        volatility            24% - 27%(25%)
Liabilities
   Policyholder account balances:
                                                                      Withdrawal
                                                                   utilization rate            --% - 98%
                                                                      Lapse rate               --% - 25%
                                                                    Non-performance
                                                                 risk (credit spreads)   50bps - 90bps (80bps)
       GMWB embedded                 Stochastic cash                 Equity index
         derivatives /(1)/..........   flow model        307.2        volatility            18% - 25%(22%)
       Fixed index annuity            Option budget                 Expected future
         embedded derivatives.......     method           21.7     interest credited          1% - 4%(1%)

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

(15) VARIABLE INTEREST AND SECURITIZATION ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE. Our primary involvement related to VIEs includes asset securitization transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (a) Asset Securitizations

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   The following table summarizes the total securitized assets as of December 31:

(AMOUNTS IN MILLIONS)                                                 2012   2011
---------------------                                                ------ ------
Receivables secured by:
   Other assets..................................................... $ 55.6 $ 60.4
                                                                     ------ ------
       Total securitized assets not required to be consolidated.....   55.6   60.4
                                                                     ------ ------
       Total securitized assets required to be consolidated.........   64.5   87.5
                                                                     ------ ------
       Total securitized assets..................................... $120.1 $147.9
                                                                     ====== ======

   Financial support for certain securitization entities was provided under credit support agreements that remain in place throughout the life of the related entities. During 2010, one of the securitization entities that was covered under a credit support agreement was terminated upon final payments made by the structure. Therefore, as of December 31, 2012 and 2011, Genworth provided limited recourse for a maximum of $38.7 million of credit losses related to the commercial mortgage loan entity that was required to be consolidated with assets of $65.0 million and $90.6 million, respectively, as of December 31, 2012 and 2011. There were no amounts recorded for these limited recourse liabilities as of December 31, 2012 and 2011. In 2012, we paid $1.5 million associated with these arrangements. No amounts were paid in 2011.

   (b) Securitization Entities Not Required To Be Consolidated

   We are involved in certain securitization entities where we are not required to consolidate the securitization entity.

   Asset securitizations. We transferred assets to securitization entities that would be considered VIEs but we were not required to consolidate the securitization entities. These securitization entities were designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. We evaluated our involvement in the entities' design and our decision making ability regarding the assets held by the securitization entity and determined we would generally not be the party with power to direct the activities that significantly impact the economic performance of the entity.

   Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets were adequate to compensate an independent servicer for its servicing responsibilities.

   There has been no new asset securitization activity in 2012 or 2011.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (c) Securitization Entity Required To Be Consolidated

   As a result of adopting new accounting guidance for VIE consolidation on January 1, 2010, we were required to consolidate one asset securitization entity. Our involvement with this securitization entity is described in more detail below. Prior to being required to consolidate this entity, our interest in this entity was recorded in our consolidated financial statements as available-for-sale fixed maturity securities.

   Asset securitizations. We were required to consolidate one securitization entity as a result of our involvement in the entity's design and having certain decision making ability regarding the assets held by the securitization entity. The securitization entity was designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The securitization entity that was required to be consolidated is backed by commercial mortgage loans.

   Our economic interest in this commercial mortgage loan securitization entity represents the excess interest received on the loans compared to the interest paid on the entity's debt obligation, which is held by a third-party. We own the majority of the rights to receive the excess interest with another Genworth subsidiary owning the remaining portion. Additionally, Genworth provides limited recourse for credit losses up to a maximum of $38.7 million. We also act as the servicer for the underlying mortgage loans and have the ability to direct certain activities in accordance with the agreements related to the securitization entity.

   The following table shows the assets and liabilities that were recorded for the consolidated securitization entity as of December 31:

          (AMOUNTS IN MILLIONS)                            2012  2011
          ---------------------                            ----- -----
          Assets
             Investments:
                 Restricted commercial mortgage loans..... $64.5 $86.1
                 Restricted other invested assets.........    --   1.4
                                                           ----- -----
                    Total investments.....................  64.5  87.5
             Cash and cash equivalents....................   0.1   2.5
             Accrued investment income....................   0.4   0.6
                                                           ----- -----
                 Total assets............................. $65.0 $90.6
                                                           ===== =====
          Liabilities
             Other liabilities............................ $ 0.3 $ 2.8
             Deferred tax liability.......................   2.7   1.8
             Borrowings related to securitization entity..  64.6  88.0
                                                           ----- -----
                 Total liabilities........................ $67.6 $92.6
                                                           ===== =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table shows the activity presented in our consolidated statement of income related to the consolidated securitization entity for the years ended December 31:

           (AMOUNTS IN MILLIONS)                  2012  2011   2010
           ---------------------                 -----  ----- -----
           Revenues:
           Net investment income................ $ 7.3  $10.4 $10.1
           Net investment gains (losses)........  (1.1)   0.2  (0.3)
           Other income.........................   1.5     --    --
                                                 -----  ----- -----
              Total revenues....................   7.7   10.6   9.8
                                                 -----  ----- -----
           Expenses:
           Interest expense.....................   4.7    6.2   7.5
           Acquisition and operating expenses...   0.6    0.6   0.9
                                                 -----  ----- -----
              Total expenses....................   5.3    6.8   8.4
                                                 -----  ----- -----
           Income before income taxes...........   2.4    3.8   1.4
           Provision for income taxes...........   0.9    1.3   0.5
                                                 -----  ----- -----
           Net income........................... $ 1.5  $ 2.5 $ 0.9
                                                 =====  ===== =====

   The assets and other instruments held by the securitization entity are restricted and can only be used to fulfill the obligations of the securitization entity.

   (d) Borrowings Related To Consolidated Securitization Entity

   Our consolidated securitization entity has a 6.0175% senior note maturing in 2023 with an aggregate principal amount and carrying value of $64.6 million and $88.0 million as of December 31, 2012 and 2011, respectively. This borrowing is required to be paid down as principal is collected on the restricted investments held by the securitization entity and accordingly the repayment of this borrowing follows the maturity or prepayment, as permitted, of the restricted investments.

(16) RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2012, we are able to distribute $483.3 million in dividends in 2013 without obtaining regulatory approval. Based on statutory results as of December 31, 2012, we estimate our insurance subsidiaries could pay dividends of approximately $78.4 million to us in 2013 without obtaining regulatory approval. However, we do not expect our insurance subsidiaries to pay dividends to us in 2013 at this level as they retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries paid dividends of $98.6 million and $11.8 million during 2012 and 2011, respectively (none of which were deemed "extraordinary"). Our life insurance subsidiaries paid dividends of $46.8 million ($20.0 million of which were deemed "extraordinary") during 2010. The dividends in 2010 included $10.0 million in cash and $36.8 million of securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   In 2012, we declared and paid a cash dividend of $100.0 million to GLIC. There were no common stock dividends declared in 2011. In 2010, we declared a non-cash deemed dividend of $29.7 million in connection with the previously uncertain tax benefits related to separation from our former parent that we recognized during the year.

(17) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income (loss) and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our U.S. domiciled insurance subsidiaries have no material permitted accounting practices, except for River Lake VI, River Lake VII, River Lake VIII and River Lake IX (the "SPFCs"). The permitted practices of the SPFCs were an essential element of their design and were expressly included in their plans of operation and in the licensing orders issued by their domiciliary state regulators. Accordingly, we believe that the permitted practices will remain in effect for so long as we maintain the SPFCs. The permitted practices were as follows:

  . River Lake IX was granted a permitted accounting practice from the state of Vermont to carry its excess of loss reinsurance agreement with Brookfield Life and Annuity Insurance Company as an admitted asset.

  . River Lake VII and River Lake VIII were each granted a permitted accounting practice from the state of Vermont to carry their reserves on a basis similar to U.S. GAAP.

  . River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in its statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves.

   The impact of these permitted practices on our combined U.S. domiciled life insurance subsidiaries' statutory capital and surplus was $589.5 million and $611.7 million as of December 31, 2012 and 2011, respectively. If they had not used a permitted practice, no regulatory event would have been triggered.

   The tables below include our combined statutory net income (loss) and statutory capital and surplus:

                                                                    YEARS ENDED DECEMBER 31,
                                                                   -------------------------
(AMOUNTS IN MILLIONS)                                                2012     2011     2010
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $ 357.0  $ (86.4) $  57.8
Captive life insurance subsidiaries...............................  (478.1)  (145.9)  (131.9)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $(121.1) $(232.3) $ (74.1)
                                                                   =======  =======  =======

                                                         AS OF DECEMBER 31,
                                                         -----------------
      (AMOUNTS IN MILLIONS)                                2012      2011
      ---------------------                              --------  --------
      Combined statutory capital and surplus, excluding
        captive life insurance subsidiaries............. $2,289.3  $1,878.6

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Statutory net income (loss) from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,203.7 million and $1,517.7 million as of December 31, 2012 and 2011, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake VI, River Lake VII, River Lake VIII and River lake IX, include surplus notes (non-recourse funding obligations) as further described in note 10.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2012 and 2011, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels. The consolidated RBC ratio of our U.S. domiciled life insurance subsidiaries was approximately 613% and 529% of the company action level as of December 31, 2012 and 2011, respectively.

   In 2011, the NAIC formed a Joint Working Group to review the statutory reserve requirements of the Valuation of Life Insurance Policies Regulation (more commonly known as "Regulation AXXX"), also known as Actuarial Guideline 38 ("AG 38"), impacting certain universal life insurance policies with secondary guarantees. In March 2012, the NAIC adopted a framework to address these reserving issues, and subsequently retained an actuarial consultant to help resolve the framework's proposal for addressing in-force business and business that would be written in an interim period until the adoption of a principles-based reserve approach. In September 2012, subsequent to public exposure and significant public comment, the NAIC adopted the Joint Working Group's proposals for new and in-force business subject to AG 38 provisions. We are addressing these new business requirements through revised product offerings and increased utilization of reinsurance for our new business. Over time, there can be no assurance that there will continue to be affordable reinsurance available. With respect to the in-force requirements, we have determined that approximately 8.2% of our universal life insurance reserves are subject to the new regulations, which require additional reserve adequacy testing. The financial impact related to the new reserving requirements on our in-force reserves subject to the new guidance was not significant.

   River Lake IV also prepares financial statements in accordance with local regulatory requirements. As of December 31, 2012 and 2011, local statutory capital and surplus was $101.3 million and $118.5 million, respectively. Local statutory net income was $490.5 million for the year ended December 31, 2012. Local statutory net loss was $42.0 million and $74.4 million for the years ended December 31, 2011 and 2010, respectively. The regulatory authorities in these international jurisdictions generally establish supervisory solvency requirements. River Lake IV had surplus levels that exceeded local solvency requirements by $99.7 million and $112.9 million as of December 31, 2012 and 2011, respectively.

(18) SEGMENT INFORMATION

   We operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities for the retirement market. Our

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

Runoff segment primarily includes variable annuity, variable life insurance, group variable annuity and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2012:

                                                             U.S. LIFE             CORPORATE
(AMOUNTS IN MILLIONS)                                        INSURANCE    RUNOFF   AND OTHER CONSOLIDATED
---------------------                                        ---------  ---------  --------- ------------
Premiums.................................................... $   467.5  $     5.3  $     --   $   472.8
Net investment income.......................................     649.1       35.9       8.9       693.9
Net investment gains (losses)...............................     (37.0)     (33.3)    (16.6)      (86.9)
Policy fees and other income................................     679.5      171.1       2.9       853.5
                                                             ---------  ---------  --------   ---------
   Total revenues...........................................   1,759.1      179.0      (4.8)    1,933.3
                                                             ---------  ---------  --------   ---------
Benefits and other changes in policy reserves...............     995.2       32.8        --     1,028.0
Interest credited...........................................     287.8       17.9        --       305.7
Acquisition and operating expenses, net of deferrals........     211.9       48.6       5.8       266.3
Amortization of deferred acquisition costs and intangibles..     276.8       58.8        --       335.6
Goodwill impairment.........................................     147.0         --        --       147.0
Interest expense............................................      90.1         --      (3.0)       87.1
                                                             ---------  ---------  --------   ---------
   Total benefits and expenses..............................   2,008.8      158.1       2.8     2,169.7
                                                             ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net loss of
  unconsolidated subsidiary.................................    (249.7)      20.9      (7.6)     (236.4)
Provision (benefit) for income taxes........................     (44.6)      (5.4)     (9.4)      (59.4)
                                                             ---------  ---------  --------   ---------
Income (loss) before equity in net loss of unconsolidated
  subsidiary................................................    (205.1)      26.3       1.8      (177.0)
Equity in net loss of unconsolidated subsidiary.............        --         --      45.5        45.5
                                                             ---------  ---------  --------   ---------
Net income (loss)........................................... $  (205.1) $    26.3  $   47.3   $  (131.5)
                                                             =========  =========  ========   =========
Total assets................................................ $25,824.4  $11,463.0  $1,277.9   $38,565.3
                                                             =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2011:

                                                             U.S. LIFE             CORPORATE
(AMOUNTS IN MILLIONS)                                        INSURANCE    RUNOFF   AND OTHER CONSOLIDATED
---------------------                                        ---------  ---------  --------- ------------
Premiums.................................................... $   782.2  $    55.6   $   --    $   837.8
Net investment income.......................................     680.1       35.5     10.0        725.6
Net investment gains (losses)...............................     (66.9)    (113.1)    (2.0)      (182.0)
Policy fees and other income................................     572.1      192.8       --        764.9
                                                             ---------  ---------   ------    ---------
   Total revenues...........................................   1,967.5      170.8      8.0      2,146.3
                                                             ---------  ---------   ------    ---------
Benefits and other changes in policy reserves...............   1,119.7       76.9       --      1,196.6
Interest credited...........................................     276.7       23.0       --        299.7
Acquisition and operating expenses, net of deferrals........     205.2       88.4      2.2        295.8
Amortization of deferred acquisition costs and intangibles..     133.6       46.0      4.2        183.8
Interest expense............................................     105.5         --      6.2        111.7
                                                             ---------  ---------   ------    ---------
   Total benefits and expenses..............................   1,840.7      234.3     12.6      2,087.6
                                                             ---------  ---------   ------    ---------
Income (loss) before income taxes and equity in net loss of
  unconsolidated subsidiary.................................     126.8      (63.5)    (4.6)        58.7
Provision (benefit) for income taxes........................      44.6      (38.4)    (1.6)         4.6
                                                             ---------  ---------   ------    ---------
Income (loss) before equity in net loss of unconsolidated
  subsidiary................................................      82.2      (25.1)    (3.0)        54.1
Equity in net loss of unconsolidated subsidiary.............        --         --     (7.5)        (7.5)
                                                             ---------  ---------   ------    ---------
Net income (loss)........................................... $    82.2  $   (25.1)  $(10.5)   $    46.6
                                                             =========  =========   ======    =========
Total assets................................................ $26,434.6  $12,092.9   $908.9    $39,436.4
                                                             =========  =========   ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2010:

                                                               U.S. LIFE         CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE RUNOFF  AND OTHER CONSOLIDATED
---------------------                                          --------- ------  --------- ------------
Premiums...................................................... $  839.3  $ 72.4   $   --     $  911.7
Net investment income.........................................    642.4    59.3     15.9        717.6
Net investment gains (losses).................................    (88.7)  (11.8)   (11.2)      (111.7)
Policy fees and other income..................................    399.0   171.9       --        570.9
                                                               --------  ------   ------     --------
   Total revenues.............................................  1,792.0   291.8      4.7      2,088.5
                                                               --------  ------   ------     --------
Benefits and other changes in policy reserves.................  1,082.8    80.6       --      1,163.4
Interest credited.............................................    267.9    35.5       --        303.4
Acquisition and operating expenses, net of deferrals..........    218.5    94.4      4.9        317.8
Amortization of deferred acquisition costs and intangibles....    138.8    48.1      1.8        188.7
Interest expense..............................................    101.4      --      7.5        108.9
                                                               --------  ------   ------     --------
   Total benefits and expenses................................  1,809.4   258.6     14.2      2,082.2
                                                               --------  ------   ------     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (17.4)   33.2     (9.5)         6.3
Benefit for income taxes......................................    (12.3)   (2.9)   (31.9)       (47.1)
                                                               --------  ------   ------     --------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................     (5.1)   36.1     22.4         53.4
Equity in net income of unconsolidated subsidiary.............       --      --     21.7         21.7
                                                               --------  ------   ------     --------
Net income (loss)............................................. $   (5.1) $ 36.1   $ 44.1     $   75.1
                                                               ========  ======   ======     ========

(19) COMMITMENTS AND CONTINGENCIES

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters or the likelihood of potential future legal and regulatory matters against us. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. We also are not able to provide an estimate or range of possible losses related to these matters.

   (b) Commitments

   As of December 31, 2012, we were committed to fund $21.3 million in limited partnership investments.

   On February 14, 2011, Genworth issued a $100.0 million letter of credit under its credit facilities for the benefit of Brookfield to support the reinsurance of statutory reserves assumed from us. This letter of credit replaced another letter of credit for the same amount which matured in February 2011 and was provided by a third-party bank.

   On April 28, 2010, GLAIC entered into a reinsurance treaty with River Lake VIII, a subsidiary of GLAIC, effective April 1, 2010 (the "Reinsurance Treaty II"). In conjunction with the Reinsurance Treaty II, on April 28, 2010, River Lake VIII delivered to GLAIC a $525.0 million conditional letter of credit issued by a third-party bank.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which was funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $264.8 million as of December 31, 2012.

(20) INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2012 and 2011, the carrying value of our investment in GLICNY was $560.4 million and $478.2 million, respectively, and was included in other invested assets.

   On January 1, 2012, GLICNY adopted new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. GLICNY adopted this new guidance retrospectively, which reduced its retained earnings and stockholders' equity by $80.2 million as of January 1, 2010, and increased the net loss by $5.1 million for the year ended December 31, 2011 and increased net income by $6.0 million for the year ended December 31, 2010. As a result, our investment in GLICNY was impacted to the extent of our ownership interest of 34.5%.

   On January 1, 2012, GLICNY also changed its treatment of the liability for future policy benefits for their level premium term life insurance products when the liability for a policy falls below zero. GLICNY implemented this change in accounting retrospectively, which reduced its retained earnings and stockholders' equity by $11.4 million as of January 1, 2010 and increased the net loss by $1.5 million for the year ended December 31, 2011 and reduced net income by $1.1 million for the year ended December 31, 2010. As a result, our investment in GLICNY was impacted to the extent of our ownership interest of 34.5%.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The tables below provide summarized financial information for GLICNY:

                                                  YEARS ENDED DECEMBER 31,
                                                  ------------------------
         (AMOUNTS IN MILLIONS)                     2012    2011     2010
         ---------------------                    ------  ------   ------
         Net investment income................... $338.5  $329.4   $316.6
         Total revenues.......................... $666.3  $491.2   $524.3
         Net income (loss)....................... $131.9  $(21.6)  $ 62.8

                                                   AS OF DECEMBER 31,
                                                   -------------------
          (AMOUNTS IN MILLIONS)                      2012      2011
          ---------------------                    --------- ---------
          Total assets............................ $11,285.5 $10,895.5
          Total liabilities....................... $ 9,661.1 $ 9,509.3
          Total stockholders' equity.............. $ 1,624.4 $ 1,386.2

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)     Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the establishment of Separate Account 4.
            Previously filed on September 30, 1998 with Post-Effective Amendment
            No. 12 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (1)(a)(i) Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life
            & Annuity Separate Account 4. Previously filed on December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-62695.

 (1)(b)     Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of GE Life and Annuity
            Assurance Company to Genworth Life and Annuity Insurance Company.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (1)(b)(i)  Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name GE Life & Annuity Separate
            Account 4 to Genworth Life & Annuity VA Separate Account 1.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (2)        Not Applicable.

 (3)(a)     Underwriting Agreement dated December 1, 2001 between The Life
            Insurance Company of Virginia and Capital Brokerage Corporation.
            Previously filed on September 16, 2002 with Post-Effective Amendment
            No. 24 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (3)(b)     Dealer Sales Agreement dated December 1, 2001. Previously filed on
            September 16, 2002 with Post-Effective Amendment No. 24 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(a)     Form of Contract.

 (4)(a)(i)  Contract Form P1143 4/94. Previously filed on September 30, 1998 with
            Post-Effective Amendment No. 12 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

 (4)(a)(ii) Contract Form P1150 10/98. Previously filed on September 30, 1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)     Endorsements to Contract.

 (4)(b)(i)  IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective
            Amendment No. 9 to FormN-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (4)(b)(ii) Pension Endorsement. Previously filed on May 1, 1998 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

 (4)(b)(iii)  Section 403(b) Endorsement. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (4)(b)(iv)   Guaranteed Minimum Death Benefit Rider. Previously filed on May 1,
              1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(v)    Optional Death Benefit at Death of Annuitant Endorsement. Previously
              filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(vi)   Endorsement for Waiver of Surrender Charges. Previously filed on July
              17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for GE Life
              & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(vii)  Death Benefit Available at Death of Annuitant Endorsement. Previously
              filed on April 30, 1999 with Pre-Effective Amendment No. 1 to Form
              N-4 for GE Life & Annuity Separate Account 4, Registration No.
              333-62695.

 (4)(b)(viii) Optional Enhanced Death Benefit Rider. Previously filed on September
              1, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(ix)   Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(x)    Guaranteed Minimum Death Benefit Rider P5157 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xi)   Optional Death Benefit Rider P5158 12/00. Previously filed on
              February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xii)  Guaranteed Minimum Death Benefit Rider P5159 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xiii) Optional Death Benefit at Death of Annuitant Endorsement P5160 12/00.
              Previously filed on February 28, 2001 with Post-Effective Amendment
              No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-62695.

 (4)(b)(ivx)  Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
              April 30, 2001 with Post-Effective Amendment No. 22 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (5)(a)       Form of Application. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (6)(a)       Amended and Restated Articles of Incorporation of Genworth Life and
              Annuity Insurance Company. Previously filed on January 3, 2006 with
              Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)       By-Laws of Genworth Life and Annuity Insurance Company. Previously
              filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
              N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-31172.

 (7)          Reinsurance Agreements. Previously filed on April 30, 2004 with Post
              Effective Amendment No. 26 to Form N-4 for GE Life & Annuity Separate
              Account 4, Registration No. 333-76334.

 (8)(a)    Amended and Restated Fund Participation Agreement among Variable
           Insurance Products Funds, Fidelity Distributors Corporation and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (8)(a)(i) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
           Corporation and Genworth Life and Annuity Insurance Company.
           Previously filed on April 25, 2008 with Post-Effective Amendment No.
           34 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 033-76334.

 (8)(b)    Agreement between Oppenheimer Variable Account Funds, Oppenheimer
           Management Corporation, and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 12 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i) Amendment to Agreement between Oppenheimer Variable Account Funds,
           Oppenheimer Management Corporation, and GE Life and Annuity Assurance
           Company. Previously filed with Pre-Effective 1 to Form N-4 for GE
           Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(c)    [Reserved.]

 (8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Federated Insurance Series. Previously filed on
           April 17, 2007 with Post-Effective Amendment No. 33 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (8)(f) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.
           Previously filed on September 28, 1995 with Post-Effective Amendment
           No. 14 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-17428.

 (8)(f)(i) Amendment to Fund Participation Agreement between The Alger American
           Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
           Company. Previously filed on December 21, 1999 with initial filing to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-96513.

 (8)(g)    [Reserved.]

 (8)(h)    Participation Agreement between PBHG Insurance Series Fund, Inc. and
           The Life Insurance Company of Virginia. Previously filed on March 24,
           1997 with Post-Effective Amendment No. 6 to Form N-4 for GE Life &
           Annuity Separate 4, Registration No. 033-76334.

 (8)(i) Participation Agreement between Goldman Sachs Variable Series Funds and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(i)(i) Amendment to Fund Participation Agreement between Goldman Sachs
           Variable Insurance Trust and Genworth Life and Annuity Insurance
           Company. Previously filed on April 17, 2007 with Post-Effective
           Amendment No. 33 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 033-76334.

 (8)(j)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust and
           Legg Mason Partners Variable Income Trust. Previously filed on April
           17, 2007 with Post-Effective Amendment No. 33 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (8)(k)    Form of Participation Agreement between GE Investments Funds, Inc.
           and Genworth Life and Annuity Insurance Company. Previously filed with Post-Effective Amendment 24 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

 (8)(l)    Fund Participation Agreement between AllianceBernstein Variable
           Products Series Fund, Inc. and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 21 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(l)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 17, 2007 with
           Post-Effective Amendment No. 33 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 033-76334.

 (8)(m) Fund Participation Agreement between MFS(R) Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(m)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 17, 2007 with Post-Effective Amendment No.
           33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 033-76334.

 (8)(n) Fund Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(n)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and PIMCO Variable Insurance Trust.
           Previously filed on April 17, 2007 with Post-Effective Amendment No.
           33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 033-76334.

 (8)(o) Amendment to Fund Participation Agreement between Janus Aspen Series and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(p)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 7, 2006 with
           Post-Effective Amendment No. 32 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 033-76334.

 (8)(q)    Form of Amendment to Fund Participation Agreement between Genworth
           Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April
           27, 2011 with Post-Effective Amendment No. 38 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)       Not Applicable.

(12)       Not Applicable.

(13) Schedule Showing Computation for Performance Data. Previously filed on May 1, 1997 with Post-Effective Amendment No. 7 to Form N-4 for GE
           Life & Annuity Separate Account 4, Registration No. 033-76334.

(14)(a) Power of Attorney. Previously filed on April 27, 2011 with
        Post-Effective Amendment No. 38 and on April 26, 2012 with
        Post-Effective Amendment No. 39 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 1, Registration No. 033-76334.

(14)(b) Power of Attorney. Previously filed on June 1, 2012 with
        Post-Effective Amendment No. 40 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 1, Registration No. 033-76334.

(14)(c) Power of Attorney. Filed herewith.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Elena K. Edwards          Director, Chairperson of the Board, President and Chief
                          Executive Officer
Paul A. Haley             Director, Senior Vice President and Chief Actuary
Daniel J. Sheehan, IV(2)  Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan        Director
John G. Apostle, II(1)    Vice President and Chief Compliance Officer
Thomas E. Duffy           Senior Vice President, General Counsel and Secretary
Amy R. Corbin             Director, Senior Vice President and Chief Financial Officer
James H. Reinhart         Senior Vice President
Patrick B. Kelleher       Senior Vice President
Jac J. Amerell            Vice President and Controller
Gary T. Prizzia(1)        Treasurer


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                  [FLOW CHART]




ITEM 27.  NUMBER OF CONTRACTOWNERS


   As of February 27, 2013 there were 6,068 owners of Qualified Contracts and 10,207 owners of Non-Qualified Contracts.


ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITERS

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable life insurance contracts issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, and Genworth Life & Annuity VA Separate Account 4.

   (b)

       NAME                ADDRESS           POSITIONS AND OFFICES WITH UNDERWRITER
       ----                 -------          --------------------------------------
Scott R. Reeks...... 6620 W. Broad St.     President and Chief Executive Officer
                     Richmond, VA 23230
Thomas E. Duffy..... 6610 W. Broad St.     Director and Vice President
                     Richmond, VA 23230
Elizabeth M. O'Brien 6610 W. Broad St.     Director
                     Richmond, VA 2320
John G. Apostle, II. 6620 W. Broad St.     Director
                     Richmond, VA 23230
Martin P. Klein..... 6610 W. Broad St.     Senior Vice President
                     Richmond, VA 23230
Scott E. Wolfe...... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                     Richmond, VA 23230    Officer
Vidal J. Torres, Jr. 6620 W. Broad St.     Vice President and Secretary
                     Richmond, VA 23230

       NAME                ADDRESS         POSITIONS AND OFFICES WITH UNDERWRITER
       ----                 -------        --------------------------------------
Daniel P. Healey.... 6610 W. Broad St.       Vice President
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street    Treasurer
                     Richmond, VA 23230
Linda C. Bagnell.... 6610 W. Broad St.       Financial & Operations Principal
                     Richmond, VA 23230



                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     8.0%    $51.2 million


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company, 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) REPRESENTATIONS OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 25th day of April, 2013.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                     (Registrant)

                                   By:              /s/  PAUL A. HALEY
                                          --------------------------------------
                                                       PAUL A. HALEY
                                                   SENIOR VICE PRESIDENT

                                   By:    GENWORTH LIFE AND ANNUITY INSURANCE
                                            COMPANY
                                          (Depositor)

                                   By:              /S/  PAUL A. HALEY
                                          --------------------------------------
                                                       PAUL A. HALEY
                                                   SENIOR VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


           NAME                              TITLE                       DATE
            ----                             -----                       ----

  /s/  ELENA K. EDWARDS*     Director, Chairperson of the Board,    April 25, 2013
----------------------------   President and Chief Executive
     ELENA K. EDWARDS          Officer

/S/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice President and    April 25, 2013
----------------------------   Chief Investment Officer
   DANIEL J. SHEEHAN, IV

    /s/  PAUL A. HALEY       Director, Senior Vice President and    April 25, 2013
----------------------------   Chief Actuary
       PAUL A. HALEY

 /s/  GREGORY S. KARAWAN*    Director                               April 25, 2013
----------------------------
    GREGORY S. KARAWAN

    /s/  AMY R. CORBIN*      Director, Senior Vice President and    April 25, 2013
----------------------------   Chief Financial Officer
       AMY R. CORBIN

   /S/  JAC J. AMERELL*      Vice President and Controller          April 25, 2013
----------------------------
      JAC J. AMERELL



*By:  /S/  PAUL A. HALEY   , pursuant to Power of Attorney          April 25, 2013
      -------------------    executed on April 1, 2011,
         PAUL A. HALEY       October 11, 2011, May 25, 2012, and
                             April 1, 2013.